UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05398

              AllianceBernstein Variable Products Series Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: December 31, 2004

                     Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, WITHOUT CHARGE, UPON REQUEST BY VISITING ALLIANCE CAPITAL'S WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM (CLICK ON INVESTORS, THEN THE "PROXY VOTING POLICIES AND PROCEDURES" LINK ON THE LEFT SIDE OF THE PAGE), OR BY GOING TO THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV, OR BY CALLING ALLIANCE CAPITAL AT (800) 227-4618.

AMERICAS GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
LONG-TERM INVESTMENTS-106.7%
CANADA-4.0%
GOVERNMENT/AGENCY OBLIGATIONS-4.0%
Government of Canada
  8.75%, 12/01/05 (a)                        CAD     $  1,414     $   1,137,612
  10.25%, 3/15/14 (a)                                   1,090         1,148,982
                                                                  -------------
Total Canadian Securities
  (cost $1,943,450)                                                   2,286,594
                                                                  -------------
MEXICO-24.2%
GOVERNMENT/AGENCY OBLIGATIONS-24.2%
Mexican Government Bonds
  8.00%, 12/19/13 (a)                        MXP       11,034           842,752
  8.00%, 12/07/23 (a)                                  23,007         1,542,911
  9.00%, 12/27/07 (a)                                  10,000           856,748
  9.00%, 12/24/09 (a)                                  23,662         1,965,720
  9.00%, 12/20/12 (a)                                  82,297         6,593,616
  10.50%, 7/14/11 (a)                                   3,833           344,916
  10.50%, 11/07/14                                     16,624         1,500,269
                                                                  -------------
Total Mexican Securities
  (cost $15,284,455)                                                 13,646,932
                                                                  -------------
UNITED STATES-78.5%
U.S. GOVERNMENT SPONSORED AGENCY
  OBLIGATIONS-32.2 %
Federal Home Loan Mortgage Corp.
  3.625%, 9/15/08                             US     $  5,800         5,723,092
Federal National Mortgage Association
  4.125%, 4/15/14                                       2,000         1,842,902
  5.375%, 11/15/11                                      5,000         5,176,395
  6.00%, 7/14/34 TBA                                    5,000         5,104,690
  7.00%, 3/01/32                                          279           294,389
Government National Mortgage Association
  9.00%, 9/15/24                              US           13            15,125
                                                                  -------------
                                                                     18,156,593
                                                                  -------------
U.S. TREASURY SECURITIES-46.3%
U.S. Treasury Bonds
  6.125%, 8/15/29                                       1,400         1,540,438
  6.25%, 5/15/30                                        4,700         5,263,817
  8.125%, 8/15/19 (b)                                   2,000         2,620,000
U.S. Treasury Notes
  2.25%, 2/15/07                                          280           274,630
  4.25%, 8/15/13                                        3,070         2,997,809
  4.25%, 11/15/13                                         768           747,750
  4.875%, 2/15/12                                         850           878,157
  5.75%, 8/15/10                                        2,280         2,486,627
U.S. Treasury Strips
  0.00%, 5/15/13                                        3,500         2,299,731
  0.00%, 2/15/16                                        2,500         1,386,048
  0.00%, 11/15/21                                      14,700         5,612,489
                                                                  -------------
                                                                     26,107,496
                                                                  -------------
Total United States Securities
  (cost $43,788,694)                                                 44,264,089
                                                                  -------------
TOTAL INVESTMENTS-106.7%
  (cost $61,016,599)                                                 60,197,615
Other assets less liabilities-(6.7%)                                 (3,792,069)
                                                                  -------------
NET ASSETS-100%                                                   $  56,405,546
                                                                  =============


FORWARD EXCHANGE CURRENCY CONTRACTS (SEE NOTE D)

                                       U.S. $
                        CONTRACT      VALUE ON         U.S. $      UNREALIZED
                         AMOUNT     ORIGINATION       CURRENT     APPRECIATION/
                          (000)         DATE           VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------
BUY CONTRACTS

Canadian Dollar,
  settling 7/08/04          6,930   $ 5,007,765     $ 5,168,077     $ 160,312
Chilean Peso,
  settling 8/17/04      1,522,661     2,431,050       2,393,167       (37,883)
Mexican Peso,
  settling 7/19/04          7,443       646,457         640,757        (5,700)

SALE CONTRACTS

Canadian Dollar,
  settling 7/08/04         10,173     7,388,053       7,586,381      (198,328)
Chilean Peso,
  settling 8/17/04      1,522,660     2,654,337       2,393,167       261,170
Mexican Peso,
  settling 7/19/04         14,000     1,226,994       1,210,436        16,558
Mexican Peso,
  settling 8/13/04        109,268     9,520,464       9,406,330       114,134

AMERICAS GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


FINANCIAL FUTURES CONTRACTS SOLD (SEE NOTE D)

                                                       VALUE AT
                   NUMBER OF   EXPIRATION   ORIGINAL    JUNE 30,    UNREALIZED
     TYPE          CONTRACTS     MONTH       VALUE       2004      DEPRECIATION
-------------------------------------------------------------------------------
U.S. Treasury Note             September
10 Year Futures       46          2004     $4,970,177   $5,029,094   $(58,917)


(a) Positions, or portion thereof, with an aggregate market value of $15,066,449 have been segregated to collateralize forward exchange currency contracts.

(b) Position, with a market value of $268,185 has been segregated to collateralize margin requirements for open futures contracts.

Currency Abbreviations:

CAD - Canadian Dollar
MXP - Mexican Peso
US$ - United States Dollar

Glossary:

TBA - To Be Assigned-Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.

AMERICAS GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $61,016,599)          $  60,197,615
  Cash                                                                   95,481
  Unrealized appreciation of forward exchange currency contracts        552,174
  Dividends and interest receivable                                   1,056,567
  Receivable for capital stock sold                                       2,435
                                                                  -------------
  Total assets                                                       61,904,272
                                                                  -------------
LIABILITIES
  Unrealized depreciation of forward exchange currency contracts        241,911
  Payable for investment securities purchased                         5,075,781
  Payable for variation margin on futures contracts                      33,062
  Advisory fee payable                                                   23,199
  Administration fee payable                                             19,807
  Distribution fee payable                                                1,353
  Payable for capital stock redeemed                                        559
  Accrued expenses                                                      103,054
                                                                  -------------
  Total liabilities                                                   5,498,726
                                                                  -------------
NET ASSETS                                                        $  56,405,546
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $       4,636
  Additional paid-in capital                                         54,829,362
  Undistributed net investment income                                 1,450,128
  Accumulated net realized gain on investment and foreign
    currency transactions                                               704,172
  Net unrealized depreciation of investments and foreign
    currency denominated assets and liabilities                        (582,752)
                                                                  -------------
                                                                  $  56,405,546
                                                                  =============
CLASS A SHARES
  Net assets                                                      $  49,684,370
                                                                  =============
  Shares of capital stock outstanding                                 4,083,202
                                                                  =============
  Net asset value per share                                       $       12.17
                                                                  =============
CLASS B SHARES
  Net assets                                                      $   6,721,176
                                                                  =============
  Shares of capital stock outstanding                                   552,407
                                                                  =============
  Net asset value per share                                       $       12.17
                                                                  =============


See Notes to Financial Statements.

AMERICAS GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                        $   1,835,743
                                                                  -------------
EXPENSES
  Advisory Fee                                                          207,840
  Distribution fee--Class B                                               9,232
  Custodian                                                              77,295
  Administrative                                                         34,500
  Audit                                                                  18,750
  Printing                                                               10,169
  Legal                                                                   5,000
  Directors' fees                                                           500
  Transfer agency                                                           450
  Miscellaneous                                                           7,665
                                                                  -------------
  Total expenses before interest                                        371,401
  Interest expense                                                          221
                                                                  -------------
  Total expenses                                                        371,622
  Less: expenses waived and reimbursed by the Adviser
    (see Note B)                                                        (47,963)
                                                                  -------------
  Net expenses                                                          323,659
                                                                  -------------
  Net investment income                                               1,512,084
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                           1,656,975
    Written options                                                      11,488
    Futures                                                             (28,740)
    Foreign currency transactions                                       158,395
  Net change in unrealized appreciation/depreciation of:
    Investments                                                      (4,742,558)
    Futures                                                             (50,011)
    Foreign currency denominated assets and liabilities                 522,426
                                                                  -------------
  Net loss on investment and foreign currency transactions           (2,472,025)
                                                                  -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                        $    (959,941)
                                                                  =============


See Notes to Financial Statements.

AMERICAS GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                               SIX MONTHS ENDED     YEAR ENDED
                                                 JUNE 30, 2004     DECEMBER 31,
                                                  (UNAUDITED)          2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $   1,512,084    $   3,458,433
  Net realized gain on investment and
    foreign currency transactions                    1,798,118        1,263,571
  Net change in unrealized appreciation/
    depreciation of investments and
    foreign currency denominated assets
    and liabilities                                 (4,270,143)         422,898
                                                 -------------    -------------
  Net increase (decrease) in net assets
    from operations                                   (959,941)       5,144,902

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (2,720,328)      (3,245,231)
    Class B                                           (347,443)        (143,433)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                      (5,815,336)      (8,050,736)
                                                 -------------    -------------
  Total decrease                                    (9,843,048)      (6,294,498)

NET ASSETS
  Beginning of period                               66,248,594       72,543,092
                                                 -------------    -------------
  End of period (including undistributed
    net investment income of $1,450,128 and
    $3,005,815, respectively)                    $  56,405,546    $  66,248,594
                                                 =============    =============


See Notes to Financial Statements.

AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Americas Government Income Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc., (the "Fund"). The Portfolio's investment objective is to seek the highest level of current income, consistent with what Alliance Capital Management L.P., considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the government of the United States, Canada, or Mexico, their political subdivisions (including Canadian provinces, but excluding States of the United States), agencies, instrumentalities or authorities. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser, an investment advisory fee at an annual rate of .65% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $47,963. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York

AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                   PURCHASES          SALES
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $  11,818,674    $  20,404,157
U.S. government securities                          25,249,528       18,270,535


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $   1,256,228
Gross unrealized depreciation                                        (2,075,212)
                                                                  -------------
Net unrealized depreciation                                       $    (818,984)
                                                                  =============


1. FINANCIAL FUTURES CONTRACTS


The Portfolio may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Portfolio bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Portfolio enters into a futures contract, the Portfolio deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

3. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transactions in options written for the six months ended June 30, 2004 were as follows:

                                                   NUMBER OF        PREMIUMS
                                                   CONTRACTS        RECEIVED
                                                 =============    =============
Options outstanding at December 31, 2003                    -0-   $          -0-
Options written                                     10,112,100           11,488
Options expired                                    (10,112,100)         (11,488)
                                                 -------------    -------------
Options outstanding at June 30, 2004                        -0-   $          -0-
                                                 =============    =============


4. REVERSE REPURCHASE AGREEMENTS

Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2004, the Portfolio had no securities on loan.

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------

CLASS A
Shares sold               235,898       948,584    $  3,180,462   $  12,158,631
Shares issued
  in reinvestment
  of dividends and
  distributions           225,566       242,725       2,720,329       3,245,231
Shares redeemed        (1,032,662)   (2,252,158)    (13,369,614)    (28,915,805)
                      -----------   -----------    ------------   -------------
Net decrease             (571,198)   (1,060,849)   $ (7,468,823)  $ (13,511,943)
                      ===========   ===========    ============   =============

CLASS B
Shares sold               356,729       557,837    $  4,772,627   $   7,212,518
Shares issued
  in reinvestment
  of dividends and
  distributions            28,810        10,720         347,443         143,433
Shares redeemed          (271,139)     (149,149)     (3,466,583)     (1,894,744)
                      -----------   -----------    ------------   -------------
Net increase              114,400       419,408    $  1,653,487   $   5,461,207
                      ===========   ===========    ============   =============


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Interest Rate Risk and Credit Risk-- Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the year ended December 31, 2003.

NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                 2003             2002
                                             =============    =============
Distributions paid from:
  Ordinary income                            $   3,388,664    $   3,178,792
  Net long-term capital gains                           -0-         242,581
                                             -------------    -------------
Total taxable distributions                      3,388,664        3,421,373
                                             -------------    -------------
Total distributions paid                     $   3,388,664        3,421,373
                                             =============    =============


As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $   3,057,376
Accumulated capital and other losses                             (1,102,852)(a)
Unrealized appreciation/(depreciation)                            3,882,270
                                                              -------------
Total accumulated earnings/(deficit)                          $   5,836,794
                                                              =============


(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $1,102,852, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year, the Portfolio utilized capital loss carryforwards of $1,560,864.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

AMERICAS GOVERNMENT INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             CLASS A
                                            ----------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004  ---------------------------------------------------------------
                                            (UNAUDITED)      2003         2002        2001(a)      2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $13.01       $12.65       $12.17       $12.72       $12.42       $12.55

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .31(c)       .61          .67(c)       .92(c)      1.08(c)      1.22(c)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  (.46)         .34          .61         (.43)         .37         (.16)
Net increase (decrease) in net asset value
  from operations                               (.15)         .95         1.28          .49         1.45         1.06

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.69)        (.59)        (.73)        (.91)        (.96)       (1.05)
Distributions from net realized gain
  on investment transactions                      -0-          -0-        (.07)        (.13)        (.19)        (.14)
Total dividends and distributions               (.69)        (.59)        (.80)       (1.04)       (1.15)       (1.19)
Net asset value, end of period                $12.17       $13.01       $12.65       $12.17       $12.72       $12.42

TOTAL RETURN
Total investment return based on net
  asset value (d)                              (1.13)%       7.35%       10.99%        3.59%       12.39%        8.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $49,685      $60,550      $72,307      $51,146      $33,154      $29,411
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .98%(e)     1.04%         .93%         .95%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.13%(e)     1.04%        1.05%        1.15%        1.24%        1.20%
  Net investment income                         4.75%(c)(e)  4.75%        5.45%(c)     7.35%(c)     8.68%(c)     9.91%(c)
Portfolio turnover rate                           59%          73%          60%          57%           0%           6%



See footnote summary on page 14.

AMERICAS GOVERNMENT INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                    CLASS B
                                      -------------------------------------
                                      SIX MONTHS              JULY 22, 2002 (f)
                                         ENDED     YEAR ENDED       TO
                                    JUNE 30, 2004  DECEMBER 31, DECEMBER 31,
                                      (UNAUDITED)     2003         2002
                                      -----------  -----------  -----------
Net asset value, beginning of period    $13.01       $12.67       $12.04

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                  .29(c)       .57          .42(c)
Net realized and unrealized gain
  (loss) on investment and
foreign currency transactions             (.46)         .36          .21
Net increase (decrease) in net
  asset value from operations             (.17)         .93          .63

LESS: DIVIDENDS
Dividends from net investment income      (.67)        (.59)          -0-
Net asset value, end of period          $12.17       $13.01       $12.67

TOTAL RETURN
Total investment return based on
  net asset value (d)                    (1.25)%       7.18%        5.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $6,721       $5,698         $236
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                        1.24%(e)     1.30%        1.36%(e)
  Expenses, before waivers and
    reimbursements                        1.39%(e)     1.30%        1.48%(e)
  Net investment income                   4.53%(c)(e)  4.42%        4.72%(c)(e)
Portfolio turnover rate                     59%          73%          60%



(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change was to decrease net investment income per share by $.04, increase net realized and unrealized (loss) on investments per share by $.04, and decrease the ratio of net investment income to average net assets from 7.61% to 7.35%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares oustanding.

(c)  Net of expenses waived or reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN GLOBAL BOND PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, WITHOUT CHARGE, UPON REQUEST BY VISITING ALLIANCE CAPITAL'S WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM (CLICK ON INVESTORS, THEN THE "PROXY VOTING POLICIES AND PROCEDURES" LINK ON THE LEFT SIDE OF THE PAGE), OR BY GOING TO THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV, OR BY CALLING ALLIANCE CAPITAL AT (800) 227-4618.

GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________



                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
LONG-TERM INVESTMENTS-82.2%
AUSTRIA-4.4%
GOVERNMENT OBLIGATION-4.4%
Republic of Austria
  3.80%, 10/20/13 (a)                        EUR        2,500     $   2,927,844
                                                                  -------------
BELGIUM-4.2%
GOVERNMENT OBLIGATION-4.2%
Kingdom of Belgium
  4.25%, 9/28/14 (a)                                    2,300         2,770,485
                                                                  -------------
DENMARK-3.2%
GOVERNMENT OBLIGATION-3.2%
Kingdom of Denmark
  7.00%, 11/15/07 (a)                        DKK       11,650         2,124,143
                                                                  -------------
FINLAND-4.3%
GOVERNMENT OBLIGATION-4.3%
Government of Finland
  5.38%, 7/04/13 (a)                         EUR        2,175         2,864,745
                                                                  -------------
GERMANY-10.5%
BANKING-9.6%
Deutsche Ausgleichbank
  7.00%, 6/23/05                                          150           156,762
Deutsche Bundesrepublik
  4.25%, 1/04/14 (a)                                    5,100         6,189,979
                                                                  -------------
                                                                      6,346,741
                                                                  -------------
GOVERNMENT OBLIGATION-0.9%
Bundesobligation
  3.25%, 4/17/09 (a)                                      500           599,897
                                                                  -------------
                                                                      6,946,638
                                                                  -------------
IRELAND-4.8%
GOVERNMENT OBLIGATION-4.8%
Republic of Ireland
  4.25%, 10/18/07 (a)                                   2,525         3,172,715
                                                                  -------------
ITALY-4.0%
GOVERNMENT OBLIGATIONS-4.0%
Republic of Italy
  6.75%, 2/01/07 (a)                                    2,000         2,656,124
                                                                  -------------
JAPAN-21.6%
GOVERNMENT OBLIGATIONS-21.6%
Government of Japan
  1.40%, 6/20/11                             JPY      106,600           983,059
  1.70%, 3/22/10                                      280,000         2,667,381
  1.70%, 9/20/10                                      280,000         2,658,164
  1.80%, 9/20/10                                      309,000         2,950,417
  1.90%, 6/21/10                                      270,000         2,565,019
  1.90%, 12/20/10                                     253,500         2,429,604
                                                                  -------------
                                                                     14,253,644
                                                                  -------------
NETHERLANDS-4.7%
GOVERNMENT OBLIGATION-4.7%
Kingdom of the Netherlands
  3.75%, 7/15/09 (a)                         EUR        2,550         3,120,852
                                                                  -------------
SPAIN-7.7%
GOVERNMENT OBLIGATION-7.7%
Government of Spain
  6.15%, 1/31/13 (a)                                    3,700         5,119,809
                                                                  -------------
SWEDEN-0.9%
GOVERNMENT OBLIGATION-0.9%
Kingdom of Sweden
  6.50%, 5/05/08 (a)                         SEK        3,910           568,245
                                                                  -------------
UNITED KINGDOM-0.2%
BANKING-0.2%
Scotland International
  Finance II BV
  4.25%, 5/23/13 (b)                                      160           147,764
                                                                  -------------
UNITED STATES-4.5%
FINANCIAL-2.9%
GE Financial Assurance
  Holdings
  1.60%, 6/20/11 (a)                         JPY       75,000           662,289
International Lease Finance
  3.50%, 4/01/09                             USD          350           333,169
Pershing Road
  Development Co.
  1.99%, 9/01/26 (b)(c)                                   660           660,000
Suntrust Bank
  1.43%, 6/02/09 (c)                                      250           249,930
                                                                  -------------
                                                                      1,905,388
                                                                  -------------
INDUSTRIAL-0.5%
General Electric Co.
  5.00%, 2/01/13                                          330           325,336
                                                                  -------------
RETAIL-1.1%
Wal Mart Stores, Inc.
  4.55%, 5/01/13                                          750           723,863
                                                                  -------------
                                                                      2,954,587
                                                                  -------------
U.S. GOVERNMENT AND
  GOVERNMENTSPONSORED AGENCY
  OBLIGATIONS-7.2%
Federal National Mortgage
  Association
  4.13%, 4/15/14                                        1,525         1,405,213
U.S. Treasury Bond
  5.38%, 2/15/31                                        2,567         2,589,764
U.S. Treasury Note
  3.13%, 4/15/09                                          780           758,094
                                                                  -------------
                                                                      4,753,071
                                                                  -------------
Total Long-Term Investments
  (cost $52,224,268)                                                 54,380,666
                                                                  -------------

GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________



                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-14.5%
UNITED STATES-14.5%
GOVERNMENT OBLIGATION-3.5%
U.S. Treasury Bill
  Zero Coupon, 8/05/04                       USD        2,300     $   2,297,378
TIME DEPOSIT-11.0%
Societe Generale
  1.375%, 7/01/04                                       7,300         7,300,000
                                                                  -------------
Total Short-Term
  Investments
  (cost $9,597,448)                                                   9,597,378
                                                                  -------------
TOTAL INVESTMENTS-96.7%
  (cost $61,821,716)                                                 63,978,044
Other assets less
  liabilities-3.3%                                                    2,170,613
                                                                  -------------
NET ASSETS-100%                                                   $  66,148,657
                                                                  =============


FORWARD EXCHANGE CURRENCY CONTRACTS (SEE NOTE D)

                                        U.S. $
                          CONTRACT     VALUE ON         U.S. $     UNREALIZED
                           AMOUNT    ORIGINATION       CURRENT    APPRECIATION
                           (000)         DATE           VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------
BUY CONTRACTS:

Australian Dollar,
  settling 8/04/04            325   $   225,737     $   225,198     $    (539)

British Pound,
  settling 7/12/04          1,835     3,264,622       3,325,310        60,688

Canadian Dollar,
  settling 7/08/04            159       115,765         118,502         2,737

Euro, settling 7/26/04      3,744     4,537,539       4,552,277        14,738

Japanese Yen,
  settling 8/30/04        422,609     3,954,051       3,882,937       (71,114)

SALE CONTRACTS:

Canadian Dollar,
  settling 7/08/04            159       115,404         118,502        (3,098)

Danish Krone,
  settling 7/16/04          7,907     1,284,820       1,293,766        (8,946)

Euro, settling 7/26/04      9,175    11,019,221      11,157,350      (138,129)

Swedish Krona,
  settling 7/16/04            462        61,408          61,285           123


(a) Positions, or portions thereof, with an aggregate market value of $33,282,865 have been segregated to collateralize forward exchange currency contracts.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate market value of these securities amounted to $807,764 or 1.2% of net assets.

(c) Floating rate security. Stated interest rate was in effect at June 30, 2004.

Currency Abbreviations:

CAD - Canadian Dollar
DKK - Danish Krona
EUR - Euros
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar

See Notes to Financial Statements.

GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $61,821,716)          $  63,978,044
  Foreign cash, at value (cost $958,840)                                982,822
  Unrealized appreciation of forward exchange currency
    contracts                                                            79,304
  Interest receivable                                                 1,052,807
  Receivable for investment securities sold                             580,040
                                                                  -------------
  Total assets                                                       66,673,017
                                                                  -------------
LIABILITIES
  Due to custodian                                                      101,291
  Unrealized depreciation of forward exchange currency
    contracts                                                           222,844
  Advisory fee payable                                                   24,278
  Distribution fee payable                                                6,099
  Accrued expenses                                                      169,848
                                                                  -------------
  Total liabilities                                                     524,360
                                                                  -------------
NET ASSETS                                                        $  66,148,657
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $       5,403
  Additional paid-in capital                                         62,762,104
  Distribution in excess of net investment income                    (1,637,345)
  Accumulated net realized gain on investment
    transactions and foreign currency transactions                    2,980,119
  Net unrealized appreciation of investments and
    foreign currency denominated assets and
    liabilities                                                       2,038,376
                                                                  -------------
                                                                  $  66,148,657
                                                                  =============
CLASS A SHARES
  Net assets                                                      $  53,469,952
                                                                  =============
  Shares of capital stock outstanding.                                4,361,054
                                                                  =============
  Net asset value per share                                       $       12.26
                                                                  =============
CLASS B SHARES
  Net assets                                                      $  12,678,705
                                                                  =============
  Shares of capital stock outstanding.                                1,041,720
                                                                  =============
  Net asset value per share                                       $       12.17
                                                                  =============


See Notes to Financial Statements.

GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Interest (net of foreign taxes withheld of $5,710)                 $  945,060
                                                                     ----------
EXPENSES
  Advisory fee                                                          220,630
  Distribution fee -- Class B                                            15,162
  Custodian                                                              82,790
  Administrative                                                         34,500
  Audit and legal                                                        23,750
  Printing                                                                5,580
  Directors' fees                                                            500
  Transfer agency                                                           450
  Miscellaneous                                                           1,397
                                                                     ----------
  Total expenses                                                        384,759
  Less: expenses waived and reimbursed by the Adviser (see Note B)      (67,886)
                                                                     ----------
  Net expenses                                                          316,873
                                                                     ----------
  Net investment income                                                 628,187
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on:
    Investment transactions.                                          3,348,746
    Foreign currency transactions                                     1,230,384
  Net change in unrealized appreciation/depreciation of:
    Investments                                                      (5,849,162)
    Foreign currency denominated assets and liabilities                (301,301)
                                                                     ----------
  Net loss on investment and foreign currency transactions           (1,571,333)
                                                                     ----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                           $ (943,146)
                                                                     ==========


See Notes to Financial Statements.

GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                               SIX MONTHS ENDED     YEAR ENDED
                                                 JUNE 30, 2004     DECEMBER 31,
                                                  (UNAUDITED)          2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $     628,187    $   1,289,455
  Net realized gain on investment and foreign
    currency transactions                            4,579,130        4,071,774
  Net change in unrealized appreciation/
    depreciation of investments and foreign
    currency denominated assets and
    liabilities                                     (6,150,463)       3,103,651
                                                 -------------    -------------
  Net increase (decrease) in net assets
    from operations.                                  (943,146)       8,464,880

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                                         (3,156,752)      (3,476,111)
    Class B                                           (714,607)        (610,949)
  Net realized gain on investment transactions
    Class A                                         (1,105,271)              -0-
    Class B                                           (258,556)              -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                       2,270,633        1,034,328
                                                 -------------    -------------
  TOTAL INCREASE (DECREASE)                         (3,907,699)       5,412,148

NET ASSETS
  Beginning of period                               70,056,356       64,644,208
                                                 -------------    -------------
  End of period (including distribution
    in excess of net investment income
    of $1,637,345 and undistributed net
    investment income of $1,605,827,
    respectively)                                $  66,148,657    $  70,056,356
                                                 =============    =============


See Notes to Financial Statements.

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Global Bond Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high-quality debt securities denominated in the U.S. dollar and a range of foreign currencies. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the Portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annual rate of .65% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $67,886. The

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management,Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                   PURCHASES          SALES
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $  47,059,096    $  48,127,498
U.S. government securities                           6,957,965        7,091,432


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $   2,302,162
Gross unrealized depreciation                                          (145,834)
                                                                  -------------
Net unrealized appreciation                                       $   2,156,328
                                                                  =============

1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2004, the Portfolio had no securities on loan.

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:


                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------
CLASS A
Shares sold               143,155       680,667    $  1,917,375   $   8,767,973
Shares issued
  in reinvestment
  of dividends and
  distributions           350,207       264,343       4,262,023       3,476,111
Shares redeemed          (476,900)   (1,044,491)     (6,351,133)    (13,455,988)
                      -----------   -----------    ------------   -------------
Net increase
  (decrease)               16,462       (99,481)   $   (171,735)  $  (1,211,904)
                      ===========   ===========    ============   =============

CLASS B
Shares sold               182,764     1,557,003    $  2,421,557   $  19,931,078
Shares issued
  in reinvestment
  of dividends and
  distributions            80,560        46,745         973,164         610,949
Shares redeemed           (72,236)   (1,431,327)       (952,353)    (18,295,795)
                      -----------   -----------    ------------   -------------
Net increase              191,088       172,421    $  2,442,368   $   2,246,232
                      ===========   ===========    ============   =============


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                  2003             2002
                                              =============   =============
Distributions paid from:
  Ordinary Income                             $  4,087,060    $     614,590
                                              -------------   -------------
Total distributions paid                      $  4,087,060    $     614,590
                                              =============   =============

As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $   4,566,986
Undistributed long term capital gains                               640,356
Accumulated capital and other losses                             (1,518,523)(a)
Unrealized appreciation/(depreciation)                            7,953,282(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $  11,642,101
                                                              =============


(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $1,518,523 of which $66,089 expires in the year 2007, and $1,452,434 expires in the year 2008. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's merger with Brinson Series Trust Strategic Income Portfolio, may apply. During the current fiscal year, the Portfolio utilized capital loss carryforwards of $396,833.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the recognition of unrealized gains and losses on certain forward exchange currency contracts.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________



In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004  ---------------------------------------------------------------
                                            (UNAUDITED)      2003         2002         2001(A)      2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $13.50       $12.63       $10.93       $10.96       $11.25       $12.42

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .13(c)       .25          .25          .35          .45(c)       .48(c)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  (.32)        1.40         1.58         (.38)        (.32)       (1.24)
Net increase (decrease) in net asset
  value from operations                         (.19)        1.65         1.83         (.03)         .13         (.76)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.78)        (.78)        (.13)          -0-        (.42)        (.37)
Distributions from net realized gain on
  investment transactions                       (.27)          -0-          -0-          -0-          -0-        (.04)
Total dividends and distributions              (1.05)        (.78)        (.13)          -0-        (.42)        (.41)
Net asset value, end of period                $12.26       $13.50       $12.63       $10.93       $10.96       $11.25

TOTAL RETURN
Total investment return based on net
  asset value (d)                              (1.39)%      13.26%       16.91%        (.27)%       1.17%       (6.11)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $53,470      $58,658      $56,137      $48,221      $50,325      $50,569
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .89%(e)     1.15%        1.17%        1.07%        1.02%         .90%
  Expenses, before waivers and
    reimbursements                              1.09%(e)     1.15%        1.17%        1.07%        1.06%        1.04%
  Net investment income                         1.90%(c)(e)  1.93%        2.18%        3.28%        4.13%(c)     4.16%(c)
Portfolio turnover rate                           88%         197%         220%         101%         372%         183%



See footnote summary on page 14.

GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS B
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS                                                      JULY 16, 1999(f)
                                               ENDED                    YEAR ENDED DECEMBER 31,                   TO
                                           JUNE 30, 2004 --------------------------------------------------   DECEMBER 31,
                                            (UNAUDITED)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $13.40       $12.54       $10.86       $10.92       $11.23       $10.98

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .11(c)       .21          .22          .32          .41(c)       .21(c)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  (.32)        1.41         1.57         (.38)        (.31)         .04
Net increase (decrease) in net asset
  value from operations                         (.21)        1.62         1.79         (.06)         .10          .25

LESS: DIVIDENDS
Dividends from net investment income            (.75)        (.76)        (.11)          -0-        (.41)          -0-
Distributions from net realized gain on
  investment transactions                       (.27)          -0-          -0-          -0-          -0-          -0-
Total dividends and distributions              (1.02)        (.76)        (.11)          -0-        (.41)          -0-
Net asset value, end of period                $12.17       $13.40       $12.54       $10.86       $10.92       $11.23

TOTAL RETURN
Total investment return based on net
  asset value (d)                              (1.51)%      13.08%       16.59%        (.55)%        .98%        2.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $12,679      $11,399       $8,507       $7,150       $6,145       $1,770
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.14%(e)     1.40%        1.42%        1.32%        1.31%        1.20%(e)
  Expenses, before waivers and
    reimbursements                              1.34%(e)     1.40%        1.42%        1.32%        1.35%        1.34%(e)
  Net investment income                         1.65%(c)(e)  1.66%        1.92%        3.00%        3.82%(c)     3.96%(c)(e)
Portfolio turnover rate                           88%         197%         220%         101%         372%         183%



(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change to Class A and Class B shares was to decrease net investment income per share by $.04 and $.04, increase net realized and unrealized gain (loss) on investments per share by $.04 and $.04, and decrease the ratio of net investment income to average net assets from 3.67% to 3.28% and 3.39% to 3.00%, respectively. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived or reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.

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


                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN GLOBAL DOLLAR GOVERNMENT PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, WITHOUT CHARGE, UPON REQUEST BY VISITING ALLIANCE CAPITAL'S WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM (CLICK ON INVESTORS, THEN THE "PROXY VOTING POLICIES AND PROCEDURES" LINK ON THE LEFT SIDE OF THE PAGE), OR BY GOING TO THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV, OR BY CALLING ALLIANCE CAPITAL AT (800) 227-4618.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS-77.8%
NON-COLLATERALIZED BRADY BONDS-17.9%
BRAZIL-15.7%
Federal Republic of Brazil
  2.063%, 4/15/12 (a)                                $    329     $     277,134
  C-Bonds
  8.00%, 4/15/14                                        2,950         2,708,358
  DCB
  Series L
  2.125%, 4/15/12 (a)                                   1,275         1,070,697
                                                                  -------------
                                                                      4,056,189
                                                                  -------------
VENEZUELA-2.2%
Republic of Venezuela
  DCB
  Series DL
  2.75%, 12/18/07 (a)                                     583           558,873
                                                                  -------------
Total Non-Collateralized Brady Bonds
  (cost $4,321,221)                                                   4,615,062
                                                                  -------------
SOVEREIGN DEBT SECURITIES-59.9%
ARGENTINA-1.7%
Republic of Argentina
  1.234%, 8/03/12 (a)                                     656           438,208
                                                                  -------------
BELIZE-0.2%
Government of Belize
  9.50%, 8/15/12                                           63            51,296
                                                                  -------------
BRAZIL-2.2%
Federal Republic of Brazil
  7.309%, 6/29/09 (a)                                     206           206,773
  11.00%, 8/17/40                                         374           350,719
                                                                  -------------
                                                                        557,492
                                                                  -------------
BULGARIA-1.0%
Republic of Bulgaria
  8.25%, 1/15/15 (b)                                       12            13,914
  8.25%, 1/15/15                                          200           234,051
                                                                  -------------
                                                                        247,965
                                                                  -------------
COLOMBIA-3.3%
REPUBLIC OF COLOMBIA
  10.75%, 1/15/13                                         300           318,600
  11.75%, 2/25/20                                         495           539,798
                                                                  -------------
                                                                        858,398
                                                                  -------------
ECUADOR-1.8%
Republic of Ecuador
  6.00%, 8/15/30 (b)(c)                                   691           473,335
                                                                  -------------
EL SALVADOR-0.4%
Republic of El Salvador
  8.50%, 7/25/11 (b)                                      100           109,550
                                                                  -------------
INDONESIA-0.7%
Republic of Indonesia
  6.75%, 3/10/14 (b)                                      200           179,750
                                                                  -------------
JAMAICA-0.7%
Government of Jamaica
  11.75%, 5/15/11 (b)                                     120           133,200
  12.75%, 9/01/07 (b)                                      30            33,989
                                                                  -------------
                                                                        167,189
                                                                  -------------
MEXICO-12.0%
United Mexican States
  8.125%, 12/30/19                                        971         1,041,398
  11.375%, 9/15/16 (d)                                  1,465         2,056,493
                                                                  -------------
                                                                      3,097,891
                                                                  -------------
PANAMA-1.8%
Republic of Panama
  8.875%, 9/30/27                                          50            48,700
  9.375%, 4/01/29                                          25            27,688
  10.75%, 5/15/20                                         350           395,500
                                                                  -------------
                                                                        471,888
                                                                  -------------
PERU-2.2%
Republic of Peru
  8.375%, 5/03/16                                          62            57,505
  9.125%, 2/21/12 (d)                                     205           211,150
  9.875%, 2/06/15                                         285           297,113
                                                                  -------------
                                                                        565,768
                                                                  -------------
PHILIPPINES-3.4%
Republic of Philippines
  8.25%, 1/15/14                                          275           261,594
  9.00%, 2/15/13                                          425           421,547
  9.875%, 1/15/19                                         125           123,750
  10.625%, 3/16/25                                         75            77,625
                                                                  -------------
                                                                        884,516
                                                                  -------------
RUSSIA-15.1%
Russia Ministry of Finance
  Series V
  3.00%, 5/14/08                                          615           539,827
  Series VII
  3.00%, 5/14/11                                        2,690         2,040,178
Russian Federation
  5.00%, 3/31/30 (b)(c)                                 1,422         1,301,169
                                                                  -------------
                                                                      3,881,174
                                                                  -------------
SOUTH AFRICA-1.5%
Republic of South Africa
  6.50%, 6/02/14                                           70            70,875
  7.375%, 4/25/12                                         275           299,406
                                                                  -------------
                                                                        370,281
                                                                  -------------
TURKEY-4.2%
Republic of Turkey
  9.875%, 3/19/08                                         100           105,900
  11.00%, 1/14/13                                          35            38,290
  11.50%, 1/23/12                                         200           224,500
  11.75%, 6/15/10                                         100           112,500
  12.375%, 6/15/09                                        515           589,675
                                                                  -------------
                                                                      1,070,865
                                                                  -------------

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                 CONTRACTS(F) OR
                                                    PRINCIPAL
                                                     AMOUNT
                                                      (000)        U.S. $ VALUE
-------------------------------------------------------------------------------
UKRAINE-4.6%
Government of Ukraine
  6.875%, 3/04/11 (b)                                $    200     $     189,500
  7.65%, 6/11/13                                          575           547,974
  7.65%, 6/11/13 (b)                                      175           167,563
  11.00%, 3/15/07                                         249           269,464
                                                                  -------------
                                                                      1,174,501
                                                                  -------------
URUGUAY-0.8%
Republic of Uruguay
  7.875%, 1/15/33                                         327           209,059
                                                                  -------------
VENEZUELA-2.3%
Republic of Venezuela
  5.375%, 8/07/10                                         250           197,875
  9.25%, 9/15/27 (e)                                      470           397,150
                                                                  -------------
                                                                        595,025
                                                                  -------------
Total Sovereign Debt Securities
  (cost $14,908,395)                                                 15,404,151
                                                                  -------------
Total Sovereign Debt Obligations
  (cost $19,229,616)                                                 20,019,213
                                                                  -------------
CORPORATE DEBT OBLIGATIONS-9.1%
BANKING-0.9%
Chohung Bank (South Korea)
  11.875%, 4/01/10 (b)                                    100           106,363
Hanvit Bank, SA (South Korea)
  12.75%, 3/01/10 (b)(c)                                   20            21,300
Kazkommerts International BV (Kazakhstan)
  8.50%, 4/16/13 (b)                                      100            99,000
                                                                  -------------
                                                                        226,663
                                                                  -------------
COMMUNICATIONS - MOBILE-2.1%
MobiFon Holdings BV (Romania)
  12.50%, 7/31/10                                         100           114,500
Mobile Telesystems Finance (Russia)
  9.75%, 1/30/08 (b)                                      225           232,875
  10.95%, 12/21/04 (b)                                     80            83,000
PTC International Finance II, SA (Poland)
  11.25%, 12/01/09                                        100           109,000
                                                                  -------------
                                                                        539,375
                                                                  -------------
ENERGY-1.8%
Gazprom Oao (Russia)
  9.625%, 3/01/13 (b)                                     390           403,013
Monterrey Power SA De C.V. (Mexico)
  9.625%, 11/15/09 (b)                                     45            51,378
                                                                  -------------
                                                                        454,391
                                                                  -------------
METALS/MINING-0.6%
Freeport-McMoran Copper & Gold (Indonesia)
  10.125%, 2/01/10                                        150           166,500
                                                                  -------------
PETROLEUM PRODUCTS-3.7%
Pemex Project Funding Master Trust (Mexico)
  8.00%, 11/15/11                                         250           270,625
PF Export Receivables Master Trust (Brazil)
  6.436%, 6/01/15 (b)                                     135           132,940
Sibneft (Russia)
  10.75%, 1/15/09                                          80            82,546
Tyumen Oil (Russia)
  11.00%, 11/06/07 (b)                                    425           468,689
                                                                  -------------
                                                                        954,800
                                                                  -------------
Total Corporate Debt Obligations
  (cost $2,265,188)                                                   2,341,729
                                                                  -------------
CALL OPTIONS PURCHASED (G)-0.1%
RUSSIA-0.1%
Russian Federation
  5.00%, 3/31/30
  expiring Jul '04
  @ $90.625                                           800,000             8,800
  expiring Jul '04
  @ $90.9375                                          450,000             6,750
                                                                  -------------
Total Call Options Purchased
  (cost $20,125)                                                         15,550
                                                                  -------------
SHORT-TERM INVESTMENT-12.4%
TIME DEPOSIT-12.4%
Societe Generale
  1.375%, 7/01/04
  (cost $3,200,000)                                   $ 3,200         3,200,000
                                                                  -------------
TOTAL INVESTMENTS-99.4%
  (cost $24,714,929)                                                 25,576,492
Other assets less liabilities-0.6%                                      147,872
                                                                  -------------
NET ASSETS-100%                                                   $  25,724,364
                                                                  =============

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


CALL OPTION WRITTEN (SEE NOTE D)

                                         EXERCISE     EXPIRATION
      DESCRIPTION        CONTRACTS (f)    PRICE         MONTH      U.S. $ VALUE
-------------------------------------------------------------------------------
Republic of Venezuela
9.25%, 9/15/27
(premiums received $160)   100,000        $85.40        Jul '04       $ (800)


CREDIT DEFAULT SWAP CONTRACTS (SEE NOTE D)

                           NOTIONAL                                UNREALIZED
    SWAP COUNTERPARTY       AMOUNT       INTEREST   TERMINATION   APPRECIATION/
& REFERENCED OBLIGATION     (000'S)        RATE         DATE     (DEPRECIATION)
-------------------------------------------------------------------------------
BUY CONTRACTS:

Citigroup Global
  Markets, Inc.
Federal Republic
  of Brazil
12.25%, 3/06/30               400          6.35%        8/20/05       $ 25,393

Citigroup Global
  Markets, Inc.
Federal Republic
  of Brazil
12.25%, 3/06/30               200          2.55         5/20/05         (1,606)

Citigroup Global
  Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                 75          0.50        11/26/13         (1,248)

Citigroup Global
  Markets, Inc.
Republic of
  Philippines
10.625%, 3/16/25              130          5.60         3/20/14         (3,815)

Credit Suisse
  First Boston
Federal Republic
  of Brazil
12.25%. 3/06/30               175          3.60         6/20/05         (3,535)

JP Morgan Chase
Republic of
  Ecuador
6.00%, 8/15/30                175          3.70         4/30/05         (4,089)

SALE CONTRACTS:

Citigroup Global
  Markets, Inc.
Federal Republic
  of Brazil
12.25%, 3/06/30               200          4.40         5/20/06            976

Citigroup Global
  Markets, Inc.
United Mexican States
8.30%, 8/15/31                450          2.05         5/20/09         13,682

Citigroup Global
  Markets, Inc.
United Mexican States
8.30%, 8/15/31                200          2.40         5/20/14          6,393

Citigroup Global
  Markets, Inc.
Republic of
  Philippines
10.625%, 3/16/25              130          4.95         3/20/09          1,167

Credit Suisse
  First Boston
Federal Republic
  of Brazil
12.25%, 3/06/30               175          6.90         6/20/07          7,502

Deutsche Bank
Federal Republic
  of Brazil
12.25%, 3/06/30               370          3.50         4/20/06          2,540

JP Morgan Chase
Russian Federation
5.00%, 3/31/30                200          2.98         4/29/14           (277)

JP Morgan Chase
Russian Federation
5.00%, 3/31/30                100          3.20         6/26/13            957

JP Morgan Chase
Russian Federation
5.00%, 3/31/30                100          3.20         6/25/13            980

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


REVERSE REPURCHASE AGREEMENTS (SEE NOTE D)

    BROKER             INTEREST RATE     MATURITY         AMOUNT
-------------------------------------------------------------------------------
JP Morgan Chase             1.00%        12/31/04        $121,914
JP Morgan Chase             0.10         12/31/04         667,056
JP Morgan Chase             0.75          7/02/04         128,604
                                                         --------
                                                         $917,574
                                                         ========


(a) Floating rate security. Stated interest rate was in effect at June 30, 2004.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate market value of these securities amounted to $4,200,528 or 16.3% of net assets.

(c) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2004.

(d) Positions, or portions thereof, with an aggregate market value of $820,327 have been segregated to collateralize reverse repurchase agreements.

(e) A position, or portion of the underlying security has been segregated by the Portfolio for the written call option outstanding at June 30, 2004. The value of this security amounted to $84,500 at June 30, 2004.

(f)  One contract relates to principal amount of $1.00.

(g)  Non-income producing security.

Glossary:

DCB - Debt Conversion Bonds

See Notes to Financial Statements.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $24,714,929)          $  25,576,492
  Cash                                                                  160,457
  Unrealized appreciation of swap contracts                              59,590
  Receivable for investment securities sold                             888,571
  Interest receivable                                                   402,347
                                                                  -------------
  Total assets                                                       27,087,457
                                                                  -------------
LIABILITIES
  Outstanding call option written, at value
    (premiums received $160)                                                800
  Unrealized depreciation of swap contracts                              14,570
  Reverse Repurchase Agreement                                          917,574
  Payable for investment securities purchased                           316,045
  Advisory fee payable                                                   10,431
  Distribution fee payable                                                  841
  Accrued expenses                                                      102,832
                                                                  -------------
  Total liabilities                                                   1,363,093
                                                                  -------------
NET ASSETS                                                        $  25,724,364
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $       1,986
  Additional paid-in capital                                         23,725,818
  Undistributed net investment income                                   916,373
  Accumulated net realized gain on investment transactions              174,244
  Net unrealized appreciation of investments                            905,943
                                                                  -------------
                                                                  $  25,724,364
                                                                  =============
CLASS A SHARES
  Net assets                                                      $  21,500,752
                                                                  =============
  Shares of capital stock outstanding                                 1,659,467
                                                                  =============
  Net asset value per share                                       $       12.96
                                                                  =============
CLASS B SHARES
  Net assets                                                      $   4,223,612
                                                                  =============
  Shares of capital stock outstanding                                   326,594
                                                                  =============
  Net asset value per share                                       $       12.93
                                                                  =============


See Notes to Financial Statements.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                        $   1,136,106
                                                                  -------------
EXPENSES
  Advisory fee                                                          105,345
  Distribution fee--Class B                                               4,843
  Custodian                                                              67,629
  Administrative                                                         34,500
  Audit                                                                  18,750
  Printing                                                                5,451
  Legal                                                                   5,000
  Directors' fees                                                           500
  Transfer agency                                                           450
  Miscellaneous                                                           6,400
                                                                  -------------
  Total expenses before interest                                        248,868
  Interest expense                                                        1,773
                                                                  -------------
  Total expenses                                                        250,641
  Less: expenses waived and reimbursed by the Adviser
    (see Note B)                                                        (35,115)
                                                                  -------------
  Net expenses                                                          215,526
                                                                  -------------
  Net investment income                                                 920,580
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain on:
    Investment transactions                                           1,081,174
    Written options                                                      13,152
    Swap contracts                                                       43,340
  Net change in unrealized appreciation/depreciation of:
    Investments                                                      (2,798,482)
    Written options                                                        (640)
    Swap contracts                                                     (224,213)
                                                                  -------------
  Net loss on investment transactions                                (1,885,669)
                                                                  -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                        $    (965,089)
                                                                  =============


See Notes to Financial Statements.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                               SIX MONTHS ENDED     YEAR ENDED
                                                 JUNE 30, 2004     DECEMBER 31,
                                                  (UNAUDITED)          2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $     920,580    $   1,945,850
  Net realized gain on investment
    transactions                                     1,137,666        3,971,000
  Net change in unrealized appreciation/
    depreciation of investments                     (3,023,335)       1,632,673
                                                 -------------    -------------
  Net increase (decrease) in net assets
    from operations                                   (965,089)       7,549,523

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (1,636,884)      (1,368,257)
    Class B                                           (308,029)         (63,134)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                             (960,414)       1,053,177
                                                 -------------    -------------
  Total increase (decrease)                         (3,870,416)       7,171,309

NET ASSETS
  Beginning of period                               29,594,780       22,423,471
                                                 -------------    -------------
  End of period (including undistributed
    net investment income of $916,373 and
    $1,940,706, respectively)                    $  25,724,364    $  29,594,780
                                                 =============    =============


See Notes to Financial Statements.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Global Dollar Government Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek a high level of current income and, secondarily, capital appreciation. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investments transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser, an investment advisory fee at an annual rate of .75% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $35,115. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to ..25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                   PURCHASES          SALES
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $  26,122,793    $  30,020,613
U.S. government securities                                  -0-              -0-



The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding the written option and swap contracts) are as follows:

Gross unrealized appreciation                                     $   1,325,557
Gross unrealized depreciation                                          (463,994)
                                                                  -------------
Net unrealized appreciation                                       $     861,563
                                                                  =============


1. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transactions in options written for the six months ended June 30, 2004 were as follows:

                                                   NUMBER OF         PREMIUMS
                                                   CONTRACTS         RECEIVED
                                                 =============    =============
Options outstanding at beginning of period                  -0-   $          -0-
Options written                                      1,030,000           21,155
Options terminated in closing purchase
  transactions                                        (100,000)          (2,500)
Options expired                                       (830,000)         (18,495)
                                                 -------------    -------------
Options outstanding at June 30, 2004                   100,000    $         160
                                                 =============    =============

2. SWAP AGREEMENTS

The Fund may enter into swaps on sovereign debt obligations to protect itself from interest rate fluctuations on the underlying debt instruments and for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the underlying value of the securities.

The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statements of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

The Fund may enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract") or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Fund to buy/(sell) from/(to) the counterparty at the notional amount (the "Notional Amount") and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract ("Maximum Payout Amount"). During the term of the swap agreement, the Fund receives/(pays) semi-annual fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

At June 30, 2004, the Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $1,925,000, with net unrealized appreciation of $33,920 and terms ranging from 2 to 10 years, as reflected in the portfolio of investments.

In certain circumstances, the Fund may hold Sale Contracts on the same referenced obligation and with the same counterparty it has purchased credit protection, which may reduce its obligation to make payments on Sale Contracts, if a credit event occurs. The Fund had Buy Contracts outstanding with a Notional Amount of $905,000 with respect to the

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


same referenced obligations and same counterparties of certain Sale Contracts outstanding, which reduced its obligation to make payments on Sale Contracts to $1,020,000 as of June 30, 2004.

3. REVERSE REPURCHASE AGREEMENTS

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended June 30, 2004, the average amount of reverse repurchase agreements outstanding was $1,592,766 and the daily weighted average interest rate was .38%.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2004, the Portfolio had no securities on loan. For the six months ended June 30, 2004, the Portfolio earned fee income of $129 which is included in interest income in the accompanying statement of operations.

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes designated Class A and Class B. Each class consist of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------
CLASS A
Shares sold               113,661       676,545    $  1,653,321   $   8,656,711
Shares issued
  in reinvestment
  of dividends            127,285        99,946       1,636,884       1,368,257
Shares redeemed          (400,638)     (900,148)     (5,786,913)    (11,632,275)
                      -----------   -----------    ------------   -------------
Net decrease             (159,692)     (123,657)   $ (2,496,708)  $  (1,607,307)
                      ===========   ===========    ============   =============

CLASS B
Shares sold               128,723       226,684    $  1,848,478   $   3,029,568
Shares issued
  in reinvestment
  of dividends             23,990         4,615         308,029          63,133
Shares redeemed           (44,011)      (33,182)       (620,213)       (432,217)
                      -----------   -----------    ------------   -------------
Net increase              108,702       198,117    $  1,536,294   $   2,660,484
                      ===========   ===========    ============   =============


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Interest Rate Risk and Credit Risk-- Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                 2003             2002
                                             =============    =============
Distributions paid from:
Ordinary income                              $   1,431,391    $   1,130,687
                                             -------------    -------------
Total taxable distributions                      1,431,391        1,130,687
                                             -------------    -------------
Total distributions paid                     $   1,431,391    $   1,130,687
                                             =============    =============


As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $   1,940,706
Accumulated capital and other losses                               (833,622)(a)
Unrealized appreciation/(depreciation)                            3,799,478(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $   4,906,562
                                                              =============


(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $833,622 of which $41,898 will expire in the year 2007, $680,833 will expire in the year 2009 and $110,891 will expire in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year, $3,697,541 of the capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                         YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2004(a) --------------------------------------------------------------
                                            (UNAUDITED)      2003         2002         2001(b)      2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.53        11.43       $10.63       $10.76       $10.79       $10.18

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                        .47(d)       .95          .94(d)      1.11(d)      1.27(d)      1.21(d)
Net realized and unrealized gain (loss)
  on investment transactions                    (.99)        2.83         0.70        (0.10)        0.14         1.08
Net increase (decrease) in net asset value
  from operations                                .52         3.78         1.64         1.01         1.41         2.29

LESS: DIVIDENDS
Dividends from net investment income           (1.05)        (.68)        (.84)       (1.14)       (1.44)       (1.68)
Net asset value, end of period                $12.96       $14.53       $11.43       $10.63       $10.76       $10.79

TOTAL RETURN
Total investment return based on
  net asset value (e)                          (3.51)%      33.41%       16.14%        9.37%       14.06%       26.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $21,501      $26,433      $22,198      $11,249       $9,423      $10,139
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.50%(f)     1.90%        1.40%         .95%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.74%(f)     1.90%        2.00%        2.37%        2.42%        2.29%
  Expenses, before waivers and
    reimbursements excluding
    interest expense                            1.75%(f)     1.88%        2.00%        2.37%        2.42%        2.29%
  Net investment income                         6.59%(d)(f)  7.20%        8.83%(d)    10.63%(d)    11.71%(d)    12.42%(d)
Portfolio turnover rate                           99%         150%         142%         176%         148%         117%



See footnote summary on page 16.

                                AllianceBernstein Variable Products Series Fund

_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                       CLASS B
                                        ------------------------------------
                                        SIX MONTHS                  JULY 22,
                                           ENDED     YEAR ENDED     2002(g) TO
                                     JUNE 30, 2004(a) DECEMBER 31, DECEMBER 31,
                                        (UNAUDITED)     2003         2002
                                       -----------  -----------  -----------
Net asset value, beginning of period     $14.51       $11.42      $10.20

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                   .45(d)      0.88        0.35(d)
Net realized and unrealized gain
  (loss) on investment transactions        (.99)        2.89        0.87
Net increase (decrease) in net asset
  value from operations                    (.54)        3.77        1.22

LESS: DIVIDENDS
Dividends from net investment income      (1.04)        (.68)       (.00)
Net asset value, end of period           $12.93       $14.51      $11.42

TOTAL RETURN
Total investment return based on net
  asset value (e)                         (3.68)%      33.34%      11.96%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End Of Period
  (000's Omitted)                        $4,223       $3,162        $226
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                         1.76%(f)     2.14%       1.63%(f)
  Expenses, before waivers and
    reimbursements                         2.00%(f)     2.14%       1.99%(f)
  Expenses, before waivers and
    reimbursements excluding
    interest expense                       2.01%(f)     2.12%       1.99%(f)
  Net investment income                    6.35%(d)(f)  6.67%       9.12%(d)(f)
Portfolio turnover rate                      99%         150%        142%


(a) As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effect of this change for the six months ended June 30, 2004, was to decrease net investment income per share by $.01 and increase net realized and unrealized gain (loss) on investment transactions per share by $.01. Consequently, the ratios of net investment income and expenses to average net assets were decreased by 0.09% and 0.11% for Class A and 0.10% and 0.11% for Class B, respectively.

(b) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change to Class A was to decrease net investment income by less than $.01 per share, decrease net realized and unrealized loss on investments by less than $.01 per share, and decrease the ratio of net investment income to average net assets from 10.65% to 10.63%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(c)  Based on average shares outstanding.

(d)  Net of expenses waived or reimbursed by the Adviser.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Commencement of distribution.

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN GROWTH PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, WITHOUT CHARGE, UPON REQUEST BY VISITING ALLIANCE CAPITAL'S WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM (CLICK ON INVESTORS, THEN THE "PROXY VOTING POLICIES AND PROCEDURES" LINK ON THE LEFT SIDE OF THE PAGE), OR BY GOING TO THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV, OR BY CALLING ALLIANCE CAPITAL AT (800) 227-4618.

GROWTH PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                                    PERCENT OF
COMPANY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Marvell Technology Group Ltd. (Bermuda)          $ 14,492,760           4.9%
-------------------------------------------------------------------------------
Broadcom Corp. Cl.A                                14,054,385           4.8
-------------------------------------------------------------------------------
Juniper Networks, Inc.                             13,913,991           4.8
-------------------------------------------------------------------------------
Legg Mason, Inc.                                   13,351,167           4.6
-------------------------------------------------------------------------------
eBay, Inc.                                         12,689,100           4.3
-------------------------------------------------------------------------------
American International Group, Inc.                 10,219,342           3.5
-------------------------------------------------------------------------------
Citigroup, Inc.                                     9,848,700           3.4
-------------------------------------------------------------------------------
Forest Laboratories, Inc.                           9,593,122           3.3
-------------------------------------------------------------------------------
Harley-Davidson, Inc.                               8,708,764           3.0
-------------------------------------------------------------------------------
Stryker Corp.                                       8,646,000           2.9
                                                 ------------          ----
-------------------------------------------------------------------------------
                                                 $115,517,331          39.5%
-------------------------------------------------------------------------------

GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-99.9%
TECHNOLOGY-33.2%
COMMUNICATION EQUIPMENT-6.6%
Corning, Inc. (a)                                     136,100     $   1,777,466
Juniper Networks, Inc. (a)                            566,300        13,913,991
QUALCOMM, Inc.                                         49,900         3,641,702
                                                                  -------------
                                                                     19,333,159
                                                                  -------------
COMPUTER HARDWARE/STORAGE-2.2%
Dell, Inc. (a)                                        177,000         6,340,140
                                                                  -------------
COMPUTER PERIPHERALS-0.3%
Network Appliance, Inc. (a)                            44,700           962,391
                                                                  -------------
CONTRACT MANUFACTURING-1.0%
Flextronics International Ltd.
  (Singapore) (a)                                     188,500         3,006,575
                                                                  -------------
SEMI-CONDUCTOR CAPITAL EQUIPMENT-1.3%
Applied Materials, Inc. (a)                           192,500         3,776,850
                                                                  -------------
SEMI-CONDUCTOR COMPONENTS-11.6%
Broadcom Corp. Cl.A (a)                               300,500        14,054,384
Marvell Technology Group Ltd. (Bermuda) (a)           542,800        14,492,760
Silicon Laboratories, Inc. (a)                        113,300         5,251,455
                                                                  -------------
                                                                     33,798,599
                                                                  -------------
SOFTWARE-7.4%
Cognos, Inc. (Canada) (a)                              25,900           936,544
Electronic Arts, Inc. (a)                              62,250         3,395,738
Mercury Interactive Corp. (a)                          19,450           969,194
SAP AG (ADR) (Germany)                                 78,100         3,265,361
Symantec Corp. (a)                                    169,600         7,425,088
VERITAS Software Corp. (a)                            205,000         5,678,500
                                                                  -------------
                                                                     21,670,425
                                                                  -------------
MISCELLANEOUS-2.8%
Amphenol Corp. Cl.A (a)                               158,500         5,281,220
Tektronix, Inc.                                        89,800         3,054,996
                                                                  -------------
                                                                      8,336,216
                                                                  -------------
                                                                     97,224,355
                                                                  -------------
FINANCE-21.2%
BANKING - REGIONAL-0.9%
Bank One Corp.                                         52,400         2,672,400
                                                                  -------------
BROKERAGE & MONEY MANAGEMENT-8.0%
Legg Mason, Inc.                                      146,700        13,351,167
Merrill Lynch & Co., Inc.                              55,800         3,012,084
Morgan Stanley                                         53,000         2,796,810
The Goldman Sachs Group, Inc.                          46,400         4,369,024
                                                                  -------------
                                                                     23,529,085
                                                                  -------------
INSURANCE-5.7%
American International Group, Inc.                    143,369        10,219,342
Axis Capital Holdings Ltd. (Bermuda)                  100,400         2,811,200
Everest Re Group Ltd. (Bermuda)                        44,100         3,543,876
                                                                  -------------
                                                                     16,574,418
                                                                  -------------
MISCELLANEOUS-6.6%
Ambac Financial Group, Inc.                            51,500         3,782,160
Citigroup, Inc.                                       211,800         9,848,700
MBNA Corp.                                            222,200         5,730,538
                                                                  -------------
                                                                     19,361,398
                                                                  -------------
                                                                     62,137,301
                                                                  -------------
HEALTHCARE-20.3%
DRUGS-6.2%
Forest Laboratories, Inc. (a)                         169,400         9,593,122
Patterson Dental Co. (a)                               33,000         2,524,170
Teva Pharmaceutical Industries Ltd.
  (ADR) (Israel)                                       88,300         5,941,707
                                                                  -------------
                                                                     18,058,999
                                                                  -------------
MEDICAL PRODUCTS-7.5%
Alcon, Inc. (Switzerland)                              41,000         3,224,650
Boston Scientific Corp. (a)                            64,300         2,752,040
St. Jude Medical, Inc. (a)                             40,200         3,041,130
Stryker Corp.                                         157,200         8,646,000
Zimmer Holdings, Inc. (a)                              49,100         4,330,620
                                                                  -------------
                                                                     21,994,440
                                                                  -------------
MEDICAL SERVICES-6.6%
Anthem, Inc. (a)                                       35,300         3,161,468
Caremark Rx, Inc. (a)                                 129,500         4,265,730
Health Management Associates, Inc. Cl.A                63,700         1,428,154
Stericycle, Inc. (a)                                   57,900         2,995,746
WellPoint Health Networks, Inc. (a)                    66,200         7,415,062
                                                                  -------------
                                                                     19,266,160
                                                                  -------------
                                                                     59,319,599
                                                                  -------------
CONSUMER SERVICES-17.9%
BROADCASTING & CABLE-0.3%
XM Satellite Radio Holdings, Inc. Cl.A (a)             35,700           974,253
                                                                  -------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE-3.0%
Harley-Davidson, Inc.                                 140,600     $   8,708,764
                                                                  -------------
GAMING-0.2%
International Game Technology                          16,200           625,320
                                                                  -------------
RETAIL - GENERAL MERCHANDISE-6.6%
Bed Bath & Beyond, Inc. (a)                            38,000         1,461,100
eBay, Inc. (a)                                        138,000        12,689,100
Lowe's Cos., Inc.                                      52,300         2,748,365
Williams-Sonoma, Inc. (a)                              71,700         2,363,232
                                                                  -------------
                                                                     19,261,797
                                                                  -------------
MISCELLANEOUS-7.8%
Career Education Corp. (a)                            147,400         6,715,544
CDW Corp.                                              42,000         2,677,920
Education Management Corp. (a)                         56,900         1,869,734
Iron Mountain, Inc. (a)                                89,900         4,338,574
Strayer Education, Inc.                                 9,200         1,026,444
Yahoo!, Inc. (a)                                      167,400         6,081,642
                                                                  -------------
                                                                     22,709,858
                                                                  -------------
                                                                     52,279,992
                                                                  -------------
CONSUMER MANUFACTURING-5.4%
BUILDING & RELATED-5.4%
Centex Corp.                                           93,200         4,263,900
D.R. Horton, Inc.                                     146,300         4,154,920
Lennar Corp. Cl.A                                      90,400         4,042,688
NVR, Inc. (a)                                           6,750         3,268,350
                                                                  -------------
                                                                     15,729,858
                                                                  -------------
MULTI-INDUSTRY COMPANIES-1.0%
Danaher Corp.                                          60,800         3,152,480
                                                                  -------------
AEROSPACE & DEFENSE-0.9%
DEFENSE ELECTRONICS-0.9%
L-3 Communications Holdings, Inc.                      38,300         2,558,440
                                                                  -------------
Total Common Stocks
  (cost $209,602,188)                                               292,402,025
                                                                  -------------
TOTAL INVESTMENTS-99.9%
  (cost $209,602,188)                                               292,402,025
Other assets less liabilities-0.1%                                      212,283
                                                                  -------------
NET ASSETS-100%                                                   $ 292,614,308
                                                                  =============


(a)  Non-income producing security.

Glossary:

ADR - American Depositary Receipt

See Notes to Financial Statements.

GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $209,602,188)         $ 292,402,025
  Receivable for investment securities sold                             769,917
  Dividends and interest receivable                                      73,852
                                                                  -------------
  Total assets                                                      293,245,794
                                                                  -------------
LIABILITIES
  Due to custodian                                                      155,616
  Advisory fee payable                                                  177,300
  Payable for investment securities purchased                            72,687
  Distribution fee payable                                               32,227
  Accrued expenses                                                      193,656
                                                                  -------------
  Total liabilities                                                     631,486
                                                                  -------------
NET ASSETS                                                        $ 292,614,308
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $      16,888
  Additional paid-in capital                                        361,200,384
  Accumulated net investment loss                                      (776,101)
  Accumulated net realized loss on investment transactions         (150,626,700)
  Net unrealized appreciation of investments                         82,799,837
                                                                  -------------
                                                                  $ 292,614,308
                                                                  =============
CLASS A SHARES
  Net assets                                                      $ 142,571,150
                                                                  =============
  Shares of capital stock outstanding                                 8,174,569
                                                                  =============
  Net asset value per share                                       $       17.44
                                                                  =============
CLASS B SHARES
  Net assets                                                      $ 150,043,158
                                                                  =============
  Shares of capital stock outstanding                                 8,713,011
                                                                  =============
  Net asset value per share                                       $       17.22
                                                                  =============


See Notes to Financial Statements.

GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $3,084)             $     619,966
  Interest                                                               14,698
                                                                  -------------
  Total investment income                                               634,664
                                                                  -------------
EXPENSES
  Advisory fee                                                        1,061,271
  Distribution fee--Class B                                             173,412
  Custodian                                                              71,458
  Printing                                                               35,441
  Administrative                                                         34,500
  Audit and legal                                                        23,981
  Directors' fees                                                           500
  Transfer agency                                                           450
  Miscellaneous                                                           9,752
                                                                  -------------
  Total expenses                                                      1,410,765
                                                                  -------------
  Net investment loss                                                  (776,101)
                                                                  -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                       11,080,130
  Net change in unrealized appreciation/depreciation
    of investments                                                   14,003,682
                                                                  -------------
  Net gain on investment transactions                                25,083,812
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $  24,307,711
                                                                  =============


See Notes to Financial Statements.

GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                               SIX MONTHS ENDED    YEAR ENDED
                                                 JUNE 30, 2004     DECEMBER 31,
                                                  (UNAUDITED)          2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment loss                            $    (776,101)   $  (1,170,753)
  Net realized gain (loss) on investment
    transactions                                    11,080,130      (10,808,268)
  Net change in unrealized appreciation/
    depreciation of investments                     14,003,682       77,063,597
                                                 -------------    -------------
  Net increase in net assets from operations        24,307,711       65,084,576

CAPITAL STOCK TRANSACTIONS
  Net increase                                       6,037,470        4,021,668
                                                 -------------    -------------
  Total increase                                    30,345,181       69,106,244

NET ASSETS
  Beginning of period                              262,269,127      193,162,883
                                                 -------------    -------------
  End of period (including accumulated
    net investment loss of $776,101 and
    $0, respectively)                            $ 292,614,308    $ 262,269,127
                                                 =============    =============


See Notes to Financial Statements.

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Growth Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to provide long-term growth of capital. Current income is incidental to the Portfolio's objective. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annual rate of .75% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2004, amounted to $197,951 of which $4,826 was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                   PURCHASES          SALES
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $  85,759,376    $  74,425,465
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $  86,894,809
Gross unrealized depreciation                                        (4,094,972)
                                                                  -------------
Net unrealized appreciation                                       $  82,799,837
                                                                  =============


1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) call options and purchase put options on U.S. securities and foreign currencies that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC(the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2004, the Portfolio had no securities on loan.

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------

CLASS A
Shares sold               187,571       503,509    $  3,200,289   $   6,916,297
Shares redeemed          (906,053)   (1,895,109)    (15,373,900)    (25,118,830)
                      -----------   -----------    ------------   -------------
Net decrease             (718,482)   (1,391,600)   $(12,173,611)  $ (18,202,533)
                      ===========   ===========    ============   =============
CLASS B
Shares sold             2,322,563     4,048,545    $ 39,074,393   $  56,912,203
Shares redeemed        (1,250,794)   (2,536,343)    (20,863,312)    (34,688,002)
                      -----------   -----------    ------------   -------------
Net increase            1,071,769     1,512,202    $ 18,211,081   $  22,224,201
                      ===========   ===========    ============   =============


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

NOTE I: COMPONENTS OF ACCUMULATED EARNINGS (DEFICIT)

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $ (161,426,076)(a)
Unrealized appreciation/(depreciation)                           68,515,401(b)
                                                             --------------
Total accumulated earnings/(deficit)                         $  (92,910,675)
                                                             ==============


(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $161,426,076 of which $546,450 expires in the year 2008, $61,644,805 expires in the year 2009, $84,319,349 expires in the year 2010, and $14,915,472 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Fund's merger with Brinson Series Trust Aggressive Growth Portfolio, may apply.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004  ---------------------------------------------------------------
                                            (UNAUDITED)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $15.95       $11.81       $16.42       $25.10       $33.59       $27.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                (.04)        (.06)        (.06)        (.06)         .08          .03
Net realized and unrealized gain (loss)
  on investment transactions                    1.53         4.20        (4.55)       (5.47)       (5.36)        8.73
Net increase (decrease) in net asset value
  from operations                               1.49         4.14        (4.61)       (5.53)       (5.28)        8.76

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-          -0-        (.06)        (.02)        (.09)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-       (1.85)       (3.19)       (2.33)
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-          -0-       (1.23)          -0-          -0-
Return of capital                                 -0-          -0-          -0-        (.01)          -0-          -0-
Total dividends and distributions                 -0-          -0-          -0-       (3.15)       (3.21)       (2.42)
Net asset value, end of period                $17.44       $15.95       $11.81       $16.42       $25.10       $33.59

TOTAL RETURN
Total investment return based on
  net asset value (b)                           9.34%       35.06%      (28.08)%     (23.47)%     (17.51)%      34.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $142,571     $141,809     $121,439     $226,237     $357,664     $456,027
Ratio to average net assets of:
  Expenses                                       .87%(c)      .89%         .88%         .85%         .81%         .84%
  Net investment income (loss)                  (.42)%(c)    (.43)%       (.44)%       (.31)%        .26%         .12%
Portfolio turnover rate                           27%          49%          38%         104%          58%          54%



See footnote summary on page 14.

GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS B
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS                                                      JUNE 1, 1999(d)
                                               ENDED                   YEAR ENDED DECEMBER 31,                   TO
                                          JUNE 30, 2004  --------------------------------------------------  DECEMBER 31,
                                            (UNAUDITED)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $15.76       $11.70       $16.31       $24.99       $33.54       $26.83

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                (.06)        (.09)        (.09)        (.11)         .04         (.03)
Net realized and unrealized gain (loss)
  on investment transactions                    1.52         4.15        (4.52)       (5.44)       (5.39)        6.74
Net increase (decrease) in net asset value
  from operations                               1.46         4.06        (4.61)       (5.55)       (5.35)        6.71

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-          -0-        (.04)        (.01)          -0-
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-       (1.85)       (3.19)          -0-
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-          -0-       (1.23)          -0-          -0-
Return of capital                                 -0-          -0-          -0-        (.01)          -0-          -0-
Total dividends and distributions                 -0-          -0-          -0-       (3.13)       (3.20)          -0-
Net asset value, end of period                $17.22       $15.76       $11.70       $16.31       $24.99       $33.54

TOTAL RETURN
Total investment return based on
  net asset value (b)                           9.26%       34.70%      (28.26)%     (23.65)%     (17.75)%      25.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $150,043     $120,460      $71,724      $94,215      $54,127       $5,707
Ratio to average net assets of:
  Expenses                                      1.13%(c)     1.14%        1.13%        1.11%        1.08%        1.12%(c)
  Net investment income (loss)                  (.68)%(c)    (.68)%       (.69)%       (.59)%        .13%        (.20)%(c)
Portfolio turnover rate                           27%          49%          38%         104%          58%          54%



(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d)  Commencement of distribution.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, WITHOUT CHARGE, UPON REQUEST BY VISITING ALLIANCE CAPITAL'S WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM (CLICK ON INVESTORS, THEN THE "PROXY VOTING POLICIES AND PROCEDURES" LINK ON THE LEFT SIDE OF THE PAGE), OR BY GOING TO THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV, OR BY CALLING ALLIANCE CAPITAL AT (800) 227-4618.

GROWTH & INCOME PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Citigroup, Inc.                                 $ 104,625,000           4.2%
-------------------------------------------------------------------------------
Bank One Corp.                                     96,900,000           3.8
-------------------------------------------------------------------------------
Bank of America Corp.                              92,616,590           3.7
-------------------------------------------------------------------------------
American International Group, Inc.                 91,951,200           3.7
-------------------------------------------------------------------------------
Viacom, Inc. Cl.B                                  83,942,000           3.3
-------------------------------------------------------------------------------
Microsoft Corp.                                    78,540,000           3.1
-------------------------------------------------------------------------------
Union Pacific Corp.                                69,259,250           2.8
-------------------------------------------------------------------------------
ConocoPhillips                                     66,753,750           2.6
-------------------------------------------------------------------------------
Altria Group, Inc.                                 65,975,910           2.6
-------------------------------------------------------------------------------
General Electric Co.                               64,800,000           2.6
                                                -------------          ----
-------------------------------------------------------------------------------
                                                $ 815,363,700          32.4%
-------------------------------------------------------------------------------

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-96.1%
FINANCE-27.6%
BANKING-MONEY CENTER-0.8%
Wachovia Corp.                                        465,000    $   20,692,500
                                                                 --------------
BANKING-REGIONAL-8.1%
Bank of America Corp.                               1,094,500        92,616,590
Bank One Corp.                                      1,900,000        96,900,000
Fifth Third Bancorp                                   275,000        14,789,500
                                                                 --------------
                                                                    204,306,090
                                                                 --------------
BROKERAGE & MONEY MANAGEMENT-3.0%
Lehman Brothers Holdings, Inc.                        300,000        22,575,000
Merrill Lynch & Co., Inc.                             400,000        21,592,000
Morgan Stanley                                        595,000        31,398,150
                                                                 --------------
                                                                     75,565,150
                                                                 --------------
INSURANCE-8.5%
ACE Ltd. (Cayman Islands)                           1,075,000        45,451,000
Allstate Corp.                                        600,000        27,930,000
American International Group, Inc.                  1,290,000        91,951,200
Axis Capital Holdings Ltd. (Bermuda)                  740,400        20,731,200
MetLife, Inc.                                         529,500        18,982,575
XL Capital Ltd. Cl.A (Cayman Islands)                 125,000         9,432,500
                                                                 --------------
                                                                    214,478,475
                                                                 --------------
MORTGAGE BANKING-1.6%
Fannie Mae                                            550,000        39,248,000
                                                                 --------------
MISCELLANEOUS-5.6%
Citigroup, Inc.                                     2,250,000       104,625,000
MBNA Corp.                                          1,427,100        36,804,909
                                                                 --------------
                                                                    141,429,909
                                                                 --------------
                                                                    695,720,124
                                                                 --------------
CONSUMER SERVICES-15.1%
BROADCASTING & CABLE-10.3%
Clear Channel Communications, Inc.                  1,293,300        47,787,435
Comcast Corp. Cl.A (a)                              1,600,000        44,848,000
Comcast Corp. Special Cl.A (a)                        825,000        22,778,250
Time Warner, Inc. (a)                               2,150,200        37,800,516
Viacom, Inc. Cl.B                                   2,350,000        83,942,000
Westwood One, Inc. (a)                                909,900        21,655,620
                                                                 --------------
                                                                    258,811,821
                                                                 --------------
ENTERTAINMENT & LEISURE-1.6%
Carnival Corp. (Panama)                               285,000        13,395,000
Harley-Davidson, Inc.                                 350,000        21,679,000
Royal Caribbean Cruises Ltd. (Liberia)                104,500         4,536,345
                                                                 --------------
                                                                     39,610,345
                                                                 --------------
RETAIL-GENERAL MERCHANDISE-3.2%
Bed Bath & Beyond, Inc. (a)                           300,000        11,535,000
Lowe's Cos., Inc.                                     435,000        22,859,250
The Home Depot, Inc.                                1,350,000        47,520,000
                                                                 --------------
                                                                     81,914,250
                                                                 --------------
                                                                    380,336,416
                                                                 --------------
HEALTHCARE-11.1%
BIOTECHNOLOGY-0.6%
Applera Corp.-Applied Biosystems Group                750,000        16,312,500
                                                                 --------------
DRUGS-4.4%
Forest Laboratories, Inc. (a)                         500,000        28,315,000
Pfizer, Inc.                                        1,850,000        63,418,000
Wyeth                                                 500,000        18,080,000
                                                                 --------------
                                                                    109,813,000
                                                                 --------------
MEDICAL PRODUCTS-1.0%
Boston Scientific Corp. (a)                           600,000        25,680,000
                                                                 --------------
MEDICAL SERVICES-5.1%
Anthem, Inc. (a)                                      415,000        37,167,400
Caremark Rx, Inc. (a)                                 479,900        15,807,906
HCA, Inc.                                             550,000        22,874,500
Health Management Associates, Inc. Cl.A               504,300        11,306,406
WellPoint Health Networks, Inc. (a)                   365,000        40,883,650
                                                                 --------------
                                                                    128,039,862
                                                                 --------------
                                                                    279,845,362
                                                                 --------------
ENERGY-9.7%
DOMESTIC INTEGRATED-0.7%
Occidental Petroleum Corp.                            350,000        16,943,500
                                                                 --------------
DOMESTIC PRODUCERS-1.3%
Kerr-McGee Corp.                                      385,000        20,701,450
Noble Energy, Inc.                                    225,000        11,475,000
                                                                 --------------
                                                                     32,176,450
                                                                 --------------
INTERNATIONAL-2.8%
BP p.l.c. (ADR) (United Kingdom)                      880,900        47,189,813
Exxon Mobil Corp.                                     515,000        22,871,150
                                                                 --------------
                                                                     70,060,963
                                                                 --------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
OIL SERVICE-2.3%
Baker Hughes, Inc.                                    419,700    $   15,801,705
EnCana Corp. (Canada)                                 439,700        18,977,452
Nabors Industries Ltd. (Bermuda) (a)                  535,000        24,192,700
                                                                 --------------
                                                                     58,971,857
                                                                 --------------
MISCELLANEOUS-2.6%
ConocoPhillips                                        875,000        66,753,750
                                                                 --------------
                                                                    244,906,520
                                                                 --------------
CONSUMER STAPLES-7.9%
BEVERAGES-0.9%
The Coca-Cola Co.                                     425,000        21,454,000
                                                                 --------------
COSMETICS-1.6%
Avon Products, Inc.                                   900,000        41,526,000
                                                                 --------------
FOOD-0.4%
Dean Foods Co.                                        250,000         9,327,500
                                                                 --------------
HOUSEHOLD PRODUCTS-1.6%
The Procter & Gamble Co.                              750,000        40,830,000
                                                                 --------------
TOBACCO-3.4%
Altria Group, Inc.                                  1,318,200        65,975,910
Loews Corp.- Carolina Group                           777,100        19,077,805
                                                                 --------------
                                                                     85,053,715
                                                                 --------------
                                                                    198,191,215
                                                                 --------------
TECHNOLOGY-7.0%
COMPUTER HARDWARE/STORAGE-2.1%
EMC Corp. (a)                                       1,485,100        16,930,140
Hewlett-Packard Co.                                 1,750,000        36,925,000
                                                                 --------------
                                                                     53,855,140
                                                                 --------------
COMPUTER SERVICES-1.2%
Fiserv, Inc. (a)                                      750,000        29,167,500
                                                                 --------------
SEMI-CONDUCTOR CAPITAL EQUIPMENT-0.6%
Applied Materials, Inc. (a)                           775,000        15,205,500
                                                                 --------------
SOFTWARE-3.1%
Microsoft Corp.                                     2,750,000        78,540,000
                                                                 --------------
                                                                    176,768,140
                                                                 --------------
CAPITAL GOODS-5.1%
ELECTRICAL EQUIPMENT-0.7%
Johnson Controls, Inc.                                350,000        18,683,000
                                                                 --------------
MACHINERY-1.0%
Ingersoll-Rand Co. Cl.A (Bermuda)                     350,000        23,908,500
                                                                 --------------
MISCELLANEOUS-3.4%
General Electric Co.                                2,000,000        64,800,000
United Technologies Corp.                             235,000        21,497,800
                                                                 --------------
                                                                     86,297,800
                                                                 --------------
                                                                    128,889,300
                                                                 --------------
UTILITIES-4.7%
ELECTRIC & GAS UTILITY-2.6%
Dominion Resources, Inc.                               75,000         4,731,000
Entergy Corp.                                         350,000        19,603,500
Exelon Corp.                                          650,000        21,638,500
PPL Corp.                                             425,000        19,507,500
                                                                 --------------
                                                                     65,480,500
                                                                 --------------
TELEPHONE UTILITY-2.1%
BellSouth Corp.                                       600,000        15,732,000
Verizon communications, Inc.                        1,000,000        36,190,000
                                                                 --------------
                                                                     51,922,000
                                                                 --------------
                                                                    117,402,500
                                                                 --------------
TRANSPORTATION-4.4%
RAILROAD-4.4%
Burlington Northern Santa Fe Corp.                  1,197,500        41,996,325
Union Pacific Corp.                                 1,165,000        69,259,250
                                                                 --------------
                                                                    111,255,575
                                                                 --------------
AEROSPACE & DEFENSE-1.2%
AEROSPACE-1.2%
General Dynamics Corp.                                100,000         9,930,000
Northrop Grumman Corp.                                370,000        19,869,000
                                                                 --------------
                                                                     29,799,000
                                                                 --------------
CONSUMER MANUFACTURING-0.9%
BUILDING & RELATED-0.9%
American Standard Cos., Inc. (a)                      531,500        21,424,765
                                                                 --------------
BASIC INDUSTRY-0.9%
CHEMICALS-0.9%
Air Products and Chemicals, Inc.                      400,000        20,980,000
Cabot Corp.                                             7,200           293,040
                                                                 --------------
                                                                     21,273,040
                                                                 --------------
MULTI-INDUSTRY COMPANIES-0.5%
3M Co.                                                135,000        12,151,350
                                                                 --------------
Total Common Stocks
  (cost $2,108,803,377)                                           2,417,963,307
                                                                 --------------

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________



                                                    PRINCIPAL
                                                     AMOUNT
COMPANY                                               (000)        U.S. $ VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-5.3%
TIME DEPOSIT-5.3%
The Bank of New York
  0.563%, 7/01/04
  (cost $132,197,000)                                $132,197    $  132,197,000
                                                                 --------------
TOTAL INVESTMENTS-101.4%
  (cost $2,241,000,377)                                           2,550,160,307
Other assets less liabilities-(1.4%)                                (33,987,160)
                                                                 --------------
NET ASSETS-100%                                                  $2,516,173,147
                                                                 ==============


(a)  Non-income producing security.

Glossary:

ADR - American Depositary Receipt

See Notes to Financial Statements.

GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $2,241,000,377)      $2,550,160,307
  Cash                                                                   30,702
  Receivable for investment securities sold                           4,985,573
  Dividends and interest receivable                                   3,628,534
                                                                 --------------
  Total assets                                                    2,558,805,116
                                                                 --------------
LIABILITIES
  Payable for securities purchased                                   41,023,579
  Advisory fee payable                                                1,120,410
  Distribution fee payable                                              395,170
  Accrued expenses                                                       92,810
                                                                 --------------
  Total liabilities                                                  42,631,969
                                                                 --------------
NET ASSETS                                                       $2,516,173,147
                                                                 ==============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $      113,516
  Additional paid-in capital                                      2,387,090,703
  Undistributed net investment income                                12,573,312
  Accumulated net realized loss on investment transactions         (192,764,314)
  Net unrealized appreciation of investments                        309,159,930
                                                                 --------------
                                                                 $2,516,173,147
                                                                 ==============
CLASS A SHARES
  Net assets                                                     $  622,272,720
                                                                 ==============
  Shares of capital stock outstanding                                27,913,465
                                                                 ==============
  Net asset value per share                                      $        22.29
                                                                 ==============
CLASS B SHARES
  Net assets                                                     $1,893,900,427
                                                                 ==============
  Shares of capital stock outstanding                                85,602,848
                                                                 ==============
  Net asset value per share                                      $        22.12
                                                                 ==============


See Notes to Financial Statements.

GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $60,419)            $  21,642,859
  Interest                                                              262,341
                                                                  -------------
  Total investment income                                            21,905,200
                                                                  -------------
EXPENSES
  Advisory fee                                                        7,482,813
  Distribution fee--Class B                                           2,220,631
  Custodian                                                             115,442
  Printing                                                               92,654
  Administrative                                                         34,500
  Audit and legal                                                        23,750
  Directors' fees                                                           500
  Transfer agency                                                           450
  Miscellaneous                                                          68,807
                                                                  -------------
  Total expenses                                                     10,039,547
  Less: expenses waived and reimbursed by the Adviser
    (see Note B)                                                       (897,938)
                                                                  -------------
  Net expenses                                                        9,141,609
                                                                  -------------
  Net investment income                                              12,763,591
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                       78,456,336
  Net change in unrealized appreciation/depreciation
    of investments                                                  (18,439,223)
                                                                  -------------
  Net gain on investment transactions                                60,017,113
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $  72,780,704
                                                                  =============


See Notes to Financial Statements.

GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                               SIX MONTHS ENDED     YEAR ENDED
                                                JUNE 30, 2004      DECEMBER 31,
                                                  (UNAUDITED)         2003
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                         $   12,763,591   $   19,192,015
  Net realized gain on investment transactions      78,456,336       27,303,599
  Net change in unrealized appreciation/
    depreciation of investments                    (18,439,223)     468,948,547
                                                --------------   --------------
  Net increase in net assets from operations        72,780,704      515,444,161

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (5,566,213)      (5,298,556)
    Class B                                        (13,683,981)     (10,692,656)

CAPITAL STOCK TRANSACTIONS
  Net increase                                     187,298,155      251,538,159
                                                --------------   --------------
  Total increase                                   240,828,665      750,991,108

NET ASSETS
  Beginning of period                            2,275,344,482    1,524,353,374
                                                --------------   --------------
  End of period (including undistributed
    net investment income of $12,573,312 and
    $19,059,915, respectively)                  $2,516,173,147   $2,275,344,482
                                                ==============   ==============


See Notes to Financial Statements.

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Growth & Income Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying, common stocks of good quality. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. Dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annual rate of .625% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $897,938. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2004 amounted to $2,028,969, of which $78,892 was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to ..25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:


                                                   PURCHASES          SALES
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $ 848,433,264    $ 695,173,750
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross Unrealized Appreciation                                     $ 345,579,129
Gross unrealized depreciation                                       (36,419,199)
                                                                  -------------
Net unrealized appreciation                                       $ 309,159,930
                                                                  =============


1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2004, the Portfolio had no securities on loan.

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------
CLASS A
Shares sold             2,160,427     4,525,746    $ 48,305,297   $  85,909,173
Shares issued
  in reinvestment
  of dividends
  and distributions       251,524       271,026       5,566,213       5,298,557
Shares redeemed        (2,192,019)   (4,570,168)    (48,891,478)    (83,057,077)
                      -----------   -----------    ------------   -------------
Net increase              219,932       226,604    $  4,980,032   $   8,150,653
                      ===========   ===========    ============   =============

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------
CLASS B
Shares sold            11,819,359    23,010,963    $260,104,672   $ 432,799,344
Shares issued
  in reinvestment
  of dividends and
  distributions           623,132       550,600      13,683,981      10,692,656
Shares redeemed        (4,147,311)  (11,015,402)    (91,470,530)   (200,104,494)
                      -----------   -----------    ------------   -------------
Net increase            8,295,180    12,546,161    $182,318,123   $ 243,387,506
                      ===========   ===========    ============   =============


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                  2003             2002
                                             =============    =============
Distributions paid from:
  Ordinary income                            $  15,991,212    $   9,560,093
  Net long-term capital gains                           --       54,978,227
                                             -------------    -------------
Total taxable distributions                     15,991,212       64,538,320
                                             -------------    -------------
Total distributions paid                     $  15,991,212    $  64,538,320
                                             =============    =============


As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Undistributed ordinary income                                 $  19,059,915
Accumulated capital and other losses                           (252,119,085)(a)
Unrealized appreciation/(depreciation)                          308,497,588(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $  75,438,418
                                                              =============


(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $252,119,085 of which $229,142,961 expires in the year 2010 and $22,976,124 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE J: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004  ---------------------------------------------------------------
                                            (UNAUDITED)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $21.80       $16.62       $22.16       $23.15       $21.79       $21.84

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .14(b)       .23          .22          .21          .22          .16
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                   .55         5.15        (5.01)        (.05)        2.75         2.25
Net increase (decrease) in net asset value
  from operations                                .69         5.38        (4.79)         .16         2.97         2.41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.20)        (.20)        (.12)        (.14)        (.14)        (.18)
Distributions from net realized gain on
  investment transactions                         -0-          -0-        (.63)       (1.01)       (1.47)       (2.28)
Total dividends and distributions               (.20)        (.20)        (.75)       (1.15)       (1.61)       (2.46)
Net asset value, end of period                $22.29       $21.80       $16.62       $22.16       $23.15       $21.79

TOTAL RETURN
Total investment return based on net
  asset value (c)                               3.18%       32.50%      (22.05)%        .36%       13.89%       11.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $622,273     $603,673     $456,402     $673,722     $596,547     $522,163
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .58%(d)      .66%         .68%         .67%         .69%         .71%
  Expenses, before waivers and
    reimbursements                               .65%(d)      .66%         .68%         .67%         .69%         .71%
  Net investment income                         1.25%(b)(d)  1.25%        1.15%         .95%        1.01%         .75%
Portfolio turnover rate                           30%          57%          69%          80%          74%          46%



See footnote summary on page 16.

GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               CLASS B
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS                                                     JUNE 1, 1999 (e)
                                               ENDED                     YEAR ENDED DECEMBER 31,                  TO
                                          JUNE 30, 2004  --------------------------------------------------   DECEMBER 31,
                                            (UNAUDITED)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $21.62       $16.49       $22.03       $23.06       $21.76       $21.37

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .11(b)       .18          .17          .16          .18          .07
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                   .55         5.11        (4.98)        (.05)        2.73          .32
Net increase (decrease) in net asset value
  from operations                                .66         5.29        (4.81)         .11         2.91          .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.16)        (.16)        (.10)        (.13)        (.14)          -0-
Distributions from net realized gain on
  investment transactions                         -0-          -0-        (.63)       (1.01)       (1.47)          -0-
Total dividends and distributions               (.16)        (.16)        (.73)       (1.14)       (1.61)          -0-
Net asset value, end of period                $22.12       $21.62       $16.49       $22.03       $23.06       $21.76

TOTAL RETURN
Total investment return based on net
  asset value (c)                               3.07%       32.18%      (22.26)%        .15%       13.59%        1.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                         $1,893,900   $1,671,671   $1,067,952     $889,394     $151,739       $7,993
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .83%(d)      .91%         .93%         .92%         .95%         .97%(d)
  Expenses, before waivers and
    reimbursements                               .90%(d)      .91%         .93%         .92%         .95%         .97%(d)
  Net investment income                         1.00%(b)(d)   .99%         .91%         .75%         .85%         .55%(d)
Portfolio turnover rate                           30%          57%          69%          80%          74%          46%



(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN HIGH YIELD PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, WITHOUT CHARGE, UPON REQUEST BY VISITING ALLIANCE CAPITAL'S WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM (CLICK ON INVESTORS, THEN THE "PROXY VOTING POLICIES AND PROCEDURES" LINK ON THE LEFT SIDE OF THE PAGE), OR BY GOING TO THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV, OR BY CALLING ALLIANCE CAPITAL AT (800) 227-4618.

HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-93.0%
AEROSPACE/DEFENSE-0.9%
K & F Industries, Inc.
  Series B
  9.625%, 12/15/10                                     $  120     $     132,150
Sequa Corp.
  9.00%, 8/01/09                                           70            74,725
Transdigm, Inc.
  8.375%, 7/15/11                                         260           265,200
                                                                  -------------
                                                                        472,075
                                                                  -------------
AIR TRANSPORTATION-1.3%
ATA Airlines, Inc.
  6.99%, 4/15/16 (a)                                      289           231,464
ATA Holdings Corp.
  12.125%, 6/15/10 (a)(b)                                 175           112,875
  13.00%, 2/01/09 (c)                                     120            84,600
Continental Airlines, Inc.
  9.56%, 9/01/19                                          165           165,000
North Atlantic Holdings
  12.25%, 3/01/14 (a)(b)                                  135            75,600
                                                                  -------------
                                                                        669,539
                                                                  -------------
AUTOMOTIVE-2.9%
Dana Corp.
  10.125%, 3/15/10                                        205           233,188
Dura Operating Corp.
  Series D
  9.00%, 5/01/09                                          255           251,174
HLI Operating Co., Inc.
  10.50%, 6/15/10                                         140           158,200
Keystone Automotive Operations, Inc.
  9.75%, 11/01/13 (a)                                     213           228,975
Sonic Automotive, Inc.
  Series B
  8.625%, 8/15/13                                          90            94,275
Tenneco Automotive, Inc.
  Series B
  10.25%, 7/15/13                                         195           221,325
TRW Automotive
  9.375%, 2/15/13                                          93           105,323
  11.00%, 2/15/13                                          67            79,395
United Auto Group, Inc.
  9.625%, 3/15/12                                         115           126,500
                                                                  -------------
                                                                      1,498,355
                                                                  -------------
BROADCASTING/MEDIA-2.8%
Allbritton Communications Co.
  7.75%, 12/15/12                                         170           168,300
Corus Entertainment, Inc.(Canada)
  8.75%, 3/01/12                                          120           128,850
Emmis Operating Co.
  6.875%, 5/15/12 (a)                                     180           177,300
Paxson Communications Corp.
  10.75%, 7/15/08                                         140           142,800
  12.25%, 1/15/09 (b)                                     135           118,125
PRIMEDIA, Inc.
  8.00%, 5/15/13 (a)                                       70            66,150
  8.875%, 5/15/11                                         135           134,325
Radio One, Inc.
  8.875%, 7/01/11                                         100           109,625
Sinclair Broadcast Group, Inc.
  8.00%, 3/15/12                                          210           215,775
  8.75%, 12/15/11                                          90            96,750
Young Broadcasting, Inc.
  8.50%, 12/15/08                                          85            89,888
                                                                  -------------
                                                                      1,447,888
                                                                  -------------
BUILDING/REAL ESTATE-3.9%
Associated Materials, Inc.
  11.25%, 3/01/14 (a)(b)                                  640           432,000
D.R. Horton, Inc.
  6.875%, 5/01/13                                         190           194,750
KB HOME
  7.75%, 2/01/10                                          190           196,650
LNR Property Corp.
  7.25%, 10/15/13                                         270           264,600
  7.625%, 7/15/13                                         125           125,000
Meritage Corp.
  9.75%, 6/01/11                                          195           215,475
Nortek Holdings, Inc.
  10.00%, 5/15/11 (a)(b)                                  355           285,775
Schuler Homes, Inc.
  10.50%, 7/15/11                                         155           177,669
William Lyon Homes, Inc.
  10.75%, 4/01/13                                         120           133,200
                                                                  -------------
                                                                      2,025,119
                                                                  -------------
CABLE-6.0%
Cablevision Systems Corp.
  8.00%, 4/15/12 (a)                                      510           504,900
Charter Communications Holdings LLC
  11.75%, 5/15/11 (b)                                   1,245           812,362
CSC Holdings, Inc.
  6.75%, 4/15/12 (a)                                      505           487,325
  7.625%, 7/15/18                                         195           182,813
DirecTV Holdings LLC
  8.375%, 3/15/13                                         125           138,906
EchoStar DBS Corp.
  6.375%, 10/01/11                                        355           351,450
Innova S. de R.L., SA (Mexico)
  9.375%, 9/19/13                                         135           142,088
  12.875%, 4/01/07                                         48            49,069
Insight Communications Co., Inc.
  12.25%, 2/15/11                                         265           239,825

HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)       U.S. $ VALUE
-------------------------------------------------------------------------------

Insight Midwest LP/Insight Capital, Inc.
  9.75%, 10/01/09                                      $  190     $     201,400
                                                                  -------------
                                                                      3,110,138
                                                                  -------------
CHEMICALS-2.8%
Equistar Chemical Funding LP
  10.125%, 9/01/08                                        185           203,500
  10.625%, 5/01/11                                        130           144,950
Huntsman Advanced Materials LLC
  11.00%, 7/15/10 (a)                                     140           158,550
Huntsman ICI Chemicals LLC
  10.125%, 7/01/09                                        205           210,125
Huntsman LLC
  11.50%, 7/15/12 (a)                                     260           264,550
Quality Distribution LLC
  9.00%, 11/15/10 (a)                                     240           229,200
Westlake Chemical Corp.
  8.75%, 7/15/11                                          215           234,350
                                                                  -------------
                                                                      1,445,225
                                                                  -------------
COMMUNICATIONS - FIXED-3.5%
Consolidated Communication Holdings
  9.75%, 4/01/12 (a)                                       80            81,600
FairPoint Communications, Inc.
  11.875%, 3/01/10                                         80            91,800
  12.50%, 5/01/10                                          65            69,550
MCI, Inc.
  5.908%, 5/01/07                                          45            43,763
  6.688%, 5/01/09                                          45            41,738
  7.735%, 5/01/14                                          39            35,003
Qwest Communications International
  7.50%, 2/15/14 (a)                                      125           113,438
Qwest Corp.
  9.125%, 3/15/12 (a)(c)                                  190           206,150
Qwest Services Corp.
  13.50%, 12/15/10 (a)                                    568           663,139
Time Warner Telecom, Inc.
  10.125%, 2/01/11                                        525           480,374
                                                                  -------------
                                                                      1,826,555
                                                                  -------------
COMMUNICATIONS - MOBILE-8.2%
American Cellular Corp.
  Seies B
  10.00%, 8/01/11                                         225           195,188
Dobson Communications Corp.
  8.875%, 10/01/13                                        385           294,525
Inmarsat Finance Plc (United Kingdom)
  7.625%, 6/30/12 (a)                                     295           286,888
Iridium LLC/Capital Corp.
  Series B
  14.00%, 7/15/05 (d)(e)                                  550            55,000
MobiFon Holdings BV (Netherlands)
  12.50%, 7/31/10                                         505           578,224
Mobile Telesystems Finance,SA (Luxembourg)
  8.375%, 10/14/10 (a)                                    250           236,875
Nextel Communications, Inc.
  6.875%, 10/31/13                                        265           264,006
  7.375%, 8/01/15                                         235           238,525
  9.375%, 11/15/09                                         60            64,425
Nextel Partners, Inc.
  8.125%, 7/01/11                                         145           148,625
  12.50%, 11/15/09                                         72            84,240
PTC International Finance II,
  SA (Luxembourg)
  11.25%, 12/01/09                                        200           218,000
Rural Cellular Corp.
  9.75%, 1/15/10                                          560           511,000
  9.875%, 2/01/10                                         130           129,675
Triton PCS, Inc.
  8.50%, 6/01/13                                          175           166,250
  8.75%, 11/15/11                                         195           161,850
  9.375%, 2/01/11                                         115            98,900
Western Wireless Corp.
  9.25%, 7/15/13                                          500           517,499
                                                                  -------------
                                                                      4,249,695
                                                                  -------------
CONSUMER MANUFACTURING-2.7%
Broder Brothers Co.
  11.25%, 10/15/10                                        270           257,175
Collins & Aikman Floorcoverings
  Series B
  9.75%, 2/15/10                                          110           112,200
Hines Nurseries, Inc.
  10.25%, 10/01/11                                        130           142,350
K2, Inc.
  7.375%, 7/01/14                                         185           185,000
Playtex Products, Inc.
  8.00%, 3/01/11 (a)                                      190           198,788
Simmons Co.
  7.875%, 1/15/14 (a)                                     205           210,125
Solo Cup Co.
  8.50%, 2/15/14 (a)                                      230           215,050
St. John Knits International, Inc.
  12.50%, 7/01/09                                          90            96,975
                                                                  -------------
                                                                      1,417,663
                                                                  -------------
CONTAINERS-0.7%
Crown Euro Holdings, SA (France)
  9.50%, 3/01/11                                          215           235,425
Greif Brothers Corp.
  8.875%, 8/01/12                                         140           151,375
                                                                  -------------
                                                                        386,800
                                                                  -------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________



                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
ENERGY-2.9%
Chesapeake Energy Corp.
  7.75%, 1/15/15                                       $  195     $     204,262
Frontier Oil Corp.
  11.75%, 11/15/09                                        110           120,725
Grant Prideco, Inc.
  9.00%, 12/15/09                                         115           125,638
HilCorp Energy
  10.50%, 9/01/10 (a)                                     445           483,937
North American Energy Partners, Inc.
  8.75%, 12/01/11 (a)                                      80            79,600
Premcor Refining Group, Inc.
  9.50%, 2/01/13                                          115           133,113
Pride International, Inc.
  7.375%, 7/15/14 (a)                                     210           211,837
  9.375%, 5/01/07                                          81            82,823
Universal Compression, Inc.
  7.25%, 5/15/10                                           80            83,000
                                                                  -------------
                                                                      1,524,935
                                                                  -------------
ENTERTAINMENT/LEISURE-3.2%
Gaylord Entertainment Co.
  8.00%, 11/15/13 (a)                                     175           178,281
Royal Caribbean Cruises, Ltd. (Liberia)
  8.00%, 5/15/10                                           85            92,013
  8.75%, 2/02/11                                          240           267,000
Six Flags, Inc.
  9.50%, 2/01/09                                          485           500,762
  9.625%, 6/01/14 (a)                                     380           380,000
  9.75%, 4/15/13                                           20            20,200
Universal City Development
  11.75%, 4/01/10                                         195           226,688
                                                                  -------------
                                                                      1,664,944
                                                                  -------------
FINANCIAL-2.5%
Crum & Forster Holdings Corp.
  10.375%, 6/15/13                                        105           114,975
Eircom Funding (Ireland)
  8.25%, 8/15/13                                          125           130,625
Fairfax Financial Holdings Ltd. (Canada)
  8.25%, 10/01/15                                          75            70,875
iStar Financial, Inc.
  6.00%, 12/15/10                                          50            49,937
  7.00%, 3/15/08                                           50            53,307
  8.75%, 8/15/08                                           17            18,887
Markel Capital Trust I
  Series B
  8.71%, 1/01/46                                          130           131,950
PXRE Capital Trust I
  8.85%, 2/01/27                                           45            45,000
Royal & Sun Alliance Insurance (United Kingdom)
  8.95%, 10/15/29                                          80            90,704
Western Financial Bank
  9.625%, 5/15/12                                         195           215,475
Williams Scotsman, Inc.
  9.875%, 6/01/07                                         385           384,038
                                                                  -------------
                                                                      1,305,773
                                                                  -------------
FOOD/BEVERAGE-2.2%
Del Monte Corp.
  8.625%, 12/15/12                                        115           124,488
  Series B
  9.25%, 5/15/11                                          110           120,725
DIMON, Inc.
  Series B
  9.625%, 10/15/11                                        195           197,924
Dole Food Co., Inc.
  8.625%, 5/01/09 (c)                                     105           110,513
  8.875%, 3/15/11                                          65            69,063
Merisant Co.
  9.50%, 7/15/13 (a)                                      135           144,450
North Atlantic Trading
  9.25%, 3/01/12 (a)                                      195           189,637
Swift & Co.
  10.125%, 10/01/09                                       170           182,325
                                                                  -------------
                                                                      1,139,125
                                                                  -------------
GAMING-4.5%
Ameristar Casinos, Inc.
  10.75%, 2/15/09                                          95           108,775
Argosy Gaming Co.
  9.00%, 9/01/11                                          100           111,000
Boyd Gaming Corp.
  7.75%, 12/15/12                                         110           111,650
Harrahs Operating Co., Inc.
  7.875%, 12/15/05                                        100           105,875
Mandalay Resort Group
  10.25%, 8/01/07                                         165           183,975
MGM Mirage, Inc.
  8.375%, 2/01/11                                         260           273,000
Mohegan Tribal Gaming Authority
  6.375%, 7/15/09                                          60            60,450
  8.375%, 7/01/11                                          95           103,075
Park Place Entertainment Corp.
  7.00%, 4/15/13                                          100           101,250
  7.875%, 3/15/10                                          90            95,400
  9.375%, 2/15/07                                         120           130,650
Riviera Holdings Corp.
  11.00%, 6/15/10                                         155           170,113
Seneca Gaming Corp.
  7.25%, 5/01/12 (a)                                      405           406,518
Turning Stone Casino Resort Enterprises
  9.125%, 12/15/10 (a)                                    140           147,000
Venetian Casino/LV Sands, Inc.
  11.00%, 6/15/10                                         195           226,200
                                                                  -------------
                                                                      2,334,931
                                                                  -------------

HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________



                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
HEALTHCARE-5.5%
Alliance Imaging, Inc.
  10.375%, 4/15/11                                     $  175     $     184,188
Concentra Operating Corp.
  9.125%, 6/01/12 (a)                                      95            99,750
  9.50%, 8/15/10                                          145           155,150
Extendicare Health Services, Inc.
  9.50%, 7/01/10                                          145           161,675
Genesis HealthCare Corp.
  8.00%, 10/15/13 (a)                                     180           184,500
Hanger Orthopedic Group, Inc.
  10.375%, 2/15/09                                        295           303,113
Iasis Healthcare Corp.
  8.75%, 6/15/14                                          245           251,738
PacifiCare Health Systems, Inc.
  10.75%, 6/01/09                                         182           208,390
Select Medical Corp.
  7.50%, 8/01/13                                          365           361,349
Tenet Healthcare Corp.
  7.375%, 2/01/13                                         180           163,800
Triad Hospitals, Inc.
  7.00%, 11/15/13                                         220           210,100
Universal Hospital Services, Inc.
  10.125%, 11/01/11                                       240           244,800
Vanguard Health Systems, Inc.
  9.75%, 8/01/11                                          270           293,625
                                                                  -------------
                                                                      2,822,178
                                                                  -------------
HOTEL/LODGING-3.3%
Corrections Corp. of America
  7.50%, 5/01/11                                           45            45,675
  9.875%, 5/01/09                                         155           172,825
Felcor Lodging LP
  9.00%, 6/01/11                                           25            25,938
  10.00%, 9/15/08                                          85            90,100
Host Marriott LP
  Series G
  9.25%, 10/01/07                                         160           177,200
  Series I
  9.50%, 1/15/07                                          125           137,188
Intrawest Corp. (Canada)
  7.50%, 10/15/13                                         105           103,163
  10.50%, 2/01/10                                         170           184,663
La Quinta Properties, Inc.
  8.875%, 3/15/11                                         185           199,800
Starwood Hotels Resorts
  7.875%, 5/01/12                                         225           241,874
Sun International Hotels Ltd.
  8.875%, 8/15/11                                         105           112,613
Vail Resorts, Inc.
  6.75%, 2/15/14 (a)                                      210           200,024
                                                                  -------------
                                                                      1,691,063
                                                                  -------------
INDUSTRIAL-6.4%
Amsted Industries, Inc.
  10.25%, 10/15/11 (a)                                    255           277,950
Amtrol, Inc.
  10.625%, 12/31/06                                       145           117,088
Case New Holland, Inc.
  9.25%, 8/01/11 (a)                                      350           369,249
Dayton Superior Corp.
  10.75%, 9/15/08                                          90            90,900
  13.00%, 6/15/09                                         140           122,500
FastenTech, Inc.
  11.50%, 5/01/11 (a)                                     120           133,500
Fimep, SA (France)
  10.50%, 2/15/13                                         115           131,675
Flowserve Corp.
  12.25%, 8/15/10                                         160           182,000
H & E Equipment Services, Inc.
  11.125%, 6/15/12                                        245           249,288
Milacron Escrow Corp.
  11.50%, 5/15/11 (a)                                     265           265,000
Mueller Group, Inc.
  10.00%, 5/01/12 (a)                                     190           198,550
NMHG Holdings Co.
  10.00%, 5/15/09                                         105           116,025
Sensus Metering Systems, Inc.
  8.625%, 12/15/13 (a)                                    360           347,399
Terex Corp.
  Series B
  10.375%, 4/01/11                                        195           218,400
TriMas Corp.
  9.875%, 6/15/12                                         195           207,675
Trinity Industries
  6.50%, 3/15/14 (a)                                      305           280,600
                                                                  -------------
                                                                      3,307,799
                                                                  -------------
MINING & METALS-2.3%
AK Steel Corp.
  7.875%, 2/15/09                                         210           197,400
Freeport-McMoRan Copper & Gold, Inc. Cl. B
  10.125%, 2/01/10                                        120           133,200
International Steel Group
  6.50%, 4/15/14 (a)                                      234           220,545
Ispat Inland ULC
  9.75%, 4/01/14 (a)                                      205           212,175
Peabody Energy Corp.
  6.875%, 3/15/13                                         220           223,850
Russel Metals, Inc. (Canada)
  6.375%, 3/01/14                                         200           188,500
                                                                  -------------
                                                                      1,175,670
                                                                  -------------
NON-AIR TRANSPORTATION-0.2%
Horizon Lines LLC
  9.00%, 11/01/12 (a)                                     105           106,969
                                                                  -------------
PAPER/PACKAGING-6.4%
Abitibi-Consolidated, Inc. (Canada)
  7.75%, 6/15/11 (a)                                      190           190,664
Anchor Glass Container Corp.
  11.00%, 2/15/13                                         230           264,213
Berry Plastics Corp.
  10.75%, 7/15/12                                         185           206,275

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
Doman Industries, Ltd. (Canada)
  12.00%, 7/01/04 (d)                                  $   95     $      95,000
Georgia-Pacific Corp.
  9.375%, 2/01/13                                         285           327,750
Graphic Packaging International Corp.
  9.50%, 8/15/13                                          365           397,849
Huntsman International Holdings LLC
  zero coupon, 12/31/09                                   500           247,500
Huntsman Packaging Corp.
  13.00%, 6/01/10                                         245           220,500
Jefferson Smurfit Corp.
  8.25%, 10/01/12                                         140           146,300
MDP Acquisitions Plc
  9.625%, 10/01/12                                        205           225,500
Norske Skog Canada, Ltd. (Canada)
  Series D
  8.625%, 6/15/11                                         165           175,725
Owens-Brockway Glass Container
  8.875%, 2/15/09                                         395           428,574
Pliant Corp.
  11.125%, 9/01/09                                         60            64,500
  13.00%, 6/01/10                                         185           166,500
Russell-Stanley Holdings, Inc.
  9.00%, 11/30/08 (a)(f)(g)                                84             8,357
Stone Container Corp.
  9.25%, 2/01/08                                           25            27,438
  9.75%, 2/01/11                                          125           138,125
                                                                  -------------
                                                                      3,330,770
                                                                  -------------
PUBLIC UTILITIES - ELECTRIC & GAS-5.8%
AES Corp.
  8.75%, 5/15/13 (a)                                       55            59,194
  9.00%, 5/15/15 (a)                                      100           107,625
  10.00%, 7/15/05 (a)                                      74            76,021
Allegheny Energy, Inc.
  7.75%, 8/01/05                                          245           254,800
Calpine Corp.
  8.50%, 7/15/10 (a)                                      445           370,462
Northwest Pipeline Corp.
  8.125%, 3/01/10                                         105           113,663
NRG Energy, Inc.
  8.00%, 12/15/13 (a)                                     255           258,825
Ormat Funding Corp.
  8.25%, 12/30/20 (a)                                     230           218,500
PG&E Corp.
  6.875%, 7/15/08 (a)                                      50            52,500
SEMCO Energy, Inc.
  7.125%, 5/15/08                                          65            66,950
  7.75%, 5/15/13                                          120           124,200
Southern Natural Gas Co.
  7.35%, 2/15/31                                          245           220,500
  8.875%, 3/15/10                                         130           142,675
Williams Cos., Inc.
  7.625%, 7/15/19                                         315           304,763
  8.625%, 6/01/10                                         555           613,274
                                                                  -------------
                                                                      2,983,952
                                                                  -------------
PUBLISHING-2.8%
American Media Operation
  8.875%, 1/15/11                                         100            97,250
  10.25%, 5/01/09                                         155           161,588
Dex Media, Inc.
  8.00%, 11/15/13 (a)                                     250           241,250
Dex Media East LLC
  9.875%, 11/15/09                                         50            56,375
  12.125%, 11/15/12                                       135           158,288
Dex Media West LLC
  Series B
  8.50%, 8/15/10                                           80            87,600
  9.875%, 8/15/13                                         320           352,799
Hollinger International Publishing, Inc.
  9.00%, 12/15/10                                         165           191,400
RH Donnelley Financial Corp.
  10.875%, 12/15/12 (a)                                   110           128,150
                                                                  -------------
                                                                      1,474,700
                                                                  -------------
RESTAURANTS-0.4%
Domino's, Inc.
  8.25%, 7/01/11                                          175           186,375
                                                                  -------------
RETAIL-0.9%
Jostens, Inc.
  12.75%, 5/01/10                                         270           302,400
Petro Stopping Center
  9.00%, 2/15/12 (a)                                      142           141,290
                                                                  -------------
                                                                        443,690
                                                                  -------------
SERVICE-2.4%
Allied Waste North America, Inc.
  8.50%, 12/01/08                                         210           230,738
  8.875%, 4/01/08                                         125           137,500
Iron Mountain, Inc.
  7.75%, 1/15/15                                           80            79,800
  8.625%, 4/01/13                                         150           159,750
National Waterworks, Inc.
  10.50%, 12/01/12                                        115           128,225
Service Corp.
  7.70%, 4/15/09                                          160           164,800
Service Corp. International
  6.00%, 12/15/05                                           4             4,105
  6.50%, 3/15/08                                           55            55,275
United Rentals North America, Inc.
  6.50%, 2/15/12                                          292           277,400
                                                                  -------------
                                                                      1,237,593
                                                                  -------------

HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
SUPERMARKET/DRUG-2.6%
Couche-Tard US/Finance Corp.
  7.50%, 12/15/13                                      $  169     $     169,845
Pathmark Stores, Inc.
  8.75%, 2/01/12                                          345           346,725
Rite Aid Corp.
  9.25%, 6/01/13                                          100           105,500
  9.50%, 2/15/11                                          140           155,050
  11.25%, 7/01/08                                         130           143,975
Roundy's, Inc.
  Series B
  8.875%, 6/15/12                                         110           117,150
Stater Brothers Holdings, Inc.
  8.125%, 6/15/12 (a)                                     315           317,756
                                                                  -------------
                                                                      1,356,001
                                                                  -------------
TECHNOLOGY-3.0%
Amkor Technologies, Inc.
  7.75%, 5/15/13                                          330           314,325
Celestica, Inc. (Canada)
  7.875%, 7/01/11                                         385           394,625
Fairchild Semiconductor Corp.
  10.50%, 2/01/09                                         210           229,425
Flextronics International, Ltd. (Singapore)
  6.50%, 5/15/13                                          255           249,900
ON Semiconductor Corp.
  13.00%, 5/15/08                                         222           255,855
SCG Holding Corp.
  zero coupon, 8/04/11 (a)                                 70            99,750
                                                                  -------------
                                                                      1,543,880
                                                                  -------------
Total Corporate Debt Obligations
  (cost $47,372,964)                                                 48,179,400
                                                                  -------------
SOVEREIGN DEBT OBLIGATIONS-0.4%
Government of Ukraine
  11.00%, 3/15/07                                          34            36,332
Republic of Brazil
  8.000%, 4/15/14                                         111           102,155
Russian Federation
  5.00%, 3/31/30 (a)                                      100            91,500
                                                                  -------------
Total Sovereign Debt Obligations
  (cost $169,571)                                                       229,987
                                                                  -------------
YANKEE BOND-0.3%
Dunlop Stand Aero Holdings (United Kingdom)
  11.875%, 5/15/09 (a)
  (cost $125,154)                                         119           127,033
                                                                  -------------
INDEX-4.5%
Trac-X North America High Yield
  7.375%, 3/25/09 (a)                                   1,370         1,340,887
  8.00%, 3/25/09 (a)                                    1,004           975,763
                                                                  -------------
Total Index
  (cost $2,288,255)                                                   2,316,650
                                                                  -------------
PREFERRED STOCKS-1.3%
BROADCASTING/MEDIA-0.4%
Paxson Communications Corp.
  14.25%, 11/15/06 (f)                                     23           200,267
                                                                  -------------
FINANCIAL-0.9%
Sovereign REIT
  Series A
  12.00%, 8/29/49 (a)                                     335           489,937
                                                                  -------------
Total Preferred Stocks
  (cost $543,856)                                                       690,204
                                                                  -------------
WARRANT-0.0%
Pliant Corp.
  warrants,
  expiring 6/01/10 (e)(g)
  (cost $1,820)                                            50                 1
                                                                  -------------
TOTAL INVESTMENTS-99.5%
  (cost $50,501,620)                                                 51,543,275
Other assets less liabilities-0.5%                                      257,505
                                                                  -------------
NET ASSETS-100%                                                   $  51,800,780
                                                                  =============


(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate market value of these securities amounted to $15,879,652 or 30.7% of net assets.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c)  Variable rate coupon, rate shown is as of June 30, 2004.

(d)  Security is in default.

(e)  Non-income producing security.

(f)  PIK (Paid-in-kind) preferred quarterly stock payments.

(g)  Illiquid security, valued at fair value (see Note A).

See Notes to Financial Statements.

HIGH YIELD PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $50,501,620)          $  51,543,275
  Dividends and interest receivable                                   1,117,963
  Receivable for investment securities sold                             160,476
                                                                  -------------
  Total assets                                                       52,821,714
                                                                  -------------
LIABILITIES
  Due to custodian                                                      134,054
  Payable for investment securities purchased                           731,219
  Advisory fee payable                                                   21,101
  Distribution fee payable                                                1,988
  Accrued expenses                                                      132,572
                                                                  -------------
  Total liabilities                                                   1,020,934
                                                                  -------------
NET ASSETS                                                        $  51,800,780
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $       7,003
  Additional paid-in capital                                         64,102,748
  Undistributed net investment income                                 2,065,963
  Accumulated net realized loss on investment transactions          (15,416,589)
  Net unrealized appreciation of investments                          1,041,655
                                                                  -------------
                                                                  $  51,800,780
                                                                  =============
CLASS A SHARES
  Net assets                                                      $  41,987,149
                                                                  =============
  Shares of capital stock outstanding                                 5,675,691
                                                                  =============
  Net asset value per share                                       $        7.40
                                                                  =============
CLASS B SHARES
  Net assets                                                      $   9,813,631
                                                                  =============
  Shares of capital stock outstanding                                 1,327,584
                                                                  =============
  Net asset value per share                                       $        7.39
                                                                  =============


See Notes to Financial Statements.

HIGH YIELD PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                        $   2,329,782
  Dividends                                                              44,071
                                                                  -------------
  Total investment income                                             2,373,853
                                                                  -------------
EXPENSES
  Advisory fee                                                          203,135
  Distribution fee--Class B                                              11,372
  Custodian                                                              81,024
  Administrative                                                         34,500
  Audit                                                                  18,750
  Printing                                                                6,125
  Legal                                                                   5,000
  Directors' fees                                                           500
  Transfer agency                                                           450
  Miscellaneous                                                           1,274
                                                                  -------------
  Total expenses                                                        362,130
  Less: expenses waived and reimbursed by the Adviser
    (see Note B)                                                        (67,712)
                                                                  -------------
  Net expenses                                                          294,418
                                                                  -------------
  Net investment income                                               2,079,435
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                          697,771
  Net change in unrealized appreciation/depreciation of
    investments                                                      (2,656,507)
                                                                  -------------
  Net loss on investment transactions                                (1,958,736)
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $     120,699
                                                                  =============


See Notes to Financial Statements.

HIGH YIELD PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                               SIX MONTHS ENDED     YEAR ENDED
                                                 JUNE 30, 2004     DECEMBER 31,
                                                  (UNAUDITED)          2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $   2,079,435    $   3,468,368
  Net realized gain on investment
    transactions                                       697,771          964,757
  Net change in unrealized appreciation/
    depreciation of investments                     (2,656,507)       4,679,646
                                                 -------------    -------------
  Net increase in net assets from
    operations                                         120,699        9,112,771

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (2,827,523)      (2,439,115)
    Class B                                           (641,967)        (149,865)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                             (888,157)      14,382,819
                                                 -------------    -------------
  Total increase (decrease)                         (4,236,948)      20,906,610

NET ASSETS
  Beginning of period                               56,037,728       35,131,118
                                                 -------------    -------------
  End of period (including undistributed
    net investment income of $2,065,963 and
    $3,456,018, respectively)                    $  51,800,780    $  56,037,728
                                                 =============    =============


See Notes to Financial Statements.

HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein High Yield Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to earn the highest level of current income without assuming undue risk by investing principally in high yielding, fixed-income securities rated Baa or lower by Moody's or BBB or lower by S&P Duff &Phelps or Fitch or, if unrated of comparable quantity. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio, with multi-class shares outstanding, are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser, an investment advisory fee at an annual rate of .75% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $67,712. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                   PURCHASES          SALES
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $  24,347,825    $  24,001,496
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $   2,682,669
Gross unrealized depreciation                                        (1,641,014)
                                                                  -------------
Net unrealized appreciation                                       $   1,041,655
                                                                  =============


1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The lending agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2004, the Portfolio had no securities on loan. For the six months ended June 30, 2004, the Portfolio earned fee income of $1,614 which is included in interest income in the accompanying statement of operations.

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------
CLASS A
Shares sold               208,000     2,095,774    $  1,654,044   $  15,413,642
Shares issued
  in reinvestment
  of dividends            385,221       334,126       2,827,523       2,439,115
Shares redeemed          (997,083)   (1,437,649)     (7,867,859)    (10,591,185)
                      -----------   -----------    ------------   -------------
Net increase
  (decrease)             (403,862)      992,251    $ (3,386,292)  $   7,261,572
                      ===========   ===========    ============   =============

HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------
CLASS B
Shares sold               541,767     2,209,656    $  4,294,036   $  16,338,500
Shares issued
  in reinvestment
  of dividends             87,581        20,501         641,967         149,866
Shares redeemed          (308,964)   (1,276,488)     (2,437,868)     (9,367,119)
                      -----------   -----------    ------------   -------------
Net increase              320,384       953,669    $  2,498,135   $   7,121,247
                      ===========   ===========    ============   =============


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                  2003             2002
                                             =============    =============
Distributions paid from:
  Ordinary income                            $   2,588,980    $   2,125,869
                                             -------------    -------------
Total taxable distributions                      2,588,980        2,125,869
                                             -------------    -------------
Total distributions paid                     $   2,588,980    $   2,125,869
                                             =============    =============

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $   3,456,018
Accumulated capital and other losses                            (16,080,255)(a)
Unrealized appreciation/(depreciation)                            3,664,057(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $  (8,960,180)
                                                              =============


(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $16,080,255 of which $3,206,642 expires in the year 2007, $5,774,960 expires in the year 2008, $2,890,265 expires in the year 2009 and $4,208,388 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's merger with Brinson Series Trust High Income Portfolio, may apply. During the current fiscal year, the Portfolio utilized capital loss carryforwards of $790,788.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capi-

HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


tal Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

HIGH YIELD PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004  ---------------------------------------------------------------
                                            (UNAUDITED)      2003         2002         2001 (a)     2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $7.91        $6.83        $7.51        $7.91        $9.14        $9.94

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .30(c)       .55          .54(c)       .63(c)       .74(c)       .91(c)
Net realized and unrealized gain (loss)
  on investment transactions                    (.28)         .95         (.76)        (.38)       (1.18)       (1.16)
Net increase (decrease) in net asset
  value from operations                          .02         1.50         (.22)         .25         (.44)        (.25)

LESS: DIVIDENDS
Dividends from net investment income            (.53)        (.42)        (.46)        (.65)        (.79)        (.55)
Net asset value, end of period                 $7.40        $7.91        $6.83        $7.51        $7.91        $9.14

TOTAL RETURN
Total investment return based on
  net asset value (d)                           0.26%       22.44%       (3.03)%       3.04%       (5.15)%      (2.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $41,987      $48,076      $34,765      $31,283      $22,333      $24,567
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.05%(e)     1.46%        1.18%         .95%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.30%(e)     1.46%        1.45%        1.51%        1.42%        1.40%
  Net investment income                         7.71%(c)(e)  7.48%        7.78%(c)     8.08%(c)     8.68%(c)     9.72%(c)
Portfolio turnover rate                           46%         105%          83%          95%         175%         198%



See footnote summary on page 18.

HIGH YIELD PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                      CLASS B
                                        ------------------------------------
                                        SIX MONTHS                 JULY 22,
                                          ENDED     YEAR ENDED    2002(f) TO
                                     JUNE 30, 2004  DECEMBER 31, DECEMBER 31,
                                       (UNAUDITED)     2003         2002
                                       -----------  -----------  -----------
Net asset value, beginning of period     $7.91        $6.84        $6.45

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                  .29(c)       .52          .15(c)
Net realized and unrealized gain on
  investment transactions                 (.29)         .97          .24
Net increase in net asset value from
  operations                                -0-        1.49          .39

LESS: DIVIDENDS
Dividends from net investment income      (.52)        (.42)          -0-
Net asset value, end of period           $7.39        $7.91        $6.84

TOTAL RETURN
Total investment return based on net
  asset value (d)                         0.04%       22.24%        6.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $9,814       $7,962         $366
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                        1.30%(e)     1.70%        1.42%(e)
  Expenses, before waivers and
    reimbursements                        1.55%(e)     1.70%        1.63%(e)
  Net investment income                   7.51%(c)(e)  7.19%        8.39%(c)(e)
Portfolio turnover rate                     46%         105%          83%


(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change to Class A and Class B shares was to decrease net investment income per share by $.04, increase net realized and unrealized gain (loss) on investments per share by $.04 and $.04, and decrease the ratio of net investment income to average net assets from 3.67% to 3.28% and 3.39% to 3.00%, respectively. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c)  Net of expenses expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.


18
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

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, WITHOUT CHARGE, UPON REQUEST BY VISITING ALLIANCE CAPITAL'S WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM (CLICK ON INVESTORS, THEN THE "PROXY VOTING POLICIES AND PROCEDURES" LINK ON THE LEFT SIDE OF THE PAGE), OR BY GOING TO THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV, OR BY CALLING ALLIANCE CAPITAL AT (800) 227-4618.

INTERNATIONAL PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                                    PERCENT OF
COMPANY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Vodafone Group Plc                               $  1,643,616           2.8%
-------------------------------------------------------------------------------
UBS AG                                              1,269,140           2.2
-------------------------------------------------------------------------------
Mitsubishi Corp.                                    1,258,855           2.1
-------------------------------------------------------------------------------
Novartis AG                                         1,204,215           2.0
-------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, SA                 1,163,512           2.0
-------------------------------------------------------------------------------
HSBC Holdings Plc                                   1,147,230           2.0
-------------------------------------------------------------------------------
Credit Suisse Group                                 1,095,338           1.9
-------------------------------------------------------------------------------
Standard Chartered Plc                              1,090,182           1.9
-------------------------------------------------------------------------------
GlaxoSmithKline Plc                                 1,056,539           1.8
-------------------------------------------------------------------------------
AstraZeneca Group Plc                                 984,719           1.7
                                                 ------------          ----
-------------------------------------------------------------------------------
                                                 $ 11,913,346          20.4%
-------------------------------------------------------------------------------


SECTOR DIVERSIFICATION
June 30, 2004 (unaudited)

                                                                    PERCENT OF
SECTOR                                           U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Basic Industries                                 $  2,436,135           4.2%
-------------------------------------------------------------------------------
Capital Goods                                       2,671,311           4.6
-------------------------------------------------------------------------------
Consumer Manufacturing                              2,895,009           5.0
-------------------------------------------------------------------------------
Consumer Services                                   7,120,566          12.2
-------------------------------------------------------------------------------
Consumer Staples                                    5,117,139           8.7
-------------------------------------------------------------------------------
Energy                                              6,510,238          11.1
-------------------------------------------------------------------------------
Finance                                            11,297,702          19.3
-------------------------------------------------------------------------------
Healthcare                                          7,020,879          12.0
-------------------------------------------------------------------------------
Multi Industry Companies                            1,408,755           2.4
-------------------------------------------------------------------------------
Technology                                          5,254,649           9.0
-------------------------------------------------------------------------------
Transportation                                        757,183           1.3
-------------------------------------------------------------------------------
Utilities                                           4,105,212           7.0
                                                 ------------          ----
-------------------------------------------------------------------------------
Total Investments                                  56,594,778          96.8
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities            1,885,200           3.2
                                                 ------------          ----
-------------------------------------------------------------------------------
Net Assets                                       $ 58,479,978         100.0%
-------------------------------------------------------------------------------

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-96.8%
AUSTRALIA-1.4%
News Corp., Ltd.                                       69,787     $     616,422
Telstra Corp., Ltd.                                    63,955           224,092
                                                                  -------------
                                                                        840,514
                                                                  -------------
BERMUDA-1.3%
Nabors Industries, Ltd. (a)                            16,500           746,130
                                                                  -------------
BRAZIL-0.8%
Aracruz Celulose, S.A. (ADR)                           15,100           493,166
                                                                  -------------
CANADA-1.2%
Talisman Energy, Inc.                                  31,500           683,684
                                                                  -------------
CHINA-2.5%
Beijing Datang Power Generation Co., Ltd.             694,000           538,309
China Resources Power Holdings Co., Ltd. (a)          570,000           321,547
CNOOC Ltd. (ADR)                                       14,600           624,150
                                                                  -------------
                                                                      1,484,006
                                                                  -------------
FRANCE-8.7%
Accor, SA                                              12,358           521,576
Dassault Systemes, SA (a)                               9,000           417,298
France Telecom, SA                                     17,492           455,852
L'Oreal, SA                                             8,951           714,943
LVMH Moet Hennessy Louis Vuitton, SA                   10,252           741,525
Sanofi-Synthelabo, SA (a)                               9,200           583,164
Schneider Electric, SA                                 12,327           841,367
Total, SA                                               4,109           783,376
                                                                  -------------
                                                                      5,059,101
                                                                  -------------
GERMANY-6.0%
Altana AG                                               5,707           343,699
BASF AG                                                10,029           537,488
Deutsche Telekom AG (a)                                27,815           489,004
Porsche AG pfd.                                           850           571,369
SAP AG                                                  4,710           780,826
Siemens AG (a)                                         10,945           787,654
                                                                  -------------
                                                                      3,510,040
                                                                  -------------
INDIA-0.3%
Dr. Reddy's Laboratories, Ltd. (ADR)                   10,100           175,538
                                                                  -------------
IRELAND-0.3%
Allied Irish Banks Plc                                  1,334            20,661
Eircom Group Plc (a)                                  100,000           180,064
                                                                  -------------
                                                                        200,725
                                                                  -------------
ISRAEL-0.6%
Teva Pharmaceutical Industries, Ltd. (ADR)              4,900           329,721
                                                                  -------------
ITALY-3.5%
Alleanza Assicurazioni                                 71,400           814,828
Eni S.p.A.                                             23,721           470,997
Telecom Italia Mobile SpA                              52,564           298,016
Telecom Italia SpA                                    151,166           469,905
                                                                  -------------
                                                                      2,053,746
                                                                  -------------
JAPAN-21.0%
Advantest Corp.                                         4,700           314,870
Bank of Fukuoka, Ltd.                                 122,000           723,402
Bridgestone Corp.                                      50,000           939,376
Canon, Inc.                                            14,900           785,181
Daikin Industries, Ltd.                                32,000           859,277
Denso Corp.                                            40,000           931,128
East Japan Railway Co.                                    135           757,183
Eisai Co., Ltd.                                         9,700           279,137
Honda Motor Co., Ltd.                                   9,400           453,137
Hoya Corp.                                              6,300           659,359
ITO EN, Ltd.                                            5,000           236,906
JSR Corp.                                              18,600           349,448
KDDI Corp.                                                 36           205,874
Kirin Brewery Co., Ltd.                                42,000           415,323
Mitsubishi Corp.                                       50,000           485,726
Mitsubishi Tokyo Financial Group, Inc.                    136         1,258,855
Nitto Denko Corp.                                       6,300           322,174
NTT DoCoMo, Inc.                                           81           144,756
Obic Co., Ltd.                                          1,300           277,001
Ricoh Co., Ltd.                                         3,400           406,947
Shin-Etsu Chemical Co., Ltd.                            9,500           339,550
Takashimaya Co., Ltd.                                  35,000           404,802
Takeda Chemical Industries, Ltd.                       10,000           438,986
Yamanouchi Pharmaceutical Co., Ltd.                     8,000           269,074
                                                                  -------------
                                                                     12,257,472
                                                                  -------------
LUXEMBOURG-0.6%
Tenaris, SA (ADR)                                      10,800           353,700
                                                                  -------------
NETHERLANDS-1.8%
IHC Caland NV                                          14,223           661,547
Philips Electronics NV                                 13,459           362,376
                                                                  -------------
                                                                      1,023,923
                                                                  -------------
NORWAY-2.2%
Norsk Hydro ASA                                        11,803           767,114
Smedvig ASA                                            45,000           495,023
                                                                  -------------
                                                                      1,262,137
                                                                  -------------
PORTUGAL-0.3%
Portugal Telecom, SGPS, SA                             15,234           164,400
                                                                  -------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
RUSSIA-1.5%
LUKOIL (ADR)                                            4,200     $     441,840
Gazprom Oao (ADR)                                      11,800           337,834
AO VimpelCom (ADR) (a)                                  1,100           106,095
                                                                  -------------
                                                                        885,769
                                                                  -------------
SOUTH AFRICA-0.8%
Edgars Consolidated Stores Ltd.                        20,200           481,243
                                                                  -------------
SOUTH KOREA-1.4%
Kookmin Bank (a)                                       14,070           437,138
Samsung Electronics Co., Ltd.                             900           371,527
                                                                  -------------
                                                                        808,665
                                                                  -------------
SPAIN-4.2%
Banco Bilbao Vizcaya Argentaria, SA                    87,097         1,163,512
Industria de Diseno Textil, SA (Inditex)               24,584           564,104
Telefonica, SA                                         48,594           718,330
                                                                  -------------
                                                                      2,445,946
                                                                  -------------
SWEDEN-1.0%
Ericsson AB Cl.B                                      201,000           592,358
                                                                  -------------
SWITZERLAND-10.6%
Compagnie Financiere Richemont AG                      12,557           327,862
Credit Suisse Group                                    30,827         1,095,338
Nestle, SA                                              3,656           975,011
Nobel Biocare Holding AG                                2,393           374,503
Novartis AG                                            27,297         1,204,215
Roche Holding AG-Genusshein                             9,914           981,584
UBS AG                                                 18,011         1,269,140
                                                                  -------------
                                                                      6,227,653
                                                                  -------------
TAIWAN-2.3%
Chinatrust Financial Holding Co., Ltd.                320,000           356,718
Hon Hai Precision Industry                             77,000           286,118
Nanya Technology Corp. (a)                            293,000           226,457
Taiwan Green Point Enterprises Co., Ltd.               44,000           135,375
Taiwan Semiconductor Manufacturing Co., Ltd.
  Merrill Lynch International & Co. warrants,
  expiring 11/21/05 (a)                               190,000           316,730
                                                                  -------------
                                                                      1,321,398
                                                                  -------------
UNITED KINGDOM-21.7%
AstraZeneca Group Plc                                  21,948           984,719
BHP Billiton Plc                                       82,567           716,483
Carnival Plc                                           10,830           525,965
Compass Group Plc                                      69,551           424,430
Diageo Plc                                             49,584           668,559
GlaxoSmithKline Plc                                    52,204         1,056,539
GUS Plc                                                39,315           602,822
HSBC Holdings Plc                                      77,147         1,147,230
Legal & General Group Plc                             559,104           963,238
MmO2 Plc (a)                                           58,799            98,901
Reckitt Benckiser Plc                                  26,470           749,332
Royal Bank of Scotland Group Plc                       33,247           957,460
Standard Chartered Plc                                 66,943         1,090,182
Tesco Plc                                             127,482           615,540
Vodafone Group Plc                                    750,578         1,643,616
WPP Group Plc                                          45,891           466,051
                                                                  -------------
                                                                     12,711,067
                                                                  -------------
UNITED STATES-0.8%
Schlumberger Ltd.                                       7,600           482,676
                                                                  -------------
Total Common Stocks & Other Investments
  (cost $49,334,626)                                                 56,594,778
                                                                  -------------
TOTAL INVESTMENTS-96.8%
  (cost $49,334,626)                                                 56,594,778
Other assets less liabilities-3.2%                                    1,885,200
                                                                  -------------
NET ASSETS-100%                                                   $  58,479,978
                                                                  =============


(a)  Non-income producing security.

Glossary:

ADR-American Depository Receipt

See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $49,334,626)          $  56,594,778
  Foreign cash, at value (cost $4,285,504)                            4,285,647
  Receivable for investment securities sold and foreign
    currency contracts                                                1,818,515
  Dividends and interest receivable                                     151,995
                                                                  -------------
  Total assets                                                       62,850,935
                                                                  -------------

LIABILITIES
  Due to custodian                                                      342,685
  Payable for investment securities purchased                         3,777,872
  Advisory fee payable                                                   72,241
  Distribution fee payable                                                2,458
  Accrued expenses                                                      175,701
                                                                  -------------
  Total liabilities                                                   4,370,957
                                                                  -------------
NET ASSETS                                                        $  58,479,978
                                                                  =============

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $       4,431
  Additional paid-in capital                                         68,318,120
  Undistributed net investment income                                   325,501
  Accumulated net realized loss on investment and
    foreign currency transactions                                   (17,433,323)
  Net unrealized appreciation of investments and
    foreign currency denominated assets and liabilities               7,265,249
                                                                  -------------
                                                                  $  58,479,978
                                                                  =============
CLASS A SHARES
  Net assets                                                      $  53,383,172
                                                                  =============
  Shares of capital stock outstanding                                 4,042,057
                                                                  =============
  Net asset value per share                                       $       13.21
                                                                  =============
CLASS B SHARES
  Net assets                                                      $   5,096,806
                                                                  =============
  Shares of capital stock outstanding                                   388,471
                                                                  =============
  Net asset value per share                                       $       13.12
                                                                  =============


See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $92,008)            $     723,425
  Interest                                                               15,073
                                                                  -------------
  Total investment income                                               738,498
                                                                  -------------
EXPENSES
  Advisory fee                                                          286,968
  Distribution fee--Class B                                               4,965
  Custodian                                                             121,715
  Administrative                                                         34,500
  Audit and legal                                                        23,750
  Printing                                                                1,040
  Directors' fees                                                           500
  Transfer agency                                                           450
  Miscellaneous                                                           1,774
                                                                  -------------
  Total expenses                                                        475,662
  Less: expenses waived and reimbursed by the Adviser
    (see Note B)                                                        (71,742)
                                                                  -------------
  Net expenses                                                          403,920
                                                                  -------------
  Net investment income                                                 334,578
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on:
    Investment transactions                                           4,802,649
    Foreign currency transactions                                        28,780
  Net change in unrealized appreciation/depreciation of:
    Investments                                                      (4,107,698)
    Foreign currency denominated assets and liabilities                 (10,071)
                                                                  -------------
  Net gain on investment and foreign currency transactions              713,660
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $   1,048,238
                                                                  =============


See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                               SIX MONTHS ENDED     YEAR ENDED
                                                 JUNE 30, 2004     DECEMBER 31,
                                                  (UNAUDITED)          2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $     334,578    $      97,971
  Net realized gain on investment and foreign
    currency transactions                            4,831,429        1,875,251
  Net change in unrealized appreciation/
    depreciation of investments and foreign
    currency denominated assets and liabilities     (4,117,769)      11,999,606
                                                 -------------    -------------
  Net increase in net assets from operations         1,048,238       13,972,828

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                           (146,839)         (65,147)
    Class B                                             (9,710)          (1,610)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                            1,397,524       (4,660,978)
                                                 -------------    -------------
  Total increase                                     2,289,213        9,245,093

NET ASSETS
  Beginning of period                               56,190,765       46,945,672
                                                 -------------    -------------
  End of period (including undistributed net
    investment income of $325,501 and
    $147,472, respectively)                      $  58,479,978    $  56,190,765
                                                 =============    =============


See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein International Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (i.e., companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a Portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $71,742. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2004 amounted to $154,741, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to ..25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                   PURCHASES          SALES
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $  42,603,602    $  41,196,454
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $   7,925,525
Gross unrealized depreciation                                          (665,373)
                                                                  -------------
Net unrealized appreciation                                       $   7,260,152
                                                                  =============


1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2004, the Portfolio had no securities on loan. For the six months ended June 30, 2004, the Portfolio earned fee income of $537 which is included in interest income in the accompanying statement of operations.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:


                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------
CLASS A
Shares sold               329,580     1,549,813    $  4,333,228   $  16,548,722
Shares issued
  in reinvestment
  of dividends             11,243         5,933         146,839          65,146
Shares redeemed          (405,792)   (2,144,595)     (5,350,024)    (22,845,563)
                      -----------   -----------    ------------   -------------
Net decrease              (64,969)     (588,849)   $   (869,957)  $  (6,231,695)
                      ===========   ===========    ============   =============
CLASS B
Shares sold               202,214     2,579,858    $  2,633,639   $  25,688,833
Shares issued
  in reinvestment
  of dividends                748           147          $9,710           1,610
Shares redeemed           (28,453)   (2,413,375)       (375,868)    (24,119,726)
                      -----------   -----------    ------------   -------------
Net increase              174,509       166,630    $  2,267,481   $   1,570,717
                      ===========   ===========    ============   =============


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                  2003             2002
                                             =============    =============
Distributions paid from:
  Ordinary income                            $      66,757    $      26,587
                                             -------------    -------------
Total taxable distributions                         66,757           26,587
                                             -------------    -------------
Total distributions paid                     $      66,757    $      26,587
                                             =============    =============

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $     147,472
Accumulated capital and other losses                            (21,844,051)(a)
Unrealized appreciation/(depreciation)                           10,962,317(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $ (10,734,262)
                                                              =============

(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $21,844,051 of which $1,383,309 will expire in the year 2008, $7,972,319 will expire in the year 2009, $11,004,034 will expire in the year 2010 and $1,484,389 will expire in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's prior year merger with Brinson Series Trust Global Equity Portfolio, may apply.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund;

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004  ---------------------------------------------------------------
                                            (UNAUDITED)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $13.01        $9.90       $11.69       $16.01       $21.78       $16.17

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .08(b)       .02           -0-(b)      .03(b)       .01(b)       .12(b)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                   .16         3.11        (1.78)       (3.55)       (4.01)        6.13
Net increase (decrease) in net asset
  value from operations                          .24         3.13        (1.78)       (3.52)       (4.00)        6.25

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                        (.04)        (.02)        (.01)          -0-        (.03)        (.15)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-        (.78)       (1.74)        (.49)
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-          -0-        (.02)          -0-          -0-
Total dividends and distributions               (.04)        (.02)        (.01)        (.80)       (1.77)        (.64)
Net asset value, end of period                $13.21       $13.01        $9.90       $11.69       $16.01       $21.78

TOTAL RETURN
Total investment return based on net
  asset value (c)                               1.82%       31.59%      (15.28)%     (22.35)%     (19.86)%      40.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $53,383      $53,425      $46,478      $64,036      $78,990      $81,370
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.39%(d)     1.80%        1.36%         .95%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.64%(d)     1.80%        1.66%        1.44%        1.34%        1.36%
  Net investment income                         1.17%(b)(d)   .22%         .04%(b)      .23%(b)      .07%(b)      .69%(b)
Portfolio turnover rate                           73%          96%          70%          56%          57%         111%



See footnote summary on page 15.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           CLASS B
                                                      ----------------------------------------------------
                                                      SIX MONTHS          YEAR ENDED          OCTOBER 26,
                                                         ENDED           DECEMBER 31,         2001(e) TO
                                                    JUNE 30, 2004  ------------------------  DECEMBER 31,
                                                      (UNAUDITED)     2003         2002         2001
                                                      -----------  -----------  -----------  -----------
Net asset value, beginning of period                    $12.93        $9.87       $11.68       $11.31

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                           .07(b)      (.02)        (.03)(b)     (.02)(b)
Net realized and unrealized gain (loss) on
  investment and foreign currency transactions             .15         3.09        (1.78)         .39
Net increase (decrease) in net asset value
  from operations                                          .22         3.07        (1.81)         .37

LESS: DIVIDENDS
Dividends from net investment income                      (.03)        (.01)          -0-          -0-
Net asset value, end of period                          $13.12       $12.93        $9.87       $11.68

TOTAL RETURN
Total investment return based on net asset value (c)      1.67%       31.11%      (15.50)%       3.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $5,097       $2,766         $467         $413
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements             1.63%(d)     2.05%        1.63%        1.20%(d)
  Expenses, before waivers and reimbursements             1.88%(d)     2.05%        1.92%        2.26%(d)
  Net investment income (loss)                            1.09%(b)(d)  (.17)%       (.25)%(b)    (.88)%(b)(d)
Portfolio turnover rate                                     73%          96%          70%          56%



(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.

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


(This page left intentionally blank.)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, WITHOUT CHARGE, UPON REQUEST BY VISITING ALLIANCE CAPITAL'S WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM (CLICK ON INVESTORS, THEN THE "PROXY VOTING POLICIES AND PROCEDURES" LINK ON THE LEFT SIDE OF THE PAGE), OR BY GOING TO THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV, OR BY CALLING ALLIANCE CAPITAL AT (800) 227-4618.

INTERNATIONAL VALUE PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                                    PERCENT OF
COMPANY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Nissan Motor Co., Ltd.                           $  7,382,608           3.7%
-------------------------------------------------------------------------------
Canon, Inc.                                         6,639,784           3.3
-------------------------------------------------------------------------------
Arcelor                                             6,528,320           3.3
-------------------------------------------------------------------------------
GlaxoSmithKline Plc                                 6,053,382           3.0
-------------------------------------------------------------------------------
Continental AG                                      5,494,549           2.7
-------------------------------------------------------------------------------
Assurance Generales de France                       5,363,984           2.7
-------------------------------------------------------------------------------
Honda Motor Co., Ltd.                               5,177,327           2.6
-------------------------------------------------------------------------------
POSCO                                               4,977,412           2.5
-------------------------------------------------------------------------------
BP p.l.c.                                           4,619,885           2.3
-------------------------------------------------------------------------------
Bank of Nova Scotia                                 4,586,349           2.3
                                                 ------------          ----
-------------------------------------------------------------------------------
                                                 $ 56,823,600          28.4%
-------------------------------------------------------------------------------


SECTOR DIVERSIFICATION
June 30, 2004 (unaudited)

                                                                    PERCENT OF
SECTOR                                           U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Finance                                          $ 55,593,098          27.8%
-------------------------------------------------------------------------------
Industrial Commodities                             30,484,999          15.2
-------------------------------------------------------------------------------
Capital Equipment                                  27,906,111          13.9
-------------------------------------------------------------------------------
Energy                                             21,882,477          10.9
-------------------------------------------------------------------------------
Construction                                       15,165,606           7.6
-------------------------------------------------------------------------------
Technology                                         14,634,619           7.3
-------------------------------------------------------------------------------
Medical                                             9,556,259           4.8
-------------------------------------------------------------------------------
Telecommunications                                  7,922,042           4.0
-------------------------------------------------------------------------------
Consumer Staples                                    5,003,752           2.5
-------------------------------------------------------------------------------
Consumer Cyclical                                   4,157,784           2.1
-------------------------------------------------------------------------------
Transportation                                        860,981           0.4
                                                 ------------          ----
-------------------------------------------------------------------------------
Total Investments*                                193,167,728          96.5
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities            7,020,304           3.5
                                                 ------------          ----
-------------------------------------------------------------------------------
Net Assets                                       $200,188,032         100.0%
-------------------------------------------------------------------------------


*  Excludes short-term obligations.

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-96.5%
AUSTRALIA-0.3%
Qantas Airways Ltd.                                   272,900     $     669,161
                                                                  -------------
BELGIUM-1.7%
Delhaize Group                                         65,089         3,329,958
                                                                  -------------
BRAZIL-2.1%
Petroleo Brasilerio, SA (ADR)                         120,000         3,024,000
Votorantim Celulose e Papel, SA                        35,300         1,122,540
                                                                  -------------
                                                                      4,146,540
                                                                  -------------
CANADA-7.3%
Alcan Inc.                                             95,300         3,923,595
Bank of Nova Scotia                                   171,668         4,586,349
Magna International, Inc. Cl.A                         23,550         1,995,888
Manulife Financial Corp.                              104,000         4,192,579
                                                                  -------------
                                                                     14,698,411
                                                                  -------------
FRANCE-14.3%
Arcelor                                               388,800         6,528,320
Assurance Generales de France (a)                      88,300         5,363,984
Aventis, SA                                            46,400         3,502,877
BNP Paribas, SA                                        36,200         2,226,358
Compagnie de Saint Gobain                              43,200         2,153,351
Credit Agricole, SA                                   113,000         2,749,626
France Telecom, SA                                     45,672         1,190,240
PSA Peugeot Citroen                                    35,950         2,001,912
Societe Generale                                       33,720         2,865,624
                                                                  -------------
                                                                     28,582,292
                                                                  -------------
GERMANY-8.2%
AMB Generali Holding AG                                19,250         1,427,010
Continental AG                                        113,900         5,494,549
Depfa Bank Plc                                        151,300         2,190,539
Hannover Rueckversicherungs AG                         43,550         1,459,738
Heidelberger Zement AG                                 38,650         1,911,504
MAN AG                                                 47,600         1,743,165
Volkswagen AG                                          51,900         2,191,099
                                                                  -------------
                                                                     16,417,604
                                                                  -------------
HUNGARY-1.2%
MOL Magyar Olaj-es Gazipari Rt. (GDR)                  61,850         2,462,063
                                                                  -------------
ISRAEL-1.0%
Bank Hapoalim Ltd.                                    715,700         1,903,339
                                                                  -------------
ITALY-2.3%
Eni S.p.A.                                            230,300         4,572,769
                                                                  -------------
JAPAN-19.2%
Aiful Corp.                                            21,650         2,259,941
Canon, Inc.                                           126,000         6,639,784
Honda Motor Co., Ltd.                                 107,400         5,177,327
JFE Holdings, Inc.                                    131,300         3,218,874
Nippon Meat Packer, Inc.                              119,000         1,465,756
Nissan Motor Co., Ltd.                                664,100         7,382,608
Promise Co., Ltd.                                      53,450         3,566,109
Sumitomo Mitsui Financial Group, Inc.                     660         4,524,401
UFJ Holdings, Inc. (a)                                    936         4,134,647
                                                                  -------------
                                                                     38,369,447
KOREA-5.2%
Hyundai Motor Co., Ltd.                                49,900         1,919,563
Kookmin Bank (a)                                       59,000         1,833,059
POSCO                                                  38,600         4,977,412
Shinhan Financial Group Co., Ltd.                     115,600         1,680,727
                                                                  -------------
                                                                     10,410,761
                                                                  -------------
MEXICO-1.3%
Cemex SA de CV (ADR)                                   92,406         2,689,015
                                                                  -------------
NETHERLANDS-1.2%
DSM NV                                                 49,700         2,438,652
                                                                  -------------
PEOPLES REPUBLIC OF CHINA-0.9%
China Petroleum Chemical Corp. (Sinopec)            5,112,000         1,867,894
                                                                  -------------
SINGAPORE-3.0%
Flextronics International Ltd. (a)                    111,400         1,776,830
Singapore Airlines Ltd.                                29,500           191,820
Singapore Telecommunications Ltd.                   3,151,000         4,116,085
                                                                  -------------
                                                                      6,084,735
                                                                  -------------
SPAIN-2.9%
ACS, Actividades de Construccion y
  Servicios, SA                                       114,717         1,933,048
Repsol YPF, SA                                        172,100         3,768,934
                                                                  -------------
                                                                      5,701,982
                                                                  -------------
SWEDEN-1.9%
Svenska Cellulosa AB Cl.B                             101,800         3,864,993
                                                                  -------------
SWITZERLAND-1.8%
Credit Suisse Group                                   103,200         3,666,880
                                                                  -------------
TAIWAN-3.1%
Compal Electronics, Inc. (GDR) (a)                    699,779         3,796,371
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)    291,412         2,421,634
                                                                  -------------
                                                                      6,218,005
                                                                  -------------
THAILAND-0.8%
PTT Public Co., Ltd.                                  416,000         1,566,932
                                                                  -------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                     PRINCIPAL
                                                      AMOUNT
COMPANY                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
UNITED KINGDOM-16.8%
Aviva Plc                                             361,800     $   3,736,627
BP Plc                                                523,100         4,619,885
George Wimpey Plc                                     166,800         1,116,195
GlaxoSmithKline Plc                                   299,100         6,053,382
InterContinental Hotels Group Plc                     126,864         1,340,145
Persimmon Plc                                          79,131           906,946
RMC Group Plc                                         304,900         3,359,087
Royal & Sun Alliance Insurance Group Plc              819,150         1,225,561
Taylor Woodrow Plc                                    234,800         1,096,460
Vodafone Group Plc                                  1,194,500         2,615,717
Whitbread Plc                                         188,900         2,817,639
William Morrison Supermarkets Plc                      49,500           208,038
Xstrata Plc                                           330,000         4,410,613
                                                                  -------------
                                                                     33,506,295
                                                                  -------------
Total Common Stocks
  (cost $161,059,772)                                               193,167,728
                                                                  -------------
SHORT-TERM INVESTMENT-2.5%
TIME DEPOSIT-2.5%
The Bank of New York
  0.563%, 7/01/04
  (cost $5,080,000)                                    $5,080         5,080,000
                                                                  -------------
TOTAL INVESTMENTS-99.0%
  (cost $166,139,772)                                               198,247,728
Other assets less liabilities-1.0%                                    1,940,304
                                                                  -------------
NET ASSETS-100%                                                   $ 200,188,032
                                                                  =============


FINANCIAL FUTURES CONTRACTS PURCHASED (SEE NOTE D)

                                                       VALUE AT
                NUMBER OF   EXPIRATION    ORIGINAL     JUNE 30,    UNREALIZED
     TYPE       CONTRACTS      MONTH        VALUE        2004     APPRECIATION
-------------------------------------------------------------------------------
EURO STOXX 50      125       SEP 2004    $4,182,642   $4,284,124    $101,482
TOPIX INDEX FUT     4        Sep 2004       427,285      436,420       9,135
                                                                    --------
                                                                    $110,617
                                                                    ========


(a)  Non-income producing security.

Glossary of Terms:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

See Notes to Financial Statements.

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $166,139,772)      $ 198,247,728
  Cash                                                                13,800
  Foreign cash, at value (cost $2,192,899)                         2,210,140(a)
  Dividends and interest receivable                                  545,583
  Receivable for foreign currency contracts                          219,951
                                                               -------------
  Total assets                                                   201,237,202
                                                               -------------
LIABILITIES
  Payable for investment securities purchased                        544,751
  Foreign capital gain tax payable                                   236,923
  Advisory fee payable                                                81,317
  Distribution fee payable                                            31,529
  Payable for variation margin on futures contracts                    1,976
  Accrued expenses                                                   152,674
                                                               -------------
  Total liabilities                                                1,049,170
                                                               -------------
NET ASSETS                                                     $ 200,188,032
                                                               =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                        $      14,440
  Additional paid-in capital                                     162,831,347
  Undistributed net investment income                              1,896,396
  Accumulated net realized gain on investment and foreign
    currency transactions                                          3,191,445
  Net unrealized appreciation of investments and
    foreign currency denominated assets and liabilities           32,254,404
                                                               -------------
                                                               $ 200,188,032
                                                               =============
CLASS A SHARES
  Net assets                                                   $  35,639,197
                                                               =============
  Shares of capital stock outstanding                              2,561,465
                                                               =============
  Net asset value per share                                    $       13.91
                                                               =============
CLASS B SHARES
  Net Assets                                                   $ 164,548,835
                                                               =============
  Shares of capital stock outstanding                             11,878,589
                                                               =============
  Net asset value per share                                    $       13.85
                                                               =============


(a) An amount of U.S. $12,727 has been segregated as collateral for the financial futures contracts outstanding at June 30, 2004.

See Notes to Financial Statements.

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
 Dividends (net of foreign taxes withheld of $432,732)            $   2,913,241
 Interest                                                                11,124
                                                                  -------------
 Total investment income                                              2,924,365
                                                                  -------------
EXPENSES
 Advisory fee                                                           863,968
 Distribution fee--Class B                                              173,141
 Custodian                                                              147,384
 Administrative                                                          34,500
 Audit and legal                                                         23,750
 Printing                                                                 5,160
 Directors' fees                                                            500
 Transfer agency                                                            450
 Miscellaneous                                                            2,688
                                                                  -------------
 Total expenses                                                       1,251,541
 Less: expenses waived and reimbursed by the Adviser
   (see Note B)                                                        (250,492)
                                                                  -------------
 Net expenses                                                         1,001,049
                                                                  -------------
 Net investment income                                                1,923,316
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
 Net realized gain (loss) on:
   Investment transactions                                            4,037,784
   Futures                                                              438,395
   Foreign currency transactions                                       (251,022)
 Net change in unrealized appreciation/depreciation of:
   Investments                                                          257,355
   Futures                                                               (5,686)
   Foreign currency denominated assets and liabilities                  210,303
                                                                  -------------
 Net gain on investment and foreign currency transactions             4,687,129
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $   6,610,445
                                                                  =============


See Notes to Financial Statements.

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                               SIX MONTHS ENDED    YEAR ENDED
                                                 JUNE 30, 2004     DECEMBER 31,
                                                  (UNAUDITED)          2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $   1,923,316    $     680,489
  Net realized gain on investment and
    foreign currency transactions                    4,225,157           10,435
  Net change in unrealized appreciation/
    depreciation of investments and foreign
    currency denominated assets and liabilities        461,972       33,356,129
                                                 -------------    -------------
  Net increase in net assets from operations         6,610,445       34,047,053

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                                           (191,011)         (88,130)
    Class B                                           (705,496)        (155,555)
  Net realized gain on investment transactions
    Class A                                            (78,951)              -0-
    Class B                                           (352,749)              -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                      50,942,100       69,636,068
                                                 -------------    -------------
  Total increase                                    56,224,338      103,439,436

NET ASSETS
  Beginning of period                              143,963,694       40,524,258
                                                 -------------    -------------
  End of period (including undistributed
    net investment income of $1,896,396 and
    $869,587, respectively)                      $ 200,188,032    $ 143,963,694
                                                 =============    =============


See Notes to Financial Statements.

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein International Value Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Portfolio commenced operations on May 10, 2001. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annualized rate of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

On May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the average daily net assets for Class A and Class B shares, respectively. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2004, the Portfolio received no such waivers/reimbursements.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $215,992. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Pursuant to the terms of the investment advisory agreement, the Portfolio has agreed to reimburse the Adviser for the cost of providing the Portfolio with certain legal and accounting services. Because of the Adviser's agreement to limit total operating expenses as described above, the Adviser waived reimbursement for such services in the amount of $34,500 for the six months ended June 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2004, amounted to $225,798, of which $21,453 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                   PURCHASES          SALES
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $  76,632,188    $  23,925,203
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $  33,583,020
Gross unrealized depreciation                                        (1,475,064)
                                                                  -------------
Net unrealized appreciation                                       $  32,107,956
                                                                  =============


1. FINANCIAL FUTURES CONTRACTS

The Portfolio may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Portfolio bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


At the time the Portfolio enters into a futures contract, the Portfolio deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

3. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE E: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------
CLASS A
Shares sold               363,162     1,698,934    $  5,031,162   $  17,079,554
Shares issued
  in reinvestment
  of dividends and
  distributions            19,619         8,034         269,962          88,130
Shares redeemed          (173,061)     (894,222)     (2,379,499)     (9,125,866)
                      -----------   -----------    ------------   -------------
Net increase              209,720       812,746    $  2,921,625   $   8,041,818
                      ===========   ===========    ============   =============
CLASS B
Shares sold             3,723,058    10,300,772    $ 51,267,655   $ 109,827,156
Shares issued
  in reinvestment
  of dividends and
  distributions            77,188        14,219       1,058,244         155,555
Shares redeemed          (309,044)   (4,729,080)     (4,305,424)    (48,388,461)
                      -----------   -----------    ------------   -------------
Net increase            3,491,202     5,585,911    $ 48,020,475   $  61,594,250
                      ===========   ===========    ============   =============


NOTE F: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

NOTE H: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                 2003             2002
                                             =============    =============
Distributions paid from:
  Ordinary income                            $     243,685    $      24,197
                                             -------------    -------------
Total distributions paid                     $     243,685    $      24,197
                                             =============    =============

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                  $  1,268,461
Accumulated capital and other losses                               (960,036)(a)
Unrealized appreciation/(depreciation)                           31,751,582(b)
                                                               ------------
Total accumulated earnings/(deficit)                           $ 32,060,007
                                                               ============


(a) During the year ended December 31, 2003, the Portfolio utilized capital loss carryforwards of $164,056. Net capital losses and net foreign currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's net taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004, post October capital losses of $960,036.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE I: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds including the Fund,

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

INTERNATIONAL VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 CLASS A
                                            --------------------------------------------------
                                            SIX MONTHS
                                               ENDED      YEAR ENDED DECEMBER 31,  MAY 10, 2001(a)
                                           JUNE 30, 2004 ------------------------       TO
                                            (UNAUDITED)     2003         2002     DECEMBER 31, 2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $13.45        $9.35        $9.87       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .16          .13          .13          .04
Net realized and unrealized gain (loss) on
  investment and foreign currency
  transactions                                   .41         4.01         (.64)        (.17)
Net increase (decrease) in net asset value
  from operations                                .57         4.14         (.51)        (.13)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.08)        (.04)        (.01)          -0-
Distributions from net realized gain
  on investment transactions                    (.03)          -0-          -0-          -0-
Total dividends and distributions               (.11)        (.04)        (.01)          -0-
Net asset value, end of period                $13.91       $13.45        $9.35        $9.87

TOTAL RETURN
Total investment return based on
  net asset value (d)                           4.22%       44.36%       (5.15)%      (1.30)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $35,639      $31,628      $14,391       $3,913
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .96%(e)     1.20%        1.17%         .95%(e)
  Expenses, before waivers and
    reimbursements                              1.25%(e)     1.49%        2.20%        8.41%(e)
  Net investment income (c)                     2.36%(e)     1.16%        1.30%         .59%(e)
Portfolio turnover rate                           15%          14%          19%          22%



See footnote summary on page 15.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 CLASS B
                                            --------------------------------------------------
                                            SIX MONTHS
                                               ENDED      YEAR ENDED DECEMBER 31,  AUGUST 15, 2001(f)
                                          JUNE 30, 2004  ------------------------         TO
                                            (UNAUDITED)      2003         2002     DECEMBER 31, 2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $13.39        $9.33        $9.87       $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .15          .08          .08          .01
Net realized and unrealized gain (loss) on
  investment and foreign currency
  transactions                                   .40         4.01         (.61)        (.39)
Net increase (decrease) in net asset value
  from operations                                .55         4.09         (.53)        (.38)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.06)        (.03)        (.01)          -0-
Distributions from net realized gain
  on investment transactions                    (.03)          -0-          -0-          -0-
Total dividends and distributions               (.09)        (.03)        (.01)          -0-
Net asset value, end of period                $13.85       $13.39        $9.33        $9.87

TOTAL RETURN
Total investment return based on
  net asset value (d)                           4.14%       43.95%       (5.36)%      (3.71)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $164,549     $112,336      $26,133       $1,828
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.21%(e)     1.45%        1.44%        1.20%(e)
  Expenses, before waivers and
    reimbursements                              1.50%(e)     1.74%        2.47%        9.31%(e)
  Net investment income (c)                     2.19%(e)      .38%         .86%         .17%(e)
Portfolio turnover rate                           15%          14%          19%          22%



(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN MONEY MARKET PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, WITHOUT CHARGE, UPON REQUEST BY VISITING ALLIANCE CAPITAL'S WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM (CLICK ON INVESTORS, THEN THE "PROXY VOTING POLICIES AND PROCEDURES" LINK ON THE LEFT SIDE OF THE PAGE), OR BY GOING TO THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV, OR BY CALLING ALLIANCE CAPITAL AT (800) 227-4618.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                    PRINCIPAL
                                                       AMOUNT
COMPANY                                                  (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT
  AND GOVERNMENT
  SPONSORED AGENCY
  OBLIGATIONS-14.7%
Federal Home Loan Bank
  1.21%, 9/27/04                                     $ 10,000     $   9,999,034
Federal Home Loan Mortgage
  Corp.
  1.07%, 7/13/04                                        1,500         1,499,465
  1.17%, 8/20/04                                        1,000         1,000,000
  1.22%, 8/20/04                                        1,000           998,306
  1.25%, 8/19/04                                          750           748,724
Federal National Mortgage
  Association
  1.22%, 8/18/04                                          600           599,024
  1.28%, 8/10/04                                          300           299,573
                                                                  -------------
Total U.S. Government and
  Government Sponsored
  Agency Obligations
  (amortized cost
  $15,144,126)                                                       15,144,126
                                                                  -------------
CORPORATE OBLIGATIONS-1.2%
Chase Bank USA FRN
  1.05%, 5/11/05                                                      1,300,000
                                                                  -------------
Total Corporate Obligations
  (amortized cost
  $1,300,000)                                                         1,300,000
                                                                  -------------
COMMERCIAL PAPER-81.0%
Abbey National North America
  LLC
  1.41%, 8/31/04                                        1,500         1,496,416
Amstel Funding
  1.30%, 9/14/04                                        1,600         1,595,667
BNP Paribas
  1.26%, 9/14/04                                        1,500         1,496,078
Banque Caisse d'Epargne l'Etat
  1.12%, 12/02/04                                       3,000         2,985,627
Barton Capital
  1.06%, 7/19/04                                        1,500         1,499,205
Beta Finance, Inc.
  1.35%, 9/03/04                                        4,000         3,990,400
Cafco LLC
  1.08%, 7/19/04                                        2,500         2,498,650
CDC CP
  1.20%, 8/17/04                                        1,400         1,397,807
CXC, Inc.
  1.06%, 9/14/04                                        1,400         1,396,908
Caisse Nationale Des Caisses
  1.16%, 8/11/04                                        1,500         1,498,018
Chevrontexaco
  1.20%, 7/27/04                                        1,500         1,498,700
Citigroup Global Market
  1.06%, 7/6/04                                         2,000         1,999,706
DNB Nor Bank ASA
  1.19%, 8/20/04                                        1,500         1,497,521
Depfa Bank Europe Plc
  1.10%, 8/4/04                                         1,300         1,298,649
Dexia Delaware LLC
  1.30%, 7/29/04                                        1,700         1,698,288
Falcon Asset Securitization
  1.45%, 9/15/04                                        1,500         1,495,408
Gemini Securitization
  1.08%, 7/12/04                                        1,500         1,499,505
General Electric Capital Corp.
  1.28%, 9/03/04                                        1,000           997,725
  1.33%, 9/07/04                                        1,500         1,496,232
Giro Balanced Funding Corp.
  1.25%, 8/11/04                                        1,000           998,576
  1.47%, 9/17/04                                        2,000         1,993,630
Treasury Service(Hali-Bkscot)
  1.47%, 9/14/04                                        4,000         3,987,750
HSBC (Hong Kong)
  1.08%, 8/09/04                                        2,000         1,997,660
JP Morgan Chase Bankers
  Acceptance
  1.48%, 9/13/04                                          680           677,931
KFW International Finance
  1.17%, 8/17/04                                        2,000         1,996,945
K2 Corporation Cp Disc.
  1.15%, 8/09/04                                        4,700         4,694,145
Kitty Hawk Funding
  1.18%, 7/12/04                                        1,000           999,639
Landesbank Baden-wurt
  1.25%, 9/08/04                                        1,000           997,604
Morgan Stanley Dean Witter
  1.25%, 7/27/04                                        1,500         1,498,646
NBNZ International London
  1.10%, 8/3/04                                         1,000           998,996
Natexis Banques Populare
  1.11%, 9/02/04                                        1,300         1,297,475
Nordea North America
  1.08%, 7/15/04                                        2,900         2,898,782
  1.09%, 7/30/04                                        1,300         1,298,859
  1.37%, 9/09/04                                        1,000           997,336
Northern Rock Plc
  1.34%, 9/08/04                                        1,300         1,296,661
Prudential Plc
  1.17%, 8/18/04                                        4,700         4,692,668
San Paolo US Financial
  1.31%, 8/23/04                                        1,350         1,347,396
Sheffield Receivables
  1.09%, 7/06/04                                        2,000         1,999,697
Sigma Finance, Inc.
  1.14%, 10/04/04                                       1,000           996,992
  1.25%, 08/11/04                                       2,500         2,496,441
  1.44%, 11/16/04                                       1,000           994,480
Svenska Handelsbanken, Inc.
  1.08%, 7/28/04                                        1,500         1,498,785

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________



                                                    PRINCIPAL
                                                       AMOUNT
COMPANY                                                  (000)     U.S. $ VALUE
-------------------------------------------------------------------------------
Swedbank
  1.20%, 7/23/04                                      $ 1,500     $   1,498,900
Ticonderoga Funding LLC
  1.27%, 8/25/04                                        3,500         3,493,209
Unicredit Del, Inc.
  1.48%, 9/14/04                                        1,000           996,917
Verizon Network Funding
  1.20%, 07/19/04                                       1,500         1,499,100
                                                                  -------------
Total Comercial Paper
  (amortized cost
  $83,481,730)                                                       83,481,730
                                                                  -------------
CERTIFICATES OF
  DEPOSIT-3.5%
Credit Suisse First Boston
  1.365%, 9/9/04                                        1,000         1,000,000
Washington Mutual
  1.25%, 7/22/04                                        1,500         1,500,000
Westdeutsche Landesbank
  1.15%, 12/27/04                                       1,100         1,100,000
                                                                  -------------
Total Certificates of Deposit
  (amortized cost
  $3,600,000)                                                         3,600,000
                                                                  -------------
TOTAL INVESTMENTS-100.4%
  (cost $103,525,856)                                               103,525,856
Other assets less
  liabilities-(0.4%)                                                   (450,470)
                                                                  -------------
NET ASSETS-100%                                                   $ 103,075,386
                                                                  =============


Glossary:

FRN - Floating Rate Note

See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $103,525,856)         $ 103,525,856
  Interest receivable                                                    11,720
                                                                  -------------
  Total assets                                                      103,537,576
                                                                  -------------
LIABILITIES
  Due to custodian                                                      337,678
  Advisory fee payable                                                   38,378
  Dividends payable                                                      36,086
  Distribution fee payable                                               10,384
  Accrued expenses                                                       39,664
                                                                  -------------
  Total liabilities                                                     462,190
                                                                  -------------
NET ASSETS                                                        $ 103,075,386
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $     103,076
  Additional paid-in capital                                        102,972,310
                                                                  -------------
                                                                  $ 103,075,386
                                                                  =============
CLASS A SHARES
  Net assets                                                      $  52,250,460
                                                                  =============
  Shares of capital stock outstanding                                52,248,817
                                                                  =============
  Net asset value per share                                       $        1.00
                                                                  =============
CLASS B SHARES
  Net assets                                                      $  50,824,926
                                                                  =============
  Shares of capital stock outstanding                                50,826,900
                                                                  =============
  Net asset value per share                                       $        1.00
                                                                  =============


See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                          $   538,372
                                                                    -----------
EXPENSES
  Advisory fee                                                          240,834
  Distribution fee--Class B                                              55,431
  Administrative                                                         34,500
  Custodian                                                              32,520
  Audit                                                                  18,750
  Legal                                                                   5,000
  Printing                                                                  560
  Directors' fees                                                           500
  Transfer agency                                                           450
  Miscellaneous                                                           2,851
                                                                    -----------
  Total expenses                                                        391,396
  Less: expenses waived and reimbursed by the Adviser (see Note B)      (24,083)
                                                                    -----------
  Net expenses                                                          367,313
                                                                    -----------
  Net investment income                                                 171,059
                                                                    -----------
REALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                               18
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   171,077
                                                                    ===========


See Notes to Financial Statements.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED     YEAR ENDED
                                                 JUNE 30, 2004     DECEMBER 31,
                                                  (UNAUDITED)          2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $     171,059    $     570,205
    Net realized gain on investment
      transactions                                            18            324
                                                 -------------    -------------
  Net increase in net assets from operations           171,077          570,529

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                           (121,970)        (411,077)
    Class B                                            (49,359)        (159,585)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                              283,067      (46,739,540)
                                                 -------------    -------------
  Total increase (decrease)                            282,815      (46,739,673)

NET ASSETS
  Beginning of period                              102,792,571      149,532,244
                                                 -------------    -------------
  End of period                                  $ 103,075,386    $ 102,792,571
                                                 =============    =============


See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Money Market Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

Securities in which the Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. TAXES

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

4. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

5. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares dividends daily from net investment income. The dividends are paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of .50% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six month ended June 30, 2004, such waiver amounted to $24,083. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE E: CAPITAL STOCK

There are 2,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 1,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------

CLASS A
Shares sold            18,024,028    36,286,688    $ 18,024,028   $  36,286,688
Shares issued in
  reinvestment of
  dividends                98,867       475,045          98,867         475,045
Shares redeemed       (20,719,272)  (79,130,806)    (20,719,272)    (79,130,807)
                      -----------   -----------    ------------   -------------
Net decrease           (2,596,377)  (42,369,073)   $ (2,596,377)  $ (42,369,074)
                      ===========   ===========    ============   =============
CLASS B
Shares sold            26,983,792   102,776,644    $ 26,983,792   $ 102,776,644
Shares issued in
  reinvestment of
  dividends                36,958       180,806          36,958         180,806
Shares redeemed       (24,141,306) (107,327,917)    (24,141,306)   (107,327,916)
                      -----------   -----------    ------------   -------------
Net increase
  (decrease)            2,879,444    (4,370,467)   $  2,879,444   $  (4,370,466)
                      ===========   ===========    ============   =============



NOTE F: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G: DISTRIBUTIONS TO SHAREHOLDERS

The tax character or distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                   2003            2002
                                              =============   =============
Distributions paid from:
  Ordinary income                             $     570,662   $   1,681,405
                                              -------------   -------------
Total distributions paid                      $     570,662   $   1,681,405
                                              =============   =============


As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                          $252
Accumulated capital and other losses                                     -0-(a)
                                                              -------------
Total accumulated earnings/(deficit)                                   $252
                                                              =============

(a) During the fiscal year 2003, the Portfolio utilized capital loss carryforwards of $72.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE H: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             CLASS A
                                            ----------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                       YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2004 ---------------------------------------------------------------
                                            (UNAUDITED)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             -0-(a)(b)   .01          .01          .04          .06          .05

LESS: DIVIDENDS
Dividends from net investment income              -0-(b)     (.01)        (.01)        (.04)        (.06)        (.05)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                                .24%         .53%        1.10%        3.57%        5.91%        4.69%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $52,250      $54,847      $97,216     $128,700     $146,270     $134,467
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .65%(d)      .66%         .68%         .63%         .67%         .64%
  Expenses, before waivers and
    reimbursements                               .70%(d)      .66%         .68%         .63%         .67%         .64%
  Net investment income                          .47%(a)(d)   .55%        1.10%        3.55%        5.73%        4.59%



See footnote summary on page 12.

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             CLASS B
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS                                                         JUNE 16,
                                               ENDED                    YEAR ENDED DECEMBER 31,                1999(e) TO
                                           JUNE 30, 2004 --------------------------------------------------   DECEMBER 31,
                                            (UNAUDITED)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             -0-(a)(b)    -0-(b)      .01          .03          .05          .02

LESS: DIVIDENDS
Dividends from net investment income              -0-(b)       -0-(b)     (.01)        (.03)        (.05)        (.02)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                                .11%         .28%         .85%        3.32%        5.65%        2.52%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $50,825      $47,946      $52,316      $49,161       $9,758       $1,163
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .90%(d)      .91%         .93%         .90%         .95%         .89%(d)
  Expenses, before waivers and
    reimbursements                               .95%(d)      .91%         .93%         .90%         .95%         .89%(d)
  Net investment income                          .22%(a)(d)   .29%         .85%        2.60%        5.64%        4.71%(d)



(a)  Net of expenses reimbursed or waived by the Adviser.

(b)  Amount is less than $.01 per share.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, WITHOUT CHARGE, UPON REQUEST BY VISITING ALLIANCE CAPITAL'S WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM (CLICK ON INVESTORS, THEN THE "PROXY VOTING POLICIES AND PROCEDURES" LINK ON THE LEFT SIDE OF THE PAGE), OR BY GOING TO THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV, OR BY CALLING ALLIANCE CAPITAL AT (800) 227-4618.

PREMIER GROWTH PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                                    PERCENT OF
COMPANY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Yahoo!, Inc.                                     $ 64,968,939           5.0%
-------------------------------------------------------------------------------
Dell, Inc.                                         62,409,186           4.8
-------------------------------------------------------------------------------
Intel Corp.                                        58,892,880           4.5
-------------------------------------------------------------------------------
American International Group, Inc.                 51,770,094           3.9
-------------------------------------------------------------------------------
Lowe's Cos., Inc.                                  49,985,560           3.8
-------------------------------------------------------------------------------
eBay, Inc.                                         49,965,630           3.8
-------------------------------------------------------------------------------
UnitedHealth Group, Inc.                           44,141,475           3.4
-------------------------------------------------------------------------------
Pfizer, Inc.                                       43,031,684           3.3
-------------------------------------------------------------------------------
Electronic Arts, Inc.                              42,663,555           3.3
-------------------------------------------------------------------------------
Cisco Systems, Inc.                                39,908,430           3.0
                                                 ------------          ----
-------------------------------------------------------------------------------
                                                 $507,737,433          38.8%
-------------------------------------------------------------------------------

PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund

_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-99.4%
TECHNOLOGY-34.1%
COMMUNICATION EQUIPMENT-7.4%
Cisco Systems, Inc. (a)                             1,683,900    $   39,908,430
Corning, Inc. (a)                                   1,269,700        16,582,282
Juniper Networks, Inc. (a)                          1,277,300        31,383,261
Motorola, Inc.                                         58,300         1,063,975
QUALCOMM, Inc.                                        113,700         8,297,826
                                                                 --------------
                                                                     97,235,774
                                                                 --------------
COMPUTER HARDWARE/STORAGE-6.5%
Dell, Inc. (a)                                      1,742,300        62,409,186
EMC Corp. (a)                                       1,952,200        22,255,080
                                                                 --------------
                                                                     84,664,266
                                                                 --------------
SEMI-CONDUCTOR CAPITAL EQUIPMENT-1.0%
Applied Materials, Inc. (a)                           628,200        12,325,284
                                                                 --------------
SEMI-CONDUCTOR COMPONENTS-10.2%
Broadcom Corp. Cl. A (a)                              540,100        25,260,477
Intel Corp.                                         2,133,800        58,892,880
Marvell Technology Group Ltd. (Bermuda) (a)           775,200        20,697,840
Maxim Integrated Products, Inc.                       146,000         7,653,320
Taiwan Semiconductor Manufacturing Co., Ltd.
  (ADR) (Taiwan) (a)                                2,301,126        19,122,357
Texas Instruments, Inc.                                91,300         2,207,634
                                                                 --------------
                                                                    133,834,508
                                                                 --------------
SOFTWARE-9.0%
Electronic Arts, Inc. (a)                             782,100        42,663,555
Intuit, Inc. (a)                                      352,100        13,584,018
Microsoft Corp.                                     1,113,800        31,810,128
Symantec Corp. (a)                                    672,000        29,420,160
                                                                 --------------
                                                                    117,477,861
                                                                 --------------
                                                                    445,537,693
                                                                 --------------
CONSUMER SERVICES-23.4%
BROADCASTING & CABLE-3.0%
The E.W. Scripps Co. Cl. A                            181,200        19,026,000
Univision Communications, Inc. Cl.A (a)               324,510        10,361,604
Viacom, Inc. Cl. B                                    263,600         9,415,792
                                                                 --------------
                                                                     38,803,396
                                                                 --------------
ENTERTAINMENT & LEISURE-1.1%
Carnival Corp. (Panama)                               296,800        13,949,600
                                                                 --------------
PRINTING & PUBLISHING-0.2%
Gannett Co., Inc.                                      35,900         3,046,115
                                                                 --------------
RESTAURANTS & LODGING-0.3%
Starbucks Corp.  (a)                                  104,100         4,526,268
                                                                 --------------
RETAIL - GENERAL MERCHANDISE-13.8%
Amazon.com, Inc. (a)                                  274,000        14,905,600
Bed Bath & Beyond, Inc. (a)                           761,900        29,295,055
eBay, Inc. (a)                                        543,400        49,965,630
Lowe's Cos., Inc.                                     951,200        49,985,560
Target Corp.                                          367,700        15,616,219
Wal-Mart Stores, Inc.                                 405,100        21,373,076
                                                                 --------------
                                                                    181,141,140
                                                                 --------------
MISCELLANEOUS-5.0%
Yahoo!, Inc. (a)                                    1,788,300        64,968,939
                                                                 --------------
                                                                    306,435,458
                                                                 --------------
HEALTHCARE-20.4%
BIOTECHNOLOGY-3.3%
Amgen, Inc. (a)                                       604,300        32,976,651
Cephalon, Inc. (a)                                    185,900        10,038,600
                                                                 --------------
                                                                     43,015,251
                                                                 --------------
DRUGS-6.9%
Forest Laboratories, Inc. (a)                         490,400        27,771,352
Pfizer, Inc.                                        1,255,300        43,031,684
Teva Pharmaceutical Industries
  Ltd. (ADR) (Israel)                                 286,600        19,285,314
                                                                 --------------
                                                                     90,088,350
                                                                 --------------
MEDICAL PRODUCTS-4.5%
Alcon, Inc. (Switzerland)                             189,000        14,864,850
Boston Scientific Corp. (a)                           508,300        21,755,240
St. Jude Medical, Inc. (a)                            297,800        22,528,570
                                                                 --------------
                                                                     59,148,660
                                                                 --------------
MEDICAL SERVICES-5.7%
UnitedHealth Group, Inc.                              709,100        44,141,475
WellPoint Health Networks, Inc. (a)                   271,100        30,365,911
                                                                 --------------
                                                                     74,507,386
                                                                 --------------
                                                                    266,759,647
                                                                 --------------
FINANCE-14.9%
BANKING - MONEY CENTER-1.8%
JP Morgan Chase & Co.                                 624,600        24,215,742
                                                                 --------------
BROKERAGE & MONEY MANAGEMENT-1.8%
Merrill Lynch & Co., Inc.                             442,300        23,875,354
                                                                 --------------
INSURANCE-6.1%
American International Group, Inc.                    726,292        51,770,094
Progressive Corp.                                     327,400        27,927,220
                                                                 --------------
                                                                     79,697,314
                                                                 --------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT
COMPANY                                               (000)        U.S. $ VALUE
-------------------------------------------------------------------------------
MISCELLANEOUS-5.2%
Citigroup, Inc.                                       690,700    $   32,117,550
MBNA Corp.                                          1,371,600        35,373,564
                                                                 --------------
                                                                     67,491,114
                                                                 --------------
                                                                    195,279,524
                                                                 --------------
CAPITAL GOODS-3.0%
MISCELLANEOUS-3.0%
General Electric Co.                                1,196,700        38,773,080
                                                                 --------------
CONSUMER STAPLES-2.6%
COSMETICS-1.5%
Avon Products, Inc.                                   429,000        19,794,060
                                                                 --------------
HOUSEHOLD PRODUCTS-1.1%
The Procter & Gamble Co.                              267,400        14,557,256
                                                                 --------------
                                                                     34,351,316
                                                                 --------------
ENERGY-1.0%
OIL SERVICE-1.0%
Nabors Industries Ltd. (Bermuda) (a)                  301,300        13,624,786
                                                                 --------------
Total Common Stocks
  (cost $1,079,059,134)                                           1,300,761,504
                                                                 --------------
SHORT-TERM INVESTMENT-0.3%
TIME DEPOSIT-0.3%
The Bank of New York
  0.563%, 7/01/04
  (cost $3,500,000)                                  $  3,500         3,500,000
                                                                 --------------
TOTAL INVESTMENTS-99.7%
  (cost $1,082,559,134)                                           1,304,261,504
Other assets less liabilities-0.3%                                    3,518,141
                                                                 --------------
NET ASSETS-100%                                                  $1,307,779,645
                                                                 ==============


(a)  Non-income producing security.

Glossary:

ADR-American Depositary Receipt

See Notes to Financial Statements.

PREMIER GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $1,082,559,134)      $1,304,261,504
  Cash                                                                   48,936
  Receivable for investment securities sold                          15,768,586
  Dividends and interest receivable                                     626,916
                                                                 --------------
  Total assets                                                    1,320,705,942
                                                                 --------------
LIABILITIES
  Payable for investment securities purchased                        11,617,289
  Advisory fee payable                                                  798,133
  Distribution fee payable                                              123,354
  Accrued expenses                                                      387,521
                                                                 --------------
  Total liabilities                                                  12,926,297
                                                                 --------------
NET ASSETS                                                       $1,307,779,645
                                                                 ==============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $       58,925
  Additional paid-in capital                                      1,894,539,555
  Accumulated net investment loss                                    (2,197,551)
  Accumulated net realized loss on investment transactions         (806,323,654)
  Net unrealized appreciation of investments                        221,702,370
                                                                 --------------
                                                                 $1,307,779,645
                                                                 ==============
CLASS A SHARES
  Net assets                                                     $  700,362,527
                                                                 ==============
  Shares of capital stock outstanding                                31,366,188
                                                                 ==============
  Net asset value per share                                      $        22.33
                                                                 ==============
CLASS B SHARES
  Net assets                                                     $  607,417,118
                                                                 ==============
  Shares of capital stock outstanding                                27,558,686
                                                                 ==============
  Net asset value per share                                      $        22.04
                                                                 ==============


See Notes to Financial Statements.

PREMIER GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $84,751)         $   4,586,338
  Interest                                                            18,445
                                                               -------------
  Total investment income                                          4,604,783
                                                               -------------
EXPENSES
  Advisory fee                                                     7,392,445
  Distribution fee--Class B                                          836,338
  Printing                                                           161,233
  Custodian                                                          124,304
  Administrative                                                      34,500
  Audit and legal                                                     23,750
  Directors' fees                                                        500
  Transfer agency                                                        450
  Miscellaneous                                                       76,925
                                                               -------------
  Total expenses                                                   8,650,445
  Less: expenses waived and reimbursed by the Adviser
    (see Note B)                                                  (1,848,111)
                                                               -------------
  Net expenses                                                     6,802,334
                                                               -------------
  Net investment loss                                             (2,197,551)
                                                               -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
TRANSACTIONS
  Net realized gain on investment transactions                   106,178,444(a)
  Net change in unrealized appreciation/depreciation
    of investments                                               (61,621,438)
                                                               -------------
  Net gain on investment transactions                             44,557,006
                                                               -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $  42,359,455
                                                               =============


(a) On April 30, 2004, the Portfolio had a redemption-in-kind with total proceeds in the amount of $130,541,513. The net realized gain of the transactions of $15,783,738 will not be realized for tax purposes.

See Notes to Financial Statements.

PREMIER GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                               SIX MONTHS ENDED    YEAR ENDED
                                                 JUNE 30, 2004     DECEMBER 31,
                                                  (UNAUDITED)         2003
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment loss                           $   (2,197,551)  $   (5,000,925)
  Net realized gain (loss) on investment
    transactions                                   106,178,444      (79,811,980)
  Net change in unrealized appreciation/
    depreciation of investments                    (61,621,438)     393,353,656
                                                --------------   --------------
  Net increase in net assets from operations        42,359,455      308,540,751

CAPITAL STOCK TRANSACTIONS
  Net decrease                                    (346,278,934)     (59,908,719)
                                                --------------   --------------
  Total increase (decrease)                       (303,919,479)     248,632,032

NET ASSETS
  Beginning of period                            1,611,699,124    1,363,067,092
                                                --------------   --------------
  End of period (including accumulated
    net investment loss of $2,197,551
    and $0,respectively)                        $1,307,779,645   $1,611,699,124
                                                ==============   ==============


See Notes to Financial Statements.

PREMIER GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Premier Growth Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek growth of capital by pursuing aggressive investment policies. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

PREMIER GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $1,848,111. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2004, amounted to $1,811,011, of which $108,948 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                   PURCHASES          SALES
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $ 602,015,500    $ 939,937,349
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $ 238,956,303
Gross unrealized depreciation                                       (17,253,933)
                                                                  -------------
Net unrealized appreciation                                       $ 221,702,370
                                                                  =============


1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

PREMIER GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2004, the Portfolio had no securities on loan.

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------   -------------   -------------
CLASS A
Shares sold               273,513     1,261,503   $   6,004,147   $  24,349,408
Shares redeemed       (11,437,747)   (8,537,343)   (248,387,783)   (160,817,203)
                      -----------   -----------   -------------   -------------
Net decrease          (11,164,234)   (7,275,840)  $(242,383,636)  $(136,467,795)
                      ===========   ===========   =============   =============

CLASS B
Shares sold             2,427,417     8,653,586   $  52,625,760   $ 164,814,247
Shares redeemed        (7,390,833)   (4,698,475)   (156,521,058)    (88,255,171)
                      -----------   -----------   -------------   -------------
Net increase
  (decrease)           (4,963,416)    3,955,111   $(103,895,298)  $  76,559,076
                      ===========   ===========   =============   =============

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

NOTE I: COMPONENTS OF ACCUMULATED EARNINGS (DEFICIT)

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                          $(883,053,918)(a)
Unrealized appreciation/(depreciation)                          253,875,628(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $(629,178,290)
                                                              =============

(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $883,053,918 of which $237,722,331 will expire in the year 2009, $478,225,244 will expire in the year 2010 and $167,106,343 will expire in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

PREMIER GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

PREMIER GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004  ---------------------------------------------------------------
                                            (UNAUDITED)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $21.58       $17.45       $25.16       $32.05       $40.45       $31.03

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                         (.02)(b)     (.05)(b)     (.08)        (.06)        (.11)        (.09)
Net realized and unrealized gain (loss)
  on investment transactions                     .77         4.18        (7.63)       (5.31)       (6.18)        9.98
Net increase (decrease) in net asset
  value from operations                          .75         4.13        (7.71)       (5.37)       (6.29)        9.89

LESS: DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-       (1.38)       (2.11)        (.47)
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-          -0-        (.14)          -0-          -0-
Total dividends and distributions                 -0-          -0-          -0-       (1.52)       (2.11)        (.47)
Net asset value, end of period                $22.33       $21.58       $17.45       $25.16       $32.05       $40.45

TOTAL RETURN
Total investment return based on net
  asset value (c)                               3.48%       23.67%      (30.64)%     (17.21)%     (16.58)%      32.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $700,363     $917,935     $869,130   $1,586,575   $2,148,332   $2,345,563
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .81%(d)     1.04%        1.05%        1.04%        1.04%        1.05%
  Expenses, before waivers and
    reimbursements                              1.06%(d)     1.05%        1.05%        1.04%        1.04%        1.05%
  Net investment loss                           (.18)%(b)(d) (.24)%(b)    (.41)%       (.21)%       (.29)%       (.27)%
Portfolio turnover rate                           41%          79%         109%          49%          41%          26%



See footnote summary on page 14.

PREMIER GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS B
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS                                                     JULY 14, 1999 (e)
                                               ENDED                      YEAR ENDED DECEMBER 31,                 TO
                                           JUNE 30, 2004 --------------------------------------------------   DECEMBER 31,
                                            (UNAUDITED)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $21.33       $17.29       $25.00       $31.93       $40.40       $35.72

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                         (.05)(b)     (.09)(b)     (.13)        (.12)        (.18)        (.07)
Net realized and unrealized gain
  (loss) on investment transactions              .76         4.13        (7.58)       (5.29)       (6.18)        4.75
Net increase (decrease) in net asset
  value from operations                          .71         4.04        (7.71)       (5.41)       (6.36)        4.68

LESS: DISTRIBUTIONS
Distributions from net realized gain
  on investment transactions                      -0-          -0-          -0-       (1.38)       (2.11)          -0-
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-          -0-        (.14)          -0-          -0-
Total distributions                               -0-          -0-          -0-       (1.52)       (2.11)          -0-
Net asset value, end of period                $22.04       $21.33       $17.29       $25.00       $31.93       $40.40

TOTAL RETURN
Total investment return based on
  net asset value (c)                           3.33%       23.37%      (30.84)%     (17.40)%     (16.78)%      13.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $607,417     $693,764     $493,937     $572,266     $336,104      $27,124
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.06%(d)     1.29%        1.31%        1.29%        1.30%        1.29%(d)
  Expenses, before waivers and
    reimbursements                              1.31%(d)     1.30%        1.31%        1.29%        1.30%        1.29%(d)
  Net investment loss                           (.44)%(b)(d) (.49)%(b)    (.64)%       (.47)%       (.51)%       (.53)%(d)
Portfolio turnover rate                           41%          79%         109%          49%          41%          26%



(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.

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


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


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


                                ALLIANCEBERNSTEIN
                          ----------------------------
                                VARIABLE PRODUCTS
                          ----------------------------
                                   SERIES FUND
                          ----------------------------
                                ALLIANCEBERNSTEIN
                          ----------------------------
                             REAL ESTATE INVESTMENT
                          ----------------------------
                                    PORTFOLIO
                          ----------------------------



                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004

  Investment Products Offered
===============================
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
===============================

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

REAL ESTATE INVESTMENT PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2004 (unaudited)

                                 AllianceBernstein Variable Products Series Fund
================================================================================
                                                                 Percentage of
Company                                    U.S. $ Value           Net Assets
================================================================================
   Simon Property Group, Inc.            $    7,461,042              6.1%
================================================================================
   ProLogis                                   7,423,460              6.1
================================================================================
   General Growth Properties, Inc.            6,682,820              5.5
================================================================================
   Equity Residential                         5,589,240              4.6
================================================================================
   Developers Diversified Realty Corp.        5,514,183              4.5
================================================================================
   Host Marriott Corp.                        4,999,620              4.1
================================================================================
   Vornado Realty Trust                       4,700,153              3.9
================================================================================
   The Rouse Co.                              4,536,250              3.7
================================================================================
   Equity Office Properties Trust             4,033,760              3.3
================================================================================
   Duke Realty Corp.                          3,966,707              3.2
                                         --------------             -----
                                         $   54,907,235             45.0%

REAL ESTATE INVESTMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                 AllianceBernstein Variable Products Series Fund




Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-99.1%
REAL ESTATE INVESTMENT
   TRUSTS-99.1%
OFFICE-20.1%
Alexandria Real Estate
   Equities, Inc. ........................             59,300       $  3,367,054
Boston Properties, Inc. ..................             72,500          3,630,800
Corporate Office Properties
   Trust .................................            138,200          3,434,270
Equity Office Properties Trust ...........            148,300          4,033,760
Glenborough Realty
   Trust, Inc. ...........................             93,400          1,713,890
Mack-Cali Realty Corp. ...................             73,900          3,057,982
Prentiss Properties Trust ................             77,300          2,591,096
SL Green Realty Corp. ....................             56,400          2,639,520
                                                                    ------------
                                                                      24,468,372
                                                                    ------------
REGIONAL MALLS-18.7%
General Growth
   Properties, Inc. ......................            226,000          6,682,820
Simon Property Group, Inc. ...............            145,100          7,461,042
The Macerich Co. .........................             43,300          2,072,771
The Mills Corp. ..........................             44,500          2,078,150
The Rouse Co. ............................             95,500          4,536,250
                                                                    ------------
                                                                      22,831,033
                                                                    ------------
APARTMENTS-13.9%
Archstone-Smith Trust ....................            134,900          3,956,617
Camden Property Trust ....................             62,900          2,880,820
Equity Residential .......................            188,000          5,589,240
Essex Property Trust, Inc. ...............             22,900          1,565,215
United Dominion Realty
   Trust, Inc. ...........................            147,800          2,923,484
                                                                    ------------
                                                                      16,915,376
                                                                    ------------
SHOPPING CENTERS-12.4%
Developers Diversified
   Realty Corp. ..........................            155,900          5,514,183
Kimco Realty Corp. .......................             56,000          2,548,000
Pan Pacific Retail
   Properties, Inc. ......................             53,400          2,697,768
Regency Centers Corp. ....................             88,700          3,805,230
Tanger Factory Outlet
   Centers, Inc. .........................             15,500            606,050
                                                                    ------------
                                                                      15,171,231
                                                                    ------------
INDUSTRIAL-10.7%
AMB Property Corp. .......................             79,300       $  2,746,159
EastGroup Properties, Inc. ...............             65,800          2,215,486
First Potomac Realty Trust ...............             37,000            709,290
ProLogis .................................            225,500          7,423,460
                                                                    ------------
                                                                      13,094,395
                                                                    ------------
REAL ESTATE LODGING-8.8%
Boca Resorts, Inc. Cl. A (a) .............             76,500          1,516,230
Hersha Hospitality Trust .................             54,800            541,424
Host Marriott Corp. (a) ..................            404,500          4,999,620
LaSalle Hotel Properties .................             11,000            268,400
Starwood Hotels & Resorts
   Worldwide, Inc. .......................             77,000          3,453,450
                                                                    ------------
                                                                      10,779,124
                                                                    ------------
DIVERSIFIED-8.7%
Cousins Properties, Inc. .................             78,100          2,573,395
iStar Financial, Inc. ....................             84,100          3,364,000
Vornado Realty Trust .....................             82,300          4,700,153
                                                                    ------------
                                                                      10,637,548
                                                                    ------------
OFFICE-INDUSTRIAL
   MIX-3.3%
Duke Realty Corp. ........................            124,700          3,966,707
                                                                    ------------
STORAGE-2.0%
Shurgard Storage
   Centers, Inc. Cl.A ....................             64,400          2,408,560
                                                                    ------------
HEALTHCARE-0.5%
Windrose Medical Properties
   Trust .................................             60,700            667,093
                                                                    ------------
Total Common Stocks
   (cost $90,769,726) ....................                           120,939,439
                                                                    ------------
TOTAL
   INVESTMENTS-99.1%
   (cost $90,769,726) ....................                           120,939,439
Other assets less
   liabilities-0.9% ......................                             1,057,474
                                                                    ------------
NET ASSETS-100% ..........................                          $121,996,913
                                                                    ============


--------------------------------------------------------------------------------
(a) Non-income producing security.

   See Notes to Financial Statements.

REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                 AllianceBernstein Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $90,769,726)...... $  120,939,439
   Cash .......................................................        813,503
   Dividends and interest receivable...........................        548,719
   Receivable for investment securities sold...................        301,151
                                                                --------------
   Total assets................................................    122,602,812
                                                                --------------
LIABILITIES
   Payable for investment securities purchased.................        420,388
   Advisory fee payable........................................         73,782
   Distribution fee payable....................................         10,629
   Accrued expenses............................................        101,100
                                                                --------------
   Total liabilities...........................................        605,899
                                                                --------------
NET ASSETS..................................................... $  121,996,913
                                                                ===============
COMPOSITION OF NET ASSETS
   Capital stock, at par....................................... $        7,520
   Additional paid-in capital..................................     89,111,667
   Undistributed net investment income.........................      2,263,620
   Accumulated net realized gain on investment transactions....        444,393
   Net unrealized appreciation of investments..................     30,169,713
                                                                --------------
                                                                $  121,996,913
                                                                ===============
Class A Shares
   Net assets.................................................. $   68,440,574
                                                                ===============
   Shares of capital stock outstanding.........................      4,209,628
                                                                ===============
   Net asset value per share................................... $        16.26
                                                                ===============
Class B Shares
   Net assets.................................................. $   53,556,339
                                                                ===============
   Shares of capital stock outstanding.........................      3,309,875
                                                                ===============
   Net asset value per share................................... $        16.18
                                                                ===============


--------------------------------------------------------------------------------
See Notes to Financial Statements.

REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                 AllianceBernstein Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Dividends.................................................   $    2,785,994
   Interest..................................................            3,793
                                                                --------------
   Total investment income...................................        2,789,787
                                                                --------------
EXPENSES
   Advisory fee..............................................          532,414
   Distribution fee--Class B.................................           61,302
   Custodian.................................................           59,045
   Administrative............................................           34,500
   Audit and legal...........................................           23,750
   Printing..................................................            5,962
   Directors' fees...........................................              500
   Transfer agency...........................................              450
   Miscellaneous.............................................            2,129
                                                                --------------
   Total expenses............................................          720,052
   Less: expenses waived and reimbursed by the Adviser
      (see Note B)...........................................         (207,050)
                                                                --------------
   Net expenses..............................................          513,002
                                                                --------------
   Net investment income.....................................        2,276,785
                                                                --------------
REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
   Net realized gain on investment transactions..............        1,551,752
   Net change in unrealized appreciation/depreciation of
      investments............................................        3,706,898
                                                                --------------
   Net gain on investment transactions.......................        5,258,650
                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS...................   $    7,535,435
                                                                ==============


--------------------------------------------------------------------------------
See Notes to Financial Statements.

REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                 AllianceBernstein Variable Products Series Fund
================================================================================


                                                                            Six Months Ended      Year Ended
                                                                              June 30, 2004      December 31,
                                                                               (unaudited)           2003
                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $    2,276,785     $    2,888,091
   Net realized gain on investment transactions.........................          1,551,752          1,406,199
   Net change in unrealized appreciation/depreciation of
      investments.......................................................          3,706,898         24,701,512
                                                                             --------------     --------------
   Net increase in net assets from operations...........................          7,535,435         28,995,802
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income
     Class A............................................................         (1,670,715)        (1,491,301)
     Class B............................................................         (1,210,837)          (676,451)
CAPITAL STOCK TRANSACTIONS
   Net increase.........................................................          4,707,355         19,119,814
                                                                             --------------     --------------
   Total increase.......................................................          9,361,238         45,947,864
NET ASSETS
   Beginning of period..................................................        112,635,675         66,687,811
                                                                             --------------     --------------
   End of period (including undistributed net investment
     income of $2,263,620 and $2,868,387, respectively).................     $  121,996,913     $  112,635,675
                                                                             ==============     ==============


--------------------------------------------------------------------------------
See Notes to Financial Statements.

REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies
The AllianceBernstein Real Estate Investment Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

                                 AllianceBernstein Variable Products Series Fund
================================================================================

Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses
Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions
The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annual rate of .90% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $207,050. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2004 amounted to $60,545, none of which was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                      AllianceBernstein Variable Products Series Fund
================================================================================

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

NOTE C: Distribution Plan
The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                               Purchases           Sales
                                               ---------           -----
Investment securities (excluding U. S.
   government securities).................. $   21,235,215     $   15,972,597
U.S. government securities.................             -0-                -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation.....................             $   30,407,319
Gross unrealized depreciation.....................                   (237,606)
                                                               --------------
Net unrealized appreciation                                    $   30,169,713
                                                               ==============
1. Forward Exchange Currency Contracts
The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

                                 AllianceBernstein Variable Products Series Fund
================================================================================

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. Option Transactions
For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: Securities Lending
The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2004, the Portfolio had no securities on loan.

NOTE F: Capital Stock
There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                   ======================================  ====================================
                                                    Shares                               Amount
                                   ======================================  ====================================
                                      Six Months Ended      Year Ended      Six Months Ended      Year Ended
                                        June 30, 2004      December 31,       June 30, 2004      December 31,
                                         (unaudited)           2003            (unaudited)           2003
                                      ----------------   ----------------   ----------------   ----------------
Class A
Shares sold.......................            356,308            929,384     $    5,846,435     $   12,364,972
Shares issued in reinvestment
   of dividends...................            105,875            115,158          1,670,715          1,491,301

Shares redeemed...................           (650,591)         (991,714)        (10,490,709)       (12,805,746)
                                       --------------     --------------     --------------     --------------
Net increase (decrease)...........           (188,408)            52,828     $   (2,973,559)    $    1,050,527
                                       ==============     ==============     ==============     ==============

REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                 AllianceBernstein Variable Products Series Fund
================================================================================

                                      ===================================  =====================================
                                                      Shares                              Amount
                                      ===================================  =====================================
                                      Six Months Ended      Year Ended      Six Months Ended      Year Ended
                                        June 30, 2004      December 31,       June 30, 2004      December 31,
                                         (unaudited)           2003            (unaudited)           2003
                                      ----------------   ----------------   ----------------   ----------------
Class B
Shares sold.......................            578,158          1,417,075     $    9,218,088     $   18,602,093
Shares issued in reinvestment
   of dividends...................             77,074             52,439          1,210,837            676,451
Shares redeemed...................           (169,743)          (92,900)          (2,748,011)       (1,209,257)
                                       --------------     --------------     --------------     --------------
Net increase......................            485,489          1,376,614     $    7,680,914     $   18,069,287
                                       ==============     ==============     ==============     ==============


NOTE G: Risks Involved in Investing in the Portfolio
Concentration of Risk--Although the Portfolio does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Portfolio is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Portfolio's investments are concentrated geographically, by property type or in certain other respects, the Portfolio may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims of losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

NOTE I: Distributions to Shareholders
The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                2003               2002
                                          ----------------   -----------------
Distribution paid from:
  Ordinary income......................   $    2,167,752     $    1,476,136
                                          ---------------    ---------------
Total taxable distributions............         2,167,752          1,476,136
                                          ---------------    ---------------
Total distributions paid...............   $     2,167,752    $     1,476,136
                                          ===============    ===============

                                 AllianceBernstein Variable Products Series Fund
================================================================================


As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income....................   $     2,868,387
Accumulated capital and other losses.............          (660,047)(a)
Unrealized appreciation/(depreciation)...........        26,015,504(b)
                                                    ---------------
Total accumulated earnings/(deficit).............   $    28,223,844
                                                    ===============

(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $660,047, all of which expires in the year 2008. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Portfolio utilized capital loss carryforwards of $1,431,703.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J: Legal Proceedings
As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not

REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                 AllianceBernstein Variable Products Series Fund
================================================================================

affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

REAL ESTATE INVESTMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

                                 AllianceBernstein Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                 ========================================================================
                                                                                 Class A
                                                 ========================================================================
                                                  Six Months
                                                     Ended
                                                 June 30, 2004                    Year Ended December 31,
                                                 (unaudited)     2003         2002        2001        2000        1999
                                                 ------------- --------    ---------   ---------   ---------    ---------
Net asset value, beginning of period ..........  $15.62         $11.52       $11.50      $10.75      $ 8.87       $9.78
                                                 ------         ------       ------      ------       -----      ------
Income From Investment Operations
---------------------------------
Net investment income (a)......................     .31(b)         .46          .44(b)      .47(b)      .48(b)      .56(b)
Net realized and unrealized gain (loss)
   on investment transactions..................     .73           3.99         (.12)        .67        1.84       (1.01)
                                                 ------         ------       ------      ------       -----      ------
Net increase (decrease) in net asset value
   from operations... .........................    1.04           4.45          .32        1.14        2.32        (.45)
                                                 ------         ------       ------      ------       -----      ------
Less: Dividends
---------------
Dividends from net investment income ..........    (.40)          (.35)        (.30)       (.39)       (.44)       (.46)
                                                 ------         ------       ------      ------       -----      ------
Net asset value, end of period.................  $16.26         $15.62       $11.52      $11.50     $ 10.75       $8.87
                                                 ======         ======       ======      ======       =====      ======
Total Return
------------
Total investment return based on net
   asset value (c).............................    6.74%         39.30%        2.60%      10.79%      26.69%      (5.11)%
Ratios/Supplemental Data
------------------------
Net assets, end of period
   (000's omitted)............................. $68,441        $68,717      $50,062     $39,417     $29,124     $17,852
Ratio to average net assets of:
   Expenses, net of waivers and
      reimbursements...........................     .76%(d)       1.24%        1.06%        .95%        .95%        .95%
   Expenses, before waivers and
      reimbursements...........................    1.11%(d)       1.24%        1.29%       1.39%       1.67%       1.72%
   Net investment income.......................    3.93%(b)(d)    3.50%        3.70%(b)    4.32%(b)    4.87%(b)    5.96%(b)
Portfolio turnover rate........................      14%            23%          31%         33%         25%         37%



--------------------------------------------------------------------------------
See footnote summary on page 14.

REAL ESTATE INVESTMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                 AllianceBernstein Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                              ================================================================
                                                                            Class B
                                              ================================================================
                                                Six Months
                                                   Ended                                     April 24, 2001(e)
                                               June 30, 2004      Year Ended December 31,           to
                                                (unaudited)        2003            2002      December 31, 2001
                                              --------------  --------------- --------------- ---------------
Net asset value, beginning of period.........     $15.55          $11.48          $ 11.49         $ 10.46
                                                  ------          ------          -------         -------
Income From Investment Operations
---------------------------------
Net investment income (a)....................        .30 (b)         .43              .40(b)          .31(b)
Net realized and unrealized gain (loss) on
   investment transactions.................          .71            3.98             (.11)           1.11
                                                  ------          ------          -------         -------
Net increase in net asset value from
   operations................................       1.01            4.41              .29            1.42
                                                  ------          ------          -------         -------
Less: Dividends
---------------
Dividends from net investment income.........       (.38)           (.34)            (.30)           (.39)
                                                  ------          ------          -------         -------
Net asset value, end of period...............     $16.18          $15.55          $ 11.48         $ 11.49
                                                  ======          ======          =======         =======
Total Return
------------
Total investment return based on net asset
   value (c).................................       6.56%          39.02%            2.31%          13.77%
Ratios/Supplemental Data
-------------------------
Net assets, end of period (000's omitted)....    $53,556         $43,919          $16,626          $5,603
Ratio to average net assets of:
   Expenses, net of waivers and
      reimbursements.........................       1.01%(d)        1.49%            1.31%           1.20%(d)
   Expenses, before waivers and
      reimbursements.........................       1.36%(d)        1.49%            1.52%           1.84%(d)
   Net investment income.....................       3.74%(b)(d)     3.22%            3.43%(b)        4.40%(b)(d)
Portfolio turnover rate......................         14%             23%              31%             33%



--------------------------------------------------------------------------------
(a) Based on average shares outstanding.

(b) Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d) Annualized.

(e) Commencement of distribution.

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

                     (This page left intentionally blank.)

                     (This page left intentionally blank.)

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN
VARIABLE PRODUCTS
SERIES FUND

ALLIANCEBERNSTEIN
SMALL CAP GROWTH
PORTFOLIO
-------------------------------------------------------------------------------


SEMI-ANNUAL REPORT
JUNE 30, 2004

---------------------------
INVESTMENT PRODUCTS OFFERED
o ARE NOT FDIC INSURED
o MAY LOSE VALUE
o ARE NOT BANK GUARANTEED
---------------------------


You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

SMALL CAP GROWTH PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2004 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                                  PERCENT OF
COMPANY                                       U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
Dycom Industries, Inc.                        $ 1,360,800             1.7%
Scansource, Inc.                                1,297,733             1.7
Alliance Data Systems Corp.                     1,284,400             1.6
Amphenol Corp. Cl.A                             1,246,168             1.6
Micros Sytems, Inc.                             1,213,641             1.5
Martek Biosciences Corp.                        1,207,655             1.5
Hyperion Solution Corp.                         1,184,812             1.5
Insight Enterprises, Inc.                       1,134,864             1.4
Avocent Corp.                                   1,120,570             1.4
Station Casinos, Inc.                           1,098,680             1.4
-------------------------------------------------------------------------------
                                              $12,149,323            15.3%


1


SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS-98.3%
TECHNOLOGY-27.9%
COMMUNICATION EQUIPMENT-1.0%
Inet Technologies, Inc. (a)                      62,200      $   775,634

COMPUTER HARDWARE/STORAGE-1.4%
Avocent Corp. (a)                                30,500        1,120,570

COMPUTER SERVICES-2.8%
Alliance Data Systems Corp. (a)                  30,400        1,284,400
Cognizant Technology Solutions Corp. (a)         36,800          935,088
                                                             ------------
                                                               2,219,488

INTERNET INFRASTRUCTURE-1.7%
SupportSoft, Inc. (a)                           101,200          878,416
WebEx Communcations, Inc. (a)                    21,800          474,368
                                                             ------------
                                                               1,352,784

SEMI-CONDUCTOR CAPITAL EQUIPMENT-1.1%
FormFactor, Inc. (a)                             39,600          889,020

SEMI-CONDUCTOR COMPONENTS-3.1%
Micrel, Inc. (a)                                 44,900          545,535
Microsemi Corp. (a)                              64,700          919,387
ON Semiconductor Corp. (a)                      113,600          570,272
Sirf Technology Holdings, Inc. (a)               32,900          430,003
                                                             ------------
                                                               2,465,197

SOFTWARE-7.8%
Aspect Communications Corp. (a)                  58,500          830,700
Hyperion Solution Corp. (a)                      27,100        1,184,812
Informatica Corp. (a)                            76,600          584,458
MicroStrategy, Inc. (a)                          18,700          798,490
PalmSource, Inc. (a)                             27,900          478,206
Quest Software, Inc. (a)                         62,900          811,410
SERENA Software, Inc. (a)                        41,000          782,690
SINA Corp. (a)                                   22,700          748,873
                                                             ------------
                                                               6,219,639

MISCELLANEOUS-9.0%
Amphenol Corp. Cl.A (a)                          37,400        1,246,168
Exar Corp. (a)                                   50,800          744,728
Kronos, Inc. (a)                                 26,400        1,087,680
Micros Sytems, Inc. (a)                          25,300        1,213,641
O2MICRO International, Ltd. (a)                  51,300          873,639
Power-One, Inc. (a)                              64,500          708,210
TNS, Inc. (a)                                    20,100          438,180
TTM Technologies, Inc. (a)                       67,700          802,245
                                                             ------------
                                                               7,114,491
                                                             ------------
                                                              22,156,823

CONSUMER SERVICES-24.9%
ADVERTISING-1.9%
Digitas, Inc. (a)                                62,400          688,272
Startek, Inc.                                    23,300          834,140
                                                             ------------
                                                               1,522,412

APPAREL-1.0%
The Children's Place Retail Stores, Inc. (a)     33,000          776,160

BROADCASTING & CABLE-2.1%
Cumulus Media, Inc. Cl.A (a)                     58,882          989,806
Entravision Communications Corp. Cl.A (a)        85,900          659,712
                                                             ------------
                                                               1,649,518

ENTERTAINMENT/LEISURE-0.9%
Activision, Inc. (a)                             46,550          740,145

GAMING-1.4%
Station Casinos, Inc.                            22,700        1,098,680

RETAIL - GENERAL MERCHANDISE-4.0%
Cost Plus, Inc. (a)                              16,200          525,690
Dick's Sporting Goods, Inc. (a)                  27,000          900,450
Hibbett Sporting Goods, Inc. (a)                 37,550        1,026,992
Tuesday Morning Corp. (a)                        25,900          751,100
                                                             ------------
                                                               3,204,232

MISCELLANEOUS-13.6%
Bright Horizons Family Solutions, Inc. (a)       16,500          884,565
Charles River Associates, Inc. (a)               22,700          702,565
Dycom Industries, Inc. (a)                       48,600        1,360,800
Hughes Supply, Inc.                              16,600          978,238
Insight Enterprises, Inc. (a)                    63,900        1,134,864
Intersections, Inc. (a)                           8,200          196,718
Laureate Education, Inc. (a)                     23,800          910,112
Life Time Fitness, Inc. (a)                      23,100          485,100
MSC Industrial Direct Co., Inc. Cl.A             29,100          955,644
Resources Connection, Inc. (a)                   27,200        1,063,792


2


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Scansource, Inc. (a)                             21,840      $ 1,297,733
Strayer Education, Inc.                           7,100          792,147
                                                             ------------
                                                              10,762,278
                                                             ------------
                                                              19,753,425

HEALTHCARE-18.0%
BIOTECHNOLOGY-9.3%
Indevus Pharmaceuticals, Inc. (a)                83,900          515,985
Martek Biosciences Corp. (a)                     21,500        1,207,655
MGI Pharma, Inc. (a)                             39,600        1,069,596
Nektar Therapeutics (a)                          37,300          744,508
Neopharm, Inc. (a)                               46,000          475,180
Protein Design Labs, Inc. (a)                    35,800          684,854
Seattle Genetics, Inc. (a)                       66,300          466,089
Serologicals Corp. (a)                           39,100          781,609
Techne Corp. (a)                                 20,000          869,000
Telik, Inc. (a)                                  24,000          572,880
                                                             ------------
                                                               7,387,356

DRUGS-1.2%
Impax Laboratories, Inc. (a)                     48,300          936,054

MEDICAL PRODUCTS-4.4%
Abaxis, Inc. (a)                                 48,300          916,734
Angiotech Pharmaceuticals, Inc. (a)              39,300          791,895
Animas Corp. (a)                                 19,900          371,135
Inamed Corp. (a)                                 12,348          776,072
OraSure Technologies, Inc. (a)                   66,100          643,153
                                                             ------------
                                                               3,498,989

MEDICAL SERVICES-3.1%
eResearch Technology, Inc. (a)                   25,600          716,800
Labone, Inc. (a)                                 27,900          886,662
Stericycle, Inc. (a)                             15,900          822,666
                                                             ------------
                                                               2,426,128
                                                             ------------
                                                              14,248,527

CAPITAL GOODS-7.9%
ELECTRICAL EQUIPMENT-2.5%
EDO Corp.                                        21,100          508,932
Engineered Support Systems, Inc.                 13,725          803,050
United Defense Industries, Inc. (a)              18,600          651,000
                                                             ------------
                                                               1,962,982

MACHINERY-2.5%
Actuant Corp. Cl.A (a)                           27,900        1,087,821
Oskosh Truck Corp.                               15,600          894,036
                                                             ------------
                                                               1,981,857

MISCELLANEOUS-2.9%
Graftech International, Ltd. (a)                 74,400          778,224
IDEX Corp.                                       26,000          893,100
Simpson Manufacturing Co., Inc.                  11,400          639,768
                                                             ------------
                                                               2,311,092
                                                             ------------
                                                               6,255,931

FINANCE-7.5%
BANKING - MONEY CENTER-1.7%
UCBH Holdings, Inc.                              14,900          588,848
Wintrust Financial Corp.                         15,800          798,058
                                                             ------------
                                                               1,386,906

BANKING - REGIONAL-1.9%
Oriental Financial Group                         24,700          668,629
R&G Financial Corp. Cl.B                         24,600          813,276
                                                             ------------
                                                               1,481,905

BROKERAGE & MONEY MANAGEMENT-2.2%
Affiliated Managers Group, Inc. (a)              11,200          564,144
Greenhill & Co., Inc. (a)                        11,500          240,465
Southwest Bancorporation of Texas, Inc.          22,400          988,288
                                                             ------------
                                                               1,792,897

INSURANCE-0.8%
Triad Guaranty, Inc. (a)                         10,600          616,920

MISCELLANEOUS-0.9%
Investors Financial Services Corp.               15,800          688,564
                                                             ------------
                                                               5,967,192

ENERGY-5.1%
OIL SERVICE-4.3%
Core Laboratories NV (a)                         20,300          466,900
FMC Technologies, Inc. (a)                       31,700          912,960
Helmerich & Payne, Inc.                          27,200          711,280
Range Resources Corp.                            45,000          657,000
W-H Energy Services, Inc. (a)                    34,300          672,280
                                                             ------------
                                                               3,420,420

PIPELINES-0.8%
Hydril Co. (a)                                   19,500          614,250
                                                             ------------
                                                               4,034,670

TRANSPORTATION-4.2%
AIR FREIGHT-1.2%
UTI Worldwide, Inc.
  (U.S. Virgin Islands)                          17,500          922,075

SHIPPING-1.0%
Kirby Corp. (a)                                  21,400          832,460


3


SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT
COMPANY                                            (000)     U.S. $ VALUE
-------------------------------------------------------------------------
TRUCKING-1.1%
Werner Enterprises, Inc.                         40,775      $   860,353

MISCELLANEOUS-0.9%
Pacer International, Inc. (a)                    40,100          741,850
                                                             ------------
                                                               3,356,738

BASIC INDUSTRY-2.0%
CHEMICALS-2.0%
Ferro Corp.                                      26,000          693,680
Georgia Gulf Corp.                               25,500          914,430
                                                             ------------
                                                               1,608,110

CONSUMER STAPLES-0.8%
HOUSEHOLD PRODUCTS-0.8%
Tempur-Pedic International, Inc. (a)             45,100          631,851

Total Common Stocks
  (cost $63,018,804)                                          78,013,267

SHORT-TERM INVESTMENT-2.8%
TIME DEPOSIT-2.8%
  0.563%, 7/1/04
  (cost $2,179,000)                             $ 2,179        2,179,000

TOTAL INVESTMENTS-101.1%
  (cost $65,197,804)                                          80,192,267
Other assets less liabilities-(1.1%)                            (856,746)

NET ASSETS-100%                                              $79,335,521


(a)  Non-income producing security.

     See Notes to Financial Statements.


4


SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $65,197,804)          $ 80,192,267
  Cash                                                                     886
  Receivable for investment securities sold                            376,317
  Dividends and interest receivable                                      6,375
  Total assets                                                      80,575,845

LIABILITIES
  Payable for investment securities purchased                          994,061
  Advisory fee payable                                                  28,804
  Distribution fee payable                                               4,616
  Accrued expenses                                                     212,843
  Total liabilities                                                  1,240,324

NET ASSETS                                                        $ 79,335,521

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $      7,516
  Additional paid-in capital                                       138,330,485
  Accumulated net investment loss                                     (416,157)
  Accumulated net realized loss on investment transactions         (73,580,786)
  Net unrealized appreciation of investments                        14,994,463
                                                                  $ 79,335,521

CLASS A SHARES
  Net assets                                                      $ 61,009,481
  Shares of capital stock outstanding                                5,767,062
  Net asset value per share                                       $      10.58

CLASS B SHARES
  Net assets                                                      $ 18,326,040
  Shares of capital stock outstanding                                1,749,329
  Net asset value per share                                       $      10.48


See Notes to Financial Statements.


5


SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $604)                $    61,487
  Interest                                                               3,870
  Total investment income                                               65,357

EXPENSES
  Advisory fee                                                         398,824
  Distribution fee--Class B                                             22,018
  Custodian                                                             75,748
  Administrative                                                        34,500
  Audit and legal                                                       23,750
  Printing                                                              14,759
  Directors' fees                                                          500
  Transfer agency                                                          450
  Miscellaneous                                                         10,671
  Total expenses                                                       581,220
  Less: expenses waived and reimbursed by the
    Adviser (see Note B)                                               (99,706)
  Net expenses                                                         481,514
  Net investment loss                                                 (416,157)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                       7,430,106
  Net change in unrealized appreciation/depreciation
    of investments                                                  (4,131,877)
  Net gain on investment transactions                                3,298,229

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 2,882,072


See Notes to Financial Statements.


6


SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                 SIX MONTHS ENDED   YEAR ENDED
                                                  JUNE 30, 2004    DECEMBER 31,
                                                    (UNAUDITED)        2003
                                                  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment loss                             $   (416,157)   $   (981,904)
  Net realized gain on investment
    transactions                                     7,430,106      17,151,773
  Net change in unrealized appreciation/
    depreciation of investments                     (4,131,877)     17,476,095
  Net increase in net assets from operations         2,882,072      33,645,964

CAPITAL STOCK TRANSACTIONS
  Net decrease                                        (472,002)    (47,914,869)
  Total increase (decrease)                          2,410,070     (14,268,905)

NET ASSETS
  Beginning of period                               76,925,451      91,194,356
  End of period (including accumulated net
    investment loss of $416,157 and $0,
    respectively)                                 $ 79,335,521    $ 76,925,451


See Notes to Financial Statements.


7


SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Small Cap Growth Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P., (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.


8


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain and loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $99,706. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


9


SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2004 amounted to $150,470, of which $734 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                     PURCHASES        SALES
                                                  --------------  -------------
Investment securities (excluding
  U.S. government securities)                     $ 38,059,214    $ 38,452,315
U.S. government securities                                  -0-             -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                    $ 16,968,347
Gross unrealized depreciation                                      (1,973,884)
Net unrealized appreciation                                      $ 14,994,463

1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.


10


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2004, the Portfolio had no securities on loan. For the six months ended June 30, 2004, the Portfolio earned fee income of $558 which is included in the interest income in the accompanying statement of operations.


11


SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004   DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)        2003
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              497,304     1,879,099     $ 5,301,329    $ 16,198,723
Shares redeemed         (736,488)   (8,487,293)     (7,655,238)    (71,082,082)
Net decrease            (239,184)   (6,608,194)    $(2,353,909)   $(54,883,359)

CLASS B
Shares sold              446,348     1,989,555     $ 4,676,501    $ 16,775,516
Shares redeemed         (268,543)   (1,170,025)     (2,794,594)     (9,807,026)
Net increase             177,805       819,530     $ 1,881,907    $  6,968,490

NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

NOTE I: COMPONENTS OF ACCUMULATED EARNINGS (DEFICIT)

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                          $ (78,506,792)(a)
Unrealized appreciation/(depreciation)                           16,622,240(b)
Total accumulated earnings/(deficit)                          $ (61,884,552)

(a) On December 31, 2003, the Portfolio had a net capital loss carrryforward of $78,506,792 of which $259,502 expires in the year 2008, $32,924,052 expires in the year 2009, and $45,323,238 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's merger with Brinson Series Trust Small Cap Growth Portfolio, may apply. During the fiscal year, the Portfolio utilized capital loss carryforwards of $2,088,841.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices


12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


13


SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                           -------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                         YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2004    --------------------------------------------------------------
                                            (UNAUDITED)        2003         2002         2001         2000         1999
                                            -----------     -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of period          $10.17          $ 6.83       $10.01       $11.84       $13.00       $11.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                (.05)(b)        (.09)        (.07)(b)     (.07)(b)     (.06)(b)      .08(b)
Net realized and unrealized gain (loss)
  on investment transactions                     .46            3.43        (3.11)       (1.41)        (.71)        1.82
Net increase (decrease) in net asset
  value value from operations                    .41            3.34        (3.18)       (1.48)        (.77)        1.90

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-             -0-          -0-          -0-        (.05)        (.04)
Distributions from net realized gain
  on investment transactions                      -0-             -0-          -0-        (.26)        (.34)          -0-
Distributions in excess of net realized
  gain on investment transactions                 -0-             -0-          -0-        (.09)          -0-          -0-
Total dividends and distributions                 -0-             -0-          -0-        (.35)        (.39)        (.04)
Net asset value, end of period                $10.58          $10.17       $ 6.83       $10.01       $11.84       $13.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           4.03%          48.90%      (31.77)%     (12.75)%      (6.09)%      17.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $61,010         $61,079      $86,093     $184,223     $232,239     $169,611
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.15%(d)        1.36%        1.11%         .95%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.40%(d)        1.36%        1.25%        1.16%        1.14%        1.19%
  Net investment income (loss)                  (.99)%(b)(d)   (1.10)%       (.86)%(b)    (.70)%(b)    (.46)%(b)     .72%(b)
Portfolio turnover rate                           53%            129%         111%         113%         178%         110%


See footnote summary on page 15.


14


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          CLASS B
                                            -----------------------------------------------------------------
                                             SIX MONTHS                                            AUGUST 11,
                                                ENDED              YEAR ENDED DECEMBER 31,        2000(e) TO
                                           JUNE 30, 2004   -------------------------------------  DECEMBER 31,
                                            (UNAUDITED)       2003         2002         2001         2000
                                            -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.08         $ 6.78       $ 9.98       $11.82       $13.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                         (.06)(b)       (.11)        (.09)(b)     (.09)(b)     (.03)(b)
Net realized and unrealized gain (loss)
  on investment transactions                     .46           3.41        (3.11)       (1.40)       (1.15)
Net increase (decrease) in net asset
  value from operations                          .40           3.30        (3.20)       (1.49)       (1.18)

LESS: DISTRIBUTIONS
Distributions from net realized gain
  on investment transactions                      -0-            -0-          -0-        (.26)          -0-
Distributions in excess of net realized
  gain on investment transactions                 -0-            -0-          -0-        (.09)          -0-
Total distributions                               -0-            -0-          -0-        (.35)          -0-
Net asset value, end of period                $10.48         $10.08        $6.78        $9.98       $11.82

TOTAL RETURN
Total investment return based on
  net asset value (c)                           3.97%         48.67%      (32.06)%     (12.86)%      (8.16)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $18,326        $15,846       $5,101       $6,835         $435
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.40%(d)       1.61%        1.37%        1.20%        1.20%(d)
  Expenses, before waivers and
    reimbursements                              1.65%(d)       1.61%        1.51%        1.43%        1.41%(d)
  Net investment loss                          (1.23)%(b)(d)  (1.37)%      (1.10)%(b)    (.98)%(b)    (.69)%(b)(d)
Portfolio turnover rate                           53%           129%         111%         113%         178%


(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN
VARIABLE PRODUCTS
SERIES FUND

ALLIANCEBERNSTEIN
SMALL CAP VALUE
PORTFOLIO
-------------------------------------------------------------------------------


SEMI-ANNUAL REPORT
JUNE 30, 2004





---------------------------
INVESTMENT PRODUCTS OFFERED
o ARE NOT FDIC INSURED
o MAY LOSE VALUE
o ARE NOT BANK GUARANTEED
---------------------------

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.





SMALL CAP VALUE PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2004 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                                  PERCENT OF
COMPANY                                      U.S. $ VALUE         NET ASSETS
------------------------------------------------------------------------------
Cytec Industries, Inc.                       $  4,026,870             1.9%
Universal Corp.                                 3,774,654             1.8
Jones Apparel Group, Inc.                       3,600,576             1.7
URS Corp.                                       3,594,880             1.7
Constellation Brands, Inc. Cl. A                3,594,184             1.7
Dana Corp.                                      3,435,880             1.7
Office Depot, Inc.                              3,435,138             1.7
Valero Energy Corp.                             3,319,200             1.6
Del Monte Foods Co.                             3,277,616             1.6
Reliance Steel & Aluminum Co.                   3,273,984             1.6
-------------------------------------------------------------------------------
                                             $ 35,332,982            17.0%


1


SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS-95.5%
CONSUMER CYCLICALS-16.6%
AUTOS & AUTO PARTS-2.6%
American Axle & Manufacturing Holdings, Inc.     52,000      $ 1,890,720
Dana Corp.                                      175,300        3,435,880
                                                             ------------
                                                               5,326,600

HOTEL - MOTEL-0.7%
Caesars Entertainment, Inc. (a)                 102,300        1,534,500

MISCELLANEOUS CONSUMER CYCLICALS-0.7%
Brunswick Corp.                                  35,200        1,436,160

RETAILERS-9.8%
AutoNation, Inc. (a)                            163,400        2,794,140
BJ's Wholesale Club, Inc. (a)                    58,900        1,472,500
Borders Group, Inc.                             123,200        2,887,808
Federated Department Stores, Inc.                38,000        1,865,800
Foot Locker, Inc.                                36,000          876,240
Group 1 Automotive, Inc. (a)                     89,400        2,968,974
Neiman Marcus Group, Inc. Cl. A                  24,500        1,363,425
Office Depot, Inc. (a)                          191,800        3,435,138
Payless ShoeSource, Inc. (a)                    178,000        2,653,980
                                                             ------------
                                                              20,318,005

TEXTILES/SHOES - APPAREL MFG.-2.8%
Jones Apparel Group, Inc.                        91,200        3,600,576
V.F. Corp.                                       44,500        2,167,150
                                                             ------------
                                                               5,767,726
                                                             ------------
                                                              34,382,991

FINANCIAL-15.4%
MAJOR REGIONAL BANKS-4.9%
Banknorth Group, Inc.                            59,000        1,916,320
Hibernia Corp. Cl. A                             86,300        2,097,090
Popular, Inc.                                    46,000        1,967,420
UnionBanCal Corp.                                36,900        2,081,160
Whitney Holding Corp.                            48,000        2,144,160
                                                             ------------
                                                              10,206,150

MULTI-LINE INSURANCE-2.9%
PacifiCare Health Systems, Inc. (a)              80,800        3,123,728
StanCorp Financial Group, Inc.                   41,500        2,780,500
                                                             ------------
                                                               5,904,228

PROPERTY - CASUALTY INSURANCE-2.9%
Fidelity National Financial, Inc.                25,100          937,234
Old Republic International Corp.                 64,000        1,518,080
PartnerRe Ltd. (Bermuda)                         17,700        1,004,121
Radian Group, Inc.                               54,100        2,591,390
                                                             ------------
                                                               6,050,825

REAL ESTATE INVESTMENT TRUST-0.4%
FelCor Lodging Trust, Inc. (a)                   70,000          847,000

SAVINGS AND LOAN-4.3%
Astoria Financial Corp.                          75,600        2,765,448
Commercial Federal Corp.                         70,700        1,915,970
Sovereign Bancorp, Inc.                         110,000        2,431,000
Washington Federal, Inc.                         77,104        1,850,496
                                                             ------------
                                                               8,962,914
                                                             ------------
                                                              31,971,117

CAPITAL EQUIPMENT-11.5%
AUTO TRUCKS - PARTS-4.8%
ArvinMeritor, Inc.                              165,900        3,246,663
BorgWarner, Inc.                                 42,000        1,838,340
Modine Manufacturing Co.                         89,500        2,850,575
PACCAR, Inc.                                     34,500        2,000,655
                                                             ------------
                                                               9,936,233

ELECTRICAL EQUIPMENT-2.1%
Anixter International, Inc. (a)                  51,600        1,755,948
Cooper Industries Ltd. Cl. A                     42,200        2,507,102
                                                             ------------
                                                               4,263,050

MACHINERY-2.3%
Lincoln Electric Holdings, Inc.                  78,000        2,659,020
Terex Corp. (a)                                  65,000        2,218,450
                                                             ------------
                                                               4,877,470

MISCELLANEOUS CAPITAL GOODS-2.3%
Parker-Hannifin Corp.                            36,000        2,140,560
Textron, Inc.                                    45,500        2,700,425
                                                             ------------
                                                               4,840,985
                                                             ------------
                                                              23,917,738

COMMODITIES-11.0%
CHEMICALS-5.1%
Albemarle Corp.                                  88,300        2,794,695
Crompton Corp.                                  276,200        1,740,060
Cytec Industries, Inc.                           88,600        4,026,870
FMC Corp. (a)                                    48,400        2,086,524
                                                             ------------
                                                              10,648,149


2


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
CONTAINERS - METAL/GLASS/PAPER-0.7%
Ball Corp.                                       21,500      $ 1,549,075

MISCELLANEOUS INDUSTRIAL COMMODITIES-1.4%
United Stationers, Inc. (a)                      70,995        2,819,922

MISCELLANEOUS METALS-2.9%
Mueller Industries, Inc.                         75,000        2,685,000
Reliance Steel & Aluminum Co.                    81,200        3,273,984
                                                             ------------
                                                               5,958,984

PAPER-0.9%
MeadWestvaco Corp.                               60,660        1,782,797
                                                             ------------
                                                              22,758,927

TECHNOLOGY-8.5%
COMMUNICATION - EQUIP. MFRS.-3.5%
ADC Telecommunications, Inc. (a)                636,000        1,806,240
Andrew Corp. (a)                                122,000        2,441,220
Nortel Networks Corp. (a)                       316,100        1,577,339
Tellabs, Inc. (a)                               157,000        1,372,180
                                                             ------------
                                                               7,196,979

COMPUTERS-1.1%
Western Digital Corp. (a)                       252,800        2,189,248

COMPUTER/INSTRUMENTATION-0.9%
Adaptec, Inc. (a)                               228,100        1,929,726

MISCELLANEOUS INDUSTRIAL TECHNOLOGY-1.9%
Arrow Electronics, Inc. (a)                      21,000          563,220
Avnet, Inc. (a)                                  22,000          499,400
Solectron Corp. (a)                             107,400          694,878
Tech Data Corp. (a)                              57,500        2,249,975
                                                             ------------
                                                               4,007,473

SEMICONDUCTORS-1.1%
Vishay Intertechnology, Inc. (a)                124,600        2,315,068
                                                             ------------
                                                              17,638,494

NON-FINANCIAL-7.1%
BUILDING MATERIALS - CEMENT-1.4%
Texas Industries, Inc.                           72,000        2,964,240

BUILDING MATERIALS - HEAT/PLUMBING/AIR-1.4%
Hughes Supply, Inc.                              47,000        2,769,710

HOME BUILDING-2.8%
Beazer Homes USA, Inc.                           29,700        2,979,207
Pulte Homes, Inc.                                54,200        2,820,026
                                                             ------------
                                                               5,799,233

MISCELLANEOUS BUILDING-1.5%
Harsco Corp.                                     66,000        3,102,000
                                                             ------------
                                                              14,635,183

CONSUMER STAPLES-6.8%
BEVERAGES-1.7%
Constellation Brands, Inc. Cl. A (a)             96,800        3,594,184

FOODS-4.6%
Corn Products International, Inc.                52,000        2,420,600
Del Monte Foods Co. (a)                         322,600        3,277,616
Universal Corp.                                  74,100        3,774,654
                                                             ------------
                                                               9,472,870

RETAIL STORES - FOOD-0.5%
SUPERVALU, Inc.                                  30,000          918,300
                                                             ------------
                                                              13,985,354

CONSUMER GROWTH-6.6%
HOSPITAL MANAGEMENT-1.2%
Universal Health Services, Inc. Cl. B            56,000        2,569,840

HOSPITAL SUPPLIES-1.2%
Owens & Minor, Inc.                              95,900        2,483,810

MISCELLANEOUS CONSUMER GROWTH-1.8%
URS Corp. (a)                                   131,200        3,594,880

PUBLISHING-2.4%
Deluxe Corp.                                     64,500        2,805,750
The Readers Digest Association, Inc.            139,500        2,230,605
                                                             ------------
                                                               5,036,355
                                                             ------------
                                                              13,684,885

UTILITIES-6.1%
ELECTRIC COMPANIES-6.1%
Constellation Energy Group, Inc.                 41,000        1,553,900
Northeast Utilities                             129,200        2,515,524
OGE Energy Corp.                                 60,100        1,530,747
PNM Resources, Inc.                              96,300        2,000,151
Puget Energy, Inc.                              120,800        2,646,728
WPS Resources Corp.                              51,500        2,387,025
                                                             ------------
                                                              12,634,075


3


SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------
ENERGY-3.7%
OILS - INTEGRATED DOMESTIC-3.7%
Amerada Hess Corp.                               16,400     $  1,298,716
Pogo Producing Co.                               60,500        2,988,700
Valero Energy Corp.                              45,000        3,319,200
                                                             ------------
                                                               7,606,616

SERVICES-2.2%
MISCELLANEOUS INDUSTRIAL
  TRANSPORTATION-1.0%
SEACOR Holdings, Inc. (a)                        45,100        1,981,243

TRUCKERS-1.2%
USF Corp.                                        73,000        2,564,490
                                                             ------------
                                                               4,545,733

Total Common Stocks
  (cost $164,987,667)                                        197,761,113

SHORT-TERM INVESTMENT-4.6%
TIME DEPOSIT-4.6%
Bank of New York
  0.563%, 7/01/04
  (cost $9,475,000)                             $ 9,475        9,475,000

TOTAL INVESTMENTS-100.1%
  (cost $174,462,667)                                        207,236,113
Other assets less liabilities-(0.1%)                            (133,691)

NET ASSETS-100%                                            $ 207,102,422

(a)  Non-income producing security.

     See Notes to Financial Statements.


4


SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $174,462,667)         $207,236,113
  Cash                                                                     116
  Dividends and interest receivable                                    141,736
  Total assets                                                     207,377,965

LIABILITIES
  Advisory fee payable                                                 119,044
  Payable for investment securities purchased                           34,039
  Distribution fee payable                                              20,664
  Accrued expenses                                                     101,796
  Total liabilities                                                    275,543

NET ASSETS                                                        $207,102,422

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $     13,682
  Additional paid-in capital                                       166,448,937
  Undistributed net investment income                                  300,862
  Accumulated net realized gain on investment transactions           7,565,495
  Net unrealized appreciation of investments                        32,773,446
                                                                  $207,102,422

CLASS A SHARES
  Net assets                                                      $101,734,381
  Shares of capital stock outstanding                                6,713,968
  Net asset value per share                                       $      15.15

CLASS B SHARES
  Net assets                                                      $105,368,041
  Shares of capital stock outstanding                                6,967,732
  Net asset value per share                                       $      15.12


See Notes to Financial Statements.


5


SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $1,242)              $ 1,217,887
  Interest                                                              27,721
  Total investment income                                            1,245,608

EXPENSES
  Advisory fee                                                         951,455
  Distribution fee--Class B                                            118,346
  Custodian                                                             55,723
  Administrative                                                        34,500
  Audit and legal                                                       20,863
  Printing                                                               7,108
  Directors' fees                                                          500
  Transfer agency                                                          450
  Miscellaneous                                                          2,508
  Total expenses                                                     1,191,453
  Less: expenses waived and reimbursed
    by the Adviser (see Note B)                                       (272,364)
  Net expenses                                                         919,089
  Net investment income                                                326,519

REALIZED AND UNREALIZED GAIN ON
INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                       7,623,551
  Net change in unrealized appreciation/
    depreciation of investments                                      5,401,905
  Net gain on investment transactions                               13,025,456

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $13,351,975


See Notes to Financial Statements.


6


SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                            SIX MONTHS ENDED        YEAR ENDED
                                             JUNE 30, 2004         DECEMBER 31,
                                              (UNAUDITED)              2003
                                            ---------------       -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                      $    326,519         $    247,937
  Net realized gain on
    investment transactions                     7,623,551            4,696,947
  Net change in unrealized appreciation/
    depreciation of investments                 5,401,905           36,071,777
  Net increase in net assets
   from operations                             13,351,975           41,016,661

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                                      (181,706)            (375,698)
    Class B                                       (80,321)            (199,672)
  Net realized gain on
    investment transactions
    Class A                                    (2,336,222)            (896,307)
    Class B                                    (2,409,632)            (529,290)

CAPITAL STOCK TRANSACTIONS
  Net increase                                 24,855,224           56,463,493
  Total increase                               33,199,318           95,479,187

NET ASSETS
  Beginning of period                         173,903,104           78,423,917
  End of period (including undistributed
    net investment income of $300,862
    and $236,370, respectively)              $207,102,422         $173,903,104


See Notes to Financial Statements.


7


SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Small Cap Value Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio commenced operations on May 1, 2001. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.


8


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Effective May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the average daily net assets for Class A and Class B shares, respectively. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2004, the Portfolio received no such waivers/reimbursements.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billlion and .60% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $237,864. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


9


SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Pursuant to the terms of the investment advisory agreement, the Portfolio has agreed to reimburse the Adviser for the cost of providing the Portfolio with certain legal and accounting services. Because of the Adviser's agreement to limit total operating expenses as described above, the Adviser waived reimbursement for such services in the amount of $34,500 for the six months ended June 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2004, amounted to $158,612, of which $77,976 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to ..25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                PURCHASES              SALES
                                              -------------        ------------
Investment securities
  (excluding U.S. government securities)      $58,356,196          $33,947,313
U.S. government securities                             -0-                  -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                      $35,795,783
Gross unrealized depreciation                                       (3,022,337)
Net unrealized appreciation                                        $32,773,446

1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.


10


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004   DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)        2003
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              703,432     1,773,991     $10,511,633     $21,676,008
Shares issued in
  reinvestment of
  dividends and
  distributions          172,225       105,912       2,517,928       1,272,005
Shares redeemed         (439,330)     (916,018)     (6,525,079)    (10,323,748)
Net increase             436,327       963,885     $ 6,504,482     $12,624,265


11


SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004   DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)        2003
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold            1,727,439     4,982,506     $25,696,269     $60,285,362
Shares issued in
  reinvestment of
  dividends and
  distributions          170,662        60,747       2,489,954         728,963
Shares redeemed         (666,313)   (1,489,294)     (9,835,481)    (17,175,097)
Net increase           1,231,788     3,553,959     $18,350,742     $43,839,228


NOTE F: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

NOTE H: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                  2003                2002
                                               ----------          ---------
Distributions paid from:
  Ordinary income                              $1,591,215          $164,117
  Net long-term capital gains                     409,752             5,488
Total taxable distributions                     2,000,967           169,605
Total distributions paid                       $2,000,967          $169,605

As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                   $ 1,369,462
Accumulated long-term capital gains                               3,558,085
Unrealized appreciation/(depreciation)                           27,368,162(a)
Total accumulated earnings/(deficit)                            $32,295,709

(a) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE I: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


13


SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 CLASS A
                                           ----------------------------------------------------
                                            SIX MONTHS          YEAR ENDED         MAY 2, 2001(a)
                                               ENDED           DECEMBER 31,             TO
                                           JUNE 30, 2004  -----------------------   DECEMBER 31,
                                            (UNAUDITED)      2003         2002         2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.49       $10.46       $11.18       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .03          .04          .12          .14
Net realized and unrealized gain (loss)
  on investment transactions                    1.02         4.23         (.81)        1.04
Net increase (decrease) in net asset
  value from operations                         1.05         4.27         (.69)        1.18

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.03)        (.07)        (.02)          -0-
Distributions from net realized gain
  on investment transactions                    (.36)        (.17)        (.01)          -0-
Total dividends and distributions               (.39)        (.24)        (.03)          -0-
Net asset value, end of period                $15.15       $14.49       $10.46       $11.18

TOTAL RETURN
Total investment return based on
  net asset value (d)                           7.33%       41.26%       (6.20)%      11.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $101,734      $90,949      $55,592      $21,076
Ratio to average net assets of:
  Expenses, net of waivers
    and reimbursements                           .84%(e)     1.20%        1.13%         .95%(e)
  Expenses, before waivers
    and reimbursements                          1.13%(e)     1.28%        1.41%        2.65%(e)
  Net investment income (c)                      .47%(e)      .34%        1.04%        1.99%(e)
Portfolio turnover rate                           19%          21%          28%          12%


See footnote summary on page 15.


14


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  CLASS B
                                            ----------------------------------------------------
                                            SIX MONTHS          YEAR ENDED         MAY 1, 2001(f)
                                               ENDED           DECEMBER 31,              TO
                                           JUNE 30, 2004  -----------------------   DECEMBER 31,
                                            (UNAUDITED)      2003         2002         2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.46       $10.46       $11.20       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .02          .01          .08          .11
Net realized and unrealized gain
  (loss) on investment transactions             1.01         4.22         (.79)        1.09
Net increase (decrease) in net asset
  value from operations                         1.03         4.23         (.71)        1.20

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.01)        (.06)        (.02)          -0-
Distributions from net realized
  gain on investment transactions               (.36)        (.17)        (.01)          -0-
Total dividends and distributions               (.37)        (.23)        (.03)          -0-
Net asset value, end of period                $15.12       $14.46       $10.46       $11.20

TOTAL RETURN
Total investment return based
  on net asset value (d)                        7.23%       40.89%       (6.37)%      12.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $105,368      $82,954      $22,832         $346
Ratio to average net assets of:
  Expenses, net of waivers
    and reimbursements                          1.09%(e)     1.45%        1.43%        1.20%(e)
  Expenses, before waivers
    and reimbursements                          1.38%(e)     1.53%        1.70%        3.17%(e)
  Net investment income (c)                      .22%(e)      .05%         .74%        2.17%(e)
Portfolio turnover rate                           19%          21%          28%          12%

(a)  Commencement of distribution.

(b)  Based on average shares outstanding.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of operations.

                             ALLIANCEBERNSTEIN
                         ------------------------
                             VARIABLE PRODUCTS
                         ------------------------
                               SERIES FUND
                         ------------------------
                            ALLIANCEBERNSTEIN
                         ------------------------
                           TECHNOLOGY PORTFOLIO
                         ------------------------



                            SEMI-ANNUAL REPORT
                              JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

TECHNOLOGY PORTFOLIO
TEN LARGEST HOLDINGS
JUNE 30, 2004 (UNAUDITED)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                  U.S. $ VALUE     PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
Microsoft Corp.                          $ 17,492,999                   5.8%
Intel Corp.                                15,963,839                   5.3
QUALCOMM, Inc.                             11,691,396                   3.9
Yahoo!, Inc.                               11,669,196                   3.9
Oracle Corp.                               11,198,095                   3.7
Broadcom Corp. Cl.A                         9,007,902                   3.0
Dell, Inc.                                  8,978,283                   3.0
SAP AG                                      8,318,100                   2.8
Samsung Electronics Co., Ltd.               8,123,216                   2.7
Marvell Technology Group Ltd.               8,060,730                   2.7
                                         ------------                  ----
                                         $110,503,756                  36.8%


-------------------------------------------------------------------------------

TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER
INVESTMENTS - 96.5%
TECHNOLOGY - 83.1%
COMMUNICATION
EQUIPMENT - 13.1%
3Com Corp. (a)                                  405,100     $  2,531,875
Cisco Systems, Inc. (a)                         316,400        7,498,680
Corning, Inc. (a)                               423,800        5,534,828
Juniper Networks, Inc. (a)                      310,450        7,627,757
Motorola, Inc.                                  237,000        4,325,250
QUALCOMM, Inc.                                  160,200       11,691,396
                                                            ------------
                                                              39,209,786
                                                            ------------
COMPUTER HARDWARE/
STORAGE - 6.7%
Dell, Inc. (a)                                  250,650        8,978,283
EMC Corp. (a)                                   528,763        6,027,898
Hewlett-Packard Co.                             134,300        2,833,730
Western Digital Corp. (a)                       249,900        2,164,134
                                                            ------------
                                                              20,004,045
                                                            ------------
COMPUTER SERVICES - 8.4%
Accenture Ltd. Cl.A
(Bermuda) (a)                                   145,600        4,001,088
BearingPoint, Inc. (a)                          135,340        1,200,466
Computer Sciences Corp. (a)                      97,150        4,510,675
First Data Corp.                                130,600        5,814,312
Fiserv, Inc. (a)                                 76,125        2,960,501
Infosys Technologies Ltd.
(ADR) (India)                                    50,300        4,666,331
Manhattan Associates, Inc. (a)                   63,000        1,945,440
                                                            ------------
                                                              25,098,813
                                                            ------------
CONTRACT
MANUFACTURING - 3.6%
Flextronics International Ltd.
(Singapore) (a)                                 353,300        5,635,135
Sanmina-SCI Corp. (a)                           574,950        5,232,045
                                                            ------------
                                                              10,867,180
                                                            ------------
INTERNET MEDIA - 1.3%
SINA Corp.
(Cayman Islands) (a)                            118,400        3,906,016
                                                            ------------
SEMI-CONDUCTOR
CAPITAL EQUIPMENT - 2.5%
Applied Materials, Inc. (a)                     218,250        4,282,065
KLA-Tencor Corp. (a)                             63,200        3,120,816
                                                            ------------
                                                               7,402,881
                                                            ------------
SEMI-CONDUCTOR
COMPONENTS - 22.2%
Agere Systems, Inc. Cl.A (a)                    395,700          910,110
Altera Corp. (a)                                133,680        2,970,370
Broadcom Corp. Cl.A (a)                         192,600        9,007,902
Intel Corp.                                     578,400       15,963,839
Linear Technology Corp.                         173,500        6,848,045
Marvell Technology Group Ltd.
(Bermuda) (a)                                   301,900        8,060,730
Maxim Integrated Products,
Inc.                                             46,750        2,450,635
Samsung Electronics Co., Ltd.
(GDR) (South Korea) (b)                          39,481        8,123,216
Silicon Laboratories, Inc. (a)                   57,600        2,669,760
Taiwan Semiconductor
Manufacturing Co., Ltd.
(ADR) (Taiwan) (a)                              565,227        4,697,036
United Microelectronics Corp.
(ADR) (Taiwan) (a)                              497,700        2,145,087
Vishay Intertechnology,
Inc. (a)                                        155,100        2,881,758
                                                            ------------
                                                              66,728,488
                                                            ------------
SOFTWARE - 24.4%
BMC Software, Inc. (a)                          185,700        3,435,450
Cognos, Inc. (Canada) (a)                        94,600        3,420,736
Electronic Arts, Inc. (a)                       109,800        5,989,590
Mercury Interactive Corp. (a)                   117,700        5,864,991
Microsoft Corp.                                 612,500       17,492,999
Oracle Corp. (a)                                938,650       11,198,095
SAP AG (ADR) (Germany)                          198,950        8,318,100
Symantec Corp. (a)                              149,500        6,545,110
TIBCO Software, Inc. (a)                        359,300        3,036,085
VERITAS Software Corp. (a)                      253,200        7,013,640
webMethods, Inc. (a)                            123,600        1,059,252
                                                            ------------
                                                              73,374,048
                                                            ------------
MISCELLANEOUS - 0.9%
HOYA Corp. (Japan)                               27,300        2,857,224
                                                            ------------
                                                             249,448,481
                                                            ------------
CONSUMER
SERVICES - 10.4%
BROADCASTING
& CABLE - 1.6%
News Corp. Ltd. pfd. (ADR)
(Australia)                                     145,100        4,770,888
                                                            ------------
CELLULAR
COMMUNICATIONS - 3.1%
Nextel Communications, Inc.
Cl.A (a)                                        253,800        6,766,308
Vodafone Group Plc (ADR)
(United Kingdom)                                122,383        2,704,664
                                                            ------------
                                                               9,470,972
                                                            ------------


-------------------------------------------------------------------------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
RETAIL - GENERAL
MERCHANDISE - 1.8%
eBay, Inc. (a)                                   57,700     $  5,305,515
                                                            ------------
MISCELLANEOUS - 3.9%
Yahoo!, Inc. (a)                                321,200       11,669,196
                                                            ------------
                                                              31,216,571
                                                            ------------
CAPITAL GOODS - 2.6%
ELECTRICAL
EQUIPMENT - 1.7%
AU Optronics Corp.
(ADR) (Taiwan)                                   75,800        1,238,572
Hon Hai (Salomon
Smith Barney)
warrants expiring
1/17/07 (a)                                   1,070,853        3,897,905
                                                            ------------
                                                               5,136,477
                                                            ------------
MISCELLANEOUS - 0.9%
NITTO DENKO Corp.
(Japan)                                          54,800        2,802,401
                                                            ------------
                                                               7,938,878
                                                            ------------


                                               SHARES OR
                                               PRINCIPAL
                                                  AMOUNT
COMPANY                                            (000)    U.S. $ VALUE
-------------------------------------------------------------------------------
MULTI-INDUSTRY
COMPANIES - 0.4%
Novatek Microelectronics
Corp., Ltd. (UBS AG)
warrants expiring
11/29/05 (a)                                    360,000     $  1,188,000
                                                            ------------
Total Common Stocks &
Other Investments
(cost $235,391,293)                                          289,791,930
                                                            ------------
SHORT-TERM
INVESTMENT - 4.5%
TIME DEPOSIT - 4.5%
The Bank of New York
0.563%, 7/01/04
(cost $13,400,000)                              $13,400       13,400,000
                                                            ------------
TOTAL
INVESTMENTS - 101.0%
(cost $248,791,293)                                          303,191,930
Other assets less
liabilities - (1.0%)                                          (3,043,250)
                                                            ------------
NET ASSETS - 100%                                           $300,148,680
                                                            ============
(a)  Non-income producing security
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate market value of this security amounted to $8,123,216 or 2.7% of net assets

     Glossary of Terms:
     ADR - American Depository Receipt
     GDR - Global Depository Receipt

     See Notes to Financial Statements.


-------------------------------------------------------------------------------

TECHNOLOGY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $248,791,293)         $303,191,930
  Cash                                                                 105,300
  Receivable for investment securities sold                          7,369,118
  Dividends and interest receivable                                     93,727
                                                                  ------------
  Total assets                                                     310,760,075
                                                                  ------------
LIABILITIES
  Payable for investment securities purchased                       10,260,179
  Advisory fee payable                                                 161,328
  Distribution fee payable                                              35,396
  Accrued expenses                                                     154,492
                                                                  ------------
  Total liabilities                                                 10,611,395
                                                                  ------------
NET ASSETS                                                        $300,148,680
                                                                  ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                                $20,656
  Additional paid-in capital                                       554,775,584
  Accumulated net investment loss                                   (1,107,079)
  Accumulated net realized loss on investment and foreign
    currency transactions                                         (307,941,118)
  Net unrealized appreciation of investments                        54,400,637
                                                                  ------------
                                                                  $300,148,680
                                                                  ============
Class A Shares
  Net assets                                                      $122,006,181
                                                                  ============
  Shares of capital stock outstanding                                8,342,005
                                                                  ============
  Net asset value per share                                       $      14.63
                                                                  ============
Class B Shares
  Net assets                                                      $178,142,499
                                                                  ============
  Shares of capital stock outstanding                               12,314,278
                                                                  ============
  Net asset value per share                                       $      14.47
                                                                  ============


See Notes to Financial Statements.


-------------------------------------------------------------------------------

TECHNOLOGY PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $27,726)            $    435,351
  Interest                                                              21,503
                                                                  ------------
  Total investment income                                              456,854
                                                                  ------------
EXPENSES
  Advisory fee                                                       1,555,939
  Distribution fee - Class B                                           229,807
  Custodian                                                             72,185
  Administrative                                                        34,500
  Printing                                                              24,956
  Audit and legal                                                       23,750
  Directors' fees                                                          500
  Transfer agency                                                          450
  Miscellaneous                                                          8,710
                                                                  ------------
  Total expenses                                                     1,950,797
  Less: expenses waived and reimbursed by the Adviser
    (see Note B)                                                      (388,985)
                                                                  ------------
  Net expenses                                                       1,561,812
                                                                  ------------
  Net investment loss                                               (1,104,958)
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
  Investment transactions                                           28,287,303
  Foreign currency transactions                                        (51,164)
  Net change in unrealized appreciation/depreciation of
    investments                                                    (25,668,176)
                                                                  ------------
  Net gain on investment transactions                                2,567,963
                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $  1,463,005
                                                                  ============


See Notes to Financial Statements.


-------------------------------------------------------------------------------

TECHNOLOGY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                              Six Months Ended      Year Ended
                                                 June 30, 2004    December 31,
                                                   (unaudited)            2003
                                              ================   =============
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment loss                            $  (1,104,958)  $  (2,464,249)
  Net realized gain (loss) on investment and
    foreign currency transactions                   28,236,139      (8,583,216)
  Net change in unrealized appreciation/
    depreciation of investments                    (25,668,176)     97,858,822
                                                 -------------   -------------
  Net increase in net assets from operations         1,463,005      86,811,357
CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                          (18,760,281)     37,738,092
                                                 -------------   -------------
  Total increase (decrease)                        (17,297,276)    124,549,449
NET ASSETS
  Beginning of period                              317,445,956     192,896,507
                                                 -------------   -------------
  End of period (including accumulated net
    investment loss of $1,107,079 and $2,121,
    respectively)                                $ 300,148,680   $ 317,445,956
                                                 =============   =============


See Notes to Financial Statements.


-------------------------------------------------------------------------------

TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: Significant Accounting Policies

The AllianceBernstein Technology Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek growth of capital. Current income is incidental to the Portfolio's objective. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.


-------------------------------------------------------------------------------

TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $388,985. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2004 amounted to $722,922, of which $26,312 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.


-------------------------------------------------------------------------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                   Purchases         Sales
                                                  ============    ============
Investment securities
  (excluding U.S. government securities)          $142,396,116    $167,221,707
U.S. government securities                                  -0-             -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                      $59,793,709
Gross unrealized depreciation                                       (5,393,072)
                                                                   -----------
Net unrealized appreciation                                        $54,400,637
                                                                   ===========
1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.


-------------------------------------------------------------------------------

TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Goverment securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2004, the Portfolio had no securities on loan.

NOTE F: Capital Stock

There are 1,000,000,000 share of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were follows:

                               SHARES                        AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2004  December 31,  June 30, 2004   December 31,
                      (unaudited)       2003       (unaudited)        2003
                     ------------  ------------  --------------  --------------
Shares sold              660,480     1,984,424   $   9,928,677   $  24,443,993
Shares redeemed       (1,296,934)   (2,293,157)    (18,801,717)    (27,150,563)
                     ------------  ------------  --------------  --------------
Net decrease            (636,454)     (308,733)  $  (8,873,040)  $  (2,706,570)
                     ============  ============  ==============  ==============

Class B
Shares sold            2,415,793     6,947,943   $  35,447,384   $  86,020,360
Shares redeemed       (3,152,283)   (3,870,229)    (45,334,625)    (45,575,698)
                     ------------  ------------  --------------  --------------
Net increase
  (decrease)            (736,490)    3,077,714   $  (9,887,241)  $  40,444,662
                     ============  ============  ==============  ==============


-------------------------------------------------------------------------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE G: Risks Involved in Investing in the Portfolio

Concentration of Risk - Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

NOTE I: Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $(318,384,220)(a)
Unrealized appreciation/(depreciation)                            62,273,655(b)
                                                               -------------
Total accumulated earnings/(deficit)                           $(256,110,565)
                                                               =============

(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $318,382,099 of which $124,840,492 expires in the year 2009, $172,308,210 expires in the year 2010, and $21,233,397 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses and net foreign currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of Portfolio's next taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004, post October foreign currency losses of $2,121.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J: Legal Proceedings

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

   (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

   (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which


-------------------------------------------------------------------------------

TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

   (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


-------------------------------------------------------------------------------

TECHNOLOGY PORTFOLIO
FINANCIAL HIGHLIGHTS


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            CLASS A
                                          ------------------------------------------------------------------------------
                                           Six Months
                                                Ended
                                             June 30,                           Year Ended December 31,
                                                 2004          ---------------------------------------------------------
                                          (unaudited)            2003        2002        2001        2000        1999
                                          ------------------------------------------------------------------------------
Net asset value, beginning of period           $14.49          $10.05      $17.24      $24.95      $33.61      $19.17

Income From Investment Operations
Net investment loss (a)                          (.04)(b)        (.11)       (.13)       (.12)       (.14)(b)    (.09)(b)
Net realized and unrealized gain (loss)
on investment transactions                        .18            4.55       (7.06)      (5.92)      (6.40)      14.57
                                          ------------------------------------------------------------------------------
Net increase (decrease) in net asset
value from operations                             .14            4.44       (7.19)      (6.04)      (6.54)      14.48
                                          ------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gain on
investment transactions                            -0-             -0-         -0-       (.11)      (2.12)       (.04)
Distributions in excess of net realized
gain on investment transactions                    -0-             -0-         -0-      (1.56)         -0-         -0-
                                          ------------------------------------------------------------------------------
Total dividends and distributions                  -0-             -0-         -0-      (1.67)      (2.12)       (.04)
                                          ------------------------------------------------------------------------------
Net asset value, end of period                 $14.63          $14.49      $10.05      $17.24      $24.95      $33.61
                                          ==============================================================================
Total Return
Total investment return based on
net asset value (c)                              0.97%          44.18%     (41.71)%    (25.23)%    (21.52)%     75.71%
Ratios/Supplemental Data
Net assets, end of period
(000's omitted)                              $122,006        $130,127     $93,369    $235,252    $343,601    $357,480
Ratio to average net assets of:
  Expenses, net of waivers and
  reimbursements                                  .86%(d)        1.11%       1.20%       1.08%       1.02%        .95%
  Expenses, before waivers and
  reimbursements                                 1.11%(d)        1.11%       1.20%       1.08%       1.06%       1.12%
  Net investment loss                            (.56)%(b)(d)    (.86)%     (1.01)%      (.64)%      (.38)%(b)   (.39)%(b)
Portfolio turnover rate                            47%             90%         68%         40%         61%         64%



See footnote summary on page 14.


-------------------------------------------------------------------------------

TECHNOLOGY PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                            CLASS B
                                          ------------------------------------------------------------------------------
                                           Six Months
                                                Ended                                                     September 22,
                                             June 30,                  Year Ended December 31,               1999(e) to
                                                 2004          ------------------------------------------  December 31,
                                          (unaudited)            2003        2002        2001        2000          1999
                                          ------------------------------------------------------------------------------
Net asset value, beginning of period           $14.35           $9.98      $17.15      $24.90      $33.61        $23.59
                                          ------------------------------------------------------------------------------
Income From Investment Operations
Net investment loss (a)                          (.06)(b)        (.14)       (.16)       (.17)       (.21)(b)      (.05)(b)
Net realized and unrealized gain (loss)
on investment transactions                        .18            4.51       (7.01)      (5.91)      (6.38)        10.07
                                          ------------------------------------------------------------------------------
Net increase (decrease) in net asset
value from operations                             .12            4.37       (7.17)      (6.08)      (6.59)        10.02
                                          ------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gain on
investment transactions                            -0-             -0-         -0-       (.11)      (2.12)           -0-
Distributions in excess of net realized
gain on investment transactions                    -0-             -0-         -0-      (1.56)         -0-           -0-
                                          ------------------------------------------------------------------------------
Total distributions                                -0-             -0-         -0-      (1.67)      (2.12)           -0-
                                          ------------------------------------------------------------------------------
Net asset value, end of period                 $14.47          $14.35       $9.98      $17.15      $24.90        $33.61
                                          ==============================================================================
Total Return
Total investment return based on net
asset value (c)                                  0.84%         43.79%      (41.81)%   (25.45)%     (21.68)%       42.48%
Ratios/Supplemental Data
Net assets, end of period
(000's omitted)                              $178,142       $187,319      $99,528   $179,076     $178,768       $10,350
Ratio to average net assets of:
  Expenses, net of waivers and
  reimbursements                                 1.11%(d)       1.37%        1.46%      1.33%        1.31%         1.20%(d)
  Expenses, before waivers and
  reimbursements                                 1.36%(d)       1.37%        1.46%      1.33%        1.33%         1.52%(d)
  Net investment loss                            (.81)%(b)(d)  (1.11)%      (1.27)%     (.92)%       (.66)%(b)     (.64)%(b)(d)
Portfolio turnover rate                            47%            90%          68%        40%          61%           64%



(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.


-------------------------------------------------------------------------------

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


(This page left intentionally blank.)

(This page left intentionally blank.)

                               AllianceBernstein
                        --------------------------------
                               Variable Products
                        --------------------------------
                                  Series Fund
                        --------------------------------
                               AllianceBernstein
                        --------------------------------
                             Total Return Portfolio
                        --------------------------------


                               Semi-Annual Report
                                 June 30, 2004

Investment Products Offered
================================
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
================================

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

Total Return Portfolio
Ten Largest Holdings
June 30, 2004 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================


================================================================================
COMPANY                                 U.S. $ VALUE      PERCENT OF NET ASSETS
================================================================================
U.S. Treasury Notes                     $44,152,879               19.3%
--------------------------------------------------------------------------------
U.S. Treasury Bonds                       9,130,032                4.0
--------------------------------------------------------------------------------
American International Group, Inc.        5,659,632                2.5
--------------------------------------------------------------------------------
Citigroup, Inc. (Bonds & Common Stock)    5,520,132                2.4
--------------------------------------------------------------------------------
Federal National Mortgage Assoc.
  (Bonds & Common Stock)                  4,688,806                2.1
--------------------------------------------------------------------------------
Bank One Corp.                            4,513,500                2.0
--------------------------------------------------------------------------------
ConocoPhillips                            4,485,852                2.0
--------------------------------------------------------------------------------
Bank of America Corp.                     4,383,316                1.9
--------------------------------------------------------------------------------
General Electric Co.                      4,206,969                1.8
--------------------------------------------------------------------------------
Microsoft Corp.                           3,712,800                1.6
                                        -----------              -----
                                        $90,453,918               39.6%

Total Return Portfolio
Portfolio Of Investments
June 30, 2004 (unaudited)        AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


Company                                                Shares      U.S. $ Value

COMMON STOCKS-56.7%
FINANCE-15.4%
BANKING -
   MONEY CENTER-1.1%
JP Morgan Chase & Co. ....................             46,900        $ 1,818,313
Wachovia Corp. ...........................             16,300            725,350
                                                                     -----------
                                                                       2,543,663
                                                                     -----------
BANKING - REGIONAL-3.9%
Bank of America Corp. ....................             51,800          4,383,316
Bank One Corp. ...........................             88,500          4,513,500
                                                                     -----------
                                                                       8,896,816
                                                                     -----------
BROKERAGE & MONEY
   MANAGEMENT-1.3%
Merrill Lynch & Co., Inc. ................             35,600          1,921,688
Morgan Stanley ...........................             18,900            997,353
                                                                     -----------
                                                                       2,919,041
                                                                     -----------
INSURANCE-5.0%
ACE Ltd. (Cayman Islands) ................             53,000          2,240,840
AFLAC Inc. ...............................             18,600            759,066
Allstate Corp. ...........................             23,000          1,070,650
American International
   Group, Inc. ...........................             79,400          5,659,632
Axis Capital Holdings Ltd.
   (Bermuda) .............................             14,200            397,600
MetLife, Inc. ............................             33,100          1,186,635
                                                                     -----------
                                                                      11,314,423
                                                                     -----------
MORTGAGE BANKING-1.2%
Fannie Mae ...............................             31,300          2,233,568
The PMI Group, Inc. ......................             13,600            591,872
                                                                     -----------
                                                                       2,825,440
                                                                     -----------
MISCELLANEOUS-2.9%
Citigroup, Inc. ..........................            117,500          5,463,750
MBNA Corp. ...............................             45,625          1,176,669
                                                                     -----------
                                                                       6,640,419
                                                                     -----------
                                                                      35,139,802
                                                                     -----------
ENERGY-7.3%
DOMESTIC
   INTEGRATED-0.6%
Occidental Petroleum Corp. ...............             28,000          1,355,480
                                                                     -----------
DOMESTIC
   PRODUCERS-0.8%
Devon Energy Corp. .......................              7,000            462,000
Noble Energy, Inc. .......................             26,400          1,346,400
                                                                     -----------
                                                                       1,808,400
                                                                     -----------
INTERNATIONAL-3.0%
BP p.l.c. (ADR)
   (United Kingdom) ......................             41,900          2,244,583
ChevronTexaco Corp. ......................             23,500          2,211,585
Exxon Mobil Corp. ........................             57,100          2,535,811
                                                                     -----------
                                                                       6,991,979
                                                                     -----------
OIL SERVICE-0.9%
EnCana Corp. (Canada) ....................             16,600            716,456
Halliburton Co. ..........................             17,700            535,602
Nabors Industries Ltd.
   (Bermuda) (a) .........................             19,700            890,834
                                                                     -----------
                                                                       2,142,892
                                                                     -----------
MISCELLANEOUS-2.0%
ConocoPhillips ...........................             58,800          4,485,852
                                                                     -----------
                                                                      16,784,603
                                                                     -----------
CONSUMER
   SERVICES-7.3%
BROADCASTING &
   CABLE-4.2%
Clear Channel
   Communications, Inc. ..................             48,900          1,806,855
Comcast Corp. Cl.A (a) ...................             36,750          1,030,102
Comcast Corp. Special
   Cl.A (a) ..............................             46,600          1,286,626
Time Warner, Inc. (a) ....................            106,300          1,868,754
Viacom, Inc. Cl. B .......................             80,700          2,882,604
Westwood One, Inc. (a) ...................             32,200            766,360
                                                                     -----------
                                                                       9,641,301
                                                                     -----------
CELLULAR
   COMMUNICATIONS-0.3%
Nextel Communications, Inc.
   Cl.A (a) ..............................             24,500            653,170
                                                                     -----------
ENTERTAINMENT &
   LEISURE-1.1%
Carnival Corp. (Panama) ..................             54,200          2,547,400
                                                                     -----------
RESTAURANTS &
   LODGING-0.4%
McDonald's Corp. .........................             32,900            855,400
                                                                     -----------
RETAIL - GENERAL
   MERCHANDISE-1.3%
The Home Depot, Inc. .....................             62,400          2,196,480
The TJX Cos., Inc. .......................             28,900            697,646
                                                                     -----------
                                                                       2,894,126
                                                                     -----------
                                                                      16,591,397
                                                                     -----------
HEALTHCARE-5.7%
DRUGS-1.3%
Pfizer, Inc. .............................             84,600          2,900,088
                                                                     -----------
MEDICAL PRODUCTS-0.7%
Alcon, Inc. (Switzerland) ................              3,900            306,735
Boston Scientific Corp. (a) ..............             32,700          1,399,560
                                                                     -----------
                                                                       1,706,295
                                                                     -----------

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


Company                                          Shares             U.S. $ Value

MEDICAL SERVICES-3.7%
Anthem, Inc. (a) .........................        17,900             $ 1,603,124
Caremark Rx, Inc. (a) ....................        35,300               1,162,782
HCA, Inc. ................................        51,500               2,141,885
UnitedHealth Group, Inc. .................        20,200               1,257,450
WellPoint Health Networks,
   Inc. (a) ..............................        20,000               2,240,200
                                                                     -----------
                                                                       8,405,441
                                                                     -----------
                                                                      13,011,824
                                                                     -----------
CONSUMER
   STAPLES-5.2%
BEVERAGES-1.2%
Anheuser-Busch Cos., Inc. ................        24,600               1,328,400
PepsiCo, Inc. ............................        12,800                 689,664
The Coca-Cola Co. ........................        13,000                 656,240
                                                                     -----------
                                                                       2,674,304
                                                                     -----------
COSMETICS-1.5%
Avon Products, Inc. ......................        72,580               3,348,841
                                                                     -----------
FOOD-0.2%
Dean Foods Co. (a) .......................        11,900                 443,989
                                                                     -----------
HOUSEHOLD
   PRODUCTS-1.1%
The Procter & Gamble Co. .................        46,400               2,526,016
                                                                     -----------
TOBACCO-1.2%
Altria Group, Inc. .......................        56,600               2,832,830
                                                                     -----------
                                                                      11,825,980
                                                                     -----------
TECHNOLOGY-3.6%
COMPUTER HARDWARE/
   STORAGE-1.5%
EMC Corp. (a) ............................        50,000                 570,000
Hewlett-Packard Co. ......................        77,700               1,639,470
International Business
   Machines Corp. (IBM) ..................        14,500               1,278,175
                                                                     -----------
                                                                       3,487,645
                                                                     -----------
SEMI-CONDUCTOR CAPITAL
   EQUIPMENT-0.3%
Applied Materials, Inc. (a) ..............        30,600                 600,372
                                                                     -----------
SEMI-CONDUCTOR
   COMPONENTS-0.2%
Marvell Technology Group
   Ltd. (Bermuda) (a) ....................        18,800                 501,960
                                                                     -----------
SOFTWARE-1.6%
Microsoft Corp. ..........................       130,000               3,712,800
                                                                     -----------
                                                                       8,302,777
                                                                     -----------
CAPITAL GOODS-3.5%
ELECTRICAL
   EQUIPMENT-0.5%
Johnson Controls, Inc. ...................        21,800               1,163,684
                                                                     -----------
MACHINERY-0.9%
Ingersoll-Rand Co. Cl.A
   (Bermuda) .............................        19,600             $ 1,338,876
PACCAR, Inc. .............................        12,200                 707,478
                                                                     -----------
                                                                       2,046,354
                                                                     -----------
MISCELLANEOUS-2.1%
General Electric Co. .....................        97,600               3,162,240
United Technologies Corp. ................        16,800               1,536,864
                                                                     -----------
                                                                       4,699,104
                                                                     -----------
                                                                       7,909,142
                                                                     -----------
UTILITIES-3.3%
ELECTRIC & GAS
   UTILITY-1.3%
Entergy Corp. ............................        21,000               1,176,210
Exelon Corp. .............................        36,400               1,211,756
PPL Corp. ................................        14,800                 679,320
                                                                     -----------
                                                                       3,067,286
                                                                     -----------
TELEPHONE UTILTIY-2.0%
BellSouth Corp. ..........................        26,600                 697,452
SBC Communications, Inc. .................        40,000                 970,000
Sprint Corp. (FON Group) .................        55,500                 976,800
Verizon Communications,
   Inc. ..................................        50,300               1,820,357
                                                                     -----------
                                                                       4,464,609
                                                                     -----------
                                                                       7,531,895
                                                                     -----------
TRANSPORTATION-2.1%
RAILROAD-2.1%
Burlington Northern
   Santa Fe Corp. ........................        56,700               1,988,469
Union Pacific Corp. ......................        46,100               2,740,645
                                                                     -----------
                                                                       4,729,114
                                                                     -----------
CONSUMER
   MANUFACTURING-1.0%
BUILDING & RELATED-0.9%
American Standard Cos.,
   Inc. (a) ..............................        44,400               1,789,764
Mohawk Industries, Inc. (a) ..............         4,900                 359,317
                                                                     -----------
                                                                       2,149,081
                                                                     -----------
MISCELLANEOUS-0.1%
Bunge Ltd. (Bermuda) .....................         6,900                 268,686
                                                                     -----------
                                                                       2,417,767
                                                                     -----------
BASIC INDUSTRY-1.0%
CHEMICALS-0.7%
Air Products and Chemicals,
   Inc. ..................................        16,200                 849,690
E.I. du Pont de Nemours
   and Co. ...............................        13,900                 617,438
                                                                     -----------
                                                                       1,467,128
                                                                     -----------
CONTAINERS-0.0%
Ball Corp. ...............................         1,100                  79,255
                                                                     -----------

Total Return Portfolio
Portfolio Of Investments
(continued)

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


                                                 Shares or
                                                 Principal
                                                    Amount
Company                                              (000)         U.S. $ Value
--------------------------------------------------------------------------------

MINING & METALS-0.3%
Alcoa, Inc. ..............................          21,000        $    693,630
                                                                  ------------
                                                                     2,240,013
                                                                  ------------
MULTI-INDUSTRY
   COMPANIES-0.9%
3M Co. ...................................          12,300           1,107,123
Tyco International Ltd. ..................          28,400             941,176
                                                                  ------------
                                                                     2,048,299
                                                                  ------------
AEROSPACE &
   DEFENSE-0.4%
AEROSPACE-0.4%
Northrop Grumman Corp. ...................          19,200           1,031,040
                                                                  ------------
Total Common Stocks
   (cost $106,583,144) ...................                         129,563,653
                                                                  ------------
U.S. GOVERNMENT
   & GOVERNMENT
   SPONSORED AGENCY
   OBLIGATIONS-24.4%
Federal National Mortgage Assoc.
   6.625%, 10/15/07 ......................         $ 2,250           2,455,238
U.S. Treasury Bonds
   3.625%, 5/15/13 .......................           3,070           2,875,009
   4.00%, 2/15/14 ........................           1,580           1,506,309
   4.25%, 8/15/13 ........................           1,085           1,059,486
   5.375%, 2/15/31 .......................           1,315           1,326,661
   6.875%, 8/15/25 .......................             650             773,196
   8.125%, 8/15/21 .......................              35              46,324
   11.25%, 2/15/15 .......................           1,000           1,543,047
U.S. Treasury Notes
   2.00%, 8/31/05 ........................          15,000          14,971,890
   3.00%, 11/15/07 .......................             800             792,688
   3.00%, 2/15/09 ........................             450             436,184
   3.125%, 4/15/09 .......................             400             388,766
   4.00%, 11/15/12 .......................           4,850           4,697,113
   4.625%, 5/15/06 .......................           7,125           7,379,669
   5.625%, 5/15/08 .......................           5,425           5,841,201
   5.75%, 8/15/10 ........................           1,000           1,090,626
   6.25%, 2/15/07 ........................           4,600           4,972,315
   6.875%, 5/15/06 .......................           2,750           2,961,192
   7.50%, 2/15/05 ........................             600             621,235
                                                                  ------------
Total U.S. Government &
   Government Sponsored
   Agency Obligations
   (cost $55,004,782) ...................                           55,738,149
                                                                  ------------
CORPORATE DEBT OBLIGATIONS-14.8%
AUTOMOTIVE-1.5%
Ford Motor Credit Co.
   7.00%, 10/01/13 .......................             200             202,234
   7.375%, 2/01/11 .......................             650             686,490
   7.875%, 6/15/10 .......................             100             108,936
General Motors Corp.
   7.20%, 1/15/11 ........................             250             262,289
   8.375%, 7/15/33 .......................           1,800           1,910,659
Lear Corp.
   8.11%, 5/15/09 ........................             200             228,041
                                                                  ------------
                                                                     3,398,649
                                                                  ------------
BANKING-2.2%
Abbey National
Capital Trust I Plc
   8.963%, 12/29/49 (b) ..................             291             363,943
Barclays Bank Plc
   8.55%, 9/29/49 (b)(c) .................              50              59,296
BNP Paribas LLC
   5.125%, 1/15/15 (c) ...................             300             291,979
Citigroup, Inc.
   7.25%, 10/01/10 .......................              50              56,382
Deutsche Bank Capital
Funding Trust I
   7.872%, 12/29/49 (b)(c) ...............             250             284,461
Development Bank of Singapore
   7.125%, 5/15/11 (c) ...................             500             553,762
Dresdner Funding Trust I
   8.151%, 6/30/31 (c) ...................             150             167,574
First Union Capital II
   7.95%, 11/15/29 .......................             150             178,337
Fuji JGB Investment pfd
   Mizuho
   9.87%, 6/30/08 (b)(c) .................             500             566,067
HBOS Plc (United Kingdom)
   5.375%, 11/29/49 (b)(c) ...............             250             241,362
HSBC Capital Funding LP
   10.176%, 12/31/99 (b)(c) ..............             560             782,082
Royal Bank of Scotland Group
   Plc (United Kingdom)
   7.648%, 8/29/49 (b) ...................             250             281,544
Sanwa Bank Ltd. .
   7.40%, 6/15/11 ........................             200             217,765
UBS Preferred Funding Trust II
   7.247%, 6/26/49 (b) ...................             250             279,731
UFJ Finance Aruba AEC
   6.75%, 7/15/13 ........................             200             207,162
US Bancorp
   7.50%, 6/01/26 ........................             400             467,740
                                                                  ------------
                                                                     4,999,187
                                                                  ------------
BROADCASTING/
   MEDIA-0.5%
Liberty Media Corp.
   8.25%, 2/01/30 ........................             250             285,655
News America Holdings, Inc.
   8.25%, 10/17/96 .......................              60              70,036
Time Warner Cos., Inc.
   7.75%, 6/15/05 ........................             140             145,868
Time Warner Entertainment
   Co. LP
   8.375%, 3/15/23 .......................             375             438,715
WPP Finance (UK) Corp.
   5.875%, 6/15/14 (c) ...................             250             251,493
                                                                  ------------
                                                                     1,191,767
                                                                  ------------

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


                                                 Principal
                                                    Amount
Company                                              (000)         U.S. $ Value
--------------------------------------------------------------------------------
BUILDING/
   REAL ESTATE-0.3%
Beazer Homes USA, Inc.
   8.375%, 4/15/12 .......................            $  100       $    106,000
CRH America, Inc.
   6.95%, 3/15/12 ........................               250            275,108
EOP Operating LP
   7.875%, 7/15/31 .......................               200            223,869
   8.375%, 3/15/06 .......................                35             37,892
Meritage Corp.
   9.75%, 6/01/11 ........................               100            110,500
                                                                   ------------
                                                                        753,369
                                                                   ------------
CABLE-0.5%
Continental Cablevision, Inc.
   9.00%, 9/01/08 ........................               300            349,920
EchoStar DBS Corp.
   5.75%, 10/01/08 .......................               200            198,250
   9.125%, 1/15/09 .......................               130            143,163
Rogers Cable, Inc. (Canada)
   6.25%, 6/15/13 ........................               250            236,605
Shaw Communications, Inc.
(Canada)
   7.20%, 12/15/11 .......................               200            207,991
                                                                   ------------
                                                                      1,135,929
                                                                   ------------
COMMUNICATIONS-0.9%
British Telecommunications Plc
(United Kingdom)
   8.875%, 12/15/30 ......................               350            433,039
KPN NV (Netherlands)
   8.375%, 10/01/30 ......................               500            609,257
Qwest Capital Funding, Inc.
   7.75%, 8/15/06 ........................                45             44,775
Qwest Services Corp.
   13.50%, 12/15/10 (c) ..................               259            302,383
Sprint Capital Corp.
   6.875%, 11/15/28 ......................               850            819,414
                                                                   ------------
                                                                      2,208,868
                                                                   ------------
COMMUNICATIONS -
   MOBILE-0.4%
America Movil SA de CV
   (Mexico)
   5.50%, 3/01/14 (c) ....................               125            115,461
Mobile Telesystems Finance
   (Luxembourg)
   8.375%, 10/14/10 (c) ..................               250            236,875
PTC International Finance II SA
   (Luxembourg)
   11.25%, 12/01/09 ......................               250            272,500
TELUS Corp. (Canada)
   7.50%, 6/01/07 ........................               200            217,969
                                                                   ------------
                                                                        842,805
                                                                   ------------
CONGLOMERATE/
   MISCELLANEOUS-0.1%
Cendant Corp.
   6.25%, 1/15/08 ........................               250       $    266,814
                                                                   ------------
CONTAINERS-0.1%
Packaging Corp. of America
   4.375%, 8/01/08 .......................               200            198,085
                                                                   ------------
ENERGY-0.1%
Union Pacific Resources
   Group, Inc.
   7.30%, 4/15/09 ........................               150            166,054
XTO Energy, Inc.
   7.50%, 4/15/12 ........................               100            113,005
                                                                   ------------
                                                                        279,059
                                                                   ------------
ENTERTAINMENT/
   LEISURE-0.2%
Six Flags, Inc.
   9.50%, 2/01/09 ........................               200            206,500
   9.75%, 4/15/13 ........................               200            202,000
                                                                   ------------
                                                                        408,500
                                                                   ------------
FINANCIAL-2.0%
Capital One Bank
   6.50%, 6/13/13 ........................               400            413,129
Chohung Bank (South Korea)
   11.875%, 4/01/10 (c) ..................                80             85,000
Countrywide Home Loan, Inc. .
   4.25%, 12/19/07 .......................               250            252,686
General Electric Capital Corp.
   5.00%, 6/15/07 ........................               500            519,546
   5.875%, 2/15/12 .......................               500            525,183
Goldman Sachs Capital I ..................
   6.345%, 2/15/34 .......................               250            235,522
Goldman Sachs Group, Inc.
   6.60%, 1/15/12 ........................               500            538,846
   6.65%, 5/15/09 ........................               200            217,978
Household Finance Corp.
   5.75%, 1/30/07 ........................               200            210,224
   6.50%, 1/24/06 ........................                75             79,083
   7.875%, 3/01/07 .......................               150            165,828
iStar Financial, Inc.
   6.00%, 12/15/10 .......................               200            199,750
Lehman Brothers Holdings, Inc.
   7.875%, 8/15/10 .......................               150            174,462
Markel Capital Trust I
   8.71%, 1/01/46 ........................               200            203,000
Merrill Lynch & Co., Inc.
   6.00%, 2/17/09 ........................               500            532,029
Morgan Stanley
   7.75%, 6/15/05 ........................               125            131,121
The Hartford Financial
   Services, Inc.
   6.375%, 11/01/08 ......................               125            135,459
                                                                   ------------
                                                                      4,618,846
                                                                   ------------

Total Return Portfolio
Portfolio Of Investments
(continued)

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------

                                                 Principal
                                                    Amount
Company                                              (000)         U.S. $ Value
--------------------------------------------------------------------------------
FOOD/BEVERAGE-0.5%
Dimon, Inc. Series B
   9.625%, 10/15/11 ......................             $ 200       $    203,000
Kellogg Co. Cl.B
   6.60%, 4/01/11 ........................               300            329,511
Kraft Foods, Inc.
   5.25%, 10/01/13 .......................               300            292,797
Phillip Morris
   7.75%, 1/15/27 ........................                90             92,269
Swift & Co.
   10.125%, 10/01/09 .....................               200            214,500
                                                                   ------------
                                                                      1,132,077
                                                                   ------------
HEALTHCARE-0.3%
HCA, Inc.
   6.25%, 2/15/13 ........................               400            398,260
UnitedHealth Group, Inc.
   4.875%, 4/01/13 .......................               250            244,420
                                                                   ------------
                                                                        642,680
                                                                   ------------
HOTEL/LODGING-0.1%
Intrawest Corp. (Canada)
   7.50%, 10/15/13 .......................               200            196,500
                                                                   ------------
INDUSTRIAL-0.7%
Case New Holland, Inc.
   9.25%, 8/01/11 (c) ....................               100            105,500
CRH America, Inc.
   6.40%, 10/15/33 .......................               300            300,556
Imperial Tobacco (Netherlands)
   7.125%, 4/01/09 .......................               170            185,161
Trimas Corp.
   9.875%, 6/15/12 .......................               200            213,000
Tyco International Group, SA
   6.375%, 10/15/11 ......................               200            213,066
Waste Management, Inc.
   6.375%, 11/15/12 ......................               500            529,817
                                                                   ------------
                                                                      1,547,100
                                                                   ------------
INSURANCE-0.3%
American Reinsurance
   7.45%, 12/15/26 .......................               140            148,898
Loews Corp.
   6.75%, 12/15/06 .......................               100            105,388
Mangrove Bay
Pass-Through Trust
   6.102%, 7/15/33 (b)(c) ................               400            395,928
                                                                   ------------
                                                                        650,214
                                                                   ------------
METALS/MINING-0.1%
International Steel Group
   6.50%, 4/15/14 (c) ....................               205            193,213
                                                                   ------------
MUNICIPAL
OBLIGATION-0.2%
Dallas-Fort Worth Texas
International Airport Facility
   7.07%, 11/01/24 .......................               400            431,264
                                                                   ------------
NON-AIR
TRANSPORTATION-0.5%
Bombardier Capital, Inc.
   7.50%, 10/17/05 (c) ...................               125            127,596
CSX Corp.
   6.75%, 3/15/11 ........................               250            271,534
Union Pacific Corp.
   6.625%, 2/01/29 .......................               800            824,382
                                                                   ------------
                                                                      1,223,512
                                                                   ------------
PAPER/PACKAGING-0.5%
Abitibi-Consolidated, Inc.
(Canada)
   8.30%, 8/01/05 ........................                25             25,999
Domtar, Inc. (Canada)
   7.875%, 10/15/11 ......................               250            280,872
MeadWestvaco Corp.
   6.85%, 4/01/12 ........................               500            537,166
Owens-Brockway Glass
   8.875%, 2/15/09 .......................               150            162,750
Tembec Industries, Inc.
(Canada)
   8.50%, 2/01/11 ........................               200            203,000
                                                                   ------------
                                                                      1,209,787
                                                                   ------------
PETROLEUM
PRODUCTS-0.3%
Amerada Hess Corp.
   7.30%, 8/15/31 ........................               350            56,422
Canadian Natural Resources
Ltd.
   6.70%, 7/15/11 ........................               300            327,632
                                                                   ------------
                                                                        684,054
                                                                   ------------

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


                                                 Shares or
                                                 Principal
                                                    Amount
Company                                              (000)         U.S. $ Value
--------------------------------------------------------------------------------

PUBLIC UTILITIES -
ELECTRIC & GAS-1.6%
American Electric Power
Co., Inc. Series C
   5.375%, 3/15/10 .......................       $       250       $    255,742
Calpine Corp.
   8.50%, 7/15/10 (c) ....................               200            166,500
CenterPoint Energy Resources
Corp. Series B
   7.875%, 4/01/13 .......................               200            224,141
Consumers Energy Co. Series B
   5.375%, 4/15/13 .......................               150            147,143
Dominion Resources
Capital Trust III
   8.40%, 1/15/31 ........................               200            232,491
DPL, Inc.
   8.25%, 3/01/07 ........................               550            587,125
FirstEnergy Corp. Series C
   7.375%, 11/15/31 ......................               500            522,706
FPL Energy Virginia
   7.52%, 6/30/19 (c) ....................               225            245,228
Nevada Power Co. Series A
   8.25%, 6/01/11 ........................               200            210,000
NiSource Finance Corp.
   7.875%, 11/15/10 ......................               250            286,963
Progress Energy, Inc.
   7.10%, 3/01/11 ........................               400            438,902
Xcel Energy, Inc.
   7.00%, 12/01/10 .......................               175            193,833
Yorkshire Power
   8.25%, 2/15/05 (c) ....................               150            153,673
                                                                   ------------
                                                                      3,664,447
                                                                   ------------
PUBLIC UTILITIES -
TELEPHONE-0.2%
Telecom Italia Capital,
SA (Italy)
   4.00%, 11/15/08 (c) ...................               250            245,829
Telefonos de Mexico
SA de CV (Mexico)
   8.25%, 1/26/06 ........................               250            268,518
                                                                   ------------
                                                                        514,347
                                                                   ------------
RETAIL-0.1%
J.C. Penney Co., Inc.
   7.60%, 4/01/07 ........................               100            108,375
TM Group Holdings
(United Kingdom)
   11.00%, 5/15/08 .......................               211            216,275
                                                                   ------------
                                                                        324,650
                                                                   ------------
SUPERMARKET/DRUG-0.5%
Delhaize America, Inc.
   8.125%, 4/15/11 .......................               500            548,265
Pathmark Stores, Inc.
   8.75%, 2/01/12 ........................               200            201,000
The Kroger Co.
   5.50%, 2/01/13 ........................               300            299,683
                                                                   ------------
                                                                      1,048,948
                                                                   ------------
TECHNOLOGY-0.1%
ON Semiconductor Corp.
   12.00%, 3/15/10 .......................               145            170,375
                                                                   ------------
Total Corporate Debt Obligations
   (cost $32,482,096) ....................                           33,935,046
                                                                   ------------
PREFERRED STOCKS-0.7%
AUTOMOTIVE-0.2%
Ford Motor Co. Capital
   Trust II ..............................            10,000            547,600
                                                                   ------------
BANKING-0.1%
Royal Bank of Scotland Group
   Plc ...................................            10,000            215,500
                                                                   ------------
COMMUNICATIONS-0.1%
Centaur Funding Corp.
   (Cayman Islands) (c) ..................               200            245,222
                                                                   ------------
FINANCIAL-0.1%
Sovereign REIT (c) .......................                90            131,625
                                                                   ------------
PUBLIC UTILITIES -
   ELECTRIC & GAS-0.2%
DTE Energy Trust I .......................            20,000            513,000
                                                                   ------------
Total Preferred Stocks
   (cost $1,560,503) .....................                            1,652,947
                                                                   ------------
SOVEREIGN DEBT
   OBLIGATIONS-0.4%
Korea Development Bank
   (South Korea)
   5.75%, 9/10/13 ........ ...............               200            199,263
United Mexican States (Mexico)
   6.375%, 1/16/13 .......................               700            700,350
                                                                   ------------
Total Sovereign Debt
   Obligations
   (cost $899,723) .......................                              899,613
                                                                   ------------
CONVERTIBLE PREFERRED
   STOCKS-0.1%
FINANCE-0.1%
INSURANCE-0.0%
Genworth Financial, Inc.
   6.00%, 5/16/07 ........................             1,350             38,556
                                                                   ------------

Total Return Portfolio
Portfolio Of Investments
(continued)

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


                                                 Shares or
                                                 Principal
                                                    Amount
Company                                              (000)         U.S. $ Value
--------------------------------------------------------------------------------
MORTGAGE BANKING-0.1%
Sovereign Capital Trust IV
   4.375%, 3/01/34 .......................             4,000       $    190,000
                                                                   ------------
Total Convertible
   Preferred Stocks
   (cost $233,750) .......................                              228,556
                                                                   ------------
YANKEE BOND-0.1%
Petronas Capital Ltd.
   7.00%, 5/22/12 (c)
   (cost $149,794) .......................            $  150            163,845
                                                                   ------------
SHORT-TERM
   INVESTMENT-3.3%
TIME DEPOSIT-3.3%
The Bank of New York
    0.563%, 7/01/04
    (cost $7,600,000) .....................            7,600          7,600,000
                                                                   ------------
TOTAL
   INVESTMENTS-100.5%
   (cost $204,513,792) ....................                         229,781,809
Other assets less
   liabilities-(0.5%) .....................                          (1,094,079)
                                                                   ------------
NET ASSETS-100% ...........................                        $228,687,730
                                                                   ============


(a) Non-income producing security.
(b) Variable rate coupon, rate shown as of June 30, 2004.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate market value of these securities amounted to $6,111,954 or 2.7% of net assets.

Glossary:
ADR-American Depository Receipt
See Notes to Financial Statements.

Total Return Portfolio
Statement Of Assets And Liabilities
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


ASSETS
   Investments in securities, at value (cost $204,513,792) ...... $ 229,781,809
   Cash .........................................................        36,884
   Dividends and interest receivable ............................     1,324,221
   Receivable for investment securities sold ....................       239,255
                                                                   ------------
   Total assets .................................................   231,382,169
                                                                   ------------
LIABILITIES
   Payable for investment securities purchased ..................     2,432,674
   Advisory fee payable .........................................       101,967
   Distribution fee payable .....................................        10,048
   Accrued expenses .............................................       149,750
                                                                   ------------
   Total liabilities ............................................     2,694,439
                                                                   ------------
NET ASSETS ......................................................  $228,687,730
                                                                   ============
COMPOSITION OF NET ASSETS
   Capital stock, at par ........................................  $     12,934
   Additional paid-in capital ...................................   218,458,481
   Undistributed net investment income ..........................     2,662,351
   Accumulated net realized loss on investment transactions .....   (17,714,053)
   Net unrealized appreciation of investments ...................    25,268,017
                                                                   ------------
                                                                   $228,687,730
                                                                   ============
Class A Shares
   Net assets ...................................................  $190,103,447
                                                                   ============
   Shares of capital stock outstanding ..........................    10,743,689
                                                                   ============
   Net asset value per share ....................................  $      17.69
                                                                   ============
Class B Shares
   Net assets ...................................................  $ 38,584,283
                                                                   ============
   Shares of capital stock outstanding ..........................     2,190,778
                                                                   ============
   Net asset value per share ....................................  $      17.61
                                                                   ============


See Notes to Financial Statements.

Total Return Portfolio
Statement Of Operations
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


INVESTMENT INCOME
   Interest                                                    $ 2,329,884
   Dividends (net of foreign taxes withheld of $3,497)           1,205,656
                                                               -----------
   Total investment income                                       3,535,540
                                                               -----------
EXPENSES
   Advisory fee                                                    708,232
   Distribution fee--Class B                                        41,443
   Custodian                                                        96,304
   Administrative                                                   34,500
   Audit and legal                                                  28,667
   Printing                                                         12,803
   Directors' fees                                                     500
   Transfer agency                                                     450
   Miscellaneous                                                    13,373
                                                               -----------
   Total expenses                                                  936,272
   Less: expenses waived and reimbursed by the Adviser
      (see Note B)                                                 (84,988)
                                                               -----------
   Net expenses                                                    851,284
                                                               -----------
   Net investment income                                         2,684,256
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
   Net realized gain on investment transactions                  2,281,957
   Net change in unrealized appreciation/
       depreciation of investments                                (786,773)
                                                               -----------
   Net gain on investment transactions                           1,495,184
                                                               -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $ 4,179,440
                                                               ===========



See Notes to Financial Statements.

Total Return Portfolio
Statement Of Changes In Net Assets

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


                                                                                  Six Months Ended        Year Ended
                                                                                    June 30, 2004        December 31,
                                                                                     (unaudited)              2003
                                                                                 ===================   ===============

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .......................................................   $   2,684,256       $   5,005,227
   Net realized gain (loss) on investment transactions .........................       2,281,957            (989,573)
   Net change in unrealized appreciation/depreciation of investments ...........        (786,773)         30,153,121
                                                                                   -------------       -------------
   Net increase in net assets from operations ..................................       4,179,440          34,168,775
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income
   Class A .....................................................................      (4,209,896)         (4,737,202)
   Class B .....................................................................        (804,109)           (245,968)
CAPITAL STOCK TRANSACTIONS
   Net increase ................................................................       8,771,951          16,592,502
                                                                                   -------------       -------------
   Total increase ..............................................................       7,937,386          45,778,107
NET ASSETS
   Beginning of period .........................................................     220,750,344         174,972,237
                                                                                   -------------       -------------
   End of period (including undistributed net investment income of
   $2,662,351 and $4,992,100, respectively) ....................................   $ 228,687,730       $ 220,750,344
                                                                                   =============       =============


See Notes to Financial Statements.

Total Return Portfolio
Notes To Financial Statements
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


NOTE A: Significant Accounting Policies
The AllianceBernstein Total Return Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to achieve a high return through a combination of current income and capital appreciation. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums or accretes discounts as adjustments to interest income.

5. Income and Expenses
Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions
The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annual rate of .625% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly. Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $84,988. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

Total Return Portfolio
Notes To Financial Statements
(continued)

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


Brokerage commissions paid on investment transactions for the six months ended June 30, 2004 amounted to $69,657, none of which was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

The Portfolio compensates
Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

NOTE C: Distribution Plan
The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                  Purchases             Sales
                                                ============        ============
Investment securities
   (excluding U.S. government securities)       $ 33,787,350        $ 34,164,951
U.S. government securities                         79,168,796         68,467,469

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                      $ 28,389,988
Gross unrealized depreciation                                        (3,121,971)
                                                                   ------------
Net unrealized appreciation                                        $ 25,268,017
                                                                   ============
1. Forward Exchange Currency Contracts
The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. Option Transactions
For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: Securities Lending
The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2004, the Portfolio had no securities on loan.

NOTE F: Capital Stock
There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                                 ==================================  ====================================
                                                                Shares                              Amount
                                                 ==================================  ====================================
                                                  Six Months Ended    Year Ended       Six Months Ended     Year Ended
                                                    June 30, 2004     December 31,       June 30, 2004     December 31,
                                                     (unaudited)          2003             (unaudited)          2003
                                                 ==================  ==============   ==================  ===============
Class A
Shares sold ...................................         285,401         1,150,300          $ 5,155,454     $ 18,599,550
Shares issued in reinvestment
   of dividends and distributions .............         240,428           281,808            4,209,896        4,737,202
Shares redeemed ...............................        (892,255)       (1,543,162)         (16,096,931)     (24,808,763)
                                                     ----------       -----------          -----------     ------------
Net decrease ..................................        (366,426)         (111,054)         $(6,731,581)    $ (1,472,011)
                                                     ==========       ===========          ===========     ============


Total Return Portfolio
Notes To Financial Statements
(continued)

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


                                                 ==================================  ====================================
                                                                Shares                              Amount
                                                 ==================================  ====================================
                                                  Six Months Ended    Year Ended       Six Months Ended     Year Ended
                                                    June 30, 2004     December 31,       June 30, 2004     December 31,
                                                     (unaudited)          2003             (unaudited)          2003
                                                 ==================  ==============   ==================  ===============
Class B
Shares sold ..................................          877,873         1,612,646         $ 15,709,235     $ 26,328,138
Shares issued in reinvestment
   of dividends and distributions ............          46,134             14,676              804,109          245,968
Shares redeemed ..............................          (56,906)         (519,958)          (1,009,812)      (8,509,593)
                                                     ----------       -----------          -----------     ------------
Net increase .................................          867,101         1,107,364         $ 15,503,532     $ 18,064,513
                                                     ==========       ===========          ===========     ============


NOTE G: Risks Involved in Investing in the Portfolio
Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

NOTE I: Distributions to Shareholders
The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                     2003                2002
                                                 ===========         ===========
Distributions paid from:
   Ordinary income ...........................   $ 4,983,170         $ 4,856,562
   Net long-term capital gains ...............            -0-            840,055
                                                 -----------         -----------
Total taxable distributions ..................     4,983,170           5,696,617
                                                 -----------         -----------
Total distributions paid .....................   $ 4,983,170         $ 5,696,617
                                                 ===========         ===========



As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income ................                   $ 4,992,100
Accumulated capital and other losses .........                   (19,288,230)(a)
Unrealized appreciation/(depreciation) .......                    25,347,010(b)
                                                                ------------
Total accumulated earnings/(deficit) .........                  $ 11,050,880
                                                                ============

(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $19,288,230 of which $16,290,423 expires in the year 2010 and $2,997,807 expires in year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


NOTE J: Legal Proceedings
As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

Total Return Portfolio
Notes To Financial Statements
(continued)

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

Total Return Portfolio
Financial Highlights

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                 ===================================================================================
                                                                                      Class A
                                                 ===================================================================================
                                                  Six Months
                                                     Ended                            Year Ended December 31,
                                                 June 30, 2004   ===================================================================
                                                  (unaudited)      2003           2002          2001(a)        2000          1999
                                                 =============   ========        ========       ========     ========       ========
Net asset value, beginning of period .........     $ 17.76       $ 15.30         $ 17.65        $ 18.01      $ 17.49        $ 18.06
Income From Investment Operations
---------------------------------
Net investment income (b) ....................         .21(c)        .42             .45            .44          .48            .44
Net realized and unrealized gain (loss)
   on investment transactions ................         .12          2.47           (2.29)         (0.01)        1.63            .70
Net increase (decrease) in net asset
   value from operations .....................         .33          2.89           (1.84)          0.43         2.11           1.14
Less: Dividends and Distributions
---------------------------------
Dividends from net investment
   income ....................................        (.40)         (.43)           (.32)          (.28)        (.39)          (.36)
Distributions from net realized gain on
   investment transactions ...................          -0-           -0-           (.19)          (.42)       (1.20)         (1.35)
Distributions in excess of net realized
   gain on investment transactions ...........          -0-           -0-             -0-          (.09)          -0-            -0-
Total dividends and distributions ............        (.40)         (.43)           (.51)          (.79)       (1.59)         (1.71)
Net asset value, end of period ...............     $ 17.69       $ 17.76         $ 15.30        $ 17.65      $ 18.01        $ 17.49
Total Return
------------
Total investment return based on
   net asset value (d) .......................        1.88%        19.05%         (10.58)%         2.27%       12.52%          6.53%
Ratios/Supplemental Data
------------------------
Net assets, end of period
   (000's omitted) ...........................    $190,104      $197,334        $171,670       $183,098      $90,736        $75,170
Ratio to average net assets of:
   Expenses, net of waivers and
      reimbursements .........................         .71%(e)       .79%            .79%           .78%         .87%           .86%
   Expenses, before waivers and
      reimbursements .........................         .79%(e)       .79%            .79%           .78%         .87%           .86%
   Net investment income .....................        2.40%(c)(e)   2.60%           2.76%          2.50%        2.77%          2.48%
Portfolio turnover rate ......................          47%           81%             57%            71%         102%            91%



See footnote summary on page 20.

Total Return Portfolio
Financial Highlights
(continued)

                                AllianceBernstein Variable Products Series Fund
-------------------------------------------------------------------------------


                                                 =======================================================
                                                                         Class B
                                                 =======================================================
                                                  Six Months                               October 26,
                                                     Ended        Year Ended December 31,    2001(f) to
                                                 June 30, 2004   ========================   December 31,
                                                  (unaudited)      2003            2002       2001(a)
                                                 =============   ========        ========  =============
Net asset value, beginning of period               $ 17.69       $ 15.27         $ 17.65      $ 17.56
Income From Investment Operations
---------------------------------
Net investment income (b)                              .19(c)        .36             .39          .06
Net realized and unrealized gain (loss) on
   investment transactions                             .12          2.48           (2.27)         .03
Net increase (decrease) in net asset value
   from operations                                     .31          2.84           (1.88)         .09
Less: Dividends and Distributions
---------------------------------
Dividends from net investment income                  (.39)         (.42)           (.31)          -0-
Distributions from net realized gain on
   investment transactions                              -0-           -0-           (.19)          -0-
Total dividends and distributions                     (.39)         (.42)           (.50)          -0-
Net asset value, end of period                     $ 17.61       $ 17.69         $ 15.27       $17.65
Total Return
------------
Total investment return based on
   net asset value (d)                                1.75%        18.78%         (10.80)%        .51%
Ratios/Supplemental Data
------------------------
Net assets, end of period (000's omitted)          $38,584       $23,417          $3,302       $1,570
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements         .97%(e)      1.05%           1.05%        1.00%(e)
   Expenses, before waivers and reimbursements        1.04%(e)      1.05%           1.05%        1.00%(e)
   Net investment income                              2.16%(c)(e)   2.29%           2.51%        1.80%(e)
Portfolio turnover rate                                 47%           81%             57%          71%


(a) As required, effective January 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change to Class A and B shares was to decrease net investment income per share by $.02 and $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and $.02, and decrease the ratio of net investment income to average net assets from 2.61% to 2.50% for Class A and from 2.41% to 1.80% for Class B. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b) Based on average shares outstanding.
(c) Net of expenses waived or reimbursed by the Adviser.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.
(f) Commencement of distribution.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, WITHOUT CHARGE, UPON REQUEST BY VISITING ALLIANCE CAPITAL'S WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM (CLICK ON INVESTORS, THEN THE "PROXY VOTING POLICIES AND PROCEDURES" LINK ON THE LEFT SIDE OF THE PAGE), OR BY GOING TO THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV, OR BY CALLING ALLIANCE CAPITAL AT (800) 227-4618.

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                     PRINCIPAL
                                                       AMOUNT
                                                       (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT & SPONSORED AGENCY OBLIGATIONS-57.8%
U.S. GOVERMENT SPONSORED AGENCIES-37.1%
Federal Home Loan Mortgage Corp.
  3.375%, 4/15/09                                     $ 5,720     $   5,513,936
  5.50%, TBA                                            1,620         1,612,913
  6.00%, TBA                                            1,745         1,782,081
Federal National Mortgage Association
  4.50%, TBA                                            4,945         4,832,194
  5.00%, TBA                                            3,835         3,839,794
  5.00%, TBA                                           13,465        13,006,354
  5.50%, TBA                                            4,595         4,699,821
  6.00%, 11/01/16                                         648           675,868
  6.00%, TBA                                            3,470         3,542,655
  6.50%, 4/01/28                                           24            25,165
  6.50%, 8/01/28                                           26            26,888
  6.50%, 10/01/28                                          81            84,591
  6.50%, 1/01/29                                          323           337,444
  6.50%, 5/01/29                                           13            13,770
  6.50%, 6/01/29                                           29            30,440
  6.50%, 11/01/29                                           3             3,440
  6.50%, 2/01/30                                          286           298,347
  6.50%, 11/01/30                                          16            16,938
  6.50%, 4/01/31                                          367           382,981
  6.50%, 6/01/31                                          620           647,030
  6.50%, 12/01/31                                         458           478,293
  6.50%, 2/01/32                                          321           335,003
  6.50%, 3/01/32                                          348           362,444
  6.50%, 5/01/32                                           29            30,117
  6.50%, 8/01/32                                          565           589,410
  6.50%, 9/01/32                                          363           378,446
  6.50%, 11/01/32                                          93            97,168
  6.50%, 3/01/33                                        2,198         2,290,539
  6.50%, 9/01/33                                           19            20,082
  6.50%, 10/01/33                                          31            32,644
  6.50%, TBA                                            1,015         1,056,869
Government National Mortgage Association
  6.00%, TBA                                            1,575         1,612,898
  6.50%, TBA                                            1,020         1,065,263
                                                                  -------------
                                                                     49,721,826
                                                                  -------------
U.S. TREASURY SECURITIES-20.7%
U.S. Treasury Bond
  5.375%, 2/15/31                                         695           701,163
U.S. Treasury Notes
  1.625%, 2/28/06                                      22,285        21,965,544
  3.875%, 5/15/09                                       1,355         1,359,976
  4.75%, 5/15/14                                        3,600         3,638,675
                                                                  -------------
                                                                     27,665,358
                                                                  -------------
Total U.S. Government & Sponsored Agency Obligations
  (cost $77,015,290)                                                 77,387,184
                                                                  -------------
CORPORATE DEBT OBLIGATIONS-23.7%
AEROSPACE/DEFENSE-0.1%
Boeing Capital Corp.
  4.75%, 8/25/08                                          115           117,241
                                                                  -------------
AUTOMOTIVE-2.5%
Ford Motor Co.
  6.375%, 2/01/29                                          95            80,513
  7.45%, 7/16/31                                          405           387,141
Ford Motor Credit Co.
  7.00%, 10/01/13                                         205           207,290
  7.375%, 2/01/11                                       1,135         1,198,718
General Motors Acceptance Corp.
  6.875%, 9/15/11                                         760           780,324
General Motors Corp.
  8.375%, 7/15/33                                         655           695,267
                                                                  -------------
                                                                      3,349,253
                                                                  -------------
BANKING-2.5%
Bank of America Corp.
  6.25%, 4/15/12                                          125           133,552
Barclays Bank Plc (United Kingdom)
  8.55%, 6/15/49 (a)(b)                                   365           432,859
Capital One Bank
  6.50%, 6/13/13                                          195           201,400
JP Morgan Chase & Co.
  6.75%, 2/01/11                                          490           534,766
Mizuho Finance (Cayman Islands)
  5.79%, 4/15/14 (a)                                       60            59,088
  8.375%, 4/27/49                                         535           551,485
RBS Capital Trust I pfd.
  4.709%, 7/01/49 (b)                                   1,100         1,015,986
Suntrust Bank Series CD
  1.435%, 6/02/09 (b)                                     190           189,947
UFJ Finance Aruba AEC (Aruba)
  6.75%, 7/15/13                                          280           290,027
                                                                  -------------
                                                                      3,409,110
                                                                  -------------

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                     PRINCIPAL
                                                       AMOUNT
                                                       (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
BROADCASTING/MEDIA-1.6%
AOL Time Warner, Inc.
  7.70%, 5/01/32                                      $   385     $     421,850
Clear Channel Communications, Inc.
  4.625%, 1/15/08                                          65            65,739
Liberty Media Corp.
  5.70%, 5/15/13                                          295           291,110
News America, Inc.
  6.55%, 3/15/33                                          360           365,343
Time Warner Entertainment Co.
  8.375%, 3/15/23                                         670           783,837
WPP Finance (UK) Corp.
  5.875%, 6/15/14 (a)                                     175           176,045
                                                                  -------------
                                                                      2,103,924
                                                                  -------------
CABLE-0.9%
AT&T Broadband Corp.
  9.455%, 11/15/22                                        220           283,476
Comcast Cable Communications, Inc.
  6.875%, 6/15/09                                         620           674,585
Comcast Corp.
  7.05%, 3/15/33                                          190           197,433
                                                                  -------------
                                                                      1,155,494
                                                                  -------------
COMMUNICATIONS-1.7%
British Telecommunications Plc (United Kingdom)
  8.875%, 12/15/30                                        410           507,274
Deutsche Telekom International Finance BV
  (Netherlands)
  8.75%, 6/15/30                                          135           164,786
Koninklijke (Royal) KPN NV (Netherlands)
  8.00%, 10/01/10                                         185           214,474
Sprint Capital Corp.
  7.625%, 1/30/11                                         350           387,426
  8.375%, 3/15/12                                         210           241,709
  8.75%, 3/15/32                                          605           707,016
                                                                  -------------
                                                                      2,222,685
                                                                  -------------
COMMUNICATIONS-MOBILE-1.5%
AT&T Wireless Services, Inc.
  8.75%, 3/01/31                                          535           654,151
Telus Corp. (Canada)
  7.50%, 6/01/07                                          330           359,648
Verizon Global Funding Corp.
  7.375%, 9/01/12                                         865           974,439
                                                                  -------------
                                                                      1,988,238
                                                                  -------------
CONGLOMERATE/MISCELLANEOUS-0.5%
Hutchison Whampoa International, Ltd.
  (Cayman Islands)
  7.45%, 11/24/33 (a)                                     695           667,481
                                                                  -------------
CONSUMER MANUFACTURING-0.1%
Fortune Brands, Inc.
  2.875%, 12/01/06                                        175           173,253
                                                                  -------------
ENERGY-0.6%
Conoco, Inc.
  6.95%, 4/15/29                                          310           342,349
Valero Energy Corp.
  7.50%, 4/15/32                                          385           429,591
                                                                  -------------
                                                                        771,940
                                                                  -------------
FINANCIAL-5.1%
American General Finance Corp.
  4.625%, 5/15/09                                         510           511,288
Capital One Financial Corp.
  6.25%, 11/15/13                                         125           126,564
CBA Capital Trust I pfd.
  5.805%, 6/15/49 (a)                                     445           435,813
CIT Group, Inc.
  1.48%, 5/18/07 (b)                                      210           209,926
Citigroup, Inc.
  1.54%, 6/09/09 (b)                                      175           175,000
Countrywide Home Loans, Inc.
  4.00%, 3/22/11                                          360           336,257
Credit Suisse First Boston
  5.50%, 8/15/13                                          255           254,487
General Electric Capital Corp.
  1.61%, 6/22/07 (b)                                    1,115         1,114,923
  6.75%, 3/15/32                                          840           905,947
Goldman Sachs Capital I
  6.345%, 2/15/34                                         290           273,206
Goldman Sachs Group, Inc.
  4.75%, 7/15/13                                          230           216,451
  6.125%, 2/15/33                                          90            85,214
Household Finance Corp.
  6.50%, 11/15/08                                         495           535,334
  7.00%, 5/15/12                                          195           215,733
MBNA Corp.
  4.625%, 9/15/08                                         290           291,206
Morgan Stanley
  4.75%, 4/01/14                                          380           351,263
Washington Mutual Finance Corp.
  6.875%, 5/15/11                                         655           718,126
                                                                  -------------
                                                                      6,756,738
                                                                  -------------
FOOD/BEVERAGE-0.4%
Kraft Foods, Inc.
  5.25%, 10/01/13                                         380           370,877
Tyson Foods, Inc.
  8.25%, 10/01/11                                         155           178,270
                                                                  -------------
                                                                        549,147
                                                                  -------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                     PRINCIPAL
                                                       AMOUNT
                                                       (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
HEALTHCARE-0.3%
Health Net, Inc.
  8.375%, 4/15/11                                     $   190     $     222,437
Humana, Inc.
  6.30%, 8/01/18                                          215           213,110
                                                                  -------------
                                                                        435,547
                                                                  -------------
INDUSTRIAL-0.0%
General Electric Co.
  5.00%, 2/01/13                                           35            34,505
                                                                  -------------
INSURANCE-1.6%
Assurant, Inc.
  5.625%, 2/15/14                                         220           216,391
Mangrove Bay Pass-Through Trust
  6.102%, 7/15/33 (a)(b)                                  635           628,536
MetLife, Inc.
  5.00%, 11/24/13                                         225           218,574
Royal & Sun Alliance Insurance (United Kingdom)
  8.95%, 10/15/29                                         265           300,456
Safeco Capital Trust I
  8.072%, 7/15/37                                         180           197,512
Zurich Capital Trust I
  8.376%, 6/01/37 (a)                                     565           625,895
                                                                  -------------
                                                                      2,187,364
                                                                  -------------
PAPER/PACKAGING-0.7%
International Paper Co.
  5.30%, 4/01/15                                          300           286,148
Weyerhaeuser Co.
  7.375%, 3/15/32                                         635           692,650
                                                                  -------------
                                                                        978,798
                                                                  -------------
PETROLEUM PRODUCTS-0.4%
Amerada Hess Corp.
  7.125%, 3/15/33                                         265           264,961
  7.875%, 10/01/29                                        300           325,016
                                                                  -------------
                                                                        589,977
                                                                  -------------
PUBLIC UTILITIES-ELECTRIC & GAS-2.0%
Carolina Power & Light Co.
  6.50%, 7/15/12                                          335           360,723
Cincinnati Gas & Electric Co.
  5.70%, 9/15/12                                          170           174,094
FirstEnergy Corp. Series C
  7.375%, 11/15/31                                        860           899,055
MidAmerican Energy Holdings Co.
  5.875%, 10/01/12                                        195           198,326
NiSource Finance Corp.
  7.875%, 11/15/10                                        190           218,092
Pacific Gas & Electric
  6.05%, 3/01/34                                          355           335,006
Public Service Company of Colorado
  7.875%, 10/01/12                                        200           236,449
Xcel Energy, Inc.
  7.00%, 12/01/10                                         260           287,981
                                                                  -------------
                                                                      2,709,726
                                                                  -------------
PUBLIC UTILITIES-TELEPHONE-0.5%
Telecom Italia Capital (Luxembourg)
  6.375%, 11/15/33 (a)                                    705           682,778
                                                                  -------------
SERVICE-0.3%
Waste Management, Inc.
  6.875%, 5/15/09                                         335           368,201
                                                                  -------------
SUPERMARKET/DRUG-0.3%
Albertson's, Inc.
  7.45%, 8/01/29                                          345           373,758
                                                                  -------------
TECHNOLOGY-0.1%
IBM Corp.
  4.375%, 6/01/09                                          90            90,366
                                                                  -------------
Total Corporate Debt Obligations
  (cost $31,283,199)                                                 31,715,524
                                                                  -------------
COMMERCIAL MORTGAGE BACKED
SECURITIES-3.4%
Banc of America Commercial Mortgage, Inc.
  Series 2004-1 Cl.A2
  4.04%, 11/10/39                                         495           479,294
  Series 2004-1 Cl.A4
  4.76%, 11/10/39                                         645           618,663
  Series 2004-3 Cl.A5
  5.48%, 5/10/14                                          675           678,421
Deutsche Mortgage Securities, Inc.
  Series 2004-4 Cl.1A1
  1.51%, 4/25/34 (b)                                      299           298,514
Fannie Mae
  Series 2003-92 Cl.BR
  5.00%, 4/25/14                                        1,260         1,286,082
JP Morgan Chase Commercial Mortgage Securities Corp.
  Series 2004-C1 Cl.A2
  4.30%, 1/15/38                                           95            91,506
Morgan Stanley Capital I
  Series 2004-IQ7 Cl.A4
  5.57%, 6/15/38                                          470           474,893
  Series 2004-T13 Cl.A2
  3.94%, 9/13/45                                          690           665,732
                                                                  -------------
Total Commercial Mortgage Backed Securities
  (cost $4,655,244)                                                   4,593,105
                                                                  -------------

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                     PRINCIPAL
                                                       AMOUNT
                                                       (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
ASSET BACKED SECURITIES-1.4%
Merrill Lynch Mortgage Investors, Inc.
  Series 2004-SL1 Cl.A
  1.62%, 4/25/35 (b)                                  $   215     $     215,000
Residential Asset Mortgage Products, Inc.
  Series 2004-RS2 Cl.AI1
  1.43%, 1/25/24 (b)                                      238           238,527
  Series 2004-RS6 Cl.AI1
  1.48%, 8/25/22 (b)                                      245           244,944
Residential Asset Securities Corp.
  Series 2002-KS7 Cl.A2
  1.67%, 11/25/32 (b)                                     434           435,078
  Series 2003-KS3 Cl.A2
  1.60%, 5/25/33 (b)                                      483           483,058
Residential Funding Mortgage Securities II
  Series 2004-HS2 Cl.AI1
  1.48%, 6/25/34 (b)                                      320           320,000
                                                                  -------------
Total Asset Backed Securities
  (cost $1,936,061)                                                   1,936,607
                                                                  -------------
COLLATERALIZED MORTGAGE OBLIGATION-0.2%
Countrywide Home Loans
  Series 2003-49 Cl.A1
  1.64%, 12/19/33                                         335           334,476
                                                                  -------------
Total Collateralized Mortgage Obligation
  (cost $335,008)                                                       334,476
                                                                  -------------
SHORT-TERM INVESTMENTS-41.3%
U.S. TREASURY SECURITY-30.5%
U.S. Treasury Bill
  1.28%, 9/23/04                                       41,000        40,877,451
                                                                  -------------
TIME DEPOSIT-10.8%
The Bank of New York
  .5625%, 7/01/04                                      14,417        14,417,000
                                                                  -------------
Total Short-Term Investments
  (amortized cost $55,294,068)                                       55,294,451
                                                                  -------------
TOTAL INVESTMENTS-127.8%
  (cost $170,518,870)                                               171,261,347
Other assets less liabilities-(27.8%)                               (37,282,906)
                                                                  -------------
NET ASSETS-100%                                                    $133,978,441
                                                                  =============


(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate market value of these securities amounted to $3,708,495 or 2.8% of net assets.

(b)  Variable rate coupon, rate shown is as of June 30, 2004.

Glossary:

TBA - To Be Assigned-Securities are purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $170,518,870)         $ 171,261,347
  Cash                                                                   84,443
  Receivable for investment securities sold                           9,510,829
  Dividends and interest receivable                                     732,736
                                                                  -------------
  Total assets                                                      181,589,355
                                                                  -------------
LIABILITIES
  Payable for investment securities purchased                        47,391,867
  Advisory fee payable                                                   48,953
  Distribution fee payable                                                4,930
  Accrued expenses                                                      165,164
                                                                  -------------
  Total liabilities                                                  47,610,914
                                                                  -------------
NET ASSETS                                                        $ 133,978,441
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $      11,343
  Additional paid-in capital                                        130,635,241
  Undistributed net investment income                                 1,859,334
  Accumulated net realized gain on investment transactions              730,046
  Net unrealized appreciation of investments                            742,477
                                                                  -------------
                                                                  $ 133,978,441
                                                                  =============
CLASS A SHARES
  Net assets                                                      $ 109,443,860
                                                                  =============
  Shares of capital stock outstanding                                 9,253,695
                                                                  =============
  Net asset value per share                                       $       11.83
                                                                  =============
CLASS B SHARES
  Net assets                                                      $  24,534,581
                                                                  =============
  Shares of capital stock outstanding                                 2,088,970
                                                                  =============
  Net asset value per share                                       $       11.74
                                                                  =============


See Notes to Financial Statements.

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                        $   2,386,372
                                                                  -------------
EXPENSES
  Advisory fee                                                          424,848
  Distribution fee -- Class B                                            28,926
  Custodian                                                              85,327
  Administrative                                                         34,500
  Audit and legal                                                        23,750
  Printing                                                                4,221
  Directors' fees                                                           500
  Transfer agency                                                           450
  Miscellaneous                                                           7,490
                                                                  -------------
  Total expenses                                                        610,012
  Less: expenses waived and reimbursed by the Adviser
    (see Note B)                                                       (106,212)
                                                                  -------------
  Net expenses                                                          503,800
                                                                  -------------
  Net investment income                                               1,882,572
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                          834,443
  Net change in unrealized appreciation/depreciation
    of investments                                                   (2,659,073)
  Net loss on investment transactions                                (1,824,630)
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $      57,942
                                                                  =============


See Notes to Financial Statements.

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                               SIX MONTHS ENDED     YEAR ENDED
                                                 JUNE 30, 2004     DECEMBER 31,
                                                  (UNAUDITED)          2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $   1,882,572    $   3,539,406
  Net realized gain on investment transactions         834,443        4,234,326
  Net change in unrealized appreciation/
    depreciation of investments                     (2,659,073)      (1,612,801)
                                                 -------------    -------------
  Net increase in net assets from operations            57,942        6,160,931

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (3,152,958)      (4,723,237)
    Class B                                           (649,285)        (437,765)
  Net realized gain on investment transactions
    Class A                                         (3,170,573)      (1,253,621)
    Class B                                           (695,663)        (121,738)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                      (9,587,023)     (23,315,147)
                                                 -------------    -------------
  Total decrease                                   (17,197,560)     (23,690,577)

NET ASSETS
  Beginning of period                              151,176,001      174,866,578
                                                 -------------    -------------
  End of period (including undistributed
    net investment income of $1,859,334 and
    $3,779,005, respectively)                    $ 133,978,441    $ 151,176,001
                                                 =============    =============


See Notes to Financial Statements.

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein U.S. Government/High Grade Securities Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek high current income consistent with preservation of capital. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annual rate of .60% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $106,212. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services to the Portfolio by the Adviser for the six months ended June 30, 2004.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                   PURCHASES          SALES
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $  23,574,083    $  65,594,587
U.S. government securities                         422,768,968      410,363,321


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $   1,329,969
Gross unrealized depreciation                                          (587,492)
                                                                  -------------
Net unrealized appreciation                                       $     742,477
                                                                  =============


NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2004, the Portfolio had no securities on loan. For the six months ended June 30, 2004, the Portfolio earned fee income of $440 which is included in interest income in the accompanying statement of operations.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE F: CAPITAL STOCK
There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------
CLASS A
Shares sold                58,473     1,581,386    $    737,418   $  20,008,752
Shares issued
  in reinvestment
  of dividends and
  distributions           540,011       470,989       6,323,532       5,976,857
Shares redeemed        (1,634,842)   (4,859,767)    (20,600,934)    (60,660,994)
                      -----------   -----------    ------------   -------------
Net decrease           (1,036,358)   (2,807,392)   $(13,539,984)  $ (34,675,385)
                      ===========   ===========    ============   =============


CLASS B
Shares sold               400,110     2,012,386    $  4,979,636   $  25,045,603
Shares issued
  in reinvestment
  of dividends and
  distributions           115,645        44,370       1,344,947         559,503
Shares redeemed          (190,092)   (1,143,636)     (2,371,622)    (14,244,868)
                      -----------   -----------    ------------   -------------
Net increase              325,663       913,120    $  3,952,961   $  11,360,238
                      ===========   ===========    ============   =============


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H:JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                  2003             2002
                                              =============   =============
Distributions paid from:
  Ordinary income                             $   6,475,252   $   3,926,956
                                              -------------   -------------
Net long-term capital gains                   $      61,109   $          -0-
Total taxable distributions                       6,536,361       3,926,956
                                              -------------   -------------
Total distributions paid                      $   6,536,361   $   3,926,956
                                              =============   =============


As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $   6,073,763
Undistributed long-term capital gains                             1,528,353
Accumulated capital and other losses                                (59,901)(a)
Unrealized appreciation/(depreciation)                            3,400,179(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $  10,942,394
                                                              =============


(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $59,901 all of which will expire in the year 2007. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year, $98,605 of the capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                         YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004  ---------------------------------------------------------------
                                            (UNAUDITED)     2003         2002         2001(a)      2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.56       $12.54       $12.00       $11.68       $11.18       $12.27

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .17(c)       .26          .42          .57          .67          .64
Net realized and unrealized gain (loss)
  on investment transactions.                   (.18)         .23          .49          .33          .52         (.94)
Net increase (decrease) in net asset
  value from operations.                        (.01)         .49          .91          .90         1.19         (.30)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                        (.36)        (.37)        (.37)        (.58)        (.69)        (.49)
Distributions from net realized gain on
  investment transactions                       (.36)        (.10)          -0-          -0-          -0-        (.30)
Total dividends and distributions               (.72)        (.47)        (.37)        (.58)        (.69)        (.79)
Net asset value, end of period                $11.83       $12.56       $12.54       $12.00       $11.68       $11.18

TOTAL RETURN
Total investment return based on
  net asset value (d)                           (.04)%       3.88%        7.79%        7.88%       11.08%       (2.45)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $109,444     $129,194     $164,265     $104,635      $58,170      $60,504
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .67%(e)      .77%         .82%         .89%         .95%         .86%
  Expenses, before waivers and
    reimbursements                               .82%(e)      .77%         .82%         .89%         .95%         .86%
  Net investment income                         2.70%(c)(e)  2.10%        3.49%        4.86%        5.95%        5.51%
Portfolio turnover rate                          328%         748%         551%         259%         236%         172%



See footnote summary on page 15.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               CLASS B
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS                                                         JUNE 2,
                                               ENDED                    YEAR ENDED DECEMBER 31,               1999(f) TO
                                          JUNE 30, 2004  --------------------------------------------------  DECEMBER 31,
                                            (UNAUDITED)      2003         2002         2001(a)      2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.47       $12.47       $11.94       $11.64       $11.16       $11.13

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .15(c)       .24          .39          .55          .63          .33
Net realized and unrealized gain (loss)
  on investment transactions                    (.18)         .21          .49          .31          .53         (.30)
Net increase (decrease) in net asset value
  from operations                               (.03)         .45          .88          .86         1.16          .03

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income.                                       (.34)        (.35)        (.35)        (.56)        (.68)          -0-
Distributions from net realized gain on
  investment transactions                       (.36)        (.10)          -0-          -0-          -0-          -0-
Total dividends and distributions               (.70)        (.45)        (.35)        (.56)        (.68)          -0-
Net asset value, end of period                $11.74       $12.47       $12.47       $11.94       $11.64       $11.16

TOTAL RETURN
Total investment return based on net
  asset value (d)                               (.22)%       3.61%        7.54%        7.60%       10.84%        0.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $24,534      $21,982      $10,602       $7,031       $3,627       $1,438
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .92%(e)     1.03%        1.07%        1.14%        1.20%        1.15%(e)
  Expenses, before waivers and
    reimbursements                              1.07%(e)     1.03%        1.07%        1.14%        1.20%        1.15%(e)
  Net investment income                         2.45%(c)(e)  1.89%        3.25%        4.61%        5.67%        5.48%(e)
Portfolio turnover rate                          328%         748%         551%         259%         236%         172%



(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change to Class A and Class B shares was to decrease net investment income per share by $.03 and $.03, increase net realized and unrealized gain on investments per share by $.03 and $.03, and decrease the ratio of net investment income to average net assets from 5.11% to 4.86% and 4.86% to 4.61%, respectively. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, WITHOUT CHARGE, UPON REQUEST BY VISITING ALLIANCE CAPITAL'S WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM (CLICK ON INVESTORS, THEN THE "PROXY VOTING POLICIES AND PROCEDURES" LINK ON THE LEFT SIDE OF THE PAGE), OR BY GOING TO THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV, OR BY CALLING ALLIANCE CAPITAL AT (800) 227-4618.

UTILITY INCOME PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

TXU Corp. (common & preferred)                   $  2,737,441           5.7%
-------------------------------------------------------------------------------
Fpl Group, Inc. (common & preferred)                2,162,352           4.5
-------------------------------------------------------------------------------
Exelon Corp.                                        1,937,478           4.0
-------------------------------------------------------------------------------
Sempra Energy  (common & preferred)                 1,470,213           3.1
-------------------------------------------------------------------------------
Equitable Resources, Inc.                           1,328,947           2.8
-------------------------------------------------------------------------------
American Movil S.A. de C.V. Series L (ADR)          1,236,580           2.6
-------------------------------------------------------------------------------
NSTAR                                               1,230,516           2.6
-------------------------------------------------------------------------------
PG&E Corp.                                          1,201,420           2.5
-------------------------------------------------------------------------------
PPL Corp.                                           1,184,220           2.5
-------------------------------------------------------------------------------
Dominion Resources, Inc.                            1,166,980           2.4
                                                 ------------          ----
-------------------------------------------------------------------------------
                                                 $ 15,656,147          32.7%
-------------------------------------------------------------------------------

UTILITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-95.3%
UNITED STATES INVESTMENTS-81.1%
UTILITIES-73.2%
ELECTRIC & GAS UTILITY-65.7%
AES Corp. (a)                                          63,600     $     631,548
AGL Resources, Inc.                                    16,100           467,705
Alliant Energy Corp.                                   24,000           625,920
Ameren Corp.                                           24,000         1,031,040
American Electric Power Co., Inc. pfd.                 18,800           828,140
Cinergy Corp.                                          24,000           912,000
Consolidated Edison, Inc.                              17,100           679,896
Constellation Energy Group                             25,000           947,500
Dominion Resources, Inc.                               18,500         1,166,980
DTE Energy Co.                                         15,000           608,100
DTE Energy Co. pfd.                                    16,800           421,680
Duke Energy Corp.                                      26,800           543,772
Entergy Corp.                                          16,000           896,160
Equitable Resources, Inc.                              25,700         1,328,947
Exelon Corp.                                           58,200         1,937,478
FirstEnergy Corp.                                      29,600         1,107,336
FPL Group, Inc.                                        19,500         1,247,025
FPL Group, Inc. pfd.                                   16,700           915,327
KeySpan Corp. pfd.                                     17,000           878,900
New Jersey Resources Corp.                             23,800           989,604
NSTAR                                                  25,700         1,230,516
PG&E Corp. (a)                                         43,000         1,201,420
Piedmont Natural Gas Co., Inc.                          5,100           217,770
PNM Resources, Inc.                                    19,500           405,015
PPL Corp.                                              25,800         1,184,220
Progress Energy, Inc.                                  10,400           458,120
Public Service Enterprise Group, Inc. pfd.             18,000         1,018,080
Questar Corp.                                          26,300         1,016,232
SCANA Corp.                                            20,000           727,400
Sempra Energy                                          14,100           485,463
Sempra Energy pfd.                                     32,500           984,750
Southern Co.                                            9,200           268,180
TXU Corp.                                              41,500         1,681,165
TXU Corp. pfd.                                         22,200         1,056,276
Westar Energy, Inc.                                    23,000           457,930
Wisconsin Energy Corp.                                 14,000           456,540
Xcel Energy, Inc.                                      28,000           467,880
                                                                  -------------
                                                                     31,482,015
                                                                  -------------
TELEPHONE UTILITY-7.5%
ALLTEL Corp.                                            5,000           253,100
BellSouth Corp.                                        27,600           723,672
SBC Communications, Inc.                               19,000           460,750
Sprint Corp. (FON Group)                               64,300         1,131,680
Verizon Communications, Inc.                           27,700         1,002,463
                                                                  -------------
                                                                      3,571,665
                                                                  -------------
                                                                     35,053,680
                                                                  -------------
ENERGY-3.5%
PIPELINES-3.5%
Kinder Morgan, Inc.                                    11,500           681,835
Southern Union Co. pfd.                                 6,900           440,013
The Williams Cos., Inc.                                45,000           535,500
                                                                  -------------
                                                                      1,657,348
                                                                  -------------
CONSUMER SERVICES-2.4%
CELLULAR COMMUNICATIONS-2.4%
Nextel Communications, Inc. Cl. A (a)                  31,000           826,460
Western Wireless Corp. Cl.A (a)                        11,000           318,010
                                                                  -------------
                                                                      1,144,470
                                                                  -------------
TECHNOLOGY-2.0%
COMMUNICATION EQUIPMENT-2.0%
Nextel Partners, Inc. Cl. A (a)                        24,800           394,816
QUALCOMM, Inc.                                          8,000           583,840
                                                                  -------------
                                                                        978,656
                                                                  -------------
Total United States Investments
  (cost $32,946,644)                                                 38,834,154
                                                                  -------------
FOREIGN INVESTMENTS-14.2%
CANADA-0.9%
TransCanada Corp.                                      22,000           435,160
                                                                  -------------
FRANCE-2.3%
France Telecom, SA (ADR)                               23,100           607,068
Veolia Environnement (ADR)                             17,000           481,610
                                                                  -------------
                                                                      1,088,678
                                                                  -------------
HONG KONG-2.4%
Hong Kong & China Gas Co., Ltd.                       476,000           784,200
Hong Kong Electric Holdings Ltd.                       81,000           335,432
                                                                  -------------
                                                                      1,119,632
                                                                  -------------
MEXICO-4.2%
America Movil, S.A. de C.V. Series L (ADR)             34,000         1,236,580
Telefonos de Mexico, SA Series L (ADR)                 23,600           785,172
                                                                  -------------
                                                                      2,021,752
                                                                  -------------
PEOPLE'S REPUBLIC OF CHINA-0.8%
Huaneng Power International, Inc. (ADR)                11,000           398,200
                                                                  -------------
SOUTH KOREA-0.8%
SK Telecom Co., Ltd. (ADR)                             19,001           398,831
                                                                  -------------
SPAIN-1.2%
Telefonica de Espana, SA (ADR)                         13,126           585,813
                                                                  -------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT
COMPANY                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
UNITED KINGDOM-1.6%
Vodafone Group Plc. (ADR)                              35,200     $     777,920
                                                                  -------------
Total Foreign Investments
  (cost $4,891,324)                                                   6,825,986
                                                                  -------------
Total Common & Preferred Stocks
  (cost $37,837,968)                                                 45,660,140
                                                                  -------------
SHORT-TERM INVESTMENT-6.7%
TIME DEPOSIT-6.7%
The Bank of New York
  0.563%, 7/01/04
  (cost $3,200,000)                                    $3,200         3,200,000
                                                                  -------------
TOTAL INVESTMENTS-102.0%
  (cost $41,037,968)                                                 48,860,140
Other assets less liabilities-(2.0%)                                   (946,524)
                                                                  -------------
NET ASSETS-100%                                                   $  47,913,616
                                                                  =============


(a)  Non-income producing security.

Glossary:

ADR - American Depository Receipt

See Notes to Financial Statements.

UTILITY INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $41,037,968)          $  48,860,140
  Cash                                                                   23,494
  Receivable for investment securities sold                              72,070
  Dividends and interest receivable                                      70,504
                                                                  -------------
  Total assets                                                       49,026,208
                                                                  -------------
LIABILITIES
  Payable for investment securities purchased                           948,750
  Advisory fee payable                                                   21,242
  Distribution fee payable                                                  822
  Accrued expenses                                                      141,778
                                                                  -------------
  Total liabilities                                                   1,112,592
                                                                  -------------
NET ASSETS                                                        $  47,913,616
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $       3,117
  Additional paid-in capital                                         56,107,749
  Undistributed net investment income                                   631,676
  Accumulated net realized loss on investment and foreign
    currency transactions                                           (16,651,098)
  Net unrealized appreciation of investments                          7,822,172
                                                                  -------------
                                                                  $  47,913,616
                                                                  =============
CLASS A SHARES
  Net assets                                                      $  43,755,544
                                                                  =============
  Shares of capital stock outstanding                                 2,845,563
                                                                  =============
  Net asset value per share                                       $       15.38
                                                                  =============
CLASS B SHARES
  Net assets                                                      $   4,158,072
                                                                  =============
  Shares of capital stock outstanding                                   271,046
                                                                  =============
  Net asset value per share                                       $       15.34
                                                                  =============


See Notes to Financial Statements.

UTILITY INCOME PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $5,534 )              $   830,069
  Interest                                                               95,219
                                                                    -----------
  Total investment income                                               925,288
                                                                    -----------
EXPENSES
  Advisory fee                                                          175,516
  Distribution fee -- Class B                                             4,358
  Custodian                                                              63,641
  Administrative                                                         34,500
  Printing                                                               26,158
  Audit                                                                  18,750
  Legal                                                                   5,000
  Directors' fees                                                           500
  Transfer agency                                                           450
  Miscellaneous                                                           5,229
                                                                    -----------
  Total expenses                                                        334,102
  Less: expenses waived and reimbursed by the Adviser
    (see Note B)                                                        (46,804)
                                                                    -----------
  Net expenses                                                          287,298
                                                                    -----------
  Net investment income                                                 637,990
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                           1,981,277
    Foreign currency transactions                                          (694)
  Net change in unrealized appreciation/depreciation
    of investments                                                     (201,410)
                                                                    -----------
  Net gain on investment and foreign currency transactions            1,779,173
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 2,417,163
                                                                    ===========


See Notes to Financial Statements.

UTILITY INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


_______________________________________________________________________________


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                               SIX MONTHS ENDED    YEAR ENDED
                                                 JUNE 30, 2004     DECEMBER 31,
                                                  (UNAUDITED)         2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $     637,990    $   1,063,207
  Net realized gain (loss) on investment
    and foreign currency transactions                1,980,583         (373,416)
  Net change in unrealized appreciation/
    depreciation of investment                        (201,410)       6,918,282
                                                 -------------    -------------
  Net increase in net assets from operations         2,417,163        7,608,073

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                           (962,290)      (1,261,672)
    Class B                                            (85,051)         (24,223)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                              418,650         (376,197)
                                                 -------------    -------------
  Total increase                                     1,788,472        5,945,981

NET ASSETS
  Beginning of period                               46,125,144       40,179,163
                                                 -------------    -------------
  End of period (including undistributed net
    investment income of $631,676 and
    $1,041,027 respectively)                     $  47,913,616    $  46,125,144
                                                 =============    =============


See Notes to Financial Statements.

UTILITY INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Utility Income Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

UTILITY INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annual rate of .75% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $46,804. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2004 amounted to $37,085, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management,Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                   PURCHASES          SALES
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $  10,871,061    $  11,722,199
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $   7,974,356
Gross unrealized depreciation                                          (152,184)
                                                                  -------------
Net unrealized appreciation                                       $   7,822,172
                                                                  =============


1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

UTILITY INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2004, the Portfolio had no securities on loan.

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:


                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------
CLASS A
Shares sold               194,971       318,483    $  2,980,938   $   4,272,481
Shares issued
  in reinvestment
  of dividends and
  distributions            64,195        90,572         962,290       1,261,672
Shares redeemed          (312,148)     (632,323)     (4,786,832)     (8,408,753)
                      -----------   -----------    ------------   -------------
Net decrease              (52,982)     (223,268)   $   (843,604)  $  (2,874,600)
                      ===========   ===========    ============   =============

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS  JULY 22, 2003*    SIX MONTHS   JULY 22, 2003*
                         ENDED          TO            ENDED             TO
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------
CLASS B
Shares sold                90,529       192,779    $  1,376,536   $   2,610,572
Shares issued
  in reinvestment
  of dividends and
  distributions             5,685         1,740          85,051          24,223
Shares redeemed           (12,991)       (9,754)       (199,333)       (136,392)
                      -----------   -----------    ------------   -------------
Net increase               83,223       184,765    $  1,262,254   $   2,498,403
                      ===========   ===========    ============   =============


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Foreign Securities Risk --Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                  2003             2002
                                              =============   =============
Distributions paid from:
  Ordinary income                             $  1,285,895    $     937,618
                                              -------------   -------------
Total taxable distributions                      1,285,895          937,618
                                              -------------   -------------
Total distributions paid                      $  1,285,895    $     937,618
                                              =============   =============



As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $   1,041,074
Accumulated capital and other losses                            (18,234,766)(a)
Unrealized appreciation/(depreciation)                            7,626,620(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $  (9,567,072)
                                                              =============


(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $18,234,719, of which $1,498,725 expires in the year 2009, $16,291,115 expires in the year 2010 and $444,879 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses and foreign currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004, post-October foreign currency losses of $47.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

*  Commencement of distribution.

UTILITY INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE J: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.
On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

UTILITY INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Class A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                         YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004  ---------------------------------------------------------------
                                            (UNAUDITED)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.95       $12.86       $16.82       $22.65       $21.66       $18.90

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .21(b)       .35          .36          .29         1.01(b)       .41(b)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                   .56         2.18        (4.06)       (5.23)        1.36         3.19
Net increase (decrease) in net asset
  value from operations                          .77         2.53        (3.70)       (4.94)        2.37         3.60

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.34)        (.44)        (.26)        (.76)        (.36)        (.30)
Distributions from net realized gain
  on investment transactions                      -0-          -0-          -0-        (.13)       (1.02)        (.54)
Total dividends and distributions               (.34)        (.44)        (.26)        (.89)       (1.38)        (.84)
Net asset value, end of period                $15.38       $14.95       $12.86       $16.82       $22.65       $21.66

TOTAL RETURN
Total investment return based on
  net asset value (c)                           5.24%       19.88%      (22.12)%     (22.50)%      11.45%       19.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $43,756      $43,323      $40,140      $62,684      $62,362      $46,158
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.21%(d)     1.48%        1.22%        1.02%        1.00%         .95%
  Expenses, before waivers and
    reimbursements                              1.41%(d)     1.48%        1.22%        1.02%        1.04%        1.14%
  Net investment income                         2.75%(b)(d)  2.60%        2.60%        1.49%        4.63%(b)     2.07%(b)
Portfolio turnover rate                           24%          76%          90%          25%          18%          16%



See footnote summary on page 15.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                       CLASS B
                                        ------------------------------------
                                        SIX MONTHS             JULY 22, 2002(e)
                                           ENDED     YEAR ENDED       TO
                                      JUNE 30, 2004  DECEMBER 31, DECEMBER 31,
                                        (UNAUDITED)     2003         2002
                                        -----------  -----------  -----------
Net asset value, beginning of period      $14.92       $12.86       $11.40

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                    .19(b)       .28          .07
Net realized and unrealized gain on
  investment and foreign currency
  transactions                               .56         2.21         1.39
Net increase in net asset value from
  operations                                 .75         2.49         1.46

LESS: DIVIDENDS
Dividends from net investment income        (.33)        (.43)          -0-
Net asset value, end of period            $15.34       $14.92       $12.86

TOTAL RETURN
Total investment return based on net
  asset value (c)                           5.10%       19.64%       12.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                         $4,158       $2,802          $39
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                          1.45%(d)     1.73%        1.45%(d)
  Expenses, before waivers and
    reimbursements                          1.65%(d)     1.73%        1.45%(d)
  Net investment income                     2.49%(b)(d)  2.07%        1.92%(d)
Portfolio turnover rate                       24%          76%          90%


(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN
VARIABLE PRODUCTS
SERIES FUND

ALLIANCEBERNSTEIN
U.S. LARGE CAP
BLENDED STYLE
PORTFOLIO
-------------------------------------------------------------------------------


SEMI-ANNUAL REPORT
JUNE 30, 2004

---------------------------
INVESTMENT PRODUCTS OFFERED
o ARE NOT FDIC INSURED
o MAY LOSE VALUE
o ARE NOT BANK GUARANTEED
---------------------------


You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

U.S. LARGE CAP BLENDED STYLE PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2004 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                                   PERCENT OF
COMPANY                                        U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
General Electric Co.                           $  689,310             4.8%
CITIGROUP, INC.                                   660,299             4.6
Pfizer, Inc.                                      639,322             4.5
Dell, Inc.                                        537,299             3.8
Intel Corp.                                       513,360             3.6
American International Group, Inc.                484,704             3.4
Lowe's Cos., Inc.                                 436,164             3.1
Cisco Systems, Inc.                               434,895             3.1
Microsoft Corp.                                   414,120             2.9
Bank of America Corp.                             396,191             2.8
-------------------------------------------------------------------------------
                                               $5,205,664            36.6%


1


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS-99.4%
FINANCE-22.7%
BANKING - MONEY CENTER-2.1%
JP Morgan Chase & Co.                             7,600       $  294,652

BANKING - REGIONAL-3.7%
Bank of America Corp.                             4,682          396,191
SunTrust Banks, Inc.                              1,900          123,481
                                                             ------------
                                                                 519,672

BROKERAGE & MONEY MANAGEMENT-0.7%
Lehman Brothers Holdings, Inc.                    1,425          107,231

INSURANCE-7.2%
American International Group, Inc.                6,800          484,704
Manulife Financial Corp. (Canada)                 4,974          201,447
MetLife, Inc.                                     3,700          132,645
The Chubb Corp.                                   2,950          201,131
                                                             ------------
                                                               1,019,927

MORTGAGE BANKING-2.3%
Fannie Mae                                        3,500          249,760
Freddie Mac                                       1,200           75,960
                                                             ------------
                                                                 325,720

MISCELLANEOUS-6.7%
Citigroup, Inc.                                  14,200          660,299
MBNA Corp.                                       11,400          294,006
                                                             ------------
                                                                 954,305
                                                             ------------
                                                               3,221,507

TECHNOLOGY-21.6%
COMMUNICATION EQUIPMENT-4.9%
ADC Telecommunications, Inc. (a)                 17,700           50,268
Cisco Systems, Inc. (a)                          18,350          434,895
Juniper Networks, Inc. (a)                        8,800          216,216
                                                             ------------
                                                                 701,379

COMPUTER HARDWARE/STORAGE-6.1%
Dell, Inc. (a)                                   15,000          537,299
Hewlett-Packard Co.                              15,700          331,270
                                                             ------------
                                                                 868,569

CONTRACT MANUFACTURING-2.3%
Cooper Industries Ltd. Cl.A
  (Bermuda)                                       2,025          120,305
Flextronics International Ltd.
  (Singapore) (a)                                 5,100           81,345
Solectron Corp. (a)                              18,700          120,989
                                                             ------------
                                                                 322,639

SEMI-CONDUCTOR COMPONENTS-3.6%
Intel Corp.                                      18,600          513,360

SOFTWARE-4.7%
Electronic Arts, Inc. (a)                         4,500          245,475
Microsoft Corp.                                  14,500          414,120
                                                             ------------
                                                                 659,595
                                                             ------------
                                                               3,065,542

CONSUMER SERVICES-15.3%
BROADCASTING & CABLE-3.9%
Comcast Corp. Special Cl.A (a)                    6,050          167,041
Time Warner, Inc. (a)                            12,300          216,234
Viacom, Inc. Cl.B                                 4,800          171,456
                                                             ------------
                                                                 554,731

PRINTING & PUBLISHING-1.1%
The Interpublic Group of Cos., Inc. (a)          12,000          164,760

RETAIL - GENERAL MERCHANDISE-7.5%
eBay, Inc. (a)                                    2,850          262,058
Lowe's Cos., Inc.                                 8,300          436,164
Office Depot, Inc. (a)                            4,500           80,595
Wal-Mart Stores, Inc.                             5,400          284,904
                                                             ------------
                                                               1,063,721

MISCELLANEOUS-2.8%
Yahoo!, Inc. (a)                                 10,900          395,997
                                                             ------------
                                                               2,179,209

HEALTHCARE-12.9%
BIOTECHNOLOGY-2.5%
Amgen, Inc. (a)                                   6,625          361,526

DRUGS-5.5%
GlaxoSmithKline Plc. (ADR)
  (United Kingdom)                                3,500          145,110
Pfizer, Inc.                                     18,650          639,322
                                                             ------------
                                                                 784,432

MEDICAL PRODUCTS-2.7%
Boston Scientific Corp. (a)                       4,400          188,320
St. Jude Medical, Inc. (a)                        2,500          189,125
                                                             ------------
                                                                 377,445

MEDICAL SERVICES-2.2%
UnitedHealth Group, Inc.                          5,000          311,250
                                                             ------------
                                                               1,834,653


2


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
ENERGY-7.8%
DOMESTIC INTEGRATED-1.4%
Occidental Petroleum Corp.                        4,000       $  193,640

INTERNATIONAL-4.3%
BP p.l.c. (ADR)
  (United Kingdom)                                6,250          334,813
ChevronTexaco Corp.                               3,000          282,330
                                                             ------------
                                                                 617,143

MISCELLANEOUS-2.1%
ConocoPhillips                                    3,900          297,531
                                                             ------------
                                                               1,108,314

CONSUMER STAPLES-5.8%
BEVERAGES-1.5%
PepsiCo, Inc.                                     3,800          204,744

RETAIL - FOOD & DRUG-2.7%
Safeway, Inc. (a)                                 7,925          200,820
The Kroger Co. (a)                               10,100          183,820
                                                             ------------
                                                                 384,640

TOBACCO-1.6%
Altria Group, Inc.                                4,600          230,230
                                                             ------------
                                                                 819,614

CAPITAL GOODS-4.8%
MISCELLANEOUS-4.8%
General Electric Co.                             21,275          689,310

UTILITIES-3.6%
ELECTRIC & GAS UTILITY-2.6%
American Electric Power Co., Inc.                 5,350          171,200
Entergy Corp.                                     1,200           67,212
PPL Corp.                                         2,975          136,553
                                                             ------------
                                                                 374,965

TELEPHONE UTILITY-1.0%
Sprint Corp. (FON Group)                          7,900          139,040
                                                             ------------
                                                                 514,005

MULTI-INDUSTRY COMPANIES-1.5%
Textron, Inc.                                     3,550          210,693

CONSUMER MANUFACTURING-1.4%
AUTO & RELATED-1.4%
Lear Corp.                                          550           32,445
Magna International, Inc. Cl.A
  (Canada)                                        1,900          161,823
                                                             ------------
                                                                 194,268

TRANSPORTATION-1.1%
RAILROAD-1.1%
CSX Corp.                                         1,800           58,986
Norfolk Southern Corp.                            3,700           98,124
                                                             ------------
                                                                 157,110

AEROSPACE & DEFENSE-0.9%
AEROSPACE-0.9%
Boeing Co.                                        2,500          127,725

Total Common Stocks
  (cost $13,398,267)                                          14,121,950

TOTAL INVESTMENTS-99.4%
  (cost $13,398,267)                                          14,121,950
Other assets less liabilities-0.6%                                89,318

NET ASSETS-100%                                              $14,211,268


(a)  Non-income producing security.

     Glossary:
     ADR-American Depositary Receipt

     See Notes to Financial Statements.


3


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $13,398,267)          $ 14,121,950
  Cash                                                                 190,505
  Dividends and interest receivable                                     16,387
  Total assets                                                      14,328,842

LIABILITIES
  Advisory fee payable                                                   3,254
  Distribution fee payable                                               2,628
  Accrued expenses                                                     111,692
  Total liabilities                                                    117,574

NET ASSETS                                                        $ 14,211,268

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $      1,279
  Additional paid-in capital                                        13,514,145
  Undistributed net investment income                                    1,612
  Accumulated net realized loss on investment transactions             (29,451)
  Net unrealized appreciation of investments                           723,683
                                                                  $ 14,211,268

CLASS A SHARES
  Net assets                                                      $  1,119,224
  Shares of capital stock outstanding                                  100,109
  Net asset value per share                                       $      11.18

CLASS B SHARES
  Net assets                                                      $ 13,092,044
  Shares of capital stock outstanding                                1,178,813
  Net asset value per share                                       $      11.11


See Notes to Financial Statements.


4


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $775)                  $  81,146
  Interest                                                                 559
  Total investment income                                               81,705

EXPENSES
  Advisory fee                                                          51,576
  Distribution fee--Class B                                             12,203
  Custodian                                                             64,269
  Administrative                                                        34,500
  Audit                                                                 19,635
  Legal                                                                 12,275
  Printing                                                               3,727
  Directors' fees                                                          500
  Transfer agency                                                          450
  Miscellaneous                                                          4,236
  Total expenses                                                       203,371
  Less: expenses waived and reimbursed by
    the Adviser (see Note B)                                          (126,021)
  Net expenses                                                          77,350
  Net investment income                                                  4,355

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions                         (15,079)
  Net change in unrealized appreciation/
    depreciation of investments                                        239,756
  Net gain on investment transactions                                  224,677

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $ 229,032


See Notes to Financial Statements.


5


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                          SIX MONTHS ENDED    MAY 2, 2003(a) TO
                                           JUNE 30, 2004         DECEMBER 31,
                                            (UNAUDITED)              2003
                                          ----------------       ------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                     $     4,355           $    7,358
  Net realized loss on investment
  transactions                                  (15,079)             (14,372)
  Net change in unrealized appreciation/
    depreciation of investments                 239,756              483,927
  Net increase in net assets
    from operations                             229,032              476,913

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                      (1,200)                  -0-
    Class B                                      (8,901)                  -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                6,295,889            7,219,535
  Total increase                              6,514,820            7,696,448

NET ASSETS
  Beginning of period                         7,696,448                   -0-
  End of period (including
    undistributed net investment
    income of $1,612 and
    $7,358, respectively)                   $14,211,268           $7,696,448


(a)  Commencement of operations.

     See Notes to Financial Statements.


6


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

NOTE  A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein U.S.Large Cap Blended Style Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio commenced operations on May 2, 2003. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such


7


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annual rate of .95% of the first $5 billion, .90% of the next $2.5 billion, .85% of the next $2.5 billion and .80% of the excess over $10 billion of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

During the period ended June 30, 2004, the Adviser voluntarily agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the average daily net assets of Class A and Class B shares, respectively. Any expense waivers or reimbursements are accrued daily and paid monthly. For the period ended June 30, 2004, the Adviser waived fees in the amount of $75,234.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $16,287.


8


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the terms of the investment advisory agreement, the Portfolio has voluntarily agreed to reimburse the Adviser for the cost of providing the Portfolio with certain legal and accounting services. Due to the Adviser's agreement to limit total operating expenses as described above, the Adviser waived reimbursement for such services in the amount of $34,500 for the period ended June 30, 2004.

Brokerage commissions paid on investment transactions for the period ended June 30, 2004, amounted to $11,314, of which $5,641 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the period ended June 30, 2004.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to ..25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2004 were as follows:

                                                PURCHASES          SALES
                                               -----------      ------------
Investment securities
  (excluding U.S. government securities)       $7,754,426        $1,034,557
U.S. GOVERNMENT SECURITIES                             -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $ 943,697
Gross unrealized depreciation                                      (220,014)
Net unrealized appreciation                                       $ 723,683

1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the differ-


9


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

ence between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      SIX MONTHS      JUNE 6,      SIX MONTHS       JUNE 6,
                         ENDED       2003(a) TO       ENDED        2003(a) TO
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004   DECEMBER 31,
                      (UNAUDITED)      2003        (UNAUDITED)        2003
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold                   -0-      100,000        $     -0-    $ 1,000,000
Shares issued
  in reinvestment
  of dividends               109            -0-          1,200              -0-
Net increase                 109       100,000        $  1,200     $ 1,000,000


(a)  Commencement of distribution.


10


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      SIX MONTHS       MAY 2,      SIX MONTHS        MAY 2,
                         ENDED       2003(b) TO       ENDED        2003(b) TO
                    JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                     (UNAUDITED)       2003       (UNAUDITED)         2003
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold              620,963       614,483     $ 6,808,386     $ 6,314,718
Shares issued
  in reinvestment
  of dividends               812            -0-          8,902              -0-
Shares redeemed          (48,345)       (9,100)       (522,599)        (95,183)
Net increase             573,430       605,383     $ 6,294,689     $ 6,219,535


NOTE F: RISK INVOLVED IN INVESTING IN THE PORTFOLIO

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G: COMPONENT OF ACCUMULATED EARNINGS (DEFICIT)

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                     $   7,358
Accumulated capital and other losses                                (14,372)(a)
Unrealized appreciation/(depreciation)                              483,927
Total accumulated earnings/(deficit)                              $ 476,913

(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $8,021 all of which will expire in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2003, the Portfolio deferred to January 1, 2004, post October capital losses of $6,351.

NOTE H: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(b)  Commencement of operations.


11


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


12


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
FINANCIAL HIGHLIGHTS
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                     CLASS A
                                          ------------------------------
                                            SIX MONTHS        JUNE 6,
                                               ENDED        2003(a) TO
                                          JUNE 30, 2004     DECEMBER 31,
                                           (UNAUDITED)         2003
                                          --------------   -------------
Net asset value, beginning of period          $10.96          $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .02             .03
Net realized and unrealized gain on
  investment transactions                        .21             .93
Net increase in net asset value
  from operations                                .23             .96

LESS: DIVIDENDS
Dividends from net investment income            (.01)             -0-
Net asset value, end of period                $11.18          $10.96

TOTAL RETURN
Total investment return based on
  net asset value (d)                           2.12%           9.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $1,119          $1,096
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements (e)                          1.20%           1.20%
  Expenses, before waivers and
    reimbursements (e)                          3.50%           6.65%
  Net investment income (c)(e)                   .28%            .45%
Portfolio turnover rate                           10%             13%


See footnote summary on page 14.


13


U.S. LARGE CAP BLENDED STYLE PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)
                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                   CLASS B
                                          ------------------------------
                                            SIX MONTHS         MAY 2,
                                               ENDED         2003(g) TO
                                           JUNE 30, 2004     DECEMBER 31,
                                            (UNAUDITED)         2003
                                          --------------   -------------
Net asset value, beginning of period          $10.90          $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                      -0-(f)         .01
Net realized and unrealized gain on
  investment transactions                        .22             .89
Net increase in net asset value
  from operations                                .22             .90

LESS: DIVIDENDS
Dividends from net investment income            (.01)             -0-
Net asset value, end of period                $11.11          $10.90

TOTAL RETURN
Total investment return based on
  net asset value (d)                           2.00%           9.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $13,092          $6,600
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements (e)                          1.45%           1.43%
  Expenses, before waivers and
    reimbursements (e)                          3.77%           8.25%
  Net investment income (c)(e)                   .06%            .27%
Portfolio turnover rate                           10%             13%


(a)  Commencement of distribution.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived or reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Amount is less than $.01 per share.

(g)  Commencement of operations.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN VALUE PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, WITHOUT CHARGE, UPON REQUEST BY VISITING ALLIANCE CAPITAL'S WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM (CLICK ON INVESTORS, THEN THE "PROXY VOTING POLICIES AND PROCEDURES" LINK ON THE LEFT SIDE OF THE PAGE), OR BY GOING TO THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV, OR BY CALLING ALLIANCE CAPITAL AT (800) 227-4618.

VALUE PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                                    PERCENT OF
COMPANY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Citigroup, Inc.                                  $  5,761,349           4.4%
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                   5,657,834           4.3
-------------------------------------------------------------------------------
Bank of America Corp.                               4,862,011           3.7
-------------------------------------------------------------------------------
General Electric Co.                                3,434,400           2.6
-------------------------------------------------------------------------------
ChevronTexaco Corp.                                 2,973,876           2.3
-------------------------------------------------------------------------------
Altria Group, Inc.                                  2,780,277           2.1
-------------------------------------------------------------------------------
JP Morgan Chase & Co.                               2,415,371           1.8
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                 2,097,930           1.6
-------------------------------------------------------------------------------
ConocoPhillips                                      1,876,734           1.4
-------------------------------------------------------------------------------
U.S. Bancorp                                        1,645,332           1.2
                                                 ------------          ----
-------------------------------------------------------------------------------
                                                 $ 33,505,114          25.4%
-------------------------------------------------------------------------------


1


VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-97.2%
FINANCIAL-33.2%
BANKS-NYC-6.2%
Citigroup, Inc.                                       123,900     $   5,761,349
JP Morgan Chase & Co.                                  62,300         2,415,371
                                                                  -------------
                                                                      8,176,720
                                                                  -------------
FINANCE-PERSONAL LOANS-0.5%
Capital One Financial Corp.                             1,900           129,922
Countrywide Credit Industries, Inc.                     6,734           473,064
                                                                  -------------
                                                                        602,986
                                                                  -------------
LIFE INSURANCE-2.0%
Jefferson-Pilot Corp.                                  15,600           792,480
Manulife Financial Corp.                               22,757           921,659
MetLife, Inc.                                          24,800           889,080
Torchmark Corp.                                         1,300            69,940
                                                                  -------------
                                                                      2,673,159
                                                                  -------------
MAJOR REGIONAL BANKS-11.3%
Bank of America Corp.                                  57,457         4,862,011
Bank One Corp.                                         18,100           923,100
Comerica, Inc.                                         14,500           795,760
Huntington Bancshares, Inc.                            14,000           320,600
KeyCorp.                                               27,950           835,426
National City Corp.                                    31,800         1,113,318
PNC Financial Services Group                           14,700           780,276
Suntrust Banks, Inc.                                   14,700           955,353
U.S. Bancorp                                           59,700         1,645,332
Wachovia Corp.                                         36,550         1,626,475
Wells Fargo & Co.                                      19,000         1,087,370
                                                                  -------------
                                                                     14,945,021
                                                                  -------------
MULTI-LINE INSURANCE-1.7%
American International Group, Inc.                     11,725           835,758
Humana, Inc.(a)                                        18,100           305,890
The Hartford Financial Services Group, Inc.            16,000         1,099,840
                                                                  -------------
                                                                      2,241,488
                                                                  -------------
PROPERTY-CASUALTY INSURANCE-3.2%
ACE Ltd.                                                6,000           253,680
Allstate Corp.                                         25,350         1,180,043
Chubb Corp.                                            12,500           852,250
PartnerRe Ltd.                                          4,300           243,939
RenaissanceRe Holdings Ltd.                             4,200           226,590
St. Paul Cos., Inc.                                    31,533         1,278,348
XL Capital Ltd. Cl.A                                    3,300           249,018
                                                                  -------------
                                                                      4,283,868
                                                                  -------------
SAVINGS AND LOAN-3.6%
Astoria Financial Corp.                                14,500           530,410
Freddie Mac                                            23,400         1,481,220
Fannie Mae                                              8,800           627,968
Golden West Financial Corp.                             6,600           701,910
Washington Mutual, Inc.                                36,000         1,391,040
                                                                  -------------
                                                                      4,732,548
                                                                  -------------
MISCELLANEOUS FINANCIAL-4.7%
Goldman Sachs Group, Inc.                              12,975         1,221,726
Lehman Brothers Holdings, Inc.                         13,700         1,030,925
MBIA, Inc.                                             11,800           674,016
Merrill Lynch & Co., Inc.                              21,100         1,138,978
MGIC Investment Corp.                                  11,900           902,734
Morgan Stanley                                         22,800         1,203,156
                                                                  -------------
                                                                      6,171,535
                                                                  -------------
                                                                     43,827,325
                                                                  -------------
ENERGY-12.0%
GAS PIPELINES-0.7%
El Paso Corp.                                          90,100           709,988
The Williams Cos., Inc.                                11,400           135,660
                                                                  -------------
                                                                        845,648
                                                                  -------------
OILS-INTEGRATED DOMESTIC-4.3%
Ashland, Inc.                                          11,300           596,753
ConocoPhillips                                         24,600         1,876,734
Marathon Oil Corp.                                     27,100         1,025,464
Occidental Petroleum Corp.                             22,100         1,069,861
Valero Energy Corp.                                    14,700         1,084,272
                                                                  -------------
                                                                      5,653,084
                                                                  -------------
OILS-INTEGRATED INTERNATIONAL-7.0%
BP p.l.c.  (ADR)                                       12,300           658,911
ChevronTexaco Corp.                                    31,600         2,973,876
Exxon Mobil Corp.                                     127,400         5,657,834
                                                                  -------------
                                                                      9,290,621
                                                                  -------------
                                                                     15,789,353
                                                                  -------------
UTILITIES-8.7%
ELECTRIC COMPANIES-5.1%
Alliant Energy Corp.                                   20,600           537,248
American Electric Power Co., Inc.                      28,075           898,400
CMS Energy Corp. (a)                                   33,300           304,029
Constellation Energy Group, Inc.                       14,500           549,550
Edison International                                    5,600           143,192
Entergy Corp.                                          12,300           688,923
Exelon Corp.                                           26,200           872,198
FirstEnergy Corp.                                      21,700           811,797
Northeast Utilities                                    24,400           475,068
PG&E Corp. (a)                                          8,100           226,314
PPL Corp.                                              11,000           504,900
Sempra Energy                                          17,300           595,639
Xcel Energy, Inc.                                       9,700           162,087
                                                                  -------------
                                                                      6,769,345
                                                                  -------------


2


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
TELEPHONE-3.6%
BellSouth Corp.                                        19,300     $     506,046
Qwest Communications International, Inc. (a)           72,800           261,352
SBC Communications, Inc.                               48,600         1,178,550
Sprint Corp.                                           93,250         1,641,200
Verizon Communications                                 33,000         1,194,270
                                                                  -------------
                                                                      4,781,418
                                                                  -------------
                                                                     11,550,763
                                                                  -------------
CONSUMER CYCLICALS-8.2%
AUTOS & AUTO PARTS-3.3%
American Axle & Manufacturing Holdings, Inc.           10,500           381,780
Autoliv Inc. (Sweden)                                  15,700           662,540
Borg Warner, Inc.                                      10,800           472,716
Dana Corp.                                             15,900           311,640
Delphi Corp.                                           36,700           391,956
General Motors Corp.                                   20,400           950,436
Lear Corp.                                              9,200           542,708
Magna International, Inc. Cl.A                          8,200           698,394
                                                                  -------------
                                                                      4,412,170
                                                                  -------------
HOME FURNISHINGS-0.4%
Mohawk Industries, Inc. (a)                             7,500           549,975
                                                                  -------------
HOUSEHOLD-APPLIANCES/ DURABLES-0.4%
WHIRLPOOL CORP.                                         8,100           555,660
                                                                  -------------
RETAILERS-2.3%
AutoNation, Inc. (a)                                   12,900           220,590
Federated Department Stores, Inc.                      16,500           810,150
May Department Stores Co.                              27,200           747,728
Nordstrom, Inc.                                         7,900           336,619
Office Depot, Inc. (a)                                 40,800           730,728
Sears, Roebuck & Co.                                    5,600           211,456
                                                                  -------------
                                                                      3,057,271
                                                                  -------------
TEXTILES/SHOES-APPAREL MFG.-1.5%
Jones Apparel Group, Inc.                              20,600           813,288
Liz Claiborne, Inc.                                     6,200           223,076
Reebok International Ltd.                               5,600           201,488
V.F. Corp.                                             15,450           752,415
                                                                  -------------
                                                                      1,990,267
                                                                  -------------
TIRES & RUBBER GOODS-0.3%
Cooper Tire & Rubber Co.                               14,100           324,300
                                                                  -------------
                                                                     10,889,643
                                                                  -------------
TECHNOLOGY-7.3%
COMMUNICATION-EQUIP. MFRS.-1.3%
ADC Telecommunications, Inc. (a)                      117,700           334,268
Corning, Inc. (a)                                      56,000           731,360
Nortel Networks Corp. (a)                             126,500           631,235
                                                                  -------------
                                                                      1,696,863
                                                                  -------------
COMPUTERS-2.1%
Hewlett-Packard Co.                                    99,428         2,097,930
International Business Machines Corp.                   7,840           691,096
Quantum Corp. (a)                                       6,250            19,375
                                                                  -------------
                                                                      2,808,401
                                                                  -------------
COMPUTER/INSTRUMENTATION-0.7%
Flextronics International Ltd. (Singapore) (a)         39,400           628,430
Sanmina-SCI Corp. (a)                                  26,700           242,970
                                                                  -------------
                                                                        871,400
                                                                  -------------
COMPUTER SERVICES/SOFTWARE-0.5%
Electronic Data Systems Corp.                          32,400           620,460
                                                                  -------------
SEMICONDUCTORS-0.4%
Vishay Intertechnology, Inc. (a)                       30,550           567,619
                                                                  -------------
SOFTWARE-0.2%
Microsoft Corp.                                         9,500           271,320
                                                                  -------------
MISCELLANEOUS INDUSTRIAL
TECHNOLOGY-2.1%
Arrow Electronics, Inc. (a)                            24,200           649,044
Avnet, Inc. (a)                                        19,500           442,650
Ingram Micro, Inc. Cl.A (a)                            18,200           263,354
Solectron Corp. (a)                                    97,510           630,890
Tech Data Corp. (a)                                     5,550           217,172
Tellabs, Inc. (a)                                      65,400           571,596
                                                                  -------------
                                                                      2,774,706
                                                                  -------------
                                                                      9,610,769
                                                                  -------------
CONSUMER GROWTH-6.1%
ADVERTISING-0.5%
Interpublic Group of Cos., Inc. (a)                    47,200           648,056
                                                                  -------------
DRUGS-2.1%
Bristol-Myers Squibb Co.                               18,850           461,825
GlaxoSmithKline Plc (ADR) (United Kingdom)             16,400           679,944
Merck & Co., Inc.                                      29,400         1,396,500
Pfizer, Inc.                                            4,900           167,972
Wyeth                                                   2,400            86,784
                                                                  -------------
                                                                      2,793,025
                                                                  -------------
ENTERAINMENT-1.3%
Time Warner, Inc. (a)                                  83,400         1,466,172
Viacom, Inc. Cl.B                                       3,050           108,946
Walt Disney Co.                                         6,300           160,587
                                                                  -------------
                                                                      1,735,705
                                                                  -------------
OTHER MEDICAL-0.2%
IMS HEALTH, INC.                                        8,800           206,272
                                                                  -------------
PUBLISHING-0.6%
R. R. Donnelley & Sons Co.                             26,150           863,473
                                                                  -------------


3


VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
RADIO-TV BROADCASTING-1.1%
COMCAST CORP. Cl.A (A)                                 50,934     $   1,427,680
                                                                  -------------
MISCELLANEOUS CONSUMER
GROWTH-0.3%
Cendant Corp.                                          16,300           399,024
                                                                  -------------
                                                                      8,073,235
                                                                  -------------
CAPITAL EQUIPMENT-6.0%
AEROSPACE-DEFENSE-1.5%
B.F. Goodrich Corp.                                    21,700           701,561
Boeing Co.                                             16,300           832,767
General Dynamics Corp.                                  4,200           417,060
                                                                  -------------
                                                                      1,951,388
                                                                  -------------
AUTO TRUCKS-PARTS-0.9%
Eaton Corp.                                            13,500           873,990
PACCAR, Inc.                                            5,900           342,141
                                                                  -------------
                                                                      1,216,131
                                                                  -------------
ELECTRICAL EQUIPMENT-1.6%
Cooper Industries Ltd. Cl.A                             7,000           415,870
Honeywell International, Inc.                          37,100         1,358,973
Hubbell Inc. Cl.B                                       6,600           308,286
                                                                  -------------
                                                                      2,083,129
                                                                  -------------
MISCELLANEOUS CAPITAL GOODS-2.0%
Ingersoll-Rand Co.                                      9,400           642,114
Parker-Hannifin Corp.                                   6,000           356,760
Textron, Inc.                                          14,300           848,705
Tyco International Ltd. (Bermuda)                      23,500           778,790
                                                                  -------------
                                                                      2,626,369
                                                                  -------------
                                                                      7,877,017
                                                                  -------------
CONSUMER STAPLES-6.0%
BEVERAGES-SOFT, LITE & HARD-0.4%
Adolph Coors Co. Cl.B                                   7,500           542,550
                                                                  -------------
RESTAURANTS-1.2%
Darden Restaurants, Inc.                                9,700           199,335
McDonald's Corp.                                       51,800         1,346,800
                                                                  -------------
                                                                      1,546,135
                                                                  -------------
RETAIL STORES-FOOD-1.0%
Safeway, Inc. (a)                                      27,000           684,180
SUPERVALU, Inc.                                           500            15,305
The Kroger Co. (a)                                     34,100           620,620
                                                                  -------------
                                                                      1,320,105
                                                                  -------------
SOAPS-0.5%
Unilever NV (ADR)                                       9,200           630,292
                                                                  -------------
SUGAR REFINERS-0.3%
Archer-Daniels-Midland Co.                             19,805           332,328
                                                                  -------------
TOBACCO-2.6%
Altria Group, Inc.                                     55,550         2,780,277
UST, Inc.                                              20,100           723,600
                                                                  -------------
                                                                      3,503,877
                                                                  -------------
                                                                      7,875,287
                                                                  -------------
INDUSTRIAL COMMODITIES-2.8%
ALUMINUM-1.1%
Alcan, Inc. (Canada)                                   12,900           534,060
Alcoa, Inc.                                            29,600           977,688
                                                                  -------------
                                                                      1,511,748
                                                                  -------------
FERTILIZERS-0.8%
Monsanto Co.                                           26,000         1,001,000
                                                                  -------------
STEEL-0.9%
United States Steel Corp.                              23,800           835,856
Worthington Industries, Inc.                           18,200           373,646
                                                                  -------------
                                                                      1,209,502
                                                                  -------------
                                                                      3,722,250
                                                                  -------------
CAPITAL GOODS-2.6%
MISCELLANEOUS-2.6%
General Electric Co.                                  106,000         3,434,400
                                                                  -------------
COMMODITIES-2.2%
CHEMICALS-0.9%
E.I. du Pont de Nemours and Co.                         6,100           270,962
Eastman Chemical Co.                                   15,400           711,942
The Dow Chemical Co.                                    4,000           162,800
The Lubrizol Corp.                                      1,050            38,451
                                                                  -------------
                                                                      1,184,155
                                                                  -------------
PAPER-1.3%
Boise Cascade Corp.                                    11,200           421,568
Georgia-Pacific Group                                  24,950           922,651
Temple-Inland, Inc.                                     4,500           311,625
                                                                  -------------
                                                                      1,655,844
                                                                  -------------
                                                                      2,839,999
                                                                  -------------
SERVICES-1.5%
RAILROADS-1.5%
Burlington Northern Santa Fe Corp.                     19,900           697,893
CSX Corp.                                              16,600           543,982
Norfolk Southern Corp.                                 27,050           717,366
                                                                  -------------
                                                                      1,959,241
                                                                  -------------
NON-FINANCIAL-0.6%
BUILDING MATERIALS-CEMENT-0.3%
Martin Marietta Materials, Inc.                         9,600           425,568
                                                                  -------------
HOME BUILDING-0.3%
Pulte Homes, Inc.                                       6,300           327,789
                                                                  -------------
                                                                        753,357
                                                                  -------------
Total Common Stocks
  (cost $109,353,120)                                               128,202,639
                                                                  -------------


4


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                    PRINCIPAL
                                                      AMOUNT
COMPANY                                               (000)        U.S. $ VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-2.8%
TIME DEPOSIT-2.8%
The Bank of New York
  0.563%, 7/01/04
  (cost $3,707,000)                                   $ 3,707     $   3,707,000
                                                                  -------------
TOTAL INVESTMENTS-100.0%
  (cost $113,060,120)                                               131,909,639
Other assets less liabilities-0.0%                                       45,400
                                                                  -------------
NET ASSETS-100%                                                   $ 131,955,039
                                                                  =============


(a)  Non-income producing security.

Glossary:

ADR - American Depositary Receipt

See Notes to Financial Statements.


5


VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $113,060,120)         $ 131,909,639
  Cash                                                                    3,718
  Dividends and interest receivable                                     184,391
                                                                  -------------
  Total assets                                                      132,097,748
                                                                  -------------
LIABILITIES
  Advisory fee payable                                                   35,893
  Distribution fee payable                                               26,333
  Accrued expenses                                                       80,483
                                                                  -------------
  Total liabilities                                                     142,709
                                                                  -------------
NET ASSETS                                                        $ 131,955,039
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $      11,536
  Additional paid-in capital                                        112,925,133
  Undistributed net investment income                                   802,126
  Accumulated net realized loss on investment transactions             (633,275)
  Net unrealized appreciation of investments                         18,849,519
                                                                  -------------
                                                                  $ 131,955,039
                                                                  =============
CLASS B SHARES
  Net assets                                                      $ 131,955,039
                                                                  =============
  Shares of capital stock outstanding                                11,535,877
                                                                  =============
  Net asset value per share                                       $       11.44
                                                                  =============


See Notes to Financial Statements.


6


VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $4,548)             $   1,396,873
  Interest                                                               12,678
                                                                  -------------
  Total investment income                                             1,409,551
                                                                  -------------
EXPENSES
  Advisory fee                                                          469,148
  Distribution fee -- Class B                                           156,383
  Custodian                                                              58,288
  Administrative                                                         34,500
  Audit and legal                                                        23,750
  Printing                                                                  943
  Directors' fees                                                           500
  Transfer agency                                                           450
  Miscellaneous                                                           1,060
                                                                  -------------
  Total expenses                                                        745,022
  Less: expenses waived and reimbursed by the Adviser
    (see Note B)                                                       (159,606)
                                                                  -------------
  Net expenses                                                          585,416
                                                                  -------------
  Net investment income                                                 824,135
                                                                  -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                        2,237,915
  Net change in unrealized appreciation/depreciation of
    investments                                                       1,031,348
                                                                  -------------
  Net gain on investment transactions                                 3,269,263
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $   4,093,398
                                                                  =============


See Notes to Financial Statements.


7


VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                               SIX MONTHS ENDED    YEAR ENDED
                                                 JUNE 30, 2004     DECEMBER 31,
                                                  (UNAUDITED)         2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $     824,135    $   1,132,568
  Net realized gain (loss) on investment
    transactions                                     2,237,915       (1,657,272)
  Net change in unrealized appreciation/
    depreciation of investments                      1,031,348       24,092,056
                                                 -------------    -------------
  Net increase in net assets from operations         4,093,398       23,567,352

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                                 -0-              (2)
    Class B                                         (1,139,004)        (642,210)

CAPITAL STOCK TRANSACTIONS
  Net increase                                      11,438,952       26,270,250
                                                 -------------    -------------
  Total increase                                    14,393,346       49,195,390

NET ASSETS
  Beginning of period                              117,561,693       68,366,303
                                                 -------------    -------------
  End of period (including undistributed
    net investment income of $802,126 and
    $1,116,995, respectively)                    $ 131,955,039    $ 117,561,693
                                                 =============    =============


See Notes to Financial Statements.


8


VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Value Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Portfolio commenced operations on May 1, 2001. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Class B shares bear a distribution expense and have voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


9


VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding, are borne on a pro-rata basis by each outstanding class of shares based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annual rate of .75% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

On May 1, 2002, the Adviser agreed to waive its fee and to reimburse additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the average daily net assets for Class A and Class B shares, respectively. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2004, the Portfolio received no such waivers/reimbursements.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $125,106. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the terms of the investment advisory agreement, the Portfolio has agreed to reimburse the Adviser for the cost of providing the Portfolio with certain legal and accounting services. For the six months ended June 30, 2004, the Adviser voluntarily waived such reimbursement in the amount of $34,500.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2004, amounted to $64,148, of which $27,002 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.


10


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investors Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                   PURCHASES          SALES
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $  27,451,731    $  14,954,625
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $  20,365,495
Gross unrealized depreciation                                        (1,515,976)
                                                                  -------------
Net unrealized appreciation                                       $  18,849,519
                                                                  =============

1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.


11


VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                   JANUARY 1, 2004      YEAR     JANUARY 1, 2004      YEAR
                          TO           ENDED           TO             ENDED
                   JUNE 30, 2004(a)  DECEMBER 31, JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------
CLASS A
Shares sold                    -0-           -0-   $         -0-  $          -0-
Shares issued
  in reinvestment
  of dividends                 -0-           -0-(b)          -0-              2
Shares redeemed               (21)           -0-(b)        (237)             (2)
                      -----------   -----------    ------------   -------------
Net decrease                  (21)           -0-   $       (237)  $          -0-
                      ===========   ===========    ============   =============


(a) For the period May 10, 2004 through June 30, 2004, there were no Class A shares outstanding.

(b)  Share amount is less than one full share.


12


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------
CLASS B
Shares sold             1,770,823     4,251,131    $ 20,214,073   $  40,598,585
Shares issued
  in reinvestment
  of dividends            101,244        65,001       1,139,004         642,210
Shares redeemed          (872,239)   (1,591,340)     (9,913,888)    (14,970,545)
                      -----------   -----------    ------------   -------------
Net increase              999,828     2,724,792    $ 11,439,189   $  26,270,250
                      ===========   ===========    ============   =============


NOTE F: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Foreign Securities Risk-Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

NOTE H: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                  2003             2002
                                              =============   =============
Distributions paid from:
  Ordinary income                             $     642,212   $      93,486
                                              -------------   -------------
Total distributions paid                      $     642,212   $      93,486
                                              =============   =============


As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $   1,116,995
Accumulated capital and other losses                             (2,866,923)(a)
Unrealized appreciation/(depreciation)                           17,813,904(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $  16,063,976
                                                              =============

(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $2,866,923 of which $89,959 expires in the year 2009, $1,034,044 expires in the year 2010, and $1,742,920 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


13


VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE I: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.


14


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


15


VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                      CLASS A
                                         ------------------------------------
                                     JANUARY 1, 2004   YEAR         JULY 22,
                                            TO         ENDED       2002(b) TO
                                     MAY 10, 2004(a) DECEMBER 31, DECEMBER 31,
                                        (UNAUDITED)     2003         2002
                                        -----------  -----------  -----------
Net asset value, beginning of period      $11.20        $8.76        $8.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)(d)                 .07          .16          .07
Net realized and unrealized gain
  (loss) on investment transactions         (.19)        2.36          .69
Net increase (decrease) in net asset
  value from operations                     (.12)        2.52          .76

LESS: DIVIDENDS
Dividends from net investment income          -0-        (.08)          -0-
Net asset value, end of period            $11.08       $11.20        $8.76

TOTAL RETURN
Total investment return based on net
  asset value (e)                          (1.07)%      28.94%        9.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                   $236         $239         $187
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                           .69%(f)      .99%        1.20%(f)
  Expenses, before waivers and
    reimbursements                          1.04%(f)     1.06%        2.28%(f)
  Net investment income (d)                 1.29%(f)     1.51%        4.22%(f)
Portfolio turnover rate                       12%          27%          12%


See footnote summary on page 17.


16


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                CLASS B
                                            --------------------------------------------------
                                            SIX MONTHS          YEAR ENDED            MAY 1,
                                               ENDED            DECEMBER 31,        2001(g) TO
                                          JUNE 30, 2004  ------------------------   DECEMBER 31,
                                            (UNAUDITED)      2003         2002         2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.16        $8.75       $10.07       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)(d)                     .07          .12          .12          .08
Net realized and unrealized gain (loss) on
  investment transactions                        .31         2.36        (1.42)        (.01)
Net increase (decrease) in net asset value
  from operations                                .38         2.48        (1.30)         .07

LESS: DIVIDENDS
Dividends from net investment income            (.10)        (.07)        (.02)          -0-
Net asset value, end of period                $11.44       $11.16        $8.75       $10.07

TOTAL RETURN
Total investment return based on net asset
  value (e)                                     3.43%       28.46%      (12.95)%       0.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $131,955     $117,561      $68,366      $27,286
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .94%(f)     1.24%        1.21%        1.20%(f)
  Expenses, before waivers and
    reimbursements                              1.19%(f)     1.33%        1.43%        2.47%(f)
  Net investment income (d)                     1.32%(f)     1.29%        1.27%        1.29%(f)
Portfolio turnover rate                           12%          27%          12%           4%





(a)  There were no Class A shares outstanding as of June 30, 2004.

(b)  Commencement of distribution.

(c)  Based on average shares outstanding.

(d)  Net of expenses waived or reimbursed by the Adviser.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Commencement of operations.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, WITHOUT CHARGE, UPON REQUEST BY VISITING ALLIANCE CAPITAL'S WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM (CLICK ON INVESTORS, THEN THE "PROXY VOTING POLICIES AND PROCEDURES" LINK ON THE LEFT SIDE OF THE PAGE), OR BY GOING TO THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV, OR BY CALLING ALLIANCE CAPITAL AT (800) 227-4618.

WORLDWIDE PRIVATIZATION PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                                    PERCENT OF
COMPANY                                          U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Mitsubishi Tokyo Financial Group, Inc.           $  1,120,010           2.7%
-------------------------------------------------------------------------------
East Japan Railway Co.                              1,003,968           2.4
-------------------------------------------------------------------------------
Deutsche Post AG                                      936,912           2.3
-------------------------------------------------------------------------------
Vodafone Group Plc                                    906,860           2.2
-------------------------------------------------------------------------------
KDDI Corp.                                            892,123           2.2
-------------------------------------------------------------------------------
Kookmin Bank (Common & ADR)                           881,936           2.1
-------------------------------------------------------------------------------
Eni S.p.A.                                            837,017           2.0
-------------------------------------------------------------------------------
ING Groep NV                                          772,856           1.9
-------------------------------------------------------------------------------
Veolia Environment                                    767,479           1.9
-------------------------------------------------------------------------------
Pfizer, Inc.                                          753,474           1.8
                                                 ------------          ----
-------------------------------------------------------------------------------
                                                 $  8,872,635          21.5%
-------------------------------------------------------------------------------


SECTOR DIVERSIFICATION
June 30, 2004 (unaudited)

                                                                    PERCENT OF
SECTOR                                           U.S. $ VALUE       NET ASSETS
_______________________________________________________________________________

Finance                                          $  8,766,908          21.2%
-------------------------------------------------------------------------------
Utilities                                           8,495,207          20.6
-------------------------------------------------------------------------------
Consumer Services                                   6,639,915          16.1
-------------------------------------------------------------------------------
Energy                                              4,350,238          10.5
-------------------------------------------------------------------------------
Transportation                                      3,423,029           8.3
-------------------------------------------------------------------------------
Technology                                          2,937,911           7.1
-------------------------------------------------------------------------------
Basic Industry                                      2,109,552           5.1
-------------------------------------------------------------------------------
Healthcare                                          1,788,742           4.3
-------------------------------------------------------------------------------
Consumer Staples                                      820,074           2.0
-------------------------------------------------------------------------------
Multi Industry Companies                              538,368           1.3
-------------------------------------------------------------------------------
Capital Goods                                         152,008           0.4
-------------------------------------------------------------------------------
Consumer Manufacturing                                 85,974           0.2
                                                 ------------          ----
-------------------------------------------------------------------------------
Total Investments                                  40,107,926          97.1
-------------------------------------------------------------------------------
Cash and receivables, net of liabilities            1,218,002           2.9
                                                 ------------          ----
-------------------------------------------------------------------------------
Net Assets                                       $ 41,325,928         100.0%
-------------------------------------------------------------------------------

WORLDWIDE PRIVATIZATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-97.1%
ARGENTINA-0.5%
Tenaris, SA (ADR)                                       6,146     $     201,282
                                                                  -------------
AUSTRALIA-2.2%
CSL, Ltd.                                              31,239           485,274
Qantas Airways, Ltd.                                   65,981           161,788
Telestra Corp. Ltd.                                    69,899           244,920
                                                                  -------------
                                                                        891,982
                                                                  -------------
AUSTRIA-2.3%
Bank Austria Creditanstalt (a)                         10,605           621,903
Boehler-Uddeholm AG                                     4,200           348,497
                                                                  -------------
                                                                        970,400
                                                                  -------------
BRAZIL-4.0%
Banco Bradesco, SA (ADR)                                  900            41,355
Companhia de Concessoes Rodoviarias                    13,000           146,916
Companhia Energetica de Minas Gerais (ADR)              2,800            42,056
Companhia Vale do Rio Doce (ADR)                        8,300           376,920
Gerdau, SA (ADR)                                       24,000           290,880
Itausa-Investimentos Itau, SA Pfd.                    278,088           323,254
Petroleo Brasilerio, SA (ADR)                           9,300           234,360
Tele Celular Sul Participacoes, SA (ADR)               10,700           138,030
Telesp Celular Participacoes, SA (ADR) (a)              6,800            53,584
                                                                  -------------
                                                                      1,647,355
                                                                  -------------
CHILE-0.1%
Enersis, SA (ADR) (a)                                   6,000            35,760
                                                                  -------------
EGYPT-0.9%
Eastern Co. for Tobacco & Cigarettes                   13,374           175,030
Egyptian Co. for Mobile Services                       15,618           187,998
                                                                  -------------
                                                                        363,028
                                                                  -------------
FINLAND-2.5%
Fortum Oyj                                             26,988           344,767
Sampo Oyj                                              22,544           218,876
TietoEnator Oyj                                        15,527           471,328
                                                                  -------------
                                                                      1,034,971
                                                                  -------------
FRANCE-9.0%
BNP Paribas, SA                                         9,001           553,576
Dassault Systemes, SA                                   8,500           394,115
France Telecom, SA (a)                                 20,015           521,603
Sanofi-Synthelabo, SA                                   4,983           315,859
Societe Television Francaise 1                         14,079           443,475
STMicroelectronics NV                                   6,851           150,285
TotalFinaElf, SA                                        2,856           544,493
Veolia Environnement                                   27,202           767,479
                                                                  -------------
                                                                      3,690,885
                                                                  -------------
GERMANY-4.7%
Deutsche Lufthansa AG (a)                              12,086           164,836
Deutsche Post AG (a)                                   43,458           936,912
Deutsche Telekom AG (a)                                12,487           219,529
Fraport AG                                             14,363           401,569
Rhon-Klinikum AG                                        4,211           234,135
                                                                  -------------
                                                                      1,956,981
                                                                  -------------
GREECE-1.3%
Greek Organization of Football Prognostics             16,070           303,440
Public Power Corp.                                     10,310           245,856
                                                                  -------------
                                                                        549,296
                                                                  -------------
HONG KONG-0.5%
Sinotrans, Ltd.                                       606,000           217,544
                                                                  -------------
HUNGARY-1.8%
Magyar Tavkozlesi Rt.                                  57,791           231,311
MOL Magyar Olaj-es Gazipari Rt.                         6,165           245,410
OTP Bank Rt.                                           13,202           269,652
                                                                  -------------
                                                                        746,373
                                                                  -------------
INDIA-1.3%
Canara Bank, Ltd.                                      81,972           215,472
Maruti Udyog, Ltd.                                      9,819            85,974
Oil & Natural Gas, Corp.                               16,600           227,201
                                                                  -------------
                                                                        528,647
                                                                  -------------
INDONESIA-0.3%
Bank Rakyat Indonesia                                 689,500           122,830
                                                                  -------------
IRELAND-0.4%
Eircom Group Plc (a)                                  102,395           184,377
                                                                  -------------
ISRAEL-1.3%
Bank Hapoalim, Ltd.                                   203,200           540,392
                                                                  -------------
ITALY-4.2%
Acegas SpA                                             10,307            79,002
Eni S.p.A.                                             42,155           837,017
Telecom Italia Mobile SpA                              39,555           224,260
Telecom Italia SpA                                    142,144           441,860
Terna SpA (a)                                          80,700           174,767
                                                                  -------------
                                                                      1,756,906
                                                                  -------------
JAPAN-13.5%
Daiwa Securities Group, Inc.                           93,000           668,212
East Japan Railway Co.                                    179         1,003,968
Japan Airlines System Corp.                            72,000           230,289
Japan Tobacco, Inc.                                        83           645,044
JSAT Corp.                                                 46           139,541
KDDI Corp.                                                156           892,123
Mitsubishi Tokyo Financial Group, Inc.                    121         1,120,010
Nippon Telegraph & Telephone Corp.                         55           293,864
NTT Docomo, Inc.                                          119           212,666
West Japan Railway Co.                                     91           366,952
                                                                  -------------
                                                                      5,572,669
                                                                  -------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
LUXEMBOURG-0.7%
SES Global                                             32,200     $     272,274
                                                                  -------------
MALAYSIA-0.7%
Astro All Asia Networks Plc (a)                        48,300            58,214
Maxis Communications Berhad                           109,500           253,579
                                                                  -------------
                                                                        311,793
                                                                  -------------
MEXICO-2.6%
America Movil, SA de CV Series L (ADR)                 13,800           501,906
Grupo Aeroportuario del Sureste, SA de CV
  Series B (ADR)                                        3,000            55,500
Grupo Financiero Banorte SA de CV Cl.B                 52,100           184,268
Telefonos de Mexico, SA de CV Cl.L (ADR)               10,000           332,700
                                                                  -------------
                                                                      1,074,374
                                                                  -------------
NETHERLANDS-1.9%
ING Groep NV                                           32,744           772,856
                                                                  -------------
NORWAY-1.0%
Norsk Hydro ASA (a)                                     6,243           405,752
                                                                  -------------
PEOPLES REPUBLIC OF CHINA-3.6%
China Petroleum Chemical Corp. (Sinopec) (a)          586,000           214,121
China Resources Enterprise, Ltd.                      238,000           288,354
China Telecommunication Corp.                         506,000           176,780
CNOOC, Ltd.                                           600,000           253,853
Datang Power Generation Co., Ltd.                     310,000           240,455
Ping An Insurance Group Co. of China, Ltd. (a)        219,000           297,623
                                                                  -------------
                                                                      1,471,186
                                                                  -------------
PERU-0.4%
Explosivios, SA Cl.C (b)                              248,986           152,008
                                                                  -------------
RUSSIA-3.4%
Jsc Mmc Norilsk Nickel (ADR)                            3,345           185,648
Lukoil Holdings (ADR)                                   3,871           407,229
Mobile Telesystems (ADR)                                2,300           280,600
AO VimpelCom (ADR) (a)                                  5,500           530,475
                                                                  -------------
                                                                      1,403,952
                                                                  -------------
SINGAPORE-0.7%
DBS Group Holdings Ltd.                                35,172           294,044
                                                                  -------------
SOUTH AFRICA-2.4%
Anglogold Ashanti, Ltd. (ADR)                           6,322           203,316
Mtn Group, Ltd. (a)                                   110,800           508,318
Telkom South Africa, Ltd.                              20,200           258,668
                                                                  -------------
                                                                        970,302
                                                                  -------------
SOUTH KOREA-5.5%
Kookmin Bank (a)                                       15,120           469,760
Kookmin Bank (ADR) (a)                                 13,135           412,176
KT Freetel Co., Ltd.                                   13,910           241,363
POSCO                                                   4,180           539,005
SK Telecom Co., Ltd. (a)                                2,000           328,862
SK Telecom Co., Ltd. (ADR) (a)                         13,900           291,761
                                                                  -------------
                                                                      2,282,927
                                                                  -------------
SPAIN-4.5%
Amadeus Global Travel Distribution, SA                 38,928           255,280
Banco Bilbao Vizcaya Argentaria, SA                    56,126           749,776
Indra Sistemas, SA                                     13,903           177,270
Red Electrica de Espana                                13,870           235,911
Telefonica, SA                                         29,949           442,715
                                                                  -------------
                                                                      1,860,952
                                                                  -------------
SWEDEN-0.4%
Eniro AB                                               22,916           174,921
                                                                  -------------
TAIWAN-3.0%
Cathay Financial Holding Co., Ltd. (GDR) (a)           11,496           206,750
Chunghwa Telecom Co., Ltd. (ADR)                       19,200           338,688
Fubon Financial Holding Co., Ltd.                     251,149           218,747
Taiwan Semiconductor Co.                              299,433           430,813
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)      3,650            30,332
                                                                  -------------
                                                                      1,225,330
                                                                  -------------
THAILAND-1.6%
Airports of Thailand Plc (a)                          148,100           186,551
Ratchaburi Electricity Generating Holding
  Public Co., Ltd.                                    180,700           163,529
Siam Commercial Bank Public Co., Ltd.                 275,400           311,538
                                                                  -------------
                                                                        661,618
                                                                  -------------
TURKEY-0.8%
Dogan Yayin Holding AS                             58,979,397           180,833
Turkiye Is Bankasi                                 42,276,931           153,838
                                                                  -------------
                                                                        334,671
                                                                  -------------

WORLDWIDE PRIVATIZATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES      U.S. $ VALUE
-------------------------------------------------------------------------------
UNITED KINGDOM-10.8%
Associated British Ports Holdings Plc                  40,058     $     293,668
BP p.l.c. (ADR)                                        40,281           355,751
British Airways Plc (a)                                68,314           341,310
British Sky Broadcast Group Plc (a)                    43,954           495,800
Centrica Plc (a)                                      178,855           728,174
Compass Group Plc                                      51,918           316,826
National Grid Transco Plc                              78,200           603,071
Vedanta Resources Plc (a)                              31,674           165,286
Vodafone Group Plc                                    414,129           906,860
Wolfson Microelectronics Plc (a)                       46,892           250,014
                                                                  -------------
                                                                      4,456,760
                                                                  -------------
UNITED STATES-2.3%
Affiliated Computer Services, Inc. Cl.A (a)             4,100           217,054
Pfizer, Inc.                                           21,980           753,474
                                                                  -------------
                                                                        970,528
                                                                  -------------
TOTAL INVESTMENTS-97.1%
  (cost $31,540,206)                                                 40,107,926
Other assets less liabilities-2.9%                                    1,218,002
                                                                  -------------
NET ASSETS-100%                                                   $  41,325,928
                                                                  =============


(a)  Non-income producing security.

(b)  Illiquid security valued at fair value (see Note A).

Glossary of Terms:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

See Notes to Financial Statements.

WORLDWIDE PRIVATIZATION PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $31,540,206)          $  40,107,926
  Cash                                                                  226,583
  Foreign cash, at value (cost $1,211,547)                            1,209,779
  Dividends and interest receivable                                      95,104
  Receivable for investment securities sold                              51,545
                                                                  -------------
  Total assets                                                       41,690,937
                                                                  -------------
LIABILITIES
  Payable for investment securities purchased                           195,967
  Advisory fee payable                                                   25,025
  Distribution fee payable                                                1,878
  Accrued expenses                                                      142,139
                                                                  -------------
  Total liabilities                                                     365,009
                                                                  -------------
NET ASSETS                                                        $  41,325,928
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $       2,476
  Additional paid-in capital.                                        38,867,021
  Undistributed net investment income                                   230,679
  Accumulated net realized loss on investment and foreign
    currency transactions                                            (6,340,673)
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                       8,566,425
                                                                  -------------
                                                                  $  41,325,928
                                                                  =============
CLASS A SHARES
  Net assets                                                      $  31,826,296
                                                                  =============
  Shares of capital stock outstanding                                 1,905,521
                                                                  =============
  Net asset value per share                                       $       16.70
                                                                  =============
CLASS B SHARES
  Net assets                                                      $   9,499,632
                                                                  =============
  Shares of capital stock outstanding                                   570,057
                                                                  =============
  Net asset value per share                                       $       16.66
                                                                  =============


See Notes to Financial Statements.

WORLDWIDE PRIVATIZATION PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $76,825)            $     584,585
  Interest                                                               10,778
                                                                  -------------
  Total investment income                                               595,363
                                                                  -------------
EXPENSES
  Advisory fee                                                          210,713
  Distribution fee -- Class B                                            10,523
  Custodian                                                             124,666
  Administrative                                                         34,500
  Audit and legal                                                        23,750
  Printing                                                                4,952
  Directors' fees                                                           500
  Transfer agency                                                           450
  Miscellaneous                                                           1,897
                                                                  -------------
  Total expenses                                                        411,951
  Less: expenses waived and reimbursed by the Adviser
    (see Note B)                                                        (52,678)
                                                                  -------------
  Net expenses                                                          359,273
                                                                  -------------
  Net investment income                                                 236,090
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                           2,033,220
    Foreign currency transactions                                       (63,656)
  Net change in unrealized appreciation/depreciation of:
    Investments                                                      (1,104,898)
    Foreign currency denominated assets and liabilities                  66,891
                                                                  -------------
  Net gain on investment and foreign currency transactions              931,557
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $   1,167,647
                                                                  =============


See Notes to Financial Statements.

WORLDWIDE PRIVATIZATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                               SIX MONTHS ENDED     YEAR ENDED
                                                 JUNE 30, 2004     DECEMBER 31,
                                                  (UNAUDITED)          2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $     236,090    $      99,709
  Net realized gain on investment and
    foreign currency transactions                    1,969,564        1,228,799
  Net change in unrealized appreciation/
    depreciation of investments and foreign
    currency denominated assets and
    liabilities                                     (1,038,007)      11,164,967
                                                 -------------    -------------
  Net increase in net assets from operations         1,167,647       12,493,475

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                            (80,328)        (314,453)
    Class B                                            (10,540)         (50,361)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                      (1,429,240)      (1,195,358)
                                                 -------------    -------------
  Total increase (decrease)                           (352,461)      10,933,303

NET ASSETS
  Beginning of period                               41,678,389       30,745,086
                                                 -------------    -------------
  End of period (including undistributed net
    investment income of $230,679 and
    $85,457, respectively)                       $  41,325,928    $  41,678,389
                                                 =============    =============


See Notes to Financial Statements.

WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Worldwide Privatization Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term capital appreciation. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser an investment advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $52,678. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2004, amounted to $56,132, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12B-1 under the Investment Company Act of 1940. Under the Plan the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                   PURCHASES          SALES
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $  10,973,164    $  12,028,532
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $   9,137,086
Gross unrealized depreciation                                          (569,366)
                                                                  -------------
Net unrealized appreciation                                       $   8,567,720
                                                                  =============


1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2004, the Portfolio had no securities on loan. For the six months ended June 30, 2004, the Portfolio earned fee income of $2,654 which is included in interest income in the accompanying statement of operations.

WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------
CLASS A
Shares sold               110,578       248,320    $  1,876,303   $   3,364,408
Shares issued
  in reivestment
  of dividends              4,857        24,741          80,327         314,453
Shares redeemed          (317,353)     (528,562)     (5,317,049)     (6,616,864)
                      -----------   -----------    ------------   -------------
Net decrease             (201,918)     (255,501)   $ (3,360,419)  $  (2,938,003)
                      ===========   ===========    ============   =============


CLASS B
Shares sold               204,617     1,379,770    $  3,426,192   $  16,268,671
Shares issued
  in reivestment
  of dividends                639         3,965          10,540          50,361
Shares redeemed           (89,460)   (1,244,071)     (1,505,553)    (14,576,387)
                      -----------   -----------    ------------   -------------
Net increase              115,796       139,664    $  1,931,179   $   1,742,645
                      ===========   ===========    ============   =============


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2004.

NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                  2003             2002
                                              =============   =============
Distributions paid from:
  Ordinary income                             $     364,814   $     633,898
                                              -------------   -------------
Total taxable distributions                         364,814         633,898
                                              -------------   -------------
Total distributions paid                      $     364,814   $     633,898
                                              =============   =============

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $      85,457
Accumulated capital and other losses                             (8,240,295)(a)
Unrealized appreciation/(depreciation)                            9,534,490(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $   1,379,652
                                                              =============


(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $8,240,295 of which $934,059 expires in the year 2009 and $7,306,236 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the fund utilized capital loss carryforwards of $1,208,600.

(b) The difference between book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affil-

WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


iated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

WORLDWIDE PRIVATIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                        YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004  ---------------------------------------------------------------
                                            (UNAUDITED)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $16.28       $11.48       $12.18       $15.64       $21.74       $14.81

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .09(b)       .04          .07(b)       .20(b)       .05(b)      0.15(b)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                   .37         4.91         (.56)       (2.82)       (4.81)        8.00
Net increase (decrease) in net asset
  value from operations                          .46         4.95         (.49)       (2.62)       (4.76)        8.15

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                        (.04)        (.15)        (.21)        (.03)        (.12)        (.31)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-        (.81)       (1.22)        (.91)
Total dividends and distributions               (.04)        (.15)        (.21)        (.84)       (1.34)       (1.22)
Net asset value, end of period                $16.70       $16.28       $11.48       $12.18       $15.64       $21.74

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.84%       43.46%       (4.19)%     (17.29)%     (23.00)%      58.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $31,826      $34,302      $27,136      $37,411      $56,181      $64,059
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.65%(d)     2.17%        1.54%         .95%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.90%(d)     2.17%        1.98%        1.65%        1.43%        1.46%
  Net investment income                         1.13%(b)(d)   .34%         .61%(b)     1.50%(b)      .29%(b)      .93%(b)
Portfolio turnover rate                           27%          44%          46%          35%          65%          54%



See footnote summary on page 16.

WORLDWIDE PRIVATIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         CLASS B
                                            ---------------------------------------------------------------
                                            SIX MONTHS                                       JULY 5, 2000 (e)
                                               ENDED            YEAR ENDED DECEMBER 31,             TO
                                          JUNE 30, 2004  -------------------------------------  DECEMBER 31,
                                            (UNAUDITED)     2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $16.24       $11.47       $12.17       $15.62       $19.09

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                 .09(b)       .02          .03(b)       .10(b)      (.04)(b)
Net realized and unrealized gain (loss) on
  investment and foreign currency
  transactions                                   .35         4.88         (.53)       (2.71)       (3.43)
Net increase (decrease) in net asset value
  from operations                                .44         4.90         (.50)       (2.61)       (3.47)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)        (.13)        (.20)        (.03)          -0-
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-        (.81)          -0-
Total distributions                             (.02)        (.13)        (.20)        (.84)          -0-
Net asset value, end of period                $16.66       $16.24       $11.47       $12.17       $15.62

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.70%       43.07%       (4.26)%     (17.28)%     (18.43)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $9,500       $7,376       $3,609       $1,092         $238
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.91%(d)     2.41%        1.79%        1.19%        1.20%(d)
  Expenses, before waivers and
    reimbursements                              2.16%(d)     2.41%        2.23%        1.93%        1.80%(d)
  Net investment income (loss)                  1.08%(b)(d)   .13%         .28%(b)      .80%(b)     (.26)%(b)(d)
Portfolio turnover rate                           27%          44%          46%          35%          65%



(a)  Based on average shares outstanding.

(b)  Net of expenses waived or reimbursed by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distributions.

                      (This page left intentionally blank.)

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     EXHIBIT NO.     DESCRIPTION OF EXHIBIT
     -----------     ----------------------
     11 (b) (1)      Certification of Principal Executive Officer Pursuant
                     to Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)      Certification of Principal Financial Officer Pursuant
                     to Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  August 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  August 18, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  August 18, 2004

                                                                Exhibit 11(b)(1)

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Marc O. Mayer, certify that:

1. I have reviewed this report on Form N-CSR (the "Report") of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund");

2. Based on my knowledge, this Report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this Report;

3. Based on my knowledge, the financial statements and other financial information included in this Report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the Fund as of, and for, the periods presented in this Report;

4. The Fund's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Fund, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this Report is being prepared;

         b) evaluated the effectiveness of the Fund's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this Report based on such evaluation; and

         c) disclosed in this Report any change in the Fund's internal control over financial reporting that occurred during the Fund's most recent fiscal half-year [or second fiscal half-year in the case of an annual report] that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting; and

5. The Fund's other certifying officer and I have disclosed to the Fund's auditors and the audit committee of the Fund's board of directors:

         a) all significant deficiencies in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Fund's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the Fund's internal controls.

Date:  August 18, 2004

                                  /s/Marc O. Mayer
                                  ----------------
                                  Marc O. Mayer
                                  President

                                                                Exhibit 11(b)(2)

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER


I, Mark D. Gersten, certify that:

1. I have reviewed this report on Form N-CSR (the "Report") of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund");

2. Based on my knowledge, this Report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this Report;

3. Based on my knowledge, the financial statements and other financial information included in this Report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the Fund as of, and for, the periods presented in this Report;

4. The Fund's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Fund, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this Report is being prepared;

         b) evaluated the effectiveness of the Fund's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this Report based on such evaluation; and

         c) disclosed in this Report any change in the Fund's internal control over financial reporting that occurred during the Fund's most recent fiscal half-year [or second fiscal half-year in the case of an annual report] that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting; and

5. The Fund's other certifying officer and I have disclosed to the Fund's auditors and the audit committee of the Fund's board of directors:

         a) all significant deficiencies in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Fund's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the Fund's internal controls.


Date: August 18, 2004


                                        /s/ Mark D. Gersten
                                        -------------------
                                        Mark D. Gersten
                                        Treasurer and Chief Financial Officer

                                                                  Exhibit 11 (c)

                  CERTIFICATION PURSUANT TO SECTION 906 OF THE
                               SARBANES-OXLEY ACT

Pursuant to 18 U.S.C. 1350, each of the undersigned, being the Principal Executive Officer and Principal Financial Officer of AllianceBernstein Variable Series Fund, Inc. (the "Registrant"), hereby certifies that the Registrant's report on Form N-CSR for the period ended June 30, 2004 (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date: August 18, 2004

                               By:      /s/ Marc O. Mayer
                                       ----------------------
                                       Marc O. Mayer
                                       President

                               By:      /s/ Mark D. Gersten
                                       ----------------------
                                       Mark D. Gersten
                                       Treasurer and Chief Financial Officer



This certification is being furnished solely pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as part of the Report or as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.